As filed with the Securities and Exchange Commission on April  30, 2003.
                                                      1933 Act File No: 33-82080
                                                     1940 Act File No: 811-08664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment
         No. [ ]
                                            ----
         Post-Effective Amendment No.        21                [X]
                                            ----
                                                                          and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                       35                [X]
                                            ----

                      Jackson National Separate Account - I
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                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
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                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
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              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
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                                            With a copy to:
         Susan S. Rhee
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
         Insurance Company                  1025 Thomas Jefferson St. NW
         1 Corporate Way                    Suite 400 East
         Lansing, MI 48951                  Washington DC 20007-5201

                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2003 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                     Caption in Prospectus or
                                             Statement of Additional
                                             Information relating to
                                             each Item


Part A.      Information Required in a Prospectus      Prospectus

1.           Cover Page                                Cover Page

2.           Definitions                               Not Applicable

3.           Synopsis                                  Key Facts; Fee Tables

4.           Condensed Financial Information           Appendix A


5.           General Description of Registrant,        The Company; The
             Depositor and Portfolio Companies         Separate Account;
                                                       Investment Portfolios

6.           Deductions                                Contract Charges

7.           General Description of Variable           The Annuity Contract;
             Annuity Contracts                         Purchases; Transfers;
                                                       Access To Your Money;
                                                       Income Payments (The
                                                       Income Phase); Death
                                                          Benefit; Other
                                                          Information

8.           Annuity Period                            Income Payments (The
                                                          Income Phase)

9.           Death Benefit                             Death Benefit

10.          Purchases and Contract Value              Purchases

11.          Redemptions                               Access To Your Money

12.          Taxes                                     Taxes

13.          Legal Proceedings                         Other Information

14.          Table of Contents of the Statement of     Table of Contents of the
             Additional Information                    Statement of Additional
                                                       Information


             Information Required in a Statement of    Statement of
Part B.      Additional Information                    Additional Information

15.          Cover Page                                Cover Page

16.          Table of Contents                         Table of Contents

17.          General Information and History           General Information
                                                       and History

18.          Services                                  Services

19.          Purchase of Securities Being Offered      Purchase of Securities
                                                       Being Offered

20.          Underwriters                              Underwriters

21.          Calculation of Performance Data           Calculation of
                                                       Performance

22.          Annuity Payments                          Income Payments; Net
                                                       Investment Factor

23.          Financial Statements                      Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 45 Funds of the JNL Series Trust and 12 Series of the JNL Variable Fund LLC. Two different versions of the Prospectus will be created from this Registration Statement. The only differences between the versions of the Prospectuses created from this Registration Statement will be the underlying funds available. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                                   PERSPECTIVE

                          FIXED AND VARIABLE ANNUITYSM

                    JACKSON NATIONAL LIFE DEFINED STRATEGIES

                               VARIABLE ANNUITY(R)

                                    Issued by

                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

o    Individual and group, flexible premium deferred annuity.

o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("Jackson National" or "we") (the "Fixed Accounts").

o    Investment divisions which purchase shares of the following Funds

     JNL SERIES TRUST
        AIM/JNL Large Cap Growth Fund
        AIM/JNL Small Cap Growth Fund
        AIM/JNL Premier Equity II Fund
        Alger/JNL Growth Fund
        Alliance Capital/JNL Growth Fund
        Eagle/JNL Core Equity Fund
        Eagle/JNL SmallCap Equity Fund
        Janus/JNL Aggressive Growth Fund
        Janus/JNL Balanced Fund
        Janus/JNL Capital Growth Fund
        JPMorgan/JNL Enhanced S&P 500 Stock Index Fund
        JPMorgan/JNL International Value Fund
        Lazard/JNL Mid Cap Value Fund
        Lazard/JNL Small Cap Value Fund
        Mellon Capital Management/JNL S&P 500 Index Fund
        Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund
        Mellon Capital Management/JNL Small Cap Index Fund
        Mellon Capital Management/JNL International Index Fund
        Mellon Capital Management/JNL Bond Index Fund
        Oppenheimer/JNL Global Growth Fund
        Oppenheimer/JNL Growth Fund
        PIMCO/JNL Total Return Bond Fund
        PPM America/JNL Balanced Fund
        PPM America/JNL High Yield Bond Fund
        PPM America/JNL Money Market Fund
        PPM America/JNL Value Fund

                                                               (CONTINUED)

        Putnam/JNL Equity Fund
        Putnam/JNL International Equity Fund
        Putnam/JNL Midcap Growth Fund
        Putnam/JNL Value Equity Fund
        S&P/JNL Conservative Growth Fund I
        S&P/JNL Core Index 100 Fund
        S&P/JNL Core Index 75 Fund
        S&P/JNL Core Index 50 Fund
        S&P/JNL Moderate Growth Fund I
        S&P/JNL Aggressive Growth Fund I
        S&P/JNL Very Aggressive Growth Fund I
        S&P/JNL Equity Growth Fund I
        S&P/JNL Equity Aggressive Growth Fund I
        Salomon Brothers/JNL Global Bond Fund
        Salomon Brothers/JNL U.S. Government & Quality Bond Fund
        T. Rowe Price/JNL Established Growth Fund
        T. Rowe Price/JNL Mid-Cap Growth Fund
        T. Rowe Price/JNL Value Fund


         JNL VARIABLE FUND LLC
              First Trust/JNL The DowSM Target 5 Fund
              First Trust/JNL The DowSM Target 10 Fund
              First Trust/JNL The S&P(R) Target 10 Fund
              First Trust/JNL Global Target 15 Fund
              First Trust/JNL Target 25 Fund
              First Trust/JNL Target Small-Cap Fund
              First Trust/JNL Technology Sector Fund
              First Trust/JNL Pharmaceutical/Healthcare Sector Fund First Trust/JNL Financial Sector Fund
              First Trust/JNL Energy Sector Fund
              First Trust/JNL Leading Brands Sector Fund
              First Trust/JNL Communications Sector Fund




WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES. THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

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   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

                                   MAY 1, 2003


PLEASE READ THIS PROSPECTUS BEFORE YOU PURCHASE A PERSPECTIVE FIXED AND VARIABLE ANNUITY. IT CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD KEEP THIS PROSPECTUS ON FILE FOR FUTURE REFERENCE.

TO LEARN MORE ABOUT THE PERSPECTIVE FIXED AND VARIABLE ANNUITY, YOU CAN OBTAIN A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED MAY 1, 2003, BY CALLING JACKSON NATIONAL AT (800) 766-4683 OR BY WRITING JACKSON NATIONAL AT:
ANNUITY SERVICE CENTER, P.O. BOX 378002, DENVER, COLORADO 80237-8002. THE SAI HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) AND IS LEGALLY A PART OF THIS PROSPECTUS. THE TABLE OF CONTENTS OF THE SAI APPEARS AT THE END OF THIS PROSPECTUS. THE SEC MAINTAINS A WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The Dow 10SM" and "The Dow 5 SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The DowSM Target 10 Fund and the First Trust/JNL The DowSM Target 5 Fund. Please see Appendix B for additional information.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JPMorgan/JNL Enhanced S&P 500 Stock Index Fund, the Mellon Capital Management/JNL S&P 500 Index Fund, the Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund and the First Trust/JNL The S&P(R) Target 10 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                TABLE OF CONTENTS
Key Facts.................................................................................................        1


Fee Table ................................................................................................        3


The Annuity Contract......................................................................................        8

The Company...............................................................................................        9


The Guaranteed Fixed Accounts and the Indexed Fixed Account Option .......................................        9


The Separate Account......................................................................................        9

Investment Divisions......................................................................................        9


Contract Charges .........................................................................................       11


Purchases.................................................................................................       13

Transfers.................................................................................................       14


Telephone and Internet Transactions.......................................................................

Access to Your Money .....................................................................................       15


Income Payments (The Income Phase)........................................................................       16


Death Benefit ............................................................................................       17


Taxes.....................................................................................................       19


Other Information ........................................................................................       21

Privacy Policy ...........................................................................................

Table of Contents of the Statement of Additional Information .............................................       23

Appendix A ...............................................................................................      A-1


                                    KEY FACTS
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ANNUITY SERVICE CENTER:          1 (800) 766-4683


         MAIL ADDRESS:           P.O. Box 378002, Denver, Colorado 80237-8002


         DELIVERY ADDRESS:       8055 East Tufts Avenue, Second Floor, Denver,
                                 Colorado 80237



INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:            1 (800) 777-7779


         MAIL ADDRESS:           P.O. Box 30386, Lansing, Michigan 48909-9692


         DELIVERY ADDRESS:       1 Corporate Way, Lansing, Michigan 48951
                                 Attn:  IMG


HOME OFFICE:                      1 Corporate Way, Lansing, Michigan 48951

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THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed accounts, including the indexed fixed option of Jackson National and the Investment Divisions (the "Allocation Options"). The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.


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ALLOCATION OPTIONS

You may put money into any of the Allocation Options but you may not put your money in more than 18 of the variable options plus the Fixed Accounts during the life of your Contract.


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EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance and administration charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions. If you select our Maximum Anniversary Value Death Benefit Option, Jackson National makes a deduction for its insurance and administration charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts an additional charge equal to 0.20% of the daily net asset value of Contracts invested in the Investment Divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual Contract maintenance charge from your Contract.

If you take your money out of the Contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year after receipt of a premium payment and declines 1% a year to 0% after 7 years.

Jackson National may assess a state premium tax charge which ranges from 0-3.5% (the amount of state premium tax, if any, will vary from state to state), depending upon the state, when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

There are also investment charges, which are expected to range from .20% to 1.21%, on an annual basis, of the average daily value of the Funds, depending on the Fund.


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PURCHASES

Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase. We reserve the right to refuse any premium payment.

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ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.


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INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options.

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DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you select the Earnings Protection Benefit Endorsement, the death benefit your beneficiary receives may be increased by 40% of earnings up to a maximum of 100% of the premiums you have paid (25% of earnings for owners ages 70-75).

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FREE LOOK

If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), Jackson National will return the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent. This may be more or less than your original payment. If required by law, Jackson National will return your premium.


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TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

                                    FEE TABLE


The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer contract value between Allocation Options. State premium taxes may also be deducted.


OWNER TRANSACTION EXPENSES(1)


        MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):  7%
        Years Since Premium Payment                           0     1      2      3     4      5     6     7
        Charge                                                7%    6%     5%     4%    3%     2%    1%    0%



        TRANSFER FEE:  $25 for each transfer in excess of 15 in a Contract year


        COMMUTATION FEE(2):  An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).


The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         CONTRACT MAINTENANCE CHARGE: $35 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)


WITHOUT OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%

WITH OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

         Mortality and Expense Risk Charges                      1.13%(3)
         Maximum Anniversary Value Death Benefit Charge           .22%
         Administration Charge                                    .15%
                                                                ------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.70%


The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)

Minimum:  .60%

Maximum: 1.41%


FUND ANNUAL EXPENSES
(as an annual percentage of the Fund's average daily net assets)

                                                                           MANAGEMENT     ESTIMATED
                                                                              AND        DISTRIBUTION                 TOTAL FUND
                                                                         ADMINISTRATIVE    (12B-1)        OTHER         ANNUAL
                                                                              FEE           FEES*        EXPENSES      EXPENSES
------------------------------------------------------------------------ --------------- ------------- ------------- --------------

AIM/JNL Large Cap Growth Fund                                                 1.10%           .05%          0%             1.15%


AIM/JNL Small Cap Growth Fund                                                 1.15%           .02%          0%             1.17%
AIM/JNL Premier Equity II Fund                                                1.05%           .04%          0%             1.09%
Alger/JNL Growth Fund                                                         1.08%             0%          0%             1.08%
Alliance Capital/JNL Growth Fund                                              0.88%           .01%          0%             0.89%
Eagle/JNL Core Equity Fund                                                    0.97%           .03%          0%             1.00%
Eagle/JNL SmallCap Equity Fund                                                1.05%           .03%          0%             1.08%
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                                0.89%           .01%          0%             0.90%
JPMorgan/JNL International Value Fund                                         1.08%             0%          0%             1.08%
Janus/JNL Aggressive Growth Fund                                              1.02%           .08%          0%             1.10%
Janus/JNL Balanced Fund                                                       1.05%           .02%          0%             1.07%
Janus/JNL Capital Growth Fund                                                 1.04%           .05%          0%             1.09%
Janus/JNL Global Equities Fund**                                              1.07%           .03%          0%             1.10%
Lazard/JNL Mid Cap Value Fund                                                 1.08%           .04%          0%             1.12%
Lazard/JNL Small Cap Value Fund                                               1.14%           .03%          0%             1.17%
Mellon Capital Management/JNL S&P 500 Index Fund                              0.60%           .01%          0%             0.61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund                      0.60%           .01%          0%             0.61%
Mellon Capital Management/JNL Small Cap Index Fund                            0.60%           .02%          0%             0.62%
Mellon Capital Management/JNL International Index Fund                        0.65%             0%          0%             0.65%
Mellon Capital Management/JNL Bond Index Fund                                 0.60%             0%          0%             0.60%
Oppenheimer/JNL Global Growth Fund                                            1.05%             0%          0%             1.05%
Oppenheimer/JNL Growth Fund                                                   1.00%             0%          0%             1.00%
PIMCO/JNL Total Return Bond Fund                                              0.80%             0%          0%             0.80%
PPM America/JNL Balanced Fund                                                 0.81%           .01%+         0%             0.82%
PPM America/JNL High Yield Bond Fund                                          0.82%             0%          0%             0.82%
PPM America/JNL Money Market Fund                                             0.69%             0%          0%             0.69%
PPM America/JNL Value Fund                                                    0.85%           .13%          0%             0.98%
Putnam/JNL Equity Fund                                                        0.99%           .06%          0%             1.05%
Putnam/JNL International Equity Fund                                          1.18%           .03%          0%             1.21%
Putnam/JNL Midcap Growth Fund                                                 1.05%           .05%          0%             1.10%
Putnam/JNL Value Equity Fund                                                  0.98%           .03%          0%             1.01%
S&P/JNL Core Index 100 Fund                                                   0.20%             0%          0%             0.20%
S&P/JNL Core Index 75 Fund                                                    0.20%             0%          0%             0.20%
S&P/JNL Core Index 50 Fund                                                    0.20%             0%          0%             0.20%
S&P/JNL Conservative Growth Fund I***                                         0.20%             0%          0%             0.20%
S&P/JNL Moderate Growth Fund I***                                             0.20%             0%          0%             0.20%
S&P/JNL Aggressive Growth Fund I***                                           0.20%             0%          0%             0.20%
S&P/JNL Very Aggressive Growth Fund I***                                      0.20%             0%          0%             0.20%
S&P/JNL Equity Growth Fund I***                                               0.20%             0%          0%             0.20%
S&P/JNL Equity Aggressive Growth Fund I***                                    0.20%             0%          0%             0.20%
Salomon Brothers/JNL Global Bond Fund                                         0.95%             0%          0%             0.95%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                      0.78%             0%          0%             0.78%
T. Rowe Price/JNL Established Growth Fund                                     0.92%           .02%          0%             0.94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                         1.03%           .01%          0%             1.04%
T. Rowe Price/JNL Value Fund                                                  1.00%           .02%          0%             1.02%
First Trust/JNL The DowSM Target 5 Fund                                       0.83%             0%          0%             0.83%
First Trust/JNL The DowSM Target 10 Fund                                      0.83%             0%          0%             0.83%
First Trust/JNL The S&P(R)Target 10 Fund                                      0.83%             0%          0%             0.83%
First Trust/JNL Global Target 15 Fund                                         0.88%             0%          0%             0.88%
First Trust/JNL Target 25 Fund                                                0.82%             0%          0%             0.82%
First Trust/JNL Target Small-Cap Fund                                         0.83%             0%          0%             0.83%
First Trust/JNL Technology Sector Fund                                        0.89%             0%          0%             0.89%
First Trust/JNL Pharmaceutical/Healthcare Sector Fund                         0.89%             0%          0%             0.89%
First Trust/JNL Financial Sector Fund                                         0.89%             0%          0%             0.89%
First Trust/JNL Energy Sector Fund                                            0.89%             0%          0%             0.89%
First Trust/JNL Leading Brands Sector Fund                                    0.89%             0%          0%             0.89%
First Trust/JNL Communications Sector Fund                                    0.89%             0%          0%             0.89%

------------------------------------------------------------------------ --------------- ------------- ------------- --------------


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund, and all the First Trust Funds, except the First Trust/JNL Global Target 15 Fund, pay an Administrative Fee of .15%. The First Trust/JNL Global Target 15 Fund pays an Administrative Fee of .20%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Administrative Fees are paid to Jackson National Asset Management, LLC. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


+The Adviser anticipates that the 12b-1 fee will be less than .01%.

*The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


** The Janus/JNL Global Equities Fund (the "Fund") was closed to new Contract owners on September 1, 2000. The Fund is still available to Contract owners who purchased their Contracts prior to September 1, 2000, even if the Contract owners does not have a current allocation in the Fund. The Fund is also available to both new and existing Contract owners as an underlying Fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.


*** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.


The total annual operating expenses for each S&P/JNL Fund (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .80% to 1.41% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Fund and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         S&P/JNL Conservative Growth Fund I........................  1.062%
         S&P/JNL Moderate Growth Fund I............................  1.122%
         S&P/JNL Aggressive Growth Fund I..........................  1.190%
         S&P/JNL Very Aggressive Growth Fund I.....................  1.219%
         S&P/JNL Equity Growth Fund I..............................  1.212%
         S&P/JNL Equity Aggressive Growth Fund I...................  1.218%

EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost of the Earnings Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$320              $977              $1,659           $3,476

If you surrender your Contract at the end of each time period

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$390              $1,027            $1,689           $3,476

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$209              $646              $1,108           $2,390

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$279              $696              $1,138           $2,390

The following examples include maximum Fund fees and expenses and include the cost of the Earnings Protection Benefit Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$310              $948              $1,611           $3,383

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$380              $998              $1,641           $3,383

The following examples include minimum Fund fees and expenses and include the cost of the Earnings Protection Benefit Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$229              $706              $1,210           $2,595

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$299              $756              $1,240           $2,595

The following examples include maximum Fund fees and expenses and include the cost of the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$300              $918              $1,562           $3,290

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$370              $968              $1,592           $3,290

The following examples include minimum Fund fees and expenses and include the cost of the Maximum Anniversary Value Death Benefit Option. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$219              $676              $1,159           $2,493

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$289              $726              $1,189           $2,493

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of both the variable account and the underlying mutual Funds. Premium taxes may also apply. The examples reflect the Contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.

A withdrawal charge is imposed on income payments which occur within one year of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is provided below. It shows values for the following Contracts:

     *    Contracts with no endorsements and

     * Contracts with both the Earnings Protection Endorsement and the Maximum Anniversary Value Death Benefit.

ACCUMULATION UNIT VALUES
BASE CONTRACT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values in this table do not reflect deductions for the Maximum Anniversary Value Benefit or the Earnings Protection Benefit.

INVESTMENT      DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
DIVISIONS           2002         2001          2000         1999         1998         1997         1996        1995(A)
                    ----         ----          ----         ----         ----         ----         ----        -------

AIM/JNL Large
Cap Growth
Division
  Accumulation
  unit value:
   Beginning of
   period          $10.94       $10.00        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
   End of period    $8.04       $10.94        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
  Accumulation
  units
  outstanding
  at the end of
  period           257,926      41,057        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)

AIM/JNL Premier
Equity II
Division
  Accumulation
   unit value:
   Beginning of
   period          $11.02       $10.00        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
   End of period    $7.80       $11.02        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
  Accumulation
  units
  outstanding
  at the end of
  period           331,809      71,912        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)

AIM/JNL Small
Cap Growth
Division
  Accumulation
  unit value:
   Beginning of
   period          $11.57       $10.00        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
   End of period    $8.29       $11.57        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
  Accumulation
  units
  outstanding
  at the end of
  period           822,117      154,845       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)

Alger/JNL
Growth Division
  Accumulation
  unit value:
   Beginning of
   period          $19.41       $22.36        $26.20       $19.86       $13.82       $11.11        $9.93       $10.00
   End of period   $12.79       $19.41        $22.36       $26.20       $19.86       $13.82       $11.11        $9.93
  Accumulation
  units
  outstanding
  at the end of
  period         10,831,130   14,789,965    16,136,216   12,779,325    7,704,990    5,908,446    3,310,810     12,285

Alliance
Capital/JNL
Growth Division
  Accumulation
  unit value:
   Beginning of
   period           $6.71        $7.96        $10.00       N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
   End of period    $4.56        $6.71        $7.96        N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
  Accumulation
  units
  outstanding
  at the end of
  period          4,300,783    4,686,195    2,233,453      N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)

Eagle/JNL Core
Equity Division
  Accumulation
   unit value:
   Beginning of
   period          $16.89       $19.00        $19.21       $15.77       $13.72       $10.52       $10.00       N/A(b)
   End of period   $13.23       $16.89        $19.00       $19.21       $15.77       $13.72       $10.52       N/A(b)
  Accumulation
  units
  outstanding
  at the end of
  period          3,659,294    4,335,797    4,549,021     3,154,438    1,829,363     766,516      84,895       N/A(b)

Eagle/JNL
SmallCap Equity
Division
  Accumulation
  unit value:
   Beginning of
   period          $15.39       $14.07        $16.44       $13.98       $14.00       $11.12       $10.00       N/A(b)
   End of period   $11.72       $15.39        $14.07       $16.44       $13.98       $14.00       $11.12       N/A(b)
  Accumulation
  units
  outstanding
  at the end of
  period          4,636,439    5,477,543    4,810,070     3,152,948    2,274,545     857,946      71,014       N/A(b)

Janus/JNL
Aggressive
Growth Division
  Accumulation
  unit value:
   Beginning of
   period          $21.21       $30.83        $39.54       $20.62       $13.26       $11.95       $10.20       $10.00
   End of period   $14.69       $21.21        $30.83       $39.54       $20.62       $13.26       $11.95       $10.20
  Accumulation
  units
  outstanding
  at the end of
  period         11,223,192   15,754,272    17,580,395   13,399,786    6,839,305    5,371,379    2,355,530      4,008

Janus/JNL
Balanced
Division
  Accumulation
  unit value:
   Beginning of
   period          $9.20        $9.77         $10.00       N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
   End of period   $8.48        $9.20         $9.77        N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
  Accumulation
  units
  outstanding
  at the end of
  period          5,839,788    5,987,405    2,453,090      N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)

Janus/JNL
Capital Growth
Division
  Accumulation
  unit value:
   Beginning of
   period          $15.05       $25.52        $39.66       $17.94       $13.46       $11.87       $10.34       $10.00
   End of period   $10.51       $15.05        $25.52       $39.66       $17.94       $13.46       $11.87       $10.34
  Accumulation
  units
  outstanding
  at the end of
  period         11,407,014   15,885,658    17,431,473   12,048,149    5,849,883    5,132,743    2,985,668      1,587

Janus/JNL
Global Equities
Division
  Accumulation
  unit value:
   Beginning of
   period          $19.65       $26.06        $32.33       $19.92       $15.93       $13.57       $10.48       $10.00
   End of period   $14.12       $19.65        $26.06       $32.33       $19.92       $15.93       $13.57       $10.48
  Accumulation
  units
  outstanding
  at the end of
  period         12,349,379   16,824,375    20,248,887   15,866,078   11,242,198    9,067,277    3,090,234      4,778

JPMorgan/JNL
Enhanced S&P
500 Stock Index
Division
 Accumulation unit value:
  Beginning of
  period           $10.22         N/A(k)     N/A(k)           N/A(k)       N/A(k)        N/A(k)      N/A(k)       N/A(k)
  End of period    $10.64         N/A(k)     N/A(k)           N/A(k)       N/A(k)        N/A(k)      N/A(k)       N/A(k)
 Accumulation
 units
 outstanding
 at the end of
 period            83,108         N/A(k)     N/A(k)           N/A(k)       N/A(k)        N/A(k)      N/A(k)       N/A(k)

JPMorgan/JNL
International
Value Division
 Accumulation unit value:
  Beginning of
  period          $9.33          N/A(k)           N/A(l)     N/A(l)      N/A(l)      N/A(l)         N/A(l)       N/A(l)
  End of period
 Accumulation     $10.14         N/A(k)           N/A(l)     N/A(l)      N/A(l)      N/A(l)         N/A(l)       N/A(l)
 units
 outstanding
 at the end of
 period           22,509         N/A(k)           N/A(l)     N/A(l)      N/A(l)      N/A(l)         N/A(l)       N/A(l)

Lazard/JNL Mid
Cap Value
Division
  Accumulation
   unit value:
   Beginning of
   period          $11.20       $10.00        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
   End of period    $9.49       $11.20        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
  Accumulation
  units
  outstanding
  at the end of
  period          1,945,294     102,381       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)

Lazard/JNL
Small Cap Value
Division
  Accumulation
  unit value:
   Beginning of
   period          $11.43       $10.00        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
   End of period    $9.33       $11.43        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
  Accumulation
  units
  outstanding
  at the end of
  period          2,022,206     161,376       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)

Mellon Capital
Management/JNL
Bond Index
Division
  Accumulation
  unit value:
   Beginning of
   period           $10.00       N/A(k)        N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)
   End of period    $10.12       N/A(k)        N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)
  Accumulation
  units
  outstanding
  at the end of
  period           79,158       N/A(k)        N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)

Mellon Capital
Management/JNL
International
Index Division
  Accumulation
  unit value:
   Beginning of
   period           $9.93       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
   End of period   $10.31       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
  Accumulation
  units
  outstanding
  at the end of
  period           30,077       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)

Mellon Capital
Management/JNL
S&P 400 Mid Cap
 Index Division
  Accumulation
  unit value:
   Beginning of
   period           $9.85       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
   End of period   $10.43       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
  Accumulation
  units
outstanding
at the end of
period             87,434       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)

Mellon Capital
Management/JNL
S&P 500 Index
Division
  Accumulation
  unit value:
   Beginning of
   period           $10.00       N/A(k)        N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)
   End of period    $10.62       N/A(k)        N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)
  Accumulation
  units
outstanding
at the end of
period             212,193      N/A(k)        N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)       N/A(k)

Mellon Capital
Management/JNL
Small Cap Index
Division
  Accumulation
  unit value:
   Beginning of
   period            $9.96       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
   End of period    $10.53       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
  Accumulation
  units
outstanding
at the end of
period             57,890       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)

Oppenheimer/JNL
Global Growth
Division
  Accumulation
   unit value:
   Beginning of
   period           $9.18       $10.00        N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)
   End of period    $7.03        $9.18        N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)
  Accumulation
  units
  outstanding
  at the end of
  period          2,229,767     866,690       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)

Oppenheimer/JNL
Growth Division
  Accumulation
   unit value:
   Beginning of
   period           $9.33       $10.00        N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)
   End of period    $6.87        $9.33        N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)
  Accumulation
  units
  outstanding
  at the end of
  period           596,099      399,449       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)       N/A(h)

PIMCO/JNL Total
Return Bond
Division
  Accumulation
   unit value:
   Beginning of
   period           $9.85       $10.00        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
   End of period   $10.58        $9.85        N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)
  Accumulation
  units
  outstanding
  at the end of
  period          6,035,970     851,411       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)       N/A(i)

PPM America/JNL
Balanced
Division (c)
  Accumulation
   unit value:
   Beginning of
   period          $16.41       $15.05        $14.10       $14.31       $13.19       $11.29       $10.34       $10.00
   End of period   $15.87       $16.41        $15.05       $14.10       $14.31       $13.19       $11.29       $10.34
  Accumulation
  units
  outstanding
  at the end of
  period         11,302,837   11,986,416    10,032,286    9,940,416    6,574,171    4,486,973    2,120,529     12,871

PPM America/JNL
High Yield Bond
Division
  Accumulation
   unit value:
   Beginning of
   period          $12.62       $12.12        $13.02       $13.06       $12.75       $11.26       $10.11       $10.00
   End of period   $12.70       $12.62        $12.12       $13.02       $13.06       $12.75       $11.26       $10.11
  Accumulation
  units
  outstanding
  at the end of
  period          8,221,752    9,858,774    9,117,909     9,672,921    7,350,674    4,711,051    1,147,840       100

PPM America/JNL
Money Market
Division
  Accumulation
   unit value:
   Beginning of
   period          $12.22       $11.98        $11.48       $11.12       $10.74       $10.37       $10.03       $10.00
   End of period   $12.18       $12.22        $11.98       $11.48       $11.12       $10.74       $10.37       $10.03
  Accumulation
  units
  outstanding
  at the end of
  period          7,961,450   11,568,952    8,517,299    11,491,181    4,713,958    3,855,123    2,193,176     14,608

PPM America/JNL
Value Division
  Accumulation
   unit value:
   Beginning of
   period           $9.50       N/A(n)        N/A(n)       N/A(n)       N/A(n)       N/A(n)       N/A(n)        N/A(n)
End of period      $10.93       N/A(n)        N/A(n)       N/A(n)       N/A(n)       N/A(n)       N/A(n)        N/A(n)
 Accumulation
 units
 outstanding
 at the end of
 period           30,771        N/A(n)        N/A(n)       N/A(n)       N/A(n)       N/A(n)       N/A(n)        N/A(n)

Putnam/JNL
Equity Division (c)
  Accumulation unit value:
   Beginning of
   period          $16.15       $21.84        $26.96       $21.13       $15.88       $13.22       $10.58       $10.00
   End of period   $12.09       $16.15        $21.84       $26.96       $21.13       $15.88       $13.22       $10.58
  Accumulation
  units
  outstanding
  at the end of
  period         11,426,408   15,246,847    16,776,830   14,056,305    8,348,592    5,207,294    1,682,604       571

Putnam/JNL
International
Equity Division (d)
 Accumulation unit value:
 Beginning of
 period             $11.69       $14.87        $17.53       $13.46       $11.94       $11.78       $10.49       $10.00
 End of period       $9.16       $11.69        $14.87       $17.53       $13.46       $11.94       $11.78       $10.49
 Accumulation
 units
 outstanding
 at the end of
 period            6,591,626    7,467,615    7,353,097     5,507,406    4,828,701    4,406,642    2,039,430      3,096

Putnam/JNL
Midcap Growth
Division
  Accumulation
  unit value:
   Beginning of
   period           $7.06        $9.81        $10.00       N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
   End of period    $4.92        $7.06        $9.81        N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
  Accumulation
  units
  outstanding
  at the end of
  period          2,256,106    2,574,918    1,840,603      N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)

Putnam/JNL
Value Equity
Division (c)
  Accumulation
  unit value:
   Beginning of
   period          $16.44       $17.80        $16.87       $17.29       $15.59       $12.98       $10.59       $10.00
   End of period   $12.99       $16.44        $17.80       $16.87       $17.29       $15.59       $12.98       $10.59
  Accumulation
  units
  outstanding
  at the end of
  period         13,958,334   17,374,199    18,374,087   16,357,203   10,899,898    6,925,507    1,330,288      3,944

S&P/JNL
Conservative
Growth Division
I
  Accumulation
  unit value:
   Beginning of
   period          $11.13       $11.85        $12.21       $10.36       $10.00       N/A(e)       N/A(e)       N/A(e)
   End of period   $10.05       $11.13        $11.85       $12.21       $10.36       N/A(e)       N/A(e)       N/A(e)
  Accumulation
  units
  outstanding
  at the end of
  period         16,064,876   16,213,693    11,548,615    5,873,298     967,674      N/A(e)       N/A(e)       N/A(e)

S&P/JNL
Moderate Growth
Division I
  Accumulation
   unit value:
   Beginning of
   period          $11.33       $12.40        $13.15       $10.52       $10.00       N/A(e)       N/A(e)       N/A(e)
   End of period    $9.79       $11.33        $12.40       $13.15       $10.52       N/A(e)       N/A(e)       N/A(e)
  Accumulation
  units
  outstanding
  at the end of
  period         23,364,549   25,281,429    17,565,944    8,312,453    1,198,566     N/A(e)       N/A(e)       N/A(e)

S&P/JNL
Aggressive
Growth Division I
  Accumulation
  unit value:
   Beginning of
   period          $11.33       $12.85        $14.38       $10.77       $10.00       N/A(e)       N/A(e)       N/A(e)
   End of period    $9.13       $11.33        $12.85       $14.38       $10.77       N/A(e)       N/A(e)       N/A(e)
  Accumulation
  units
  outstanding
  at the end of
  period          7,814,916    9,087,381    7,064,128     2,790,656     410,888      N/A(e)       N/A(e)       N/A(e)

S&P/JNL Very
Aggressive
Growth Division I
  Accumulation
  unit value:
   Beginning of
   period          $11.30       $13.28        $16.25       $11.07       $10.00       N/A(e)       N/A(e)       N/A(e)
   End of period    $8.55       $11.30        $13.28       $16.25       $11.07       N/A(e)       N/A(e)       N/A(e)
  Accumulation
  units
  outstanding
  at the end of
  period          4,308,780    5,007,185    4,279,446     1,438,910     220,495      N/A(e)       N/A(e)       N/A(e)

S&P/JNL Equity
Growth Division I
  Accumulation
  unit value:
   Beginning of
   period          $10.65       $12.61        $14.87       $10.53       $10.00       N/A(e)       N/A(e)       N/A(e)
   End of period    $8.05       $10.65        $12.61       $14.87       $10.53       N/A(e)       N/A(e)       N/A(e)
  Accumulation
  units
  outstanding
  at the end of
  period         10,657,778   13,042,220    10,443,838    3,994,657     478,149      N/A(e)       N/A(e)       N/A(e)

S&P/JNL Equity
Aggressive
Growth Division I
  Accumulation
  unit value:
   Beginning of
   period          $10.84       $12.75        $15.24       $10.64       $10.00       N/A(e)       N/A(e)       N/A(e)
   End of period    $8.21       $10.84        $12.75       $15.24       $10.64       N/A(e)       N/A(e)       N/A(e)
  Accumulation
  units
  outstanding
  at the end of
  period          2,991,831    3,663,573    3,066,578     1,183,888     304,127      N/A(e)       N/A(e)       N/A(e)

S&P/JNL Core
Index 100
Division
Accumulation
unit value:
Beginning of
period             $10.00       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
End of period      $10.45       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)
Accumulation
units
outstanding
at the end of
period             26,462       N/A(m)        N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)       N/A(m)

S&P/JNL Core
Index 50
Division
Accumulation
unit value:
Beginning of
period             $11.06       N/A(o)        N/A(o)       N/A(o)       N/A(o)       N/A(o)       N/A(o)       N/A(o)
End of period      $10.47       N/A(o)        N/A(o)       N/A(o)       N/A(o)       N/A(o)       N/A(o)       N/A(o)
Accumulation
units
outstanding
at the end of
period              1,932       N/A(o)        N/A(o)       N/A(o)       N/A(o)       N/A(o)       N/A(o)       N/A(o)

S&P/JNL Core
Index 75
Division
Accumulation
unit value:
Beginning of
period             $10.42       N/A(p)        N/A(p)       N/A(p)       N/A(p)       N/A(p)       N/A(p)       N/A(p)
End of period      $10.47       N/A(p)        N/A(p)       N/A(p)       N/A(p)       N/A(p)       N/A(p)       N/A(p)
Accumulation
units
outstanding
at the end of
period              7,572       N/A(p)        N/A(p)       N/A(p)       N/A(p)       N/A(p)       N/A(p)       N/A(p)

Salomon
Brothers/JNL
Global Bond
Division
  Accumulation
  unit value:
   Beginning of
   period          $14.46       $13.73        $12.99       $12.94       $12.80       $11.74       $10.41       $10.00
   End of period   $15.46       $14.46        $13.73       $12.99       $12.94       $12.80       $11.74       $10.41
  Accumulation
  units
  outstanding
  at the end of
  period          3,816,201    4,053,144    4,116,938     3,970,746    3,166,154    2,603,857     911,885       3,128

Salomon
Brothers/JNL
U.S. Government
& Quality Bond
Division
  Accumulation
  unit value:
   Beginning of
   period          $13.37       $12.67        $11.53       $12.00       $11.12       $10.33       $10.21       $10.00
   End of period   $14.70       $13.37        $12.67       $11.53       $12.00       $11.12       $10.33       $10.21
  Accumulation
  units
  outstanding
  at the end of
  period         14,668,784   12,659,553    8,258,157     7,963,550    5,006,001    2,090,575     902,055       1,275

T. Rowe
Price/JNL
Established
Growth Division
  Accumulation
  unit value:
   Beginning of
   period          $21.04       $23.77        $24.19       $20.14       $15.99       $12.53       $10.36       $10.00
   End of period   $15.91       $21.04        $23.77       $24.19       $20.14       $15.99       $12.53       $10.36
  Accumulation
  units
  outstanding
  at the end of
  period         12.765,760   15,911,916    16,685,946   14,057,518   10,399,047    7,218,789    2,500,896     10,564

T. Rowe
Price/JNL
Mid-Cap Growth
Division
  Accumulation
   unit value:
   Beginning of
   period          $22.07       $22.72        $21.50       $17.58       $14.68       $12.59       $10.37       $10.00
   End of period   $16.99       $22.07        $22.72       $21.50       $17.58       $14.68       $12.59       $10.37
  Accumulation
  units
  outstanding
  at the end of
  period         10,928,820   13,844,072    15,106,446   11,658,193    9,941,003    8,031,753    3,585,051      5,120

T. Rowe
Price/JNL Value
Division
  Accumulation
  unit value:
   Beginning of
   period          $11.21       $11.29        $10.00       N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
   End of period    $9.20       $11.21        $11.29       N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)
  Accumulation
  units
  outstanding
  at the end of
  period          7,225,836    7,290,624    1,379,388      N/A(g)       N/A(g)       N/A(g)       N/A(g)       N/A(g)

First Trust/JNL
The Dow(SM)
Target 5
Division
  Accumulation
  unit value:
   Beginning of
   period           $7.24        $7.60        $7.74        $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $6.28        $7.24        $7.60         $7.74       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          1,205,985     930,131      663,267       497,804      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
The Dow(SM)
Target 10
Division
  Accumulation
  unit value:
   Beginning of
   period           $8.61        $9.00        $8.67        $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $7.66        $8.61        $9.00         $8.67       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          6,515,857    4,240,098    2,340,312      898,160      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
The S&P (R)
Target 10
Division
  Accumulation
  unit value:
   Beginning of
   period           $9.09       $11.72        $10.98       $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $7.34        $9.09        $11.72       $10.98       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          2,794,216    2,181,891    1,617,989      836,713      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
The Global
Target 15
Division
  Accumulation
  unit value:
   Beginning of
   period           $8.38        $8.56        $8.93        $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $7.12        $8.38        $8.56         $8.93       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          1,663,442     940,817      588,686       227,870      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Target 25
Division
  Accumulation
   unit value:
   Beginning of
   period           $8.76        $7.78        $8.24        $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $7.63        $8.76        $7.78         $8.24       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          1,813,423     927,576      458,998       225,236      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Target
Small-Cap
Division
  Accumulation
   unit value:
   Beginning of
   period          $14.04       $14.82        $12.29       $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period   $11.40       $14.04        $14.82       $12.29       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          1,570,798     997,595      521,580       170,871      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Technology
Sector Division
  Accumulation
   unit value:
   Beginning of
   period           $6.49       $11.93        $15.28       $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $4.02        $6.49        $11.93       $15.28       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          3,471,994    3,016,465    1,683,181      512,510      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Pharmaceutical/
Healthcare
Sector Division
  Accumulation
   unit value:
   Beginning of
   period          $12.23       $13.32        $9.67        $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $8.37       $12.23        $13.32        $9.67       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          2,094,390    1,953,625    1,311,066      418,359      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Financial
Sector Division
  Accumulation
   unit value:
   Beginning of
   period           $9.75       $11.18        $8.91        $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $8.27        $9.75        $11.18        $8.91       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          1,660,329    1,596,407    1,008,606      280,321      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Energy Sector
Division
  Accumulation
   unit value:
   Beginning of
   period          $10.73       $14.61        $10.20       $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period   $10.21       $10.73        $14.61       $10.20       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period           692,179      673,841      357,749       74,681       N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Leading Brands
Sector Division
  Accumulation
   unit value:
   Beginning of
   period           $9.10       $10.10        $9.48        $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $8.44        $9.10        $10.10        $9.48       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          1,079,249     864,203      426,052       176,274      N/A(f)       N/A(f)       N/A(f)       N/A(f)

First Trust/JNL
Communications
Sector Division
  Accumulation
   unit value:
   Beginning of
   period           $5.59       $10.79        $14.99       $10.00       N/A(f)       N/A(f)       N/A(f)       N/A(f)
   End of period    $3.00        $5.59        $10.79       $14.99       N/A(f)       N/A(f)       N/A(f)       N/A(f)
  Accumulation
  units
  outstanding
  at the end of
  period          1,953,721    1,834,516    1,158,100      336,879      N/A(f)       N/A(f)       N/A(f)       N/A(f)


(a) The Separate Account commenced operations on October 16, 1995.
(b) The Eagle/JNL Core Equity Division and the Eagle/JNL SmallCap Equity Division commenced operations on September 16, 1996.
(c) Prior to May 1, 1997, the Putnam/JNL Growth Division was the JNL/Phoenix Investment Counsel Growth Division and the management fee was .90%, the Putnam/JNL Value Equity Division was the PPM America/JNL Value Equity Division and the management fee was .75%; and the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the management fee was ..90%.
(d) Prior to May 1, 2000, the Putnam/JNL International Equity Division was the
T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(e) The S&P/JNL Conservative Growth Division I commenced operations on April 9, 1998, the S&P/JNL Moderate Growth Division I commenced operations on April 8, 1998, the S&P/JNL Aggressive Growth Division I commenced operations on April 8, 1998, the S&P/JNL Very Aggressive Growth Division I commenced operations on
April 1, 1998, the S&P/JNL Equity Growth Division I commenced operations on April 13, 1998, and the S&P/JNL Equity Aggressive Growth Division I commenced operations on April 15, 1998.
(f) Each of the First Trust/JNL The DowSM Target 5 Division, the First Trust/JNL The DowSM Target 10 Division, the First Trust/JNL The S&P(R) Target 10 Division, the First Trust/JNL Global Target 15 Division, the First Trust/JNL Target 25 Division, the First Trust/JNL Target Small-Cap Division, the First Trust/JNL Technology Sector Division, the First Trust/JNL Pharmaceutical/Healthcare Division, the First Trust/JNL Financial Sector, the First Trust/JNL Energy Sector Division, the First Trust/JNL Leading Brands Sector Division, and the First Trust/JNL Communications Sectors Division commenced operations on July 2, 1999.
(g) Each of the Alliance Capital/JNL Growth Division, Janus/JNL Balanced Division, Putnam/JNL Midcap Growth Division, and the T. Rowe Price/JNL Value Division commenced operations on May 1, 2000.
(h) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.
(i) Each of the AIM/JNL Large Cap Growth Division, AIM/JNL Premier Equity II Division, AIM/JNL Small Cap Growth Division, Lazard/JNL Mid Cap Value Division, Lazard/JNL Small Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.
(j) These investment divisions had not commenced operations as of December 31, 2002.
(k) JPMorgan/JNL Enhanced S&P 500 Stock Index Division, Mellon Capital Management/JNL Bond Index Division and Mellon Capital Management/JNL S&P 500 Index Division commenced operations on October 1, 2002.
(l) JPMorgan/JNL International Value Division commenced operations on October 8, 2002.
(m) Mellon Capital Management/JNL International Index Division, Mellon Capital Management/JNL S&P 400 Index Division, Mellon Capital Management/JNL Small Cap Index Division and S&P/JNL Core Index 100 Division commenced operations on October 2, 2002.
(n) PPM America/JNL Value Division commenced operations on October 10, 2002.
(o) S&P/JNL Core Index 50 Division commenced operations on November 25, 2002.
(p) S&P/JNL Core Index 75 Division commenced operations on October 29, 2002.

ACCUMULATION UNIT VALUES
WITH EARNINGS PROTECTION BENEFIT AND MAXIMUM ANNIVERSARY VALUE

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The Separate Account commenced operations on October 16, 1995. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values reflect deductions for the Maximum Anniversary Value Benefit and the Earnings Protection Benefit. The Earnings Protection Benefit was first offered July 1, 2001 and the Maximum Anniversary Value Death Benefit was first offered October 29, 2001.

INVESTMENT DIVISIONS                               DECEMBER 31,    DECEMBER 31,
                                                       2002            2001
                                                       ----            ----

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                               $10.00          N/A(d)
    End of period                                     $7.86           N/A(d)
  Accumulation units
outstanding
  at the end of period                                 437            N/A(d)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                               $10.00          N/A(e)
    End of period                                     $7.08           N/A(e)
  Accumulation units
outstanding
  at the end of period                                2,331           N/A(e)

AIM/JNL Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                               $10.88          $10.00
    End of period                                     $7.78           $10.88
  Accumulation units
outstanding
  at the end of period                                2,341            150

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                               $10.17          $10.00
    End of period                                     $6.68           $10.17
  Accumulation units
outstanding
  at the end of period                                1,332            150

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                               $10.08          $10.00
    End of period                                     $6.83           $10.08
  Accumulation units
outstanding
  at the end of period                                13,895          4,805

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                               $10.14          $10.00
    End of period                                     $7.92           $10.14
  Accumulation units
outstanding
  at the end of period                                2,483           1,955

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                               $10.97          $10.00
    End of period                                     $8.33           $10.97
  Accumulation units
outstanding
  at the end of period                                5,505           7,152

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                               $10.22          $10.00
    End of period                                     $7.06           $10.22
  Accumulation units
outstanding
  at the end of period                                2,823           3,741

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                               $9.94           $10.00
    End of period                                     $9.13           $9.94
  Accumulation units
outstanding
  at the end of period                                4,540           1,584

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                               $10.15          $10.00
    End of period                                     $7.06           $10.15
  Accumulation units
outstanding
  at the end of period                                 173            1,720

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

JPMorgan/JNL Enhanced S&P 500
 Stock Index Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Lazard/JNL Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                               $10.59          $10.00
    End of period                                     $8.95           $10.59
  Accumulation units
outstanding
  at the end of period                                 476             150

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                               $10.00          N/A(a)
    End of period                                     $8.13           N/A(a)
  Accumulation units
outstanding
  at the end of period                                  81            N/A(a)

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Mellon Capital Management/JNL International
 Index Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Mellon Capital Management/JNL S&P 400
 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Mellon Capital Management/JNL S&P 500 Index
 Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Mellon Capital Management/JNL Small Cap
 Index Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Oppenheimer/JNL Global Growth Division (b)
 Accumulation unit value:
    Beginning of period                               $10.06          $10.00
    End of period                                     $7.68           $10.06
  Accumulation units
outstanding
  at the end of period                                5,471           1,746

Oppenheimer/JNL Growth Division (b)
 Accumulation unit value:
    Beginning of period                               $10.17          $10.00
    End of period                                     $7.47           $10.17
  Accumulation units
outstanding
  at the end of period                                1,783            499

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                               $10.00          $10.00
    End of period                                     $10.70          $10.00
  Accumulation units
outstanding
  at the end of period                                4,196            300

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                               $10.18          $10.00
    End of period                                     $9.81           $10.18
  Accumulation units
outstanding
  at the end of period                                7,242            102

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                               $9.98           $10.00
    End of period                                     $10.01          $9.98
  Accumulation units
outstanding
  at the end of period                                4,217           1,029

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                               $10.00          $10.00
    End of period                                     $9.93           $10.00
  Accumulation units
outstanding
  at the end of period                                1,349            500

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                               $10.00          N/A(f)
    End of period                                     $7.53           N/A(f)
  Accumulation units
outstanding
  at the end of period                                1,037           N/A(f)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                               $10.19          $10.00
    End of period                                     $7.95           $10.19
  Accumulation units
outstanding
  at the end of period                                5,535           2,859

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                               $10.54          $10.00
    End of period                                     $7.32           $10.54
  Accumulation units
outstanding
  at the end of period                                1,358            494

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                               $10.17          $10.00
    End of period                                     $8.01           $10.17
  Accumulation units
outstanding
  at the end of the period                            5,738           5,048

S&P/JNL Aggressive Growth Division I
 Accumulation unit value:
    Beginning of period                               $10.10          $10.00
    End of period                                     $8.12           $10.10
  Accumulation units
outstanding
  at the end of period                                6,585             42

S&P/JNL Conservative Growth Division I
 Accumulation unit value:
    Beginning of period                               $10.08          $10.00
    End of period                                     $9.07           $10.08
  Accumulation units
outstanding
  at the end of period                                29,183          4,715

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

S&P/JNL Equity Growth Division I
 Accumulation unit value:
    Beginning of period                               $10.00          N/A(g)
    End of period                                     $7.72           N/A(g)
  Accumulation units
outstanding
  at the end of period                                3,464           N/A(g)

S&P/JNL Moderate Growth Division I
 Accumulation unit value:
    Beginning of period                               $10.15          $10.00
    End of period                                     $8.74           $10.15
  Accumulation units
outstanding
  at the end of period                                222,262          1,720

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                               $9.89           $10.00
    End of period                                     $10.54          $9.89
  Accumulation units
outstanding
  at the end of the period                             782             964

Salomon Brothers/JNL U.S. Government &
 Quality Bond Division
  Accumulation unit value:
    Beginning of period                               $9.62           $10.00
    End of period                                     $10.55          $9.62
  Accumulation units
outstanding
  at the end of period                                15,985          4,300

T. Rowe Price/JNL Established Growth Division
 Accumulation unit value:
    Beginning of period                               $10.12          $10.00
    End of period                                     $7.63           $10.12
  Accumulation units
outstanding
  at the end of period                                1,647            619

T. Rowe Price/JNL Mid-Cap Growth Division
 Accumulation unit value:
    Beginning of period                               $10.67          $10.00
    End of period                                     $8.19           $10.67
  Accumulation units
outstanding
  at the end of period                                2,500           3,550

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                               $10.22          $10.00
    End of period                                     $8.36           $10.22
  Accumulation units
outstanding
  at the end of period                                8,098            300

First Trust/JNL The DowSM Target 5 Division
 Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL The DowSM Target 10 Division
 Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL The S&P (R) Target 10 Division
 Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Technology Sector Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Pharmaceutical/Healthcare
 Sector Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Financial Sector Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Energy Sector Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)

First Trust/JNL Communications Sector Division
  Accumulation unit value:
    Beginning of period                               N/A(a)          N/A(a)
    End of period                                     N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                N/A(a)          N/A(a)


(a) These investment divisions had not commenced operations.
(b) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.
(c) Each of the AIM/JNL Small Cap Growth Division, Lazard/JNL Mid Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.
(d) AIM/JNL Large Cap Value Division commenced operations on February 19, 2002.
(e) AIM/JNL Premier Equity II Division commenced operations on January 3, 2002.
(f) Putnam/JNL Equity Division commenced operations on January 15, 2002. (g) S&P/JNL Equity Growth Division commenced operations on January 23, 2002.

The following accumulation unit value history can be found in the SAI:

     o    Contracts with the Earnings Protection Benefit Endorsement and

     o    Contracts with the Maximum Anniversary Value Death Benefit.


The consolidated balanced sheets of Jackson National Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002, and the financial statements of assets and liabilities and Contract owners' equity of Jackson National Life Insurance Company's Jackson National Separate Account - I as of December 31, 2002, and the related statements of operations for the year then ended and the statements of changes in Contract owners' equity for each of the two years in the period then ended are included in the SAI.


The Separate Account's financial statements and the financial statements of Jackson National have been audited by KPMG LLP, independent accountants.

                              THE ANNUITY CONTRACT


The fixed and variable annuity Contract offered by Jackson National is a Contract between you, the owner, and Jackson National, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts, the indexed fixed account option and Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the Contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You can assign the Contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group Contracts. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."


                                   THE COMPANY


Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.


                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION


If you select a guaranteed fixed account, or the indexed fixed account option, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts and the indexed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the guaranteed fixed accounts. The indexed fixed account option is described in the endorsement and supplementary materials your agent can provide you, including the duration of its guarantee periods.


                              THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.


The assets of the separate account legally belong to Jackson National and the obligations under the Contracts are obligations of Jackson National. However, the Contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National may issue.

The separate account is divided into Investment Divisions. Jackson National does not guarantee the investment performance of the separate account or the Investment Divisions.


                              INVESTMENT DIVISIONS


You can put money in any or all of the Investment Divisions; however, you may not allocate your money to more than 18 variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your Contract. The Investment Divisions purchase shares of the following Funds:


     JNL Series Trust
        AIM/JNL Large Cap Growth Fund
        AIM/JNL Small Cap Growth Fund
        AIM/JNL Premier Equity II Fund
        Alger/JNL Growth Fund
        Alliance Capital/JNL Growth Fund
        Eagle/JNL Core Equity Fund
        Eagle/JNL SmallCap Equity Fund
        Janus/JNL Aggressive Growth Fund
        Janus/JNL Balanced Fund
        Janus/JNL Capital Growth Fund

        JPMorgan/JNL Enhanced S&P 500 Stock Index Fund JPMorgan/JNL International Value Fund
        Lazard/JNL Mid Cap Value Fund
        Lazard/JNL Small Cap Value Fund
        Mellon Capital Management/JNL S&P 500 Index Fund
        Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund Mellon Capital Management/JNL Small Cap Index Fund Mellon Capital Management/JNL International Index Fund Mellon Capital Management/JNL Bond Index Fund Oppenheimer/JNL Global Growth Fund
        Oppenheimer/JNL Growth Fund
        PIMCO/JNL Total Return Bond Fund
        PPM America/JNL Balanced Fund
        PPM America/JNL High Yield Bond Fund
        PPM America/JNL Money Market Fund
        PPM America/JNL Value Fund
        Putnam/JNL Equity Fund
        Putnam/JNL International Equity Fund
        Putnam/JNL Midcap Growth Fund
        Putnam/JNL Value Equity Fund
         S&P/JNL Core Index 100 Fund
        S&P/JNL Core Index 75 Fund
        S&P/JNL Core Index 50 Fund
        S&P/JNL Conservative Growth Fund I
        S&P/JNL Moderate Growth Fund I
        S&P/JNL Aggressive Growth Fund I
        S&P/JNL Very Aggressive Growth Fund I
        S&P/JNL Equity Growth Fund I
        S&P/JNL Equity Aggressive Growth Fund I
        Salomon Brothers/JNL Global Bond Fund
        Salomon Brothers/JNL U.S. Government & Quality Bond Fund
        T. Rowe Price/JNL Established Growth Fund
        T. Rowe Price/JNL Mid-Cap Growth Fund
        T. Rowe Price/JNL Value Fund


     JNL Variable Fund LLC
        First Trust/JNL The DowSM Target 5 Fund
        First Trust/JNL The DowSM Target 10 Fund
        First Trust/JNL The S&P(R) Target 10 Fund
        First Trust/JNL Global Target 15 Fund
        First Trust/JNL Target 25 Fund
        First Trust/JNL Target Small-Cap Fund
        First Trust/JNL Technology Sector Fund
        First Trust/JNL Pharmaceutical/Healthcare Sector Fund
        First Trust/JNL Financial Sector Fund
        First Trust/JNL Energy Sector Fund
        First Trust/JNL Leading Brands Sector Fund
        First Trust/JNL Communications Sector Fund

The Funds are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:



------------------------------------------------------- ------------------------------------------------------------------------
SUB-ADVISER                                             FUND
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
AIM Capital Management, Inc.                            AIM/JNL Large Cap Growth Fund
                                                        AIM/JNL Small Cap Growth Fund
                                                        AIM/JNL Premier Equity II Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Alliance Capital Management L.P.                        Alliance Capital/JNL Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Fred Alger Management, Inc.                             Alger/JNL Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Eagle Asset Management, Inc.                            Eagle/JNL Core Equity Fund
                                                        Eagle/JNL SmallCap Equity Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------

J.P. Morgan Investment  Management, Inc.                JPMorgan/JNL Enhanced
                                                        S&P 500 Stock Index Fund
                                                        JPMorgan/JNL
                                                        International Value Fund

------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------

Janus Capital Management, LLC                           Janus/JNL Aggressive Growth Fund
                                                        Janus/JNL Balanced Fund
                                                        Janus/JNL Capital Growth Fund
                                                        Janus/JNL Global Equities Fund *

------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Lazard Asset Management                                 Lazard/JNL Mid Cap Value Fund
                                                        Lazard/JNL Small Cap Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Mellon Capital Management Corporation                   Mellon Capital Management/JNL S&P 500 Index Fund Mellon Capital
                                                        Management/JNL S&P 400 Mid Cap Index Fund
                                                        Mellon Capital Management/JNL Small Cap Index Fund
                                                        Mellon Capital Management/JNL International Index Fund
                                                        Mellon Capital Management/JNL Bond Index Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
OppenheimerFunds, Inc.                                  Oppenheimer/JNL Global Growth Fund
                                                        Oppenheimer/JNL Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Pacific Investment Management Company                   PIMCO/JNL Total Return Bond Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------

PPM America, Inc.                                       PPM America/JNL Balanced Fund
                                                        PPM America/JNL High Yield Bond Fund
                                                        PPM America/JNL Money Market Fund
                                                        PPM America/JNL Value Fund

------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Putnam Investment Management, Inc.                      Putnam/JNL Equity Fund
                                                        Putnam/JNL International Equity Fund
                                                        Putnam/JNL Midcap Growth Fund
                                                        Putnam/JNL Value Equity Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------

Standard & Poor's Investment Advisory                   S&P/JNL Core Index 100 Fund
Services, Inc.                                          S&P/JNL Core Index 75 Fund
                                                        S&P/JNL Core Index 50 Fund
                                                        S&P/JNL Conservative Growth Fund I
                                                        S&P/JNL Moderate Growth Fund I
                                                        S&P/JNL Aggressive Growth Fund I
                                                        S&P/JNL Very Aggressive Growth Fund I
                                                        S&P/JNL Equity Growth Fund I
                                                        S&P/JNL Equity Aggressive Growth Fund I

------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
Salomon Brothers Asset Management Inc                   Salomon Brothers/JNL Global Bond Fund
                                                        Salomon Brothers/JNL U.S. Government & Quality Bond Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                          T. Rowe Price/JNL Established Growth Fund
                                                        T. Rowe Price/JNL Mid-Cap Growth Fund
                                                        T. Rowe Price/JNL Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------------
First Trust Advisors L.P.                               First Trust/JNL The DowSM Target 5 Fund
                                                        First Trust/JNL The DowSM Target 10 Fund
                                                        First Trust/JNL The S&P(R)Target 10 Fund
                                                        First Trust/JNL Global Target 15 Fund
                                                        First Trust/JNL Target 25 Fund
                                                        First Trust/JNL Target Small-Cap Fund
                                                        First Trust/JNL Technology Sector Fund
                                                        First Trust/JNL Pharmaceutical/Healthcare Sector Fund
                                                        First Trust/JNL Financial Sector Fund
                                                        First Trust/JNL Energy Sector Fund
                                                        First Trust/JNL Leading Brands Sector Fund
                                                        First  Trust/JNL Communications Sector Fund
------------------------------------------------------- ------------------------------------------------------------------------



The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual Funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by JNL. They are NOT offered or made available to the general public directly.


A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Funds. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the Contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required, or determine in its sole discretion, to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson National will give you notice of such transactions.


                                CONTRACT CHARGES


There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for any optional benefit you select. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base Contract without any optional benefit equals 1.40% (mortality & expense risk charge-1.25%; administration charge-.15%). The total charges for a Contract with the Optional Maximum Anniversary Value Death Benefit is 1.50%. The total charge for a Contract with the Optional Earnings Protection Benefit is 1.60%. The total charge for a Contract with both benefits is 1.70%. These charges are applied to the average daily net asset value of your allocations to the Investment Divisions. These charges do not apply to the guaranteed fixed accounts or the indexed fixed option.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National assumes arise from our obligations under the Contracts:


     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and enhanced death benefit prior to the income date.


The expense risk that Jackson National assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the Contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, each day during the accumulation phase of your Contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the Contracts having this Endorsement that are invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your Contract.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select the Maximum Anniversary Value Death Benefit Endorsement, each day during the accumulation phase of your Contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.22% of the daily net asset value of the Contracts having this Endorsement that are invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account. We stop deducting this charge if you annuitize your Contract.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual Contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the Contract maintenance charge will also be deducted. This charge is for administrative expenses. The Contract maintenance charge will be assessed on the contract anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the contract value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Option only when the charge exceeds the value of the funds in the Investment Divisions and the guaranteed fixed account options.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3, your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:


       o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
       o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).



WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent the contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without a Withdrawal Charge.


     o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).


     o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal"). Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the Contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your Contract, we deduct the Withdrawal Charge from the remaining value in your Contract.


Amounts allocated to an indexed fixed account option are not subject to this Withdrawal Charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.


NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal Charge. These provisions are not available in all states.


Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charge.


There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. Other Funds pay Jackson National Asset Management, LLC the following fees. The JPMorgan/JNL International Value Fund, the Janus/JNL Global Equities Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund, and all the First Trust Funds, except First Trust/JNL Global Target 15 Fund, pay an Administrative Fee of .15%. The First Trust/JNL Global Target 15 Fund pays an Administration Fee of .20%. The S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state), depending on the state.

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances in addition to the standard commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Jackson National may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the Contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.


                                    PURCHASES

Minimum Initial Premium:

     o    $5,000 under most circumstances


     o    $2,000 for a qualified plan Contract


     o    The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:

     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase.


The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and Investment Division. Special requirements apply to the indexed fixed account.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than 18 variable options available under the Contract; however, you may not allocate your money to more than 18 variable options plus the guaranteed fixed accounts and the indexed fixed account option during the life of your Contract.

Jackson National will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.


The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a Contract owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.


For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.


Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the seven-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after seven years. The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.


Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


ACCUMULATION UNITS. The contract value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;


     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.


When you make a premium payment, Jackson National credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.


                                    TRANSFERS


You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between Investment Divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or Investment Division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. Different requirements apply to transfers in and out of the indexed fixed account option, as described in the endorsement and the supplementary materials.


RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.


                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the JNL(R) Web site, or through other means to JNL shall be deemed authorization by you for JNL to accept transaction instructions, including Investment Division transfers/allocations, by you or your financial representative unless we are notified by you to the contrary. To notify JNL, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National at the time and date stated on the electronic acknowledgement Jackson National returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION.

Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day your transaction will be processed.


OUR PROCEDURES. Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.


                              ACCESS TO YOUR MONEY


You can have access to the money in your Contract:


     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.


Your beneficiary can have access to the money in your Contract when a death benefit is paid.


When you make a complete withdrawal you will receive:


     1. the value of the Contract on the day your withdrawal request is received by us;


     2.   less any premium tax;


     3.   less any Contract maintenance charge; and


     4.   less any withdrawal charge.


Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract-owner monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or Investment Division. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the Contract have been withdrawn.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.


We reserve the right to discontinue offering this program in the future.


SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an Investment Division when:


     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist. Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)


The income phase occurs when you begin receiving regular payments from your Contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your Contract is issued. You can choose the income date and an income option. The income options are described below.


If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.


You can change the income date or income option at any time before the income date. You must give us notice seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.


INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your contract value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Funds. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.


INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.


         OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.


BASE CONTRACT DEATH BENEFIT


The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, charges and premium taxes) compounded at 5%*; OR


     3. the contract value at the end of the 7th Contract year PLUS all premiums paid since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5%*


 -- whichever is GREATEST.

The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION (must be elected at issue)
-----------------------------------------------


The death benefit equals:

     1.   current contract value; OR

     2. the total premiums (less withdrawals, charges and taxes) compounded at 5%*; OR


     3. the contract value at the end of the 7th Contract year PLUS all premiums paid since the 7th year (less withdrawals, charges and taxes incurred since the 7th year) compounded at 5%*; OR

     4. the greatest contract value at any Contract anniversary prior to the owner's 81st birthday, reduced proportionally by any withdrawals subsequent to that Contract anniversary in the same proportion that the contract value was reduced on the date of a withdrawal, plus any premium paid subsequent to that Contract anniversary.


-- whichever is GREATEST.


The Maximum Anniversary Value Death Benefit Option may not be available in all states and is not available to Contract owners greater than age 80.

The death benefit determined under item 2 or item 3 of the Maximum Anniversary Value Death Benefit Option is limited to never exceed 250% of premiums paid, less withdrawals, charges, and taxes incurred.


The additional insurance charge for the Maximum Anniversary Value Death Benefit Option will continue to be deducted after you reach age 81, although the highest contract value on any anniversary after age 81 will not be paid. This amount will be determined as of the end of the Business Day when due proof of the Owner's death is satisfactory to Us and an election as to the type of Death Benefit Option is received by the Company at its Annuity Service Center.


In determining the current contract value to be paid upon distribution due to the Owner's death, the amount attributable to Indexed Fixed Options will be the sum of the Indexed Fixed Option Values on the Index Determination Date immediately preceding the date we receive a complete request for payment in good order.

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies). The death benefit can be paid under one of the following death benefit options:

     o   single lump sum payment; or

     o   payment of entire death benefit within 5 years of the date of death; or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.


Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within seven days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.


If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.


For purposes of this benefit, we define earnings as the amount by which the sum of your contract value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract (less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract (adjusted for any withdrawals and associated charges) are greater than the contract value, no Earnings Protection Benefit will be paid.


In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.


As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, we will increase the contract value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit will be based solely upon premiums paid after the Continuation Date (adjusted for withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.


You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:


     1.  if the Contract is in the income phase at the time of your death;

     2.  if there are no earnings in the Contract.


Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of .20% of the daily net asset value of the Funds. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected contract value and duration of all Contracts having the Earnings Protection Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.


If you have contract value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Guaranteed Fixed Account option. Your spouse may then transfer this amount to any available Funds or Guaranteed Fixed Account option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premium. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means of spousal continuation of the Contract does not include a Continuation Adjustment.


If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Protection Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.


If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings Protection Benefit. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection Benefit will remain the same even though, as discussed in "Earnings Protection Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. Your spouse should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation Option.

Even if your spouse pays premiums after the Continuation Date, no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued, even though charges for the benefit are assessed.


If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES


THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a qualified Contract. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding the life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.


WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.


WITHDRAWALS - ROTH IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees, and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a Contract owner had certain forms of actual or potential control over the investments held under a variable annuity Contract, the Contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified Contracts that hold mutual Fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.


                               OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other guaranteed fixed accounts from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ accounts are "source accounts" designed for Dollar-Cost Averaging. DCA+ accounts are credited with an Enhanced Interest Rate. If a DCA+ account is selected, monies in the DCA+ fixed accounts will be systematically transferred to the Investment Divisions or other guaranteed fixed accounts chosen over the DCA+ term selected.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the 1-year guaranteed fixed account option and the Money Market Investment Division).

REBALANCING. You can arrange to have Jackson National automatically reallocate your contract value among Investment Divisions and the guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions.


FREE LOOK. You may return your Contract to the selling agent or Jackson National within 20 days after receiving it. Jackson National will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts and the indexed fixed account option. We will determine the contract value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.


          o    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.


          o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the Investment Division.


     o YIELD refers to the income generated by an investment over a given period of time.


Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the Contract maintenance charge and withdrawal charge. The deduction of the Contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in an underlying Fund can hurt the Fund and corresponding Investment Division's performance and harm Contract owners, Jackson National reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that it believes will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.


LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY


Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:


     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.


DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.


In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.


We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.


We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------

QUESTIONS. If you have questions about your Contract, you may call or write to us at:

o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

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                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ....................................        2
Services ...........................................................        2
Purchase of Securities Being Offered ...............................        3
Underwriters .......................................................        3
Calculation of Performance .........................................        3
Accumulation Unit Values ...........................................       11
Additional Tax Information .........................................       28
Net Investment Factor ..............................................       39
Financial Statements ...............................................       41

--------

1 See "Contract Charges."


2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

3 This charge is 0.12% lower than the mortality and expense risk charge under the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit, which is covered by a separate charge.


* The Janus/JNL Global Equities Fund (the "Fund") was closed to new Contract owners on September 1, 2000. The Fund is still available to existing Contract owners who purchased their contracts prior to September 1, 2000, even if the Contract owner does not have a current allocation in the Series. The Fund is also available to both new and existing Contract owners as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.


* (4% if the owner is age 70 or older at the date of issue)

                                   APPENDIX A


DOW JONES DOES NOT:

o    Sponsor,  endorse,  sell or promote the First Trust/JNL The DowSM Target 10
     Fund.

o Recommend that any person invest in the First Trust/JNL The DowSM Target 10 Fund or any other securities. Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The DowSM Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The DowSM Target 10 Fund.

o Consider the needs of the First Trust/JNL The DowSM Target 10 Fund or the owners of the First Trust/JNL The DowSM Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.


o THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2003




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I

                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2003. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683. Not all Investment Divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                     PAGE


General Information and History........................................2
Services...............................................................2
Purchase of Securities Being Offered...................................3
Underwriters...........................................................3
Calculation of Performance.............................................3
Accumulation Unit Values................................................
Additional Tax Information............................................11
Net Investment Factor ................................................22
Financial Statements .................................................24

GENERAL INFORMATION AND HISTORY


Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The First Trust/JNL The S&P Target 10 Division and the S&P/JNL Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc.. S&P makes no representation or warranty, express or implied, to the owners of the Division or any member of the public regarding the advisability of investing in securities generally or in the Division particularly or the ability of the S&P 500(R) Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 Indexes that are determined, composed and calculated by S&P without regard to the Licensee or the Division. S&P has no obligation to take the needs of the Licensee or the owners of the Division into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Division or the timing of the issuance or sale of the Division or in the determination or calculation of the equation by which the Division is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Division.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


SERVICES


Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601, serves as independent accountants for the Separate Account.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.


PURCHASE OF SECURITIES BEING OFFERED


The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).


UNDERWRITERS


The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National.

For Perspective, the aggregate amount of underwriting commissions paid to broker/dealers were: $135,898,719 in 2000, $59,656,616 in 2001, and $19,542,639
in 2002. JNLD did not retain any portion of the commissions.

For Defined Strategies, the aggregate amount of underwriting commissions paid to broker/dealers were: $4,458,325 in 2000, $6,189,636 in 2001, and $4,264,187 in
2002. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an Investment Division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes, which may be assessed by certain states.

The standardized performance represents a Contract with the Earnings Protection Benefit Endorsement or Maximum Anniversary Death Benefit Option and does include the cost of these benefits.

The standardized average annual total returns for each Division (except the PPM America/JNL Money Market Division) for Contracts with the Earnings Protection Benefit Endorsement and Maximum Anniversary Value Death Benefit Option for the periods ended December 31, 2002 are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                      Standardized Performance
          With Earnings Protection Benefit Endorsement and Maximum Anniversary Value Death Benefit Option

                                                                                  One Year          Five Year     Since Inception
                                                                                  --------          ---------     ---------------

AIM/JNL Large Cap Growth Division(6)                                              -33.73%             N/A              -22.47%
AIM/JNL Small Cap Growth Division(6)                                              -35.57%             N/A              -20.27%
AIM/JNL Premier Equity II Division(6)                                             -36.46%             N/A              -24.63%
Alger/JNL Growth Division(1)                                                      -41.33%            -2.27%              2.98%
Alliance Capital/JNL Growth Division(2)                                           -39.30%             N/A              -29.07%
Eagle/JNL Core Equity Division(3)                                                 -28.89%            -1.44%              4.25%
Eagle/JNL SmallCap Equity Division(3)                                             -31.12%            -4.26%              2.63%
JPMorgan/JNL Enhanced S&P 500 Stock Index Division(7)                               N/A               N/A              -32.82%
JPMorgan/JNL International Value Division(8)                                        N/A               N/A               -2.87%
Janus/JNL Aggressive Growth Division(1)                                           -37.96%            1.38%               5.38%
Janus/JNL Balanced Division(2)                                                    -15.19%             N/A               -8.65%
Janus/JNL Capital Growth Division(1)                                              -37.41%            -5.61%              1.29%
Janus/JNL Global Equities Division(1)                                             -35.32%            -2.86%              5.22%
Lazard/JNL Mid Cap Value Division(6)                                              -22.53%             N/A               -9.81%
Lazard/JNL Small Cap Value Division(6)                                            -25.51%             N/A              -11.63%
Mellon Capital Management/JNL S&P 500 Index Division(7)                             N/A               N/A              -30.36%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division(7)                     N/A               N/A              -22.33%
Mellon Capital Management/JNL Small Cap Index Division(7)                           N/A               N/A              -28.08%
Mellon Capital Management/JNL International Index Division(7)                       N/A               N/A              -22.00%
Mellon Capital Management/JNL Bond Index(7)                                         N/A               N/A               -0.20%
Oppenheimer/JNL Global Growth Division(5)                                         -30.69%             N/A              -23.48%
Oppenheimer/JNL Growth Division(5)                                                -33.57%             N/A              -24.60%
PIMCO/JNL Total Return Bond Division(6)                                            -0.04%              N/A              -0.56%
PPM America/JNL Balanced Division(1)                                              -10.66%             3.09%              6.59%
PPM America/JNL High Yield Bond Division(1)                                        -6.71%            -0.80%              3.32%
PPM America/JNL Value Division(8)                                                   N/A               N/A                2.23%
Putnam/JNL Equity Division(1)                                                     -32.38%            -6.10%              2.53%
Putnam/JNL International Equity Division(1)                                       -28.97%            -5.97%             -1.73%
Putnam/JNL Midcap Growth Division(2)                                              -37.52%             N/A              -26.57%
Putnam/JNL Value Equity Division(1)                                               -28.27%            -4.35%              3.47%
S&P/JNL Conservative Growth Division I(9)                                         -17.31%             N/A               -0.91%
S&P/JNL Moderate Growth Division I(10)                                            -23.00%             N/A               -1.88%
S&P/JNL Aggressive Growth Division I(10)                                          -26.69%             N/A               -2.91%
S&P/JNL Very Aggressive Growth Division I(11)                                     -31.30%             N/A               -3.96%
S&P/JNL Equity Growth Division I(12)                                              -31.66%             N/A               -5.55%
S&P/JNL Equity Aggressive Growth Division I(13)                                   -31.31%             N/A               -4.86%
S&P/JNL Core Index 100 Division(7)                                                  N/A               N/A              -21.80%
S&P/JNL Core Index 75 Division(7)                                                   N/A               N/A              -25.83%
S&P/JNL Core Index 50 Division(7)                                                   N/A               N/A              -29.87%
Salomon Brothers/JNL Global Bond Division(1 )                                      -0.46%             3.17%              5.90%
Salomon Brothers/JNL U.S. Government & Quality
         Bond Division(1)                                                           2.41%             5.06%              5.22%
T. Rowe Price/JNL Established Growth Division(1)                                  -31.63%            -0.81%              6.36%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                                      -30.27%             2.29%              7.59%
T. Rowe Price/JNL Value Division(2)                                               -25.31%             N/A               -5.88%
First Trust/JNL The DowSM Target 10 Division(4)                                   -18.38%             N/A               -9.06%
First Trust/JNL The S&P(R)Target 10 Division(4)                                   -26.45%             N/A              -10.21%
First Trust/JNL Global Target 15 Division(4)                                      -22.28%             N/A              -11.03%
First Trust/JNL Target 25 Division(4)                                             -20.18%             N/A               -9.16%
First Trust/JNL Target Small-Cap Division(4)                                      -26.06%             N/A                2.44%


The following First Trust Funds are part of the Defined Strategies Fixed and
Variable Annuity product. Standardized performance includes the Earnings Max option.


First Trust/JNL The DowSM Target 5 Division(4)                                    -20.49%             N/A              -14.30%
First Trust/JNL The DowSM Target 10 Division(4)                                   -18.46%             N/A               -9.02%
First Trust/JNL The S&P(R)Target 10 Division(4)                                   -26.52%             N/A              -10.17%
First Trust/JNL Global Target 15 Division(4)                                      -22.28%             N/A              -10.96%
First Trust/JNL Target 25 Division(4)                                             -20.24%             N/A               -9.12%
First Trust/JNL Target Small-Cap Division(4)                                      -26.14%             N/A                2.51%
First Trust/JNL Technology Sector Division(4)                                     -45.31%             N/A              -25.48%
First Trust/JNL Pharmaceutical/Healthcare Sector Division(4)                      -38.87%             N/A               -6.53%
First Trust/JNL Financial Sector Division(4)                                      -22.51%             N/A               -6.87%
First Trust/JNL Energy Sector Division(4)                                         -12.11%             N/A               -0.78%
First Trust/JNL Leading Brands Sector Division(4)                                 -14.51%             N/A               -6.28%
First Trust/JNL Communications Sector Division(4)                                 -53.51%             N/A              -32.19%

1  Commenced operations on October 16, 1995.
2  Commenced operations on May 1, 2000.
3  Commenced operations on September 16, 1996.
4  Commenced operations on July 6, 1999.
5  Commenced operations on May 1, 2001.
6  Commenced operations on October 29, 2001.
7  Commenced operations on January 15, 2002.
8  Commenced operations on September 30, 2002.
9  Commenced operations on April 9, 1998.
10 Commenced operations on April 8, 1998.
11 Commenced operations on April 1, 1998,
12 Commenced operations on April 13, 1998.
13 Commenced operations on April 15, 1998.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment, therefore Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment, which more closely approximates the size of a typical Contract.

The non-standardized total returns that each Investment Division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding Fund for the periods ending December 31, 2002, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge or the withdrawal charge, are shown in table below. If the withdrawal charge had been deducted, the non-standardized returns shown below would be lower. The non-standardized returns will be lower. The first table shows non-standardized returns for Contracts without the Earnings Protection Benefit Endorsement and without the Maximum Anniversary Value Death Benefit Option. More recent returns may be more or less than the stated returns due to market volatility.


                                        Non-Standardized Return
        Without Earnings Protection Benefit Endorsement and Maximum Anniversary Value Death Benefit Option

                                                                                                               Since Inception of
                                                                         One Year           Five Years        Corresponding Fund
                                                                         ---------          -----------                     ----

AIM/JNL Large Cap Growth Division(6)                                      -26.50%               N/A                 -16.96%
AIM/JNL Small Cap Growth Division(6)                                      -28.33%               N/A                 -14.75%
AIM/JNL Premier Equity II Division(6)                                     -29.23%               N/A                 -19.09%
Alger/JNL Growth Division(1)                                              -34.12%              -1.54%                 3.30%
Alliance Capital/JNL Growth Division(2)                                   -31.99%               N/A                 -25.52%
Eagle/JNL Core Equity Division(3)                                         -21.64%              -0.72%                 4.70%
Eagle/JNL SmallCap Equity Division(3)                                     -23.84%              -3.49%                 3.08%
JPMorgan/JNL Enhanced S&P 500 Stock Index
     Division(7)                                                            N/A                 N/A                   6.41%
JPMorgan/JNL International Value Division(8)                                N/A                 N/A                   4.21%
Janus/JNL Aggressive Growth Division(1)                                   -30.73%               2.07%                 5.68%
Janus/JNL Balanced Division(2)                                             -7.87%               N/A                  -6.02%
Janus/JNL Capital Growth Division(1)                                      -30.20%              -4.83%                 1.54%
Lazard/JNL Mid Cap Value Division(6)                                      -15.28%               N/A                  -4.37%
Lazard/JNL Small Cap Value Division(6)                                    -18.37%               N/A                  -6.29%
Mellon Capital Management/JNL S&P 500 Index
     Division(7)                                                            N/A                 N/A                   6.18%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division(7)             N/A                 N/A                   4.32%
Mellon Capital Management/JNL Small Cap Index Division(7)                   N/A                 N/A                   5.30%
Mellon Capital Management/JNL International Index Division(7)               N/A                 N/A                   3.09%
Mellon Capital Management/JNL Bond Index(7)                                 N/A                 N/A                   1.18%
Oppenheimer/JNL Global Growth Division(5)                                 -23.41%               N/A                 -19.03%
Oppenheimer/JNL Growth Division(5)                                        -26.33%               N/A                 -20.14%
PPM America/JNL Balanced Division(1)                                       -3.30%               3.77%                 6.92%
PPM America/JNL High Yield Bond Division(1)                                 0.63%              -0.08%                 3.62%
PPM America/JNL Value Division(8)                                           N/A                 N/A                   9.31%
PIMCO/JNL Total Return Bond Division(6)                                     7.33%               N/A                   4.89%
Putnam/JNL Equity Division(1)                                             -25.15%              -5.31%                 2.84%
Putnam/JNL International Equity Division(1)                               -21.69%              -5.17%                -1.43%
Putnam/JNL Midcap Growth Division2                                        -30.30%               N/A                 -23.36%
Putnam/JNL Value Equity Division(1)                                       -20.98%              -3.58%                 3.79%
S&P/JNL Conservative Growth Division I(9)                                  -9.75%               N/A                   0.10%
S&P/JNL Moderate Growth Division I(10)                                    -13.62%               N/A                  -0.45%
S&P/JNL Aggressive Growth Division I(10)                                  -19.39%               N/A                  -1.90%
S&P/JNL Very Aggressive Growth Division I(11)                             -24.26%               N/A                  -3.23%
S&P/JNL Equity Growth Division I(12)                                      -24.40%               N/A                  -4.49%
S&P/JNL Equity Aggressive Growth Division I(13)                           -24.28%               N/A                  -4.11%
S&P/JNL Core Index 100 Division(7)                                          N/A                 N/A                   4.46%
S&P/JNL Core Index 75 Division(7)                                           N/A                 N/A                   4.71%
S&P/JNL Core Index 50 Division(7)                                           N/A                 N/A                   4.70%
Salomon Brothers/JNL Global Bond Division(1)                                6.87%               3.84%                 6.22%
Salomon Brothers/JNL U.S. Government & Quality
     Bond Division(1)                                                       9.92%               5.74%                 5.55%
T. Rowe Price/JNL Established Growth Division(1)                          -24.39%              -0.10%                 6.69%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                              -23.01%               2.97%                 7.88%
T. Rowe Price/JNL Value Division(2)                                       -17.99%               N/A                  -3.10%
First Trust The DowSM Target 5 Division(4)                                  N/A                 N/A                   N/A
First Trust The DowSM Target 10 Division(4)                               -11.12%               N/A                  -7.38%
First Trust The S&P(R)Target 10 Division(4)                                 N/A                 N/A                  -8.48%
First Trust Global Target 15 Division(4)                                    N/A                 N/A                  -9.27%
First Trust Target 25 Division(4)                                           N/A                 N/A                  -7.48%
First Trust Target Small-Cap Division(4)                                    N/A                 N/A                   3.82%

1   Commenced operations on October 16, 1995.
2   Commenced operations on May 1, 2000.
3   Commenced operations on September 16, 1996.
4   Commenced operations on July 6, 1999.
5   Commenced operations on May 1, 2001.
6   Commenced operations on October 29, 2001.
7   Commenced operations on January 15, 2002.
8   Commenced operations on September 30, 2002.
9   Commenced operations on April 9, 1998.
10  Commenced operations on April 8, 1998.
11  Commenced operations on April 1, 1998,
12  Commenced operations on April 13, 1998.
13  Commenced operations on April 15, 1998.

Prior to May 1, 1997, the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., the Putnam/JNL Equity Division was the JNL/Phoenix Investment Counsel Growth Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., and the Putnam/JNL Value Equity Division was the PPM America/JNL Value Equity Division and the corresponding Fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Investment Division and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


         [OBJECT OMITTED]

Where:

      a           =                 net  investment  income  earned

                                    during  the  period by the Fund
                                    attributable  to  shares  owned
                                    by the Investment Division.
      b           =                 expenses  for  the   Investment
                                    Division    accrued   for   the
                                    period (net of reimbursements).

      c           =                 the  average  daily  number  of
                                    accumulation  units outstanding
                                    during the period.
      d           =                 the maximum  offering price per
                                    accumulation  unit on the  last
                                    day of the period.


The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

The yield for the 30-day period ended December 31, 2002 for each of the referenced Investment Divisions is as follows:

PPM America/JNL Balanced Division                                          1.19%
PPM America/JNL High Yield Bond Division                                   6.55%
Salomon Brothers/JNL Global Bond Division                                  4.48%
Salomon Brothers/JNL U.S. Government & Quality Bond Division               2.04%

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven day period ended December 31, 2002 were -0.69% and -0.69%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Fund, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ACCUMULATION UNIT VALUES

WITH EARNINGS PROTECTION BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The Separate Account commenced operations on October 16, 1995. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values reflect deductions for the Earnings Protection Benefit. The Earnings Protection Benefit was first offered July 1, 2001.

INVESTMENT DIVISIONS                                                           DECEMBER 31,    DECEMBER 31,
                                                                                   2002            2001
                                                                                   ----            ----

AIM/JNL Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                           $10.18          $10.00
    End of period                                                                 $7.47           $10.18
  Accumulation units outstanding
  at the end of period                                                            1,198             43

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                           $9.91           N/A(d)
    End of period                                                                 $7.33           N/A(d)
  Accumulation units outstanding
  at the end of period                                                            5,503           N/A(d)

AIM/JNL Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                           $10.74          $10.00
    End of period                                                                 $7.68           $10.74
  Accumulation units outstanding
  at the end of period                                                            2,139             43

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                           $9.67           $10.00
    End of period                                                                 $6.36           $9.67
  Accumulation units outstanding
  at the end of period                                                            34,641          16,398

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                           $9.71           $10.00
    End of period                                                                 $6.59           $9.71
  Accumulation units outstanding
  at the end of period                                                            24,493          20,919

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                           $9.40           $10.00
    End of period                                                                 $7.35           $9.40
  Accumulation units outstanding
  at the end of period                                                            24,346          11,447

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                           $10.40          $10.00
    End of period                                                                 $7.90           $10.40
  Accumulation units outstanding
  at the end of period                                                            15,417          16,100

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                           $8.98           $10.00
    End of period                                                                 $6.21           $8.98
  Accumulation units outstanding
  at the end of period                                                            31,227          27,867

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                           $9.90           $10.00
    End of period                                                                 $9.10           $9.90
  Accumulation units outstanding
  at the end of period                                                            36,997          30,280

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                           $8.70           $10.00
    End of period                                                                 $6.06           $8.70
  Accumulation units outstanding
  at the end of period                                                            21,474          15,767

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                                                           N/A(a)          N/A(a)
    End of period                                                                 N/A(a)          N/A(a)
  Accumulation units outstanding
  at the end of period                                                            N/A(a)          N/A(a)

JPMorgan/JNL Enhanced S&P 500 Stock Index
 Division
  Accumulation unit value:
    Beginning of period                                                           N/A(e)          N/A(e)
    End of period                                                                 N/A(e)          N/A(e)
  Accumulation units outstanding
  at the end of period                                                            N/A(e)          N/A(e)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                           N/A(e)          N/A(e)
    End of period                                                                 N/A(e)          N/A(e)
  Accumulation units outstanding
  at the end of period                                                            N/A(e)          N/A(e)

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                           $10.00          N/A(f)
    End of period                                                                 $8.41           N/A(f)
  Accumulation units outstanding
  at the end of period                                                            5,755           N/A(f)

Lazard/JNL Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                           $10.74          $10.00
    End of period                                                                 $8.75           $10.74
  Accumulation units outstanding
  at the end of period                                                            8,171             43

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                           N/A(e)          N/A(e)
    End of period                                                                 N/A(e)          N/A(e)
  Accumulation units outstanding
  at the end of period                                                            N/A(e)          N/A(e)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                           N/A(e)          N/A(e)
    End of period                                                                 N/A(e)          N/A(e)
  Accumulation units outstanding
  at the end of period                                                            N/A(e)          N/A(e)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                           N/A(e)          N/A(e)
    End of period                                                                 N/A(e)          N/A(e)
  Accumulation units outstanding
  at the end of period                                                            N/A(e)          N/A(e)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                           $11.23          N/A(g)
    End of period                                                                 $10.61          N/A(g)
  Accumulation units outstanding
  at the end of period                                                            25,100          N/A(g)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                           N/A(e)          N/A(e)
    End of period                                                                 N/A(e)          N/A(e)
  Accumulation units outstanding
  at the end of period                                                            N/A(e)          N/A(e)

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                           $9.61           $10.00
    End of period                                                                 $7.35           $9.61
  Accumulation units outstanding
  at the end of period                                                            16,677          12,618

Oppenheimer/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                           $9.90           $10.00
    End of period                                                                 $7.28           $9.90
  Accumulation units outstanding
  at the end of period                                                            14,422          9,334

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                           $9.93           $10.00
    End of period                                                                 $10.63          $9.93
  Accumulation units outstanding
  at the end of period                                                            11,568            86

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                           $10.05          $10.00
    End of period                                                                 $9.70           $10.05
  Accumulation units outstanding
  at the end of period                                                            40,644          18,492

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                           $10.09          $10.00
    End of period                                                                 $10.13          $10.09
  Accumulation units outstanding
  at the end of period                                                            16,254          22,115

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                           $10.02          $10.00
    End of period                                                                 $9.97           $10.02
  Accumulation units outstanding
  at the end of period                                                           177,305          72,295

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                           N/A(e)          N/A(e)
    End of period                                                                 N/A(e)          N/A(e)
  Accumulation units outstanding
  at the end of period                                                            N/A(e)          N/A(e)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                           $9.30           $10.00
    End of period                                                                 $6.95           $9.30
  Accumulation units outstanding
  at the end of period                                                            19,523          22,029

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                           $9.65           $10.00
    End of period                                                                 $7.54           $9.65
  Accumulation units outstanding
  at the end of period                                                            18,179          21,378

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                           $9.17           $10.00
    End of period                                                                 $6.38           $9.17
  Accumulation units outstanding
  at the end of period                                                            23,246          19,121

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                           $9.59           $10.00
    End of period                                                                 $7.57           $9.59
  Accumulation units outstanding
  at the end of the period                                                        40,676          35,153

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                           $9.78           $10.00
    End of period                                                                 $7.87           $9.78
  Accumulation units outstanding
  at the end of period                                                            42,553          20,176

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                           $9.87           $10.00
    End of period                                                                 $8.89           $9.87
  Accumulation units outstanding
  at the end of period                                                           107,681          47,355

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                           N/A(a)          N/A(a)
    End of period                                                                 N/A(a)          N/A(a)
  Accumulation units outstanding
  at the end of period                                                            N/A(a)          N/A(a)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                           N/A(a)          N/A(a)
    End of period                                                                 N/A(a)          N/A(a)
  Accumulation units outstanding
  at the end of period                                                            N/A(a)          N/A(a)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                           N/A(a)          N/A(a)
    End of period                                                                 N/A(a)          N/A(a)
  Accumulation units outstanding
  at the end of period                                                            N/A(a)          N/A(a)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                           $9.83           $10.00
    End of period                                                                 $7.43           $9.83
  Accumulation units outstanding
  at the end of period                                                            18,603          9,634

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                           $9.82           $10.00
    End of period                                                                 $7.41           $9.82
  Accumulation units outstanding
  at the end of period                                                            77,584          69,635

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                           $9.79           $10.00
    End of period                                                                 $8.44           $9.79
  Accumulation units outstanding
  at the end of period                                                           168,324         104,975

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                           $9.64           $10.00
    End of period                                                                 $7.29           $9.64
  Accumulation units outstanding
  at the end of period                                                            28,545          23,903

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                           $10.27          $10.00
    End of period                                                                 $10.95          $10.27
  Accumulation units outstanding
  at the end of the period                                                        11,306          6,473

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                           $10.28          $10.00
    End of period                                                                 $11.28          $10.28
  Accumulation units outstanding
  at the end of period                                                            63,735          59,794

T. Rowe Price/JNL Established Growth Division
 Accumulation unit value:
    Beginning of period                                                           $10.06          $10.00
    End of period                                                                 $7.59           $10.06
  Accumulation units outstanding
  at the end of period                                                            47,606          34,543

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                           $10.30          $10.00
    End of period                                                                 $7.91           $10.30
  Accumulation units outstanding
  at the end of period                                                            43,069          43,250

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                           $9.73           $10.00
    End of period                                                                 $7.97           $9.73
  Accumulation units outstanding
  at the end of period                                                            59,078          53,664

First Trust/JNL The DowSM Target 5 Division
  Accumulation unit value:
    Beginning of period                                                           $9.16           $10.00
    End of period                                                                 $7.93           $9.16
  Accumulation units outstanding
  at the end of period                                                            58,973          19,022

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                           $9.43           $10.00
    End of period                                                                 $8.36           $9.43
  Accumulation units outstanding
  at the end of period                                                           100,301          37,531

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                           $8.35           $10.00
    End of period                                                                 $6.73           $8.35
  Accumulation units outstanding
  at the end of period                                                           112,330          42,891

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                           $9.99           $10.00
    End of period                                                                 $8.47           $9.99
  Accumulation units outstanding
  at the end of period                                                            51,859          18,973

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                           $10.11          $10.00
    End of period                                                                 $8.78           $10.11
  Accumulation units outstanding
  at the end of period                                                            84,761          27,930

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                           $9.70           $10.00
    End of period                                                                 $7.86           $9.70
  Accumulation units outstanding
  at the end of period                                                           104,369          45,169

First Trust/JNL Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                           $9.13           $10.00
    End of period                                                                 $5.64           $9.13
  Accumulation units outstanding
  at the end of period                                                            98,062          51,797

First Trust/JNL Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                           $9.97           $10.00
    End of period                                                                 $6.80           $9.97
  Accumulation units outstanding
  at the end of period                                                           110,535          59,261

First Trust/JNL Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                           $9.28           $10.00
    End of period                                                                 $7.85           $9.28
  Accumulation units outstanding
  at the end of period                                                            58,159          36,748

First Trust/JNL Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                           $9.31           $10.00
    End of period                                                                 $8.84           $9.31
  Accumulation units outstanding
  at the end of period                                                            38,427          25,747

First Trust/JNL Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                           $10.03          $10.00
    End of period                                                                 $9.29           $10.03
  Accumulation units outstanding
  at the end of period                                                            38,703          14,724

First Trust/JNL Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                           $8.54           $10.00
    End of period                                                                 $4.57           $8.54
  Accumulation units outstanding
  at the end of period                                                            55,402          24,288


(a) These investment divisions had not commenced operations.
(b) Each of the  Oppenheimer/JNL  Global Growth Division and the Oppenheimer/JNL
Growth Division commenced operations on May 1, 2001.
(c) Each of the  AIM/JNL  Large Cap Growth  Division,  AIM/JNL  Small Cap Growth
Division,  Lazard/JNL  Small Cap Value  Division and the PIMCO/JNL  Total Return
Bond Division commenced operations on October 29, 2001.
(d) AIM/JNL Premier Equity Division commenced operations on January 22, 2002.
(e) These investment divisions had not commenced operations as of December 31, 2002.
(f)  Lazard/JNL Mid Cap Value  Division  commenced  operations as of January 10,
2002.
(g) Mellon Capital Management/JNL S&P 500 Index Division commenced operations as of November 22, 2002.


ACCUMULATION UNIT VALUES
WITH MAXIMUM ANNIVERSARY VALUE

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. The Separate Account commenced operations on October 16, 1995. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values reflect deductions for the Maximum Anniversary Value Benefit. The Maximum Anniversary Value Benefit was first offered October 29, 2001.

INVESTMENT DIVISIONS                                                             DECEMBER 31,    DECEMBER 31,
                                                                                     2002            2001
                                                                                     ----            ----

AIM/JNL Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                             $9.95           $10.00
    End of period                                                                   $7.31           $9.95
  Accumulation units
outstanding
  at the end of period                                                              5,990            728

AIM/JNL Premier Equity II Division (c)
  Accumulation unit value:
    Beginning of period                                                             $10.13          $10.00
    End of period                                                                   $7.16           $10.13
  Accumulation units
outstanding
  at the end of period                                                              10,363          2,765

AIM/JNL Small Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                             $10.08          $10.00
    End of period                                                                   $7.21           $10.08
  Accumulation units
outstanding
  at the end of period                                                              5,112           1,817

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                             $10.03          $10.00
    End of period                                                                   $6.60           $10.03
  Accumulation units
outstanding
  at the end of period                                                              30,756          3,935

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.84           $10.00
    End of period                                                                   $6.68           $9.84
  Accumulation units
outstanding
  at the end of period                                                              34,178          10,691

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                             $10.33          $10.00
    End of period                                                                   $8.09           $10.33
  Accumulation units
outstanding
  at the end of period                                                              8,465           3,374

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                             $11.48          $10.00
    End of period                                                                   $8.73           $11.48
  Accumulation units
outstanding
  at the end of period                                                              8,500           1,506

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                             $9.74           $10.00
    End of period                                                                   $6.74           $9.74
  Accumulation units
outstanding
  at the end of period                                                              3,819           2,225

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $10.03          $10.00
    End of period                                                                   $9.23           $10.03
  Accumulation units
outstanding
  at the end of period                                                              39,656          5,205

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                             $10.04          $10.00
    End of period                                                                   $7.00           $10.04
  Accumulation units
outstanding
  at the end of period                                                              5,601           1,912

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

Lazard/JNL Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                             $10.55          $10.00
    End of period                                                                   $8.93           $10.55
  Accumulation units
outstanding
  at the end of period                                                              17,502          5,811

Lazard/JNL Small Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                             $10.17          $10.00
    End of period                                                                   $8.29           $10.17
  Accumulation units
outstanding
  at the end of period                                                              3,935            280

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                             $10.44          $10.00
    End of period                                                                   $7.99           $10.44
  Accumulation units
outstanding
  at the end of period                                                              13,107          7,308

Oppenheimer/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                             $10.14          $10.00
    End of period                                                                   $7.46           $10.14
  Accumulation units
outstanding
  at the end of period                                                              4,981           1,606

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                             $10.05          $10.00
    End of period                                                                   $10.78          $10.05
  Accumulation units
outstanding
  at the end of period                                                              14,587           300

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                             $10.21          $10.00
    End of period                                                                   $9.86           $10.21
  Accumulation units
outstanding
  at the end of period                                                              62,497          1,614

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                             $9.94           $10.00
    End of period                                                                   $9.99           $9.94
  Accumulation units
outstanding
  at the end of period                                                              27,787          12,633

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                             $10.00          $10.00
    End of period                                                                   $9.95           $10.00
  Accumulation units
outstanding
  at the end of period                                                              16,117           343

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                             $9.88           $10.00
    End of period                                                                   $7.39           $9.88
  Accumulation units
outstanding
  at the end of period                                                              6,422           3,798

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                             $10.00          N/A(d)
    End of period                                                                   $7.99           N/A(d)
  Accumulation units
outstanding
  at the end of period                                                              5,700           N/A(d)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $10.45          $10.00
    End of period                                                                   $7.28           $10.45
  Accumulation units
outstanding
  at the end of period                                                              3,568            642

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                             $9.98           $10.00
    End of period                                                                   $7.88           $9.98
  Accumulation units
outstanding
  at the end of the period                                                          42,671          10,574

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $10.42          $10.00
    End of period                                                                   $8.39           $10.42
  Accumulation units
outstanding
  at the end of period                                                              6,312           6,449

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $10.16          $10.00
    End of period                                                                   $9.16           $10.16
  Accumulation units
outstanding
  at the end of period                                                             102,423          14,893

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)


S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $10.00          N/A(e)
    End of period                                                                   $7.63           N/A(e)
  Accumulation units
outstanding
  at the end of period                                                              3,015           N/A(e)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $10.18          $10.00
    End of period                                                                   $7.69           $10.18
  Accumulation units
outstanding
  at the end of period                                                              16,432            46

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $10.29          $10.00
    End of period                                                                   $8.88           $10.29
  Accumulation units
outstanding
  at the end of period                                                             130,392          19,997

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                             $10.29          $10.00
    End of period                                                                   $7.78           $10.29
  Accumulation units
outstanding
  at the end of period                                                              1,895            978

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                             $10.07          $10.00
    End of period                                                                   $10.75          $10.07
  Accumulation units
outstanding
  at the end of the period                                                          6,298           1,120

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                             $9.85           $10.00
    End of period                                                                   $10.81          $9.85
  Accumulation units
outstanding
  at the end of period                                                              63,443          1,845

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                             $10.19          $10.00
    End of period                                                                   $7.70           $10.19
  Accumulation units
outstanding
  at the end of period                                                              41,937          11,575

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                             $10.96          $10.00
    End of period                                                                   $8.43           $10.96
  Accumulation units
outstanding
  at the end of period                                                              67,120          5,006

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                             $10.23          $10.00
    End of period                                                                   $8.38           $10.23
  Accumulation units
outstanding
  at the end of period                                                              34,851          14,085

First Trust/JNL The DowSM Target 5 Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                             $10.15          N/A(f)
    End of period                                                                   $9.01           N/A(f)
  Accumulation units
outstanding
  at the end of period                                                              20,134          N/A(f)

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                             $10.21          N/A(f)
    End of period                                                                   $9.11           N/A(f)
  Accumulation units
outstanding
  at the end of period                                                              2,754           N/A(f)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                             $10.53          N/A(f)
    End of period                                                                   $10.15          N/A(f)
  Accumulation units
outstanding
  at the end of period                                                              2,671           N/A(f)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                             $10.09          N/A(f)
    End of period                                                                   $10.20          N/A(f)
  Accumulation units
outstanding
  at the end of period                                                              2,788           N/A(f)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                             $10.35          N/A(f)
    End of period                                                                   $10.61          N/A(f)
  Accumulation units
outstanding
  at the end of period                                                              2,717           N/A(f)

First Trust/JNL Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

First Trust/JNL Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

First Trust/JNL Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

First Trust/JNL Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

First Trust/JNL Leading Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)

First Trust/JNL Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                             N/A(a)          N/A(a)
    End of period                                                                   N/A(a)          N/A(a)
  Accumulation units
outstanding
  at the end of period                                                              N/A(a)          N/A(a)


(a) These investment divisions had not commenced operations.
(b) Each of the Oppenheimer/JNL Global Growth Division and the Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.
(c) Each of the AIM/JNL Large Cap Growth Division, AIM/JNL Premier Equity II Division, AIM/JNL Small Cap Growth Division, Lazard/JNL Mid Cap Value Division, Lazard/JNL Small Cap Value Division and the PIMCO/JNL Total Return Bond Division commenced operations on October 29, 2001.
(d) Putnam/JNL International Equity Division commenced operations on January 14, 2002.
(e) S&P/JNL Equity Aggressive Growth Division commenced operations on January 11, 2002.
(f) First Trust/JNL Dow Target 10 Division, First Trust/JNL S&P Target 10 Division, First Trust/JNL Global Target 15 Division and First Trust/JNL Target 25 Division commenced operations on October 25, 2002.




ADDITIONAL TAX INFORMATION


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.


GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.


The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.


Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS


The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.


DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS


Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract owner control of the investments of a segregated asset account will cause the Contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure 99-44 which stated that satisfying the asset diversification regulations "does not prevent a Contract holder's control of the investments of a segregated asset account from causing the Contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the Contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.


MULTIPLE CONTRACTS


The Code provides that multiple annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


TAX TREATMENT OF ASSIGNMENTS


An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.


DEATH BENEFITS


Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.


TAX-QUALIFIED PLANS


The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.


TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


TAX-QUALIFIED CONTRACTS


In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.


Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.


Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.


TYPES OF TAX-QUALIFIED PLANS


The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to Fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


         (a) Tax-Sheltered Annuities


         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.
          These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (b) Individual Retirement Annuities


         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (c) Roth IRA Annuities


         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.


         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans


         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.


         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

          o    attains age 70 1/2,

          o    severs employment,

          o    dies, or

          o suffers an unforeseeable financial emergency as defined in the regulations.


Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


NET INVESTMENT FACTOR


The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:


         (a) is the net result of:


                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and


         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.


Also see "Income Payments (The Income Phase)" in the Prospectus.


Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                      Jackson National Separate Account - I




                                [GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2002

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                          AIM/                AIM/              AIM/                              Alliance
                                     JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL
                                    Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio
                                    ----------------  -------------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)            $ 6,521,659       $ 4,773,236          $ 12,080,801      $143,546,035      $ 25,760,828
Receivables:
   Investment securities sold              1,308               565                 3,542           104,893             2,905
   Sub-account units sold                  9,567            39,448                12,988             9,890               217
                                    ----------------  -------------------  ----------------  ----------------  ----------------
TOTAL ASSETS                           6,532,534         4,813,249            12,097,331       143,660,818        25,763,950
                                    ----------------  -------------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased         9,567            39,448                12,988             9,890               217
   Sub-account units redeemed              1,041               376                 3,059            99,359             1,893
   Insurance fees due to Jackson
     National Life                           267               189                   483             5,534             1,012
                                    ----------------  -------------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                         10,875            40,013                16,530           114,783             3,122
                                    ----------------  -------------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                  $ 6,521,659       $ 4,773,236          $ 12,080,801      $143,546,035      $ 25,760,828
----------------------------------  ================  ===================  ================  ================  ================

(a)  Investment shares                   799,223           604,207              1,433,072       13,157,290         3,228,174
      Investments at cost            $ 7,172,783       $ 5,622,872          $  13,752,614     $220,190,696      $ 34,872,266


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                        Eagle/JNL       First Trust/JNL    First Trust/JNL   First Trust/JNL
                                     Eagle/JNL Core      SmallCap        Communications        Energy       Financial Sector
                                    Equity Portfolio  Equity Portfolio  Sector Portfolio  Sector Portfolio     Portfolio
                                    ----------------  ----------------  ----------------  ----------------  ----------------

ASSETS                               $ 55,566,059      $ 60,051,229      $ 6,113,334       $ 7,405,088       $ 14,179,432
Investments, at value (a)
Receivables:
   Investment securities sold              57,945            36,443            7,475               304              2,312
   Sub-account units sold                  40,124           110,403               78                78                 68
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                           55,664,128        60,198,075        6,120,887         7,405,470         14,181,812
                                    ----------------  ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased         40,124           110,403               78                78                 68
   Sub-account units redeemed              55,789            34,123            7,239                18              1,766
   Insurance fees due to Jackson
     National Life                          2,156             2,320              236               286                546
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                          98,069           146,846            7,553               382              2,380
                                    ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                  $ 55,566,059       $60,051,229       $ 6,113,334      $ 7,405,088       $ 14,179,432
----------------------------------  ================  ================  ================  ================  ================
(a)  Investment shares                  4,852,931         5,000,102         1,940,741          690,773          1,633,575
     Investments at cost             $ 68,805,148      $ 73,792,112    $   15,602,371      $ 8,381,835       $ 16,439,163


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                        First Trust/JNL
                                   First Trust/JNL   First Trust/JNL    Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                    Global Target    Leading Brands       Healthcare         Target 25      Target Small-Cap
                                    15 Portfolio     Sector Portfolio   Sector Portfolio     Portfolio         Portfolio
                                   ---------------   ----------------   ----------------  ---------------   ----------------
ASSETS
Investments, at value (a)           $ 30,518,334      $ 9,464,594        $ 18,281,900      $ 37,494,359      $ 38,586,226
Receivables:
   Investment securities sold             10,960            5,076               2,413            32,897            36,000
   Sub-account units sold                 91,162            1,726                  30            85,616           136,099
                                   ---------------   ----------------   ----------------  ---------------   ----------------
TOTAL ASSETS                          30,620,456        9,471,396          18,284,343        37,612,872        38,758,325
                                   ---------------   ----------------   ----------------  ---------------   ----------------

LIABILITIES
Payables:
   Investment securities purchased        91,162            1,726                  30            85,616           136,099
   Sub-account units redeemed              9,704            4,711               1,708            31,341            34,431
   Insurance fees due to Jackson
     National Life                         1,256              365                 705             1,556             1,569
                                   ---------------   ----------------   ----------------  ---------------   ----------------
TOTAL LIABILITIES                        102,122            6,802               2,443           118,513           172,099
                                   ---------------   ----------------   ----------------  ---------------   ----------------
NET ASSETS (NOTE 6)                 $ 30,518,334      $ 9,464,594        $ 18,281,900      $ 37,494,359      $ 38,586,226
---------------------------------- ===============   ================   ================  ===============   ================
(a)  Investment shares                 4,079,991        1,068,239           2,079,852         4,680,944         3,223,578
     Investments at cost            $ 32,736,835      $ 9,928,701        $ 23,932,302      $ 39,521,667      $ 41,305,379



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                      First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL      Janus/JNL
                                        Technology      The Dow Target    The Dow Target    The S&P Target       Aggressive
                                      Sector Portfolio   10 Portfolio      5 Portfolio        10 Portfolio    Growth Portfolio
                                      ----------------  ---------------   ---------------   ---------------   ----------------
ASSETS
Investments, at value (a)              $ 14,504,357      $ 80,796,119      $ 8,046,768       $ 41,226,542      $168,571,384
Receivables:
   Investment securities sold                 5,071            67,934              313             31,961            94,126
   Sub-account units sold                       839           108,291           10,000             99,383            12,143
                                      ----------------  ---------------   ---------------   ---------------   ----------------
TOTAL ASSETS                             14,510,267        80,972,344        8,057,081         41,357,886       168,677,653
                                      ----------------  ---------------   ---------------   ---------------   ----------------

LIABILITIES
Payables:
   Investment securities purchased              839           108,291           10,000             99,383            12,143
   Sub-account units redeemed                 4,511            64,702                2             30,291            87,644
   Insurance fees due to Jackson
     National Life                              560             3,232              311              1,670             6,482
                                      ----------------  ---------------   ---------------   ---------------   ----------------
TOTAL LIABILITIES                             5,910           176,225           10,313            131,344           106,269
                                      ----------------  ---------------   ---------------   ---------------   ----------------
NET ASSETS (NOTE 6)                    $ 14,504,357      $ 80,796,119      $ 8,046,768       $ 41,226,542      $168,571,384
-------------------------------       ================  ===============   ===============   ===============   ================
(a)  Investment shares                    3,437,051        10,049,269        1,219,207          5,347,152        12,937,175
     Investments at cost               $ 30,945,244      $ 85,412,161      $ 9,153,569       $ 49,060,459      $290,625,651

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                                             JPMorgan/JNL
                                     Janus/JNL          Janus/JNL          Janus/JNL           Enhanced          JPMorgan/JNL
                                     Balanced            Capital             Global          S&P 500 Stock      International
                                     Portfolio       Growth Portfolio   Equities Portfolio   Index Portfolio     Value Portfolio
                                    ------------     ----------------   ------------------   ---------------    ----------------
ASSETS
Investments, at value (a)            $ 57,817,177     $121,682,592       $174,428,060         $ 6,939,130        $ 438,152
Receivables:
   Investment securities sold               5,874          116,587            189,116               3,621               33
   Sub-account units sold                 107,197            8,276              5,877              83,800            1,872
                                    ------------     ----------------   ------------------   ---------------    ----------------
TOTAL ASSETS                           57,930,248      121,807,455        174,623,053           7,026,551          440,057
                                    ------------     ----------------   ------------------   ---------------    ----------------

LIABILITIES
Payables:
   Investment securities purchased       107,197            8,276              5,877               83,800            1,872
   Sub-account units redeemed              3,636          111,908            182,419                3,318               14
   Insurance fees due to Jackson
     National Life                         2,238            4,679              6,697                  303               19
                                    ------------     ----------------   ------------------   ---------------    ----------------
TOTAL LIABILITIES                        113,071          124,863            194,993               87,421            1,905
                                    ------------     ----------------   ------------------   ---------------    ----------------
NET ASSETS (NOTE 6)                  $ 57,817,177     $121,682,592       $174,428,060         $ 6,939,130        $ 438,152
----------------------------------  =============    ================   ==================   ===============    ================
(a)  Investment shares                 6,999,658        12,429,274         12,405,979           1,126,482           78,804
     Investments at cost            $ 64,501,941      $219,422,391       $280,926,054         $ 7,359,294        $ 445,157


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
                                                                        Mellon Capital    Mellon Capital     Mellon Capital
                                     Lazard/JNL        Lazard/JNL       Management/JNL    Management/JNL     Management/JNL
                                       Mid Cap         Small Cap        Bond Index        International      S&P 400 Mid Cap
                                    Value Portfolio   Value Portfolio   Portfolio         Index Portfolio    Index Portfolio
                                   --------------    -------------     -------------      -------------     ------------
ASSETS
Investments, at value (a)            $ 29,044,979     $ 28,814,396      $ 12,445,755        $ 8,581,992      $11,541,234
Receivables:
   Investment securities sold              19,919            6,535             4,690              4,456           30,131
   Sub-account units sold                 133,015          141,172            21,926             18,732           17,994
                                    --------------    -------------     -------------      -------------     ------------
TOTAL ASSETS                           29,197,913       28,962,103        12,472,371          8,605,180       11,589,359
                                    --------------    -------------     -------------      -------------     ------------

LIABILITIES
Payables:
   Investment securities purchased
   Sub-account units redeemed             133,015          141,172            21,926             18,732           17,994
   Insurance fees due to Jackson           18,765            5,389             4,153              4,089           29,638
     National Life                          1,154            1,146               537                367              493
                                    --------------    -------------     -------------      -------------     ------------
TOTAL LIABILITIES                         152,934          147,707            26,616             23,188           48,125
                                    --------------    -------------     -------------      -------------     ------------
NET ASSETS (NOTE 6)                  $ 29,044,979     $ 28,814,396      $ 12,445,755        $ 8,581,992      $11,541,234
----------------------------------  ==============    =============     =============      =============     ============
(a)  Investment shares                  2,839,196        3,065,361         1,187,572          1,016,824        1,349,852
     Investments at cost             $ 32,453,514     $ 33,338,459      $ 12,441,266        $ 9,272,158      $12,266,291

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                    Mellon Capital    Mellon Capital
                                    Management/JNL    Management/JNL   Oppenheimer/JNL                      PIMCO/JNL
                                      S&P 500           Small Cap       Global Growth   Oppenheimer/JNL    Total Return
                                   Index Portfolio   Index Portfolio      Portfolio     Growth Portfolio  Bond Portfolio
                                    ------------      ------------      ------------      -------------    -------------
ASSETS
Investments, at value (a)           $ 21,548,337      $ 9,631,821       $ 23,909,788      $ 6,556,513       $110,041,112
Receivables:
   Investment securities sold            108,555           14,359              6,993            2,169             75,910
   Sub-account units sold                 16,663            7,783            131,740           23,770            641,553
                                    ------------      ------------      ------------      -------------    -------------
TOTAL ASSETS                          21,673,555        9,653,963         24,048,521        6,582,452        110,758,575
                                    ------------      ------------      ------------      -------------    -------------

LIABILITIES
Payables:
   Investment securities purchased        16,663            7,783            131,740           23,770            641,553
   Sub-account units redeemed            107,638           13,940              6,057            1,915             71,501
   Insurance fees due to Jackson
        National Life                        917              419                936              254              4,409
                                    ------------      ------------      ------------      -------------    -------------
TOTAL LIABILITIES                        125,218           22,142            138,733           25,939            717,463
                                    ------------      ------------      ------------      -------------    -------------
NET ASSETS (NOTE 6)                  $ 21,548,337     $ 9,631,821       $ 23,909,788      $ 6,556,513       $110,041,112
----------------------------------  ============      ============      ============      =============    =============


(a)  Investment shares                  2,766,154        1,213,076          3,320,804         932,648          9,486,303
     Investments at cost             $ 22,984,486     $ 10,401,087       $ 27,752,461     $ 7,614,452       $105,644,144


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                    PPM America/      PPM America/       PPM America/       PPM America/
                                    JNL Balanced      JNL High Yield      JNL Money          JNL Value        Putnam/JNL
                                      Portfolio       Bond Portfolio    Market Portfolio     Portfolio      Equity Portfolio
                                    --------------    -------------     -------------      -------------     ------------
ASSETS
Investments, at value (a)
Receivables:                         $198,402,650      $117,270,222      $125,158,850         $ 526,318      $139,925,062
   Investment securities sold              52,581            35,815           657,454             1,101           147,445
   Sub-account units sold                 261,933           135,075           264,258                 -               739
                                    --------------     -------------     -------------     -------------     ------------
TOTAL ASSETS                          198,717,164       117,441,112       126,080,562           527,419       140,073,246
                                    --------------     -------------     -------------     -------------     ------------

LIABILITIES
Payables:
   Investment securities purchased        261,933           135,075           264,258                 -               739
   Sub-account units redeemed              44,908            31,280           652,516             1,080           142,065
   Insurance fees due to Jackson
        National Life                       7,673             4,535             4,938                21             5,380
                                    --------------     -------------     -------------     -------------     ------------
TOTAL LIABILITIES                         314,514           170,890           921,712             1,101           148,184
                                    --------------     -------------     -------------     -------------     ------------
NET ASSETS (NOTE 6)                  $198,402,650      $117,270,222      $125,158,850         $ 526,318      $139,925,062
----------------------------------  ==============     =============     =============     =============     ============

(a)  Investment shares                 15,099,136        15,053,944       125,158,850            47,978        10,730,450
     Investments at cost             $194,083,759      $129,326,495      $124,982,507         $ 524,723      $223,502,568


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                        Putnam/JNL         Putnam/JNL      Putnam/JNL        S&P/JNL         S&P/JNL
                                       International         Midcap       Value Equity      Aggressive      Conservative
                                     Equity Portfolio   Growth Portfolio    Portfolio    Growth Portfolio Growth Portfolio I
                                       ------------      --------------    ------------    -------------    -------------
ASSETS
Investments, at value (a)              $ 66,507,679      $ 13,388,777      $188,294,204    $ 92,401,260      $217,581,226
Receivables:
   Investment securities sold                11,511             1,190            41,944          49,095           169,337
   Sub-account units sold                    50,531            36,021            38,228         125,766           260,863
                                       ------------      --------------    ------------    -------------    -------------
TOTAL ASSETS                             66,569,721        13,425,988       188,374,376      92,576,121       218,011,426
                                       ------------      --------------    ------------    -------------    -------------

LIABILITIES
Payables:
   Investment securities purchased           50,531            36,021            38,228         125,766           260,863
   Sub-account units redeemed                 8,932               669            34,684          45,482           160,738
   Insurance fees due to Jackson
        National                              2,579               521             7,260           3,613             8,599
                                       ------------      --------------    ------------    -------------    -------------
TOTAL LIABILITIES                            62,042            37,211            80,172         174,861           430,200
                                       ------------      --------------    ------------    -------------    -------------
NET ASSETS (NOTE 6)                    $ 66,507,679      $ 13,388,777      $188,294,204    $ 92,401,260      $217,581,226
----------------------------------     ============      ==============    ============    =============    =============

(a)  Investment shares                    8,762,540         2,620,113        14,417,627      10,948,017        22,951,606
     Investments at cost               $ 85,915,336      $ 19,589,669      $232,153,585    $125,469,334      $247,272,433


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                        S&P/JNL Core     S&P/JNL Core     S&P/JNL Core     S&P/JNL Equity
                                         Index 100         Index 50         Index 75        Aggressive          S&P/JNL Equity
                                         Portfolio        Portfolio        Portfolio      Growth Portfolio    Growth Portfolio I
                                       --------------    -------------    -------------    --------------       ------------

ASSETS                                  $ 14,171,648      $ 1,967,658      $ 4,459,745     $ 30,101,080         $ 99,366,446
Investments, at value (a)
Receivables:
   Investment securities sold                  4,652              500            1,647            4,033              157,876
   Sub-account units sold                     11,750                -           77,352            2,710               86,381
                                       --------------    -------------    -------------    --------------       ------------
TOTAL ASSETS                              14,188,050        1,968,158        4,538,744       30,107,823           99,610,703
                                       --------------    -------------    -------------    --------------       ------------

LIABILITIES
Payables:
   Investment securities purchased            11,750                -           77,352            2,710               86,381
   Sub-account units redeemed                  4,050              411            1,462            2,856              154,014
   Insurance fees due to Jackson
        National                                 602               89              185            1,177                3,862
                                       --------------    -------------    -------------    --------------       ------------
TOTAL LIABILITIES                             16,402              500           78,999            6,743              244,257
                                       --------------    -------------    -------------    --------------       ------------
NET ASSETS (NOTE 6)                     $ 14,171,648      $ 1,967,658      $ 4,459,745     $ 30,101,080         $ 99,366,446
----------------------------------     ==============    =============    =============    ==============       ============

(a)  Investment shares                     1,636,449          250,977          540,575        4,095,385           13,337,778
     Investments at cost                $ 14,866,344      $ 2,230,266      $ 4,760,192     $ 47,095,180         $153,810,470

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                                             Salomon
                                                                           Salomon         Brothers/JNL
                                       S&P/JNL             S&P/JNL        Brothers/       U.S. Government   T. Rowe Price/
                                       Moderate        Very Aggressive     JNL Global        & Quality     JNL Established
                                    Growth Portfolio   Growth Portfolio  Bond Portfolio   Bond Portfolio  Growth Portfolio
                                    --------------     ---------------    -----------      ------------      ------------
ASSETS
Investments, at value (a)           $316,689,329       $ 41,053,076      $ 65,310,111      $254,324,137      $214,065,324
Receivables:
   Investment securities sold           295,316             145,251            11,889            61,325            99,616
   Sub-account units sold               196,073                 534           105,636           874,287            66,660
                                    ------------       ------------      ------------      ------------      ------------
TOTAL ASSETS                        317,180,718          41,198,861        65,427,636       255,259,749       214,231,600
                                    ------------       ------------      ------------      ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased      196,073                 534           105,636           874,287            66,660
   Sub-account units redeemed           282,781             143,665             9,366            51,398            91,367
   Insurance fees due to Jackson
        National Life                    12,535               1,586             2,523             9,927             8,249
                                    ------------       ------------      ------------      ------------      ------------
TOTAL LIABILITIES                       491,389             145,785           117,525           935,612           166,276
                                    ------------       ------------      ------------      ------------      ------------
NET ASSETS (NOTE 6)                 $316,689,329       $ 41,053,076      $ 65,310,111      $254,324,137      $214,065,324
----------------------------------  ============       ============      ============      ============      ============


(a)  Investment shares                34,236,684          5,387,543         6,143,943        21,389,751        16,658,780
      Investments at cost           $379,872,469       $ 67,132,739      $ 61,616,233      $242,757,159      $254,623,613


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                       T. Rowe Price/          T. Rowe
                                        JNL Mid-Cap           Price/JNL
                                      Growth Portfolio     Value Portfolio
                                      ---------------        -------------
ASSETS
Investments, at value (a)               $196,824,482          $ 85,131,019
Receivables:
   Investment securities sold                157,082                77,437
   Sub-account units sold                    125,357               139,763
                                       --------------         -------------
TOTAL ASSETS                             197,106,921            85,348,219
                                       --------------         -------------

LIABILITIES
Payables:
   Investment securities purchased           125,357               139,763
   Sub-account units redeemed                149,491                74,105
   Insurance fees due to Jackson
        National Life                          7,591                 3,332
                                       --------------         -------------
TOTAL LIABILITIES                            282,439               217,200
                                       --------------         -------------
NET ASSETS (NOTE 6)                     $196,824,482          $ 85,131,019
----------------------------------     ==============         =============

(a)  Investment shares                    10,904,403             9,233,299
      Investments at cost               $208,649,497          $ 98,300,497

                     See notes to the financial statements.

Jackson National Separate Account - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                AIM/           AIM/JNL             AIM/                               Alliance
                                           JNL Large Cap    Premier Equity     JNL Small Cap       Alger/JNL         Capital/JNL
                                          Growth Portfolio   II Portfolio    Growth Portfolio   Growth Portfolio   Growth Portfolio
                                           --------------   --------------    --------------     ------------      --------------
INVESTMENT INCOME
   Dividends                                $        -       $        -        $        -         $        -        $         -
                                           --------------   --------------    --------------     ------------      --------------

EXPENSES
   Insurance charges (Note 5)                   49,673           52,438           109,067          2,877,745            393,501
                                           --------------   --------------    --------------     ------------      --------------
TOTAL EXPENSES                                  49,673           52,438           109,067          2,877,745            393,501
                                           --------------   --------------    --------------     ------------      --------------
NET INVESTMENT LOSS                            (49,673)         (52,438)         (109,067)        (2,877,745)          (393,501)
                                           --------------   --------------    --------------     ------------      --------------

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) on:
   Distributions from investment companies      12,684           18,142             1,102                  -                 -
   Investments                                (304,327)        (408,406)         (724,519)       (23,935,492)        (6,421,283)
Net change in unrealized appreciation
   (depreciation) on investments              (654,360)        (879,579)       (1,746,405)       (61,941,847)        (4,462,214)
                                           --------------   --------------    --------------     ------------      --------------
NET REALIZED AND UNREALIZED LOSS              (946,003)      (1,269,843)       (2,469,822)       (85,877,339)       (10,883,497)
                                           --------------   --------------    --------------     ------------      --------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          $ (995,676)     $(1,322,281)      $(2,578,889)       $(88,755,084)      $(11,276,998)
                                           ==============   ==============    ==============     ============      ==============


Jackson National Separate Account - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                Eagle/JNL        First Trust/JNL   First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core         SmallCap        Communications        Energy       Financial Sector
                                         Equity Portfolio    Equity Portfolio   Sector Portfolio   Sector Portfolio   Portfolio
                                          --------------      -------------      -------------      -------------      ------------

INVESTMENT INCOME
   Dividends                              $    465,208       $          -        $         -         $        -       $         -
                                         --------------      -------------      -------------      -------------      ------------

EXPENSES
   Insurance charges (Note 5)                  907,699          1,069,100            102,739            112,583           232,123
                                         --------------      -------------      -------------      -------------      ------------
TOTAL EXPENSES                                 907,699          1,069,100            102,739            112,583           232,123
                                         --------------      -------------      -------------      -------------      ------------
NET INVESTMENT LOSS                           (442,491)        (1,069,100)          (102,739)          (112,583)         (232,123)
                                         --------------      -------------      -------------      -------------      ------------
R
EALIZED AND UNREALIZED LOSS
Net realized gain (loss) on:
   Distributions from investment
    companies                                        -                  -                  -                  -                 -
   Investments                              (3,115,563)        (4,938,041)        (4,715,022)          (457,665)         (324,365)
Net change in unrealized appreciation
   (depreciation) on investments           (12,792,317)       (16,802,459)          (357,029)            94,329        (2,281,904)
                                         --------------      -------------      -------------      -------------      ------------
NET REALIZED AND UNREALIZED LOSS           (15,907,880)       (21,740,500)        (5,072,051)          (363,336)       (2,606,269)
                                         --------------      -------------      -------------      -------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(16,350,371)      $(22,809,600)       $(5,174,790)        $ (475,919)      $(2,838,392)
                                         ==============      =============      =============      =============      ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                       First Trust/JNL
                                   First Trust/JNL  First Trust/JNL   Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                    Global Target    Leading Brands      Healthcare       Target 25       Target Small-Cap
                                    15 Portfolio    Sector Portfolio  Sector Portfolio     Portfolio          Portfolio
                                    ------------     ------------      ------------      ------------      ------------
INVESTMENT INCOME
   Dividends                        $         -       $        -       $         -       $         -        $        -
                                    ------------     ------------      ------------      ------------      ------------

EXPENSES
   Insurance charges (Note 5)           232,869          132,076           299,908           275,838           329,611
                                    ------------     ------------      ------------      ------------      ------------
TOTAL EXPENSES                          232,869          132,076           299,908           275,838           329,611
                                    ------------     ------------      ------------      ------------      ------------
NET INVESTMENT LOSS                    (232,869)        (132,076)         (299,908)         (275,838)         (329,611)
                                    ------------     ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                -                -                 -                 -                 -
   Investments                         (230,421)         (56,056)       (1,240,496)         (366,208)         (514,622)
Net change in unrealized
   depreciation on investments       (2,655,375)        (614,164)       (7,127,272)       (2,613,015)       (3,715,099)
                                    ------------     ------------      ------------      ------------      ------------
NET REALIZED AND UNREALIZED LOSS     (2,885,796)        (670,220)       (8,367,768)       (2,979,223)       (4,229,721)
                                    ------------     ------------      ------------      ------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                  $(3,118,665)      $ (802,296)      $(8,667,676)      $(3,255,061)      $(4,559,332)
                                    ============     ============      ============      ============      ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002



                                     First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL     Janus/JNL
                                      Technology        The Dow Target    The Dow Target    The S&P Target     Aggressive
                                    Sector Portfolio     10 Portfolio      5 Portfolio       10 Portfolio    Growth Portfolio
                                     --------------     -------------     -------------     -------------     ------------
INVESTMENT INCOME
   Dividends                           $         -       $         -       $         -       $         -      $          -
                                     --------------     -------------     -------------     -------------     ------------

EXPENSES
   Insurance charges (Note 5)              239,316           784,739           115,716           408,060         3,274,638
                                     --------------     -------------     -------------     -------------     ------------
TOTAL EXPENSES                             239,316           784,739           115,716           408,060         3,274,638
                                     --------------     -------------     -------------     -------------     ------------
NET INVESTMENT LOSS                       (239,316)         (784,739)         (115,716)         (408,060)       (3,274,638)
                                     --------------     -------------     -------------     -------------     ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                   -                 -                 -                 -                 -
   Investments                          (5,324,602)       (1,632,975)         (377,688)       (1,117,703)      (64,115,763)
Net change in unrealized
   depreciation on investments          (3,289,757)       (4,873,956)         (843,291)       (5,441,660)      (27,297,694)
                                     --------------     -------------     -------------     -------------     ------------
NET REALIZED AND UNREALIZED LOSS        (8,614,359)       (6,506,931)       (1,220,979)       (6,559,363)      (91,413,457)
                                     --------------     -------------     -------------     -------------     ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(8,853,675)      $(7,291,670)      $(1,336,695)      $(6,967,423)     $(94,688,095)
                                     ==============     =============     =============     =============     =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                                             JPMorgan/JNL
                                         Janus/JNL       Janus/JNL         Janus/JNL           Enhanced           JPMorgan/JNL
                                         Balanced         Capital           Global           S&P 500 Stock        International
                                         Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio (b)  Value Portfolio (b)
                                        ------------    --------------    --------------     --------------     ------------
INVESTMENT INCOME
   Dividends                            $ 1,330,751     $         -       $ 1,687,054         $    2,448         $    9,488
                                        ------------    --------------    --------------     --------------     ------------

EXPENSES
   Insurance charges (Note 5)               828,353       2,343,407         3,430,645             35,982                948
                                        ------------    --------------    --------------     --------------     ------------
TOTAL EXPENSES                              828,353       2,343,407         3,430,645             35,982                948
                                        ------------    --------------    --------------     --------------     ------------
NET INVESTMENT INCOME (LOSS)                502,398      (2,343,407)       (1,743,591)           (33,534)             8,540
                                        ------------    --------------    --------------     --------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                    -               -                 -                  -                  -
   Investments                           (1,524,309)    (141,217,124)     (32,535,630)           (80,101)             2,723
Net change in unrealized appreciation
   (depreciation) on investments         (4,046,717)     76,268,393       (48,789,449)          (420,164)            (7,005)
                                        ------------    --------------    --------------     --------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS   (5,571,026)    (64,948,731)      (81,325,079)          (500,265)            (4,282)
                                        ------------    --------------    --------------     --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $(5,068,628)     $(67,292,138)     $(83,068,670)       $ (533,799)        $    4,258
----------------------------------      ============     =============    ==============     ==============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                            Mellon Capital     Mellon Capital     Mellon Capital
                                         Lazard/JNL        Lazard/JNL       Management/JNL     Management/JNL     Management/JNL
                                           Mid Cap         Small Cap         Bond Index        International      S&P 400 Mid Cap
                                        Value Portfolio  Value Portfolio    Portfolio (a)   Index Portfolio (a)  Index Portfolio (a)
                                        --------------    -------------     -------------      -------------      ---------------

INVESTMENT INCOME
   Dividends                              $    90,102      $       137         $ 404,499         $  194,866           $   74,203
                                        --------------    -------------     -------------      -------------      ---------------

EXPENSES
   Insurance charges (Note 5)                 275,048          290,574            69,438             46,941               69,140
                                        --------------    -------------     -------------      -------------      ---------------
TOTAL EXPENSES                                275,048          290,574            69,438             46,941               69,140
                                        --------------    -------------     -------------      -------------      ---------------
NET INVESTMENT INCOME (LOSS)                 (184,946)        (290,437)          335,061            147,925                5,063
                                        --------------    -------------     -------------      -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 61,317          111,096            23,968                  -                    -
   Investments                             (1,629,466)      (2,244,721)           54,224            (67,550)            (207,705)
Net change in unrealized appreciation
   (depreciation) on investments           (3,339,100)      (4,531,388)            4,489           (690,166)            (725,057)
                                        --------------    -------------     -------------      -------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS     (4,907,249)      (6,665,013)           82,681           (757,716)            (932,762)
                                        --------------    -------------     -------------      -------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $(5,092,195)     $(6,955,450)          $ 417,742       $ (609,791)          $ (927,699)
----------------------------------      ==============    =============       =============    =============      ===============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                       Mellon Capital   Mellon Capital
                                       Management/JNL   Management/JNL   Oppenheimer/JNL                       PIMCO/JNL
                                          S&P 500         Small Cap       Global Growth    Oppenheimer/JNL    Total Return
                                   Index Portfolio(a)  Index Portfolio(a)  Portfolio      Growth Portfolio   Bond Portfolio
                                       --------------   --------------   ------------      --------------     ------------
INVESTMENT INCOME
   Dividends                           $         -       $   97,214      $         -       $         -        $    18,775
                                       ------------     ------------     ------------      ------------       ------------

EXPENSES
   Insurance charges (Note 5)              125,307           54,927          237,095            83,040            777,750
                                       ------------     ------------     ------------      ------------       ------------
TOTAL EXPENSES                             125,307           54,927          237,095            83,040            777,750
                                       ------------     ------------     ------------      ------------       ------------
NET INVESTMENT INCOME (LOSS)              (125,307)          42,287         (237,095)          (83,040)          (758,975)
                                       ------------     ------------     ------------      ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   -                -                -                 -              8,466
   Investments                            (385,671)        (153,872)        (411,029)         (689,867)           168,523
Net change in unrealized appreciation
   (depreciation) on investments        (1,436,149)        (769,266)      (4,095,221)       (1,134,489)         4,928,668
                                       ------------     ------------     ------------      ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS  (1,821,820)        (923,138)      (4,506,250)       (1,824,356)         5,105,657
                                       ------------     ------------     ------------      ------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $(1,947,127)      $ (880,851)     $(4,743,345)      $(1,907,396)       $ 4,346,682
----------------------------------     ============     ============     ============      ============       ============


(a)  Inception date January 15, 2002
(b)  Inception date September 30, 2002


                                           PPM America/      PPM America/    PPM America/     PPM America/
                                          JNL Balanced      JNL High Yield    JNL Money        JNL Value         Putnam/JNL
                                            Portfolio       Bond Portfolio  Market Portfolio  Portfolio (b)   Equity Portfolio
                                          --------------    -------------    -------------    -------------     ------------
INVESTMENT INCOME
   Dividends                                $ 6,040,924      $ 9,294,952      $ 1,423,999       $        -      $         -
                                          --------------    -------------    -------------    -------------     ------------

EXPENSES
   Insurance charges (Note 5)                 2,890,753        1,656,183        1,894,966              938        2,592,186
                                          --------------    -------------    -------------    -------------     ------------
TOTAL EXPENSES                                2,890,753        1,656,183        1,894,966              938        2,592,186
                                          --------------    -------------    -------------    -------------     ------------
NET INVESTMENT INCOME (LOSS)                  3,150,171        7,638,769         (470,967)            (938)      (2,592,186)
                                          --------------    -------------    -------------    -------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                2,468,819                -                -                -                -
   Investments                                4,117,878       (2,862,774)         541,149             (273)     (33,712,540)
Net change in unrealized appreciation
   (depreciation) on investments            (18,444,991)      (4,321,900)        (541,149)           1,595      (21,605,921)
                                          --------------    -------------    -------------    -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS      (11,858,294)      (7,184,674)               -            1,322      (55,318,461)
                                          --------------    -------------    -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $(8,708,123)     $   454,095      $  (470,967)      $      384      $(57,910,647)
----------------------------------        ==============    =============    =============    =============     ============

(a)  Inception date January 15, 2002
(b)  Inception date September 30, 2002


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                    Putnam/JNL          Putnam/JNL     Putnam/JNL       S&P/JNL           S&P/JNL
                                    International         Midcap      Value Equity    Aggressive        Conservative
                                  Equity Portfolio   Growth Portfolio  Portfolio    Growth Portfolio I  Growth Portfolio I
                                    ------------      --------------   ------------    --------------    ------------
INVESTMENT INCOME
   Dividends                        $   703,712       $         -      $ 2,301,084     $ 1,099,254       $ 3,744,152
                                    ------------      ------------     ------------    ------------      ------------

EXPENSES
   Insurance charges (Note 5)         1,072,013           223,650        3,291,935       1,382,906         2,797,425
                                    ------------      ------------     ------------    ------------      ------------
TOTAL EXPENSES                        1,072,013           223,650        3,291,935       1,382,906         2,797,425
                                    ------------      ------------     ------------    ------------      ------------
NET INVESTMENT INCOME (LOSS)           (368,301)         (223,650)        (990,851)       (283,652)          946,727
                                    ------------      ------------     ------------    ------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                -                 -                -               -                 -
   Investments                      (10,807,928)       (2,912,298)     (10,882,307)     (8,646,154)       (6,063,437)
Net change in unrealized
   depreciation on investments       (7,027,327)       (2,886,587)     (46,989,970)    (13,258,778)      (15,549,507)
                                    ------------      ------------     ------------    ------------      ------------
NET REALIZED AND UNREALIZED LOSS    (17,835,255)       (5,798,885)     (57,872,277)    (21,904,932)      (21,612,944)
                                    ------------      ------------     ------------    ------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                  $(18,203,556)     $(6,022,535)     $(58,863,128)   $(22,188,584)     $(20,666,217)
----------------------------------  ============      ============     ============    ============      ============


(a)  Inception date October 29, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                        S&P/JNL Core      S&P/JNL Core      S&P/JNL Core       S&P/JNL Equity
                                         Index 100          Index 50          Index 75          Aggressive        S&P/JNL Equity
                                       Portfolio (a)      Portfolio (a)     Portfolio (a)   Growth Portfolio I  Growth Portfolio I
                                       --------------     -------------     -------------      --------------     ------------
INVESTMENT INCOME
   Dividends                              $        -        $        -        $        -        $    24,565       $   122,662
                                       --------------     -------------     -------------      -------------      ------------

EXPENSES
   Insurance charges (Note 5)                 97,064            19,800            31,340            483,964         1,659,941
                                       --------------     -------------     -------------      -------------      ------------
TOTAL EXPENSES                                97,064            19,800            31,340            483,964         1,659,941
                                       --------------     -------------     -------------      -------------      ------------
NET INVESTMENT INCOME (LOSS)                 (97,064)          (19,800)          (31,340)          (459,399)       (1,537,279)
                                       --------------     -------------     -------------      -------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                     -                 -                 -                  -                 -
   Investments                               (95,723)         (129,318)          (53,448)        (4,678,331)      (16,642,657)
Net change in unrealized
   depreciation on investments              (694,696)         (262,608)         (300,447)        (4,700,202)      (16,295,002)
                                       --------------     -------------     -------------      -------------      ------------
NET REALIZED AND UNREALIZED LOSS            (790,419)         (391,926)         (353,895)        (9,378,533)      (32,937,659)
                                       --------------     -------------     -------------      -------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $ (887,483)       $ (411,726)       $ (385,235)       $(9,837,932)      $(34,474,938)
----------------------------------     ==============     =============     =============      =============      ============

(a)  Inception date October 29, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                                                Salomon
                                                                             Salomon          Brothers/JNL
                                         S&P/JNL             S&P/JNL         Brothers/      U.S. Government    T. Rowe Price/
                                         Moderate        Very Aggressive    JNL Global         & Quality       JNL Established
                                    Growth Portfolio I Growth Portfolio I  Bond Portfolio    Bond Portfolio    Growth Portfolio
                                      ---------------    ---------------    ------------     -------------       ------------
INVESTMENT INCOME
   Dividends                           $  4,156,126      $     35,912       $ 3,770,068      $  8,664,054        $   256,573
                                      ---------------    ---------------    ------------     -------------       ------------

EXPENSES
   Insurance charges (Note 5)             4,349,912           684,142           869,506         2,844,326          3,730,110
                                      ---------------    ---------------    ------------     -------------       ------------
TOTAL EXPENSES                            4,349,912           684,142           869,506         2,844,326          3,730,110
                                      ---------------    ---------------    ------------     -------------       ------------
NET INVESTMENT INCOME (LOSS)               (193,786)         (648,230)        2,900,562         5,819,728         (3,473,537)
                                      ---------------    ---------------    ------------     -------------       ------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                    -                 -                 -         2,774,445                  -
   Investments                          (15,140,839)       (6,769,978)        1,350,096         4,223,018        (10,996,747)
Net change in unrealized
   depreciation on investments          (31,774,467)       (6,615,574)         (147,423)        5,895,686        (65,234,434)
                                      ---------------    ---------------    ------------     -------------       ------------
NET REALIZED AND UNREALIZED LOSS        (46,915,306)      (13,385,552)        1,202,673        12,893,149        (76,231,181)
                                      ---------------    ---------------    ------------     -------------       ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(47,109,092)     $(14,033,782)      $ 4,103,235      $ 18,712,877        $(79,704,718)
                                      ===============    ===============    ============     =============       ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio
                                     ---------------    -------------

INVESTMENT INCOME
   Dividends                          $          -      $      5,247
                                     --------------     -------------

EXPENSES
   Insurance charges (Note 5)            3,420,148         1,221,907
                                     --------------     -------------
TOTAL EXPENSES                           3,420,148         1,221,907
                                     --------------     -------------
NET INVESTMENT INCOME (LOSS)            (3,420,148)       (1,216,660)
                                     --------------     -------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                    -           173,455
   Investments                            1,994,292        (4,670,442)
Net change in unrealized
   depreciation on investments          (66,313,469)      (13,703,669)
                                      --------------     -------------
NET REALIZED AND UNREALIZED LOSS        (64,319,177)      (18,200,656)
                                      --------------     -------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(67,739,325)     $(19,417,316)
                                      ==============     =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002



                                                AIM/           AIM/JNL             AIM/                               Alliance
                                           JNL Large Cap    Premier Equity     JNL Small Cap       Alger/JNL         Capital/JNL
                                          Growth Portfolio   II Portfolio    Growth Portfolio   Growth Portfolio   Growth Portfolio
                                           --------------   --------------    --------------     ------------      --------------
OPERATIONS
   Net investment loss                      $   (49,673)     $    (52,438)      $  (109,067)     $ (2,877,745)     $   (393,501)
   Net realized loss on investments            (291,643)         (390,264)         (723,417)      (23,935,492)       (6,421,283)
   Net change in unrealized appreciation
      (depreciation) on investments            (654,360)         (879,579)       (1,746,405)      (61,941,847)       (4,462,214)
                                           --------------   --------------    --------------     ------------      --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (995,676)       (1,322,281)       (2,578,889)      (88,755,084)      (11,276,998)
                                           --------------   --------------    --------------     ------------      --------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            4,608,521         2,759,643         5,812,537         7,913,592         8,953,922
   Value of units redeemed                     (380,500)         (485,270)         (644,783)      (21,108,306)       (1,797,838)
   Transfers between portfolios               2,842,577         3,010,381         7,706,064       (41,038,884)       (1,839,554)
   Policyholder charges                         (10,249)           (9,969)          (26,394)         (763,674)          (63,025)
                                           --------------   --------------    --------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                      7,060,349         5,274,785        12,847,424       (54,997,272)        5,253,505
                                           --------------   --------------    --------------     ------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS         6,064,673         3,952,504        10,268,535      (143,752,356)       (6,023,493)

NET ASSETS BEGINNING OF PERIOD                  456,986           820,732         1,812,266       287,298,391        31,784,321
                                           --------------   --------------    --------------     ------------      --------------

NET ASSETS END OF PERIOD                    $ 6,521,659      $  4,773,236       $12,080,801     $ 143,546,035      $ 25,760,828
----------------------------------         ==============   ==============    ==============     ============      ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           41,828            74,677           156,855        14,810,448         4,722,610

      Units Issued                            1,148,746           853,133         1,878,974         1,649,776         3,713,435
      Units Redeemed                           (378,173)         (314,209)         (577,172)       (5,193,485)       (3,325,357)
                                           --------------   --------------    --------------     ------------      --------------

Units Outstanding at December 31, 2002          812,401           613,601         1,458,657        11,266,739         5,110,688
                                           ==============   ==============    ==============     ============      ==============



                                                             Eagle/JNL         First Trust/JNL    First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core     SmallCap          Communications        Energy        Financial Sector
                                         Equity Portfolio  Equity Portfolio   Sector Portfolio   Sector Portfolio     Portfolio
                                          --------------    -------------      -------------      -------------      ------------
OPERATIONS
   Net investment loss                    $   (442,491)     $(1,069,100)         $ (102,739)        $ (112,583)       $ (232,123)
   Net realized loss on investments         (3,115,563)      (4,938,041)         (4,715,022)          (457,665)         (324,365)
   Net change in unrealized appreciation
      (depreciation) on investments        (12,792,317)     (16,802,459)           (357,029)            94,329        (2,281,904)
                                          --------------    -------------       -------------      -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                         (16,350,371)     (22,809,600)         (5,174,790)          (475,919)       (2,838,392)
                                          --------------    -------------       -------------      -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           8,244,424        8,174,339           1,021,513          1,124,213         2,753,005
   Value of units redeemed                  (5,861,101)      (6,577,066)           (427,907)          (495,333)         (810,124)
   Transfers between portfolios             (3,656,042)      (3,069,501)            263,195           (190,571)         (790,116)
   Policyholder charges                       (194,840)        (236,076)            (32,766)           (25,951)          (45,548)
                                          --------------    -------------       -------------      -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               (1,467,559)      (1,708,304)            824,035            412,358         1,107,217
                                          --------------    -------------       -------------      -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS      (17,817,930)     (24,517,904)         (4,350,755)           (63,561)       (1,731,175)

NET ASSETS BEGINNING OF PERIOD              73,383,989       84,569,133          10,464,089          7,468,649        15,910,607
                                          --------------    -------------       -------------      -------------      ------------

NET ASSETS END OF PERIOD                  $ 55,566,059      $ 60,051,229         $ 6,113,334        $ 7,405,088       $ 14,179,432
----------------------------------        ==============    =============       =============      =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       4,352,573         5,502,301           1,858,804            699,588         1,633,155

      Units Issued                           1,295,988         5,620,112           1,003,550            352,921           653,297
      Units Redeemed                        (1,435,031)       (6,002,012)           (853,231)          (321,903)         (567,964)
                                          --------------    -------------       -------------      -------------      ------------

Units Outstanding at December 31, 2002       4,213,530         5,120,401           2,009,123            730,606         1,718,488
                                          ==============    =============       =============      =============      ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                             First Trust/JNL
                                          First Trust/JNL  First Trust/JNL   Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                           Global Target    Leading Brands      Healthcare       Target 25       Target Small-Cap
                                           15 Portfolio    Sector Portfolio  Sector Portfolio     Portfolio          Portfolio
                                          --------------   -------------      -------------     -------------     ------------
OPERATIONS
   Net investment loss                       $ (232,869)     $ (132,076)        $ (299,908)       $ (275,838)      $ (329,611)
   Net realized loss on investments            (230,421)        (56,056)        (1,240,496)         (366,208)        (514,622)
   Net change in unrealized appreciation
      (depreciation) on investments          (2,655,375)       (614,164)        (7,127,272)       (2,613,015)      (3,715,099)
                                          --------------   -------------      -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (3,118,665)       (802,296)        (8,667,676)       (3,255,061)      (4,559,332)
                                          --------------   -------------      -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           21,165,084       2,136,915          3,823,606        25,381,458       23,125,007
   Value of units redeemed                     (688,102)       (457,913)        (1,189,155)         (811,493)      (1,043,736)
   Transfers between portfolios               5,111,016         603,847           (107,146)        7,805,949        6,660,130
   Policyholder charges                         (26,037)        (24,687)           (69,969)          (32,720)         (40,400)
                                          --------------   -------------      -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                25,561,961       2,258,162          2,457,336        32,343,194       28,701,001
                                          --------------   -------------      -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        22,443,296       1,455,866         (6,210,340)       29,088,133       24,141,669

NET ASSETS BEGINNING OF PERIOD                8,075,038       8,008,728         24,492,240         8,406,226       14,444,557
                                          --------------   -------------      -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $ 30,518,334     $ 9,464,594       $ 18,281,900      $ 37,494,359      $38,586,226
----------------------------------        ==============   =============      =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001          959,790         878,927          2,012,886            955,506       1,042,764

      Units Issued                            3,901,216         492,532            816,507          4,813,803       2,979,553
      Units Redeemed                           (571,859)       (253,507)          (624,468)         (848,037)        (594,487)
                                          --------------   -------------      -------------     -------------     ------------

Units Outstanding at December 31, 2002        4,289,147       1,117,952          2,204,925         4,921,272        3,427,830
                                          ==============   =============      =============     =============     ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                          First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL     Janus/JNL
                                           Technology        The Dow Target    The Dow Target    The S&P Target     Aggressive
                                         Sector Portfolio     10 Portfolio      5 Portfolio       10 Portfolio    Growth Portfolio
                                          --------------     -------------     -------------      -------------     ------------
OPERATIONS
   Net investment loss                       $ (239,316)       $ (784,739)      $  (115,716)      $   (408,060)     $ (3,274,638)
   Net realized loss on investments          (5,324,602)       (1,632,975)         (377,688)        (1,117,703)      (64,115,763)
   Net change in unrealized appreciation
      (depreciation) on investments          (3,289,757)       (4,873,956)         (843,291)        (5,441,660)      (27,297,694)
                                          --------------     -------------     -------------      -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (8,853,675)       (7,291,670)       (1,336,695)        (6,967,423)      (94,688,095)
                                          --------------     -------------     -------------      -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            3,261,648        34,214,013         2,145,465         24,578,954         6,778,661
   Value of units redeemed                     (836,483)       (3,851,122)         (454,649)        (1,479,776)      (22,057,072)
   Transfers between portfolios                 948,713        20,977,204           798,671          4,971,158       (55,061,698)
   Policyholder charges                         (62,209)         (149,689)          (16,414)           (60,236)         (892,999)
                                          --------------     -------------     -------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                 3,311,669        51,190,406         2,473,073         28,010,100       (71,233,108)
                                          --------------     -------------     -------------      -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        (5,542,006)       43,898,736         1,136,378         21,042,677      (165,921,203)

NET ASSETS BEGINNING OF PERIOD               20,046,363        36,897,383         6,910,390         20,183,865       334,492,587
                                          --------------     -------------     -------------      -------------     ------------

NET ASSETS END OF PERIOD                   $ 14,504,357      $ 80,796,119       $ 8,046,768       $ 41,226,542      $168,571,384
----------------------------------        ==============     =============     =============      =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        3,068,262         4,279,725           949,153          2,224,782        15,788,105

      Units Issued                            1,544,429         8,712,576           648,428          4,528,879         2,208,887
      Units Redeemed                         (1,042,635)       (2,430,535)         (332,623)        (1,114,404)       (6,540,676)
                                          --------------     -------------     -------------      -------------     ------------

Units Outstanding at December 31, 2002        3,570,056        10,561,766         1,264,958          5,639,257        11,456,316
                                          ==============     =============     =============      =============     ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                                                    JPMorgan/JNL      JPMorgan/JNL
                                            Janus/JNL         Janus/JNL          Janus/JNL           Enhanced        International
                                            Balanced           Capital            Global           S&P 500 Stock         Value
                                            Portfolio      Growth Portfolio   Equities Portfolio  Index Portfolio(b)  Portfolio(b)
                                          --------------     -------------     -------------       -------------     ------------

OPERATIONS
   Net investment loss                     $    502,398      $ (2,343,407)     $ (1,743,591)        $   (33,534)      $    8,540
   Net realized loss on investments          (1,524,309)     (141,217,124)      (32,535,630)            (80,101)           2,723
   Net change in unrealized appreciation
      (depreciation) on investments          (4,046,717)       76,268,393       (48,789,449)           (420,164)          (7,005)
                                          --------------     -------------     -------------       -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (5,068,628)      (67,292,138)      (83,068,670)           (533,799)           4,258
                                          --------------     -------------     -------------       -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            9,147,124         4,464,727         1,970,522           4,428,504          108,158
   Value of units redeemed                   (6,075,605)      (15,786,803)      (22,385,525)            (54,062)          (1,439)
   Transfers between portfolios               4,590,574       (38,301,963)      (51,934,760)          3,098,643          327,182
   Policyholder charges                        (226,102)         (681,369)         (791,010)               (156)              (7)
                                          --------------     -------------     -------------       -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                 7,435,991       (50,305,408)      (73,140,773)          7,472,929          433,894
                                          --------------     -------------     -------------       -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS         2,367,363      (117,597,546)     (156,209,443)          6,939,130          438,152

NET ASSETS BEGINNING OF PERIOD               55,449,814       239,280,138       330,637,503                   -                -
                                          --------------     -------------     -------------       -------------     ------------

NET ASSETS END OF PERIOD                   $ 57,817,177      $121,682,592      $174,428,060         $ 6,939,130       $  438,152
----------------------------------        ==============     =============     =============       =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001      6,024,474          15,905,057        16,824,375                   -                -

      Units Issued                          2,955,259          14,088,598           351,319           1,376,810           65,764
      Units Redeemed                       (2,156,736)        (18,434,899)       (4,826,315)           (268,631)          (9,299)
                                        --------------       -------------     -------------       -------------     ------------

Units Outstanding at December 31, 2002      6,822,997          11,558,756        12,349,379           1,108,179           56,465
                                        ==============       =============     =============       =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                                             Mellon Capital     Mellon Capital     Mellon Capital
                                           Lazard/JNL       Lazard/JNL       Management/JNL     Management/JNL     Management/JNL
                                             Mid Cap        Small Cap         Bond Index        International      S&P 400 Mid Cap
                                         Value Portfolio  Value Portfolio    Portfolio (a)   Index Portfolio (a)  Index Portfolio(a)
                                          --------------   -------------     -------------       -------------       ------------
OPERATIONS
   Net investment loss                     $   (184,946)   $   (290,437)     $    335,061         $   147,925        $     5,063
   Net realized loss on investments          (1,568,149)     (2,133,625)           78,192             (67,550)          (207,705)
   Net change in unrealized appreciation
      (depreciation) on investments          (3,339,100)     (4,531,388)            4,489            (690,166)          (725,057)
                                          --------------   -------------     -------------       -------------       ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (5,092,195)     (6,955,450)          417,742            (609,791)          (927,699)
                                          --------------   -------------     -------------       -------------       ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           10,635,693      11,213,192        11,147,916           7,745,437         11,238,793
   Value of units redeemed                   (1,819,615)     (1,943,151)         (138,026)            (57,546)          (130,351)
   Transfers between portfolios              24,178,643      24,716,956         1,021,315           1,505,656          1,364,290
   Policyholder charges                         (67,219)        (64,739)           (3,192)             (1,764)            (3,799)
                                          --------------   -------------     -------------       -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                32,927,502      33,922,258        12,028,013           9,191,783         12,468,933
                                          --------------   -------------     -------------       -------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS        27,835,307      26,966,808        12,445,755           8,581,992         11,541,234

NET ASSETS BEGINNING OF PERIOD                1,209,672       1,847,588                 -                    -                  -
                                          --------------   -------------     -------------       -------------       ------------

NET ASSETS END OF PERIOD                   $ 29,044,979    $ 28,814,396      $ 12,445,755         $ 8,581,992        $ 11,541,234
----------------------------------        ==============   =============     =============       =============       ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001          108,342         161,699                 -                   -                  -

      Units Issued                            3,903,188       4,478,985         1,460,121           1,141,783          1,677,577
      Units Redeemed                         (1,094,940)     (1,549,812)         (291,713)           (139,737)          (336,286)
                                          --------------   -------------     -------------       -------------       ------------

Units Outstanding at December 31, 2002        2,916,590       3,090,872         1,168,408           1,002,046          1,341,291
                                          ==============   =============     =============       =============       ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                           Mellon Capital      Mellon Capital
                                           Management/JNL     Management/JNL   Oppenheimer/JNL                       PIMCO/JNL
                                              S&P 500           Small Cap       Global Growth    Oppenheimer/JNL    Total Return
                                         Index Portfolio(a)  Index Portfolio(a)   Portfolio      Growth Portfolio   Bond Portfolio
                                          --------------       -------------     -------------     -------------     ------------
OPERATIONS
   Net investment loss                     $   (125,307)         $    42,287      $   (237,095)      $   (83,040)     $  (758,975)
   Net realized loss on investments            (385,671)            (153,872)         (411,029)         (689,867)         176,989
   Net change in unrealized appreciation
      (depreciation) on investments          (1,436,149)            (769,266)       (4,095,221)       (1,134,489)       4,928,668
                                          --------------        -------------     -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (1,947,127)            (880,851)       (4,743,345)       (1,907,396)       4,346,682
                                          --------------        -------------     -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           19,992,792            8,581,900        10,890,114         2,965,496       42,599,724
   Value of units redeemed                     (242,749)             (95,737)         (956,282)         (370,091)      (4,580,616)
   Transfers between portfolios               3,750,772            2,029,387        10,575,312         2,036,721       59,385,728
   Policyholder charges                          (5,351)              (2,878)          (30,579)           (9,161)        (106,666)
                                          --------------        -------------     -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                23,495,464           10,512,672        20,478,565         4,622,965       97,298,170
                                          --------------        -------------     -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        21,548,337            9,631,821        15,735,220         2,715,569      101,644,852

NET ASSETS BEGINNING OF PERIOD                        -                    -         8,174,568         3,840,944        8,396,260
                                          --------------        -------------     -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $ 21,548,337          $ 9,631,821      $ 23,909,788       $ 6,556,513      $110,041,112
----------------------------------        ==============        =============     =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                -                    -           888,362           410,888          852,097

      Units Issued                            3,385,139            1,437,656         3,363,237         1,354,849       10,442,382
      Units Redeemed                           (669,361)            (237,633)         (853,369)         (813,114)      (1,704,101)
                                          --------------        -------------     -------------     -------------     ------------

Units Outstanding at December 31, 2002        2,715,778            1,200,023         3,398,230           952,623        9,590,378
                                          ==============        =============     =============     =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                           PPM America/    PPM America/      PPM America/     PPM America/
                                          JNL Balanced    JNL High Yield      JNL Money        JNL Value         Putnam/JNL
                                            Portfolio     Bond Portfolio   Market Portfolio   Portfolio (b)   Equity Portfolio
                                          --------------  -------------     -------------     -------------     ------------
OPERATIONS
   Net investment loss                     $  3,150,171   $  7,638,769      $   (470,967)       $     (938)    $ (2,592,186)
   Net realized loss on investments           6,586,697     (2,862,774)          541,149              (273)     (33,712,540)
   Net change in unrealized appreciation
      (depreciation) on investments         (18,444,991)    (4,321,900)         (541,149)            1,595      (21,605,921)
                                          --------------  -------------     -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (8,708,123)       454,095          (470,967)              384      (57,910,647)
                                          --------------  -------------     -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           22,602,019     11,387,377        63,629,526           175,531        3,635,186
   Value of units redeemed                  (22,112,096)   (13,340,833)      (35,111,788)           (4,870)     (18,499,916)
   Transfers between portfolios              10,369,666     (5,714,929)      (43,648,779)          355,369      (33,106,895)
   Policyholder charges                        (611,886)      (330,198)       (1,339,569)              (96)        (678,381)
                                          --------------  -------------     -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                10,247,703    (7,998,583)      (16,470,610)          525,934       (48,650,006)
                                          --------------  -------------     -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS         1,539,580     (7,544,488)      (16,941,577)          526,318     (106,560,653)

NET ASSETS BEGINNING OF PERIOD              196,863,070    124,814,710       142,100,427                 -      246,485,715
                                          --------------  -------------     -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $198,402,650   $117,270,222      $125,158,850         $ 526,318     $139,925,062
----------------------------------        ==============  =============     =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       12,006,624      9,894,551        11,642,090                 -       15,272,674

      Units Issued                            4,111,720      3,007,767        22,280,580            53,409        1,325,435
      Units Redeemed                         (3,670,208)    (3,692,431)      (23,626,357)           (5,264)      (5,031,901)
                                          --------------  -------------     -------------     -------------     ------------

Units Outstanding at December 31, 2002       12,448,136      9,209,887        10,296,313            48,145       11,566,208
                                          ==============  =============     =============     =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                           Putnam/JNL          Putnam/JNL     Putnam/JNL       S&P/JNL           S&P/JNL
                                           International         Midcap      Value Equity    Aggressive        Conservative
                                         Equity Portfolio   Growth Portfolio  Portfolio    Growth Portfolio I  Growth Portfolio I
                                          --------------      -------------  -------------    -------------     ------------
OPERATIONS
   Net investment loss                     $   (368,301)      $   (223,650)  $   (990,851)    $   (283,652)     $   946,727
   Net realized loss on investments         (10,807,928)        (2,912,298)   (10,882,307)      (8,646,154)      (6,063,437)
   Net change in unrealized appreciation
      (depreciation) on investments          (7,027,327)        (2,886,587)   (46,989,970)     (13,258,778)     (15,549,507)
                                          --------------      -------------  -------------    -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (18,203,556)        (6,022,535)   (58,863,128)     (22,188,584)     (20,666,217)
                                          --------------      -------------  -------------    -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            7,414,595          2,897,680      9,050,352       22,348,577       57,031,096
   Value of units redeemed                   (7,482,661)        (1,507,531)   (22,639,916)      (5,678,124)     (17,095,700)
   Transfers between portfolios              (2,552,741)          (296,757)   (24,643,748)      (4,997,022)      17,596,473
   Policyholder charges                        (203,243)           (56,688)      (723,583)        (294,795)        (446,959)
                                          --------------      -------------  -------------    -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                (2,824,050)         1,036,704    (38,956,895)      11,378,636       57,084,910
                                          --------------      -------------  -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS       (21,027,606)        (4,985,831)   (97,820,023)     (10,809,948)      36,418,693

NET ASSETS BEGINNING OF PERIOD               87,535,285         18,374,608    286,114,227      103,211,208      181,162,533
                                          --------------      -------------  -------------    -------------     ------------

NET ASSETS END OF PERIOD                   $ 66,507,679       $ 13,388,777   $188,294,204     $ 92,401,260      $217,581,226
----------------------------------        ==============      =============  =============    =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        7,491,852          2,595,175     17,424,974        9,114,048       16,280,656

      Units Issued                            4,403,985          1,529,287      2,321,918        3,726,337       10,293,785
      Units Redeemed                         (4,626,304)        (1,412,238)    (5,271,779)      (2,700,685)      (4,851,016)
                                          --------------      -------------  -------------    -------------     ------------

Units Outstanding at December 31, 2002        7,269,533          2,712,224     14,475,113       10,139,700       21,723,425
                                          ==============      =============  =============    =============     ============

(a)  Inception date October 29, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                            S&P/JNL Core   S&P/JNL Core      S&P/JNL Core       S&P/JNL Equity
                                             Index 100       Index 50          Index 75          Aggressive        S&P/JNL Equity
                                           Portfolio (a)   Portfolio (a)     Portfolio (a)    Growth Portfolio I Growth Portfolio I
                                          --------------   -------------     -------------       -------------      ------------
OPERATIONS
   Net investment loss                     $    (97,064)    $   (19,800)      $   (31,340)       $   (459,399)      $(1,537,279)
   Net realized loss on investments             (95,723)       (129,318)          (53,448)         (4,678,331)      (16,642,657)
   Net change in unrealized appreciation
      (depreciation) on investments            (694,696)       (262,608)         (300,447)         (4,700,202)      (16,295,002)
                                          --------------   -------------     -------------       -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (887,483)       (411,726)         (385,235)         (9,837,932)      (34,474,938)
                                          --------------   -------------     -------------       -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           13,185,943       2,599,602         4,231,659           6,491,014        16,586,013
   Value of units redeemed                     (132,019)        (18,377)         (106,301)         (2,139,348)       (8,709,603)
   Transfers between portfolios               2,009,270        (201,816)          723,720          (4,101,662)      (13,253,727)
   Policyholder charges                          (4,063)            (25)           (4,098)           (119,999)         (366,934)
                                          --------------   -------------     -------------       -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                15,059,131       2,379,384         4,844,980             130,005        (5,744,251)
                                          --------------   -------------     -------------       -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS        14,171,648       1,967,658         4,459,745          (9,707,927)      (40,219,189)

NET ASSETS BEGINNING OF PERIOD                        -               -                 -          39,809,007       139,585,635
                                          --------------   -------------     -------------       -------------      ------------

NET ASSETS END OF PERIOD                   $ 14,171,648     $ 1,967,658       $ 4,459,745        $ 30,101,080       $ 99,366,446
----------------------------------        ==============   =============     =============       =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                -               -                 -           3,673,207        13,111,901

      Units Issued                            2,071,435         393,435           644,396           1,087,338         3,512,698
      Units Redeemed                           (416,905)       (139,145)          (97,969)         (1,086,662)       (4,265,745)
                                          --------------   -------------     -------------       -------------      ------------

Units Outstanding at December 31, 2002        1,654,530         254,290           546,427           3,673,883        12,358,854
                                          ==============   =============     =============       =============      ============

(a)  Inception date October 29, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                                                                     Salomon
                                                                                 Salomon           Brothers/JNL
                                             S&P/JNL             S&P/JNL         Brothers/       U.S. Government   T. Rowe Price/
                                             Moderate        Very Aggressive    JNL Global          & Quality      JNL Established
                                       Growth Portfolio I  Growth Portfolio I  Bond Portfolio     Bond Portfolio   Growth Portfolio
                                          --------------      -------------    -------------       -------------     ------------

OPERATIONS
   Net investment loss                     $   (193,786)      $   (648,230)    $  2,900,562        $  5,819,728      $ (3,473,537)
   Net realized loss on investments         (15,140,839)        (6,769,978)       1,350,096           6,997,463       (10,996,747)
   Net change in unrealized appreciation
      (depreciation) on investments         (31,774,467)        (6,615,574)        (147,423)          5,895,686       (65,234,434)
                                          --------------      -------------    -------------       -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (47,109,092)       (14,033,782)       4,103,235          18,712,877       (79,704,718)
                                          --------------      -------------    -------------       -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           88,511,688          5,772,011        6,098,401          30,556,976        14,533,152
   Value of units redeemed                  (22,568,167)        (3,151,400)      (6,402,024)        (22,284,153)      (26,248,468)
   Transfers between portfolios              10,817,491         (4,148,412)       2,968,256          58,026,540       (28,936,398)
   Policyholder charges                        (738,849)          (184,954)        (170,174)           (608,316)         (859,095)
                                          --------------      -------------    -------------       -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                76,022,163         (1,712,755)       2,494,459          65,691,047       (41,510,809)
                                          --------------      -------------    -------------       -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        28,913,071        (15,746,537)       6,597,694          84,403,924      (121,215,527)

NET ASSETS BEGINNING OF PERIOD              287,776,258         56,799,613       58,712,417         169,920,213       335,280,851
                                          --------------      -------------    -------------       -------------     ------------

NET ASSETS END OF PERIOD                   $316,689,329       $ 41,053,076     $ 65,310,111        $254,324,137      $214,065,324
----------------------------------        ==============      =============    =============       =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       25,408,121          5,032,066        4,061,701          12,725,492        15,958,653

      Units Issued                           15,246,707          1,098,764        1,314,747           9,678,893         3,069,787
      Units Redeemed                         (8,183,674)        (1,326,570)      (1,150,421)         (5,117,576)       (5,609,789)
                                          --------------      -------------    -------------       -------------     ------------

Units Outstanding at December 31, 2002       32,471,154          4,804,260        4,226,027          17,286,809        13,418,651
                                          ==============      =============    =============       =============     ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                              T. Rowe Price/        T. Rowe
                                               JNL Mid-Cap         Price/JNL
                                             Growth Portfolio   Value Portfolio
                                              --------------     -------------
OPERATIONS
   Net investment loss                         $ (3,420,148)     $ (1,216,660)
   Net realized loss on investments               1,994,292        (4,496,987)
   Net change in unrealized appreciation
      (depreciation) on investments             (66,313,469)      (13,703,669)
                                              --------------     -------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                              (67,739,325)      (19,417,316)
                                              --------------     -------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units               13,250,894        22,391,324
   Value of units redeemed                      (24,329,558)       (6,457,235)
   Transfers between portfolios                 (29,709,041)        6,398,341
   Policyholder charges                            (757,660)         (207,616)
                                              --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                   (41,545,365)       22,124,814
                                              --------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS          (109,284,690)        2,707,498

NET ASSETS BEGINNING OF PERIOD                  306,109,172        82,423,521
                                              --------------     -------------

NET ASSETS END OF PERIOD                       $196,824,482      $ 85,131,019
----------------------------------            ==============     =============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           13,895,878         7,358,673

      Units Issued                                2,849,976         5,528,523
      Units Redeemed                             (5,215,108)       (3,587,505)
                                              --------------      -------------

Units Outstanding at December 31, 2002           11,530,746         9,299,691
                                              ==============      =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                               AIM/               AIM/JNL            AIM/                              Alliance
                                          JNL Large Cap       Premier Equity     JNL Small Cap        Alger/JNL       Capital/JNL
                                         Growth Portfolio(a)  II Portfolio(a)  Growth Portfolio(a) Growth Portfolio Growth Portfolio
                                         --------------        -------------      -------------      -------------     ------------
OPERATIONS
   Net investment loss                    $       (502)        $     (1,126)      $     (1,857)      $ (4,448,404)     $  (329,292)
   Net realized loss on investments                  5                  455              3,518         (2,253,614)      (3,366,321)
   Net change in unrealized appreciation
      (depreciation) on investments              3,236               29,943             74,592        (42,923,954)      (1,565,392)
                                         --------------        -------------      -------------      -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                               2,739               29,272             76,253        (49,625,972)      (5,261,005)
                                         --------------        -------------      -------------      -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units             318,823              141,047            255,366         14,610,412        7,691,706
   Value of units redeemed                        (160)                (547)            (7,802)       (22,343,660)      (1,316,209)
   Transfers between portfolios                135,590              650,977           1,488,758        (15,489,477)      12,930,487
   Policyholder charges                             (6)                 (17)              (309)          (680,050)         (42,921)
                                         --------------        -------------      -------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                  454,247              791,460          1,736,013        (23,902,775)      19,263,063
                                         --------------        -------------      -------------      -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS          456,986              820,732          1,812,266        (73,528,747)      14,002,058

NET ASSETS BEGINNING OF PERIOD                       -                   -                   -        360,827,138        17,782,263
                                         --------------        -------------      -------------      -------------      ------------

NET ASSETS END OF PERIOD                  $    456,986          $   820,732        $ 1,812,266       $287,298,391       $ 31,784,321
----------------------------------       ==============        =============      =============      =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               -                    -                  -         16,136,216         2,233,453

      Units Issued                              41,843               75,774            169,427          3,066,171         4,291,617
      Units Redeemed                               (15)              (1,097)           (12,572)        (4,391,939)       (1,802,460)
                                         --------------        -------------      -------------      -------------      ------------

Units Outstanding at December 31, 2002          41,828               74,677            156,855         14,810,448         4,722,610
                                         ==============        =============      =============      =============      ============

(a)  Inception date October 29, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                 Eagle/JNL      First Trust/JNL   First Trust/JNL    First Trust/JNL
                                          Eagle/JNL Core          SmallCap       Communications       Energy        Financial Sector
                                         Equity Portfolio     Equity Portfolio  Sector Portfolio  Sector Portfolio      Portfolio
                                          --------------       -------------     -------------     -------------      ------------
OPERATIONS
   Net investment loss                     $   (689,500)       $ (1,090,561)     $   (151,706)      $   (87,334)      $  (179,117)
   Net realized loss on investments             778,777             171,427        (2,038,985)          (46,110)           67,139
   Net change in unrealized appreciation
      (depreciation) on investments         (10,010,660)          6,921,575        (5,127,898)       (1,811,456)       (1,456,586)
                                          --------------       -------------     -------------     -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (9,921,383)          6,002,441        (7,318,589)       (1,944,900)       (1,568,564)
                                          --------------       -------------     -------------     -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            5,083,888           7,111,289         3,394,966         3,574,381         6,118,264
   Value of units redeemed                   (5,927,455)         (5,810,190)         (381,521)         (251,400)         (424,957)
   Transfers between portfolios              (2,102,246)          9,783,905         2,293,708           874,654           522,823
   Policyholder charges                        (178,868)           (181,917)          (22,709)          (11,277)          (16,956)
                                          --------------       -------------     -------------     -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                (3,124,681)         10,903,087         5,284,444         4,186,358         6,199,174
                                          --------------       -------------     -------------     -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS       (13,046,064)         16,905,528        (2,034,145)        2,241,458         4,630,610

NET ASSETS BEGINNING OF PERIOD               86,430,053          67,663,605        12,498,234         5,227,191        11,279,997
                                          --------------       -------------     -------------     -------------      ------------

NET ASSETS END OF PERIOD                   $ 73,383,989        $ 84,569,133      $ 10,464,089       $ 7,468,649       $15,910,607
----------------------------------        ==============       =============     =============     =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        4,549,021           4,810,070         1,158,100           357,749         1,008,606

      Units Issued                            1,558,772           2,556,071         1,058,729           593,752         1,064,324
      Units Redeemed                         (1,755,220)         (1,863,840)         (358,025)         (251,913)         (439,775)
                                          --------------       -------------     -------------     -------------      ------------

Units Outstanding at December 31, 2002        4,352,573           5,502,301         1,858,804           699,588         1,633,155
                                          ==============       =============     =============     =============      ============

(a)  Inception date October 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                               First Trust/JNL
                                         First Trust/JNL  First Trust/JNL     Pharmaceutical/  First Trust/JNL  First Trust/JNL
                                          Global Target    Leading Brands       Healthcare       Target 25      Target Small-Cap
                                          15 Portfolio    Sector Portfolio   Sector Portfolio     Portfolio         Portfolio
                                         --------------     -------------      -------------    -------------     ------------
OPERATIONS
   Net investment loss                     $   (79,573)      $   (76,195)      $   (276,649)    $    (70,338)     $  (128,617)
   Net realized loss on investments             60,097           (14,472)           368,285           34,604           74,797
   Net change in unrealized appreciation
      (depreciation) on investments             (9,397)         (228,632)        (1,551,041)         607,054          (29,784)
                                         --------------     -------------      -------------    -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (28,873)         (319,299)        (1,459,405)         571,320          (83,604)
                                         --------------     -------------      -------------    -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           2,605,700         2,989,564          8,268,395        2,955,347        5,143,393
   Value of units redeemed                    (227,786)         (192,682)          (601,498)        (136,127)        (265,557)
   Transfers between portfolios                695,451         1,238,407            854,164        1,449,537        1,936,585
   Policyholder charges                         (8,134)           (8,983)           (31,050)          (2,899)         (14,512)
                                         --------------     -------------      -------------    -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                3,065,231         4,026,306          8,490,011        4,265,858        6,799,909
                                         --------------     -------------      -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        3,036,358         3,707,007          7,030,606        4,837,178        6,716,305

NET ASSETS BEGINNING OF PERIOD               5,038,680         4,301,721         17,461,634        3,569,048        7,728,252
                                         --------------     -------------      -------------    -------------     ------------

NET ASSETS END OF PERIOD                   $ 8,075,038       $ 8,008,728       $ 24,492,240      $ 8,406,226      $14,444,557
----------------------------------       ==============     =============      =============    =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001         588,686           426,052          1,311,066          458,998          521,580

      Units Issued                             582,028           600,694          1,141,253          650,205          653,564
      Units Redeemed                          (210,924)         (147,819)          (439,433)        (153,697)        (132,380)
                                         --------------     -------------      -------------    -------------     ------------

Units Outstanding at December 31, 2002         959,790           878,927          2,012,886          955,506        1,042,764
                                         ==============     =============      =============    =============     ============


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                          First Trust/JNL  First Trust/JNL     First Trust/JNL     First Trust/JNL     Janus/JNL
                                           Technology      The Dow Target      The Dow Target      The S&P Target     Aggressive
                                         Sector Portfolio   10 Portfolio        5 Portfolio         10 Portfolio    Growth Portfolio
                                         --------------     -------------      -------------        -------------    -------------
OPERATIONS
   Net investment loss                    $   (241,351)     $   (382,077)       $   (77,917)        $   (261,325)    $  (5,516,034)
   Net realized loss on investments         (2,906,489)          249,808            (39,213)              15,101       (20,606,099)
   Net change in unrealized appreciation
      (depreciation) on investments         (6,922,168)       (1,215,462)          (174,101)          (4,632,075)     (140,990,870)
                                         --------------     -------------      -------------        -------------    -------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                         (10,070,008)       (1,347,731)          (291,231)          (4,878,299)     (167,113,003)
                                         --------------     -------------      -------------        -------------    -------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           6,814,264         7,797,901          2,091,282            6,510,756        17,204,478
   Value of units redeemed                    (503,633)       (1,909,859)          (202,944)            (743,998)      (28,212,362)
   Transfers between portfolios              3,761,389        11,350,059            282,365              357,286       (28,364,660)
   Policyholder charges                        (32,672)          (56,062)            (9,558)             (28,542)         (978,768)
                                         --------------     -------------      -------------        -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               10,039,348        17,182,039          2,161,145            6,095,502       (40,351,312)
                                         --------------     -------------      -------------        -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS          (30,660)       15,834,308          1,869,914            1,217,203      (207,464,315)

NET ASSETS BEGINNING OF PERIOD              20,077,023        21,063,075          5,040,476           18,966,662       541,956,902
                                         --------------     -------------      -------------        -------------    -------------

NET ASSETS END OF PERIOD                  $ 20,046,363      $ 36,897,383        $ 6,910,390         $ 20,183,865     $ 334,492,587
----------------------------------       ==============     =============      =============        =============    =============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       1,683,181         2,340,312            663,267            1,617,989        17,580,395

      Units Issued                           1,850,101         3,151,622            519,882            1,107,419         3,451,822
      Units Redeemed                          (465,020)       (1,212,209)          (233,996)            (500,626)       (5,244,112)
                                         --------------     -------------      -------------        -------------    -------------

Units Outstanding at December 31, 2002       3,068,262         4,279,725            949,153            2,224,782        15,788,105
                                         ==============     =============      =============        =============    =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                           Janus/JNL       Janus/JNL          Janus/JNL          Lazard/JNL          Lazard/JNL
                                           Balanced         Capital            Global              Mid Cap            Small Cap
                                           Portfolio    Growth Portfolio  Equities Portfolio  Value Portfolio(a)  Value Portfolio(a)
                                         --------------  -------------      -------------       -------------       ------------
OPERATIONS
   Net investment loss                    $    622,574    $(4,259,698)      $    227,934         $     4,072        $       (227)
   Net realized loss on investments           (494,582)   (52,638,773)        (6,973,579)            116,409             125,360
   Net change in unrealized appreciation
      (depreciation) on investments         (2,330,136)  (124,290,871)      (118,839,639)            (69,435)              7,325
                                         --------------  -------------      -------------       -------------        ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (2,202,144)  (181,189,342)      (125,585,284)             51,046             132,458
                                         --------------  -------------      -------------       -------------        ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          11,781,850     15,368,842          4,050,150             188,556             135,367
   Value of units redeemed                  (3,954,533)   (23,253,077)       (26,765,997)             (3,616)             (3,173)
   Transfers between portfolios             25,977,191    (15,745,967)       (47,845,264)            973,728           1,583,013
   Policyholder charges                       (116,355)      (816,185)          (812,872)                (42)                (77)
                                         --------------  -------------      -------------       -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               33,688,153    (24,446,387)       (71,373,983)          1,158,626           1,715,130
                                         --------------  -------------      -------------       -------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS       31,486,009   (205,635,729)      (196,959,267)          1,209,672           1,847,588

NET ASSETS BEGINNING OF PERIOD              23,963,805    444,915,867        527,596,770                  -                   -
                                         --------------  -------------      -------------       -------------        ------------

NET ASSETS END OF PERIOD                  $ 55,449,814   $239,280,138       $330,637,503         $ 1,209,672         $ 1,847,588
----------------------------------       ==============  =============      =============       =============        ============

(1) CONTRACT UNIT TRANSACTIONS               2,453,090     17,431,473         20,248,887                   -                   -
Units Outstanding at December 31, 2001
                                             4,614,455      4,371,974          1,351,820             116,103             257,349
      Units Issued                          (1,043,071)    (5,898,390)        (4,776,332)             (7,761)            (95,650)
      Units Redeemed                     --------------  -------------      -------------       -------------        ------------

                                             6,024,474     15,905,057         16,824,375             108,342             161,699
Units Outstanding at December 31, 2002   ==============  =============      =============       =============        ============

(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                        Oppenheimer/JNL                         PIMCO/JNL        PPM America/    PPM America/
                                         Global Growth     Oppenheimer/JNL      Total Return      JNL Balanced  JNL High Yield
                                         Portfolio (a)   Growth Portfolio(a)  Bond Portfolio(b)    Portfolio    Bond Portfolio
                                        --------------     -------------        -------------    -------------   ------------
OPERATIONS
   Net investment loss                    $    (31,488)     $    (10,008)        $    188,487    $   3,468,457    $ 9,127,380
   Net realized loss on investments            (20,552)           (5,064)             243,745        6,659,053        673,887
   Net change in unrealized appreciation
      (depreciation) on investments            252,548            76,550             (531,700)       4,009,478     (5,444,179)
                                        --------------     -------------        -------------    -------------   ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            200,508            61,478              (99,468)      14,136,988      4,357,088
                                        --------------     -------------        -------------    -------------   ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          3,083,973         1,361,004              683,499       10,166,174      7,550,105
   Value of units redeemed                   (119,813)          (40,647)             (85,129)     (16,113,497)   (11,971,947)
   Transfers between portfolios             5,014,258         2,460,428            7,897,570       38,082,985     14,723,116
   Policyholder charges                        (4,358)           (1,319)                (212)        (401,648)      (323,670)
                                        --------------     -------------        -------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               7,974,060         3,779,466            8,495,728       31,734,014      9,977,604
                                        --------------     -------------        -------------    -------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS       8,174,568         3,840,944            8,396,260       45,871,002     14,334,692

NET ASSETS BEGINNING OF PERIOD                      -                 -                    -      150,992,068    110,480,018
                                        --------------     -------------        -------------    -------------   ------------

NET ASSETS END OF PERIOD                  $ 8,174,568       $ 3,840,944          $ 8,396,260     $196,863,070    $124,814,710
----------------------------------      ==============     =============        =============    =============   ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               -                 -                    -       10,032,286      9,117,909

      Units Issued                          1,127,755           428,765              860,787        4,312,876      3,688,727
      Units Redeemed                         (239,393)          (17,877)              (8,690)      (2,338,538)    (2,912,085)
                                        --------------     -------------        -------------    -------------   ------------

Units Outstanding at December 31, 2002        888,362           410,888              852,097       12,006,624      9,894,551
                                        ==============     =============        =============    =============   ============


(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                          PPM America/                           Putnam/JNL          Putnam/JNL      Putnam/JNL
                                           JNL Money         Putnam/JNL         International         Midcap        Value Equity
                                        Market Portfolio  Equity Portfolio    Equity Portfolio   Growth Portfolio    Portfolio
                                         --------------    -------------        -------------      -------------    ------------
OPERATIONS
   Net investment loss                     $ 2,712,902      $(4,051,533)          $ (699,105)        $ (210,466)    $ (1,599,508)
   Net realized loss on investments          2,183,264      (12,899,150)          (4,490,377)        (1,467,413)       2,678,419
   Net change in unrealized appreciation
      (depreciation) on investments         (2,183,264)     (78,823,848)         (18,940,126)        (2,935,390)     (27,519,532)
                                         --------------    -------------        -------------      -------------    ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           2,712,902      (95,774,531)         (24,129,608)        (4,613,269)     (26,440,621)
                                         --------------    -------------        -------------      -------------    ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          41,010,877       10,818,819            9,185,542          5,821,978       15,911,441
   Value of units redeemed                 (36,407,995)     (22,535,774)          (6,844,467)          (971,524)     (24,697,220)
   Transfers between portfolios             34,065,940      (11,751,712)             139,857            100,850       (5,034,638)
   Policyholder charges                     (1,314,770)        (738,047)            (180,630)           (18,163)        (676,933)
                                         --------------    -------------        -------------      -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               37,354,052      (24,206,714)           2,300,302          4,933,141      (14,497,350)
                                         --------------    -------------        -------------      -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS       40,066,954     (119,981,245)         (21,829,306)           319,872      (40,937,971)

NET ASSETS BEGINNING OF PERIOD             102,033,473      366,466,960          109,364,591         18,054,736      327,052,198
                                         --------------    -------------        -------------      -------------    ------------

NET ASSETS END OF PERIOD                  $142,100,427     $246,485,715         $ 87,535,285       $ 18,374,608     $286,114,227
----------------------------------       ==============    =============        =============      =============    ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       8,517,299       16,776,830            7,353,097          1,840,603       18,374,087

      Units Issued                          17,798,466        2,369,850            4,119,019          2,183,530        3,839,810
      Units Redeemed                       (14,673,675)      (3,874,006)          (3,980,264)        (1,428,958)      (4,788,923)
                                         --------------    -------------        -------------      -------------    ------------

Units Outstanding at December 31, 2002      11,642,090       15,272,674            7,491,852          2,595,175       17,424,974
                                         ==============    =============        =============      =============    ============



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                               S&P/JNL              S&P/JNL           S&P/JNL Equity
                                             Aggressive           Conservative          Aggressive        S&P/JNL Equity
                                           Growth Portfolio I   Growth Portfolio I   Growth Portfolio I  Growth Portfolio I
                                           ----------------     ---------------      ---------------     ---------------
OPERATIONS
   Net investment loss                       $   1,832,003       $   3,298,249       $      592,111       $   1,400,209
   Net realized loss on investments              3,383,441           5,176,798            1,678,783           3,220,173
   Net change in unrealized appreciation
      (depreciation) on investments            (17,176,751)        (17,702,781)          (9,158,687)        (28,512,250)
                                           ----------------     ---------------      ---------------     ---------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (11,961,307)         (9,227,734)          (6,887,793)        (23,891,868)
                                           ----------------     ---------------      ---------------     ---------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units              17,389,782          22,695,545            6,223,272          16,007,116
   Value of units redeemed                      (5,211,055)        (11,975,908)          (2,105,550)         (6,869,407)
   Transfers between portfolios                 12,419,696          43,151,991            3,595,430          22,956,766
   Policyholder charges                           (189,765)           (320,642)            (110,046)           (262,020)
                                           ----------------     ---------------      ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                   24,408,658          53,550,986            7,603,106          31,832,455
                                           ----------------     ---------------      ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           12,447,351          44,323,252              715,313           7,940,587

NET ASSETS BEGINNING OF PERIOD                  90,763,857         136,839,281           39,093,694         131,645,048
                                           ----------------     ---------------      ---------------     ---------------

NET ASSETS END OF PERIOD                     $ 103,211,208       $ 181,162,533       $   39,809,007       $ 139,585,635
----------------------------------         ================     ===============      ===============     ===============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           7,064,128          11,548,615            3,066,578          10,443,838

      Units Issued                               3,813,612           7,373,317            1,372,207           5,567,033
      Units Redeemed                            (1,763,692)         (2,641,276)            (765,578)         (2,898,970)
                                           ----------------     ---------------      ---------------     ---------------

Units Outstanding at December 31, 2002           9,114,048          16,280,656            3,673,207          13,111,901
                                           ================     ===============      ===============     ===============



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                    S&P/JNL
                                                    Moderate
                                                Growth Portfolio I
                                                ----------------

OPERATIONS
   Net investment loss                            $   4,448,401
   Net realized loss on investments                   7,625,279
   Net change in unrealized appreciation
      (depreciation) on investments                 (34,302,297)
                                                ----------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                  (22,228,617)
                                                ----------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units                   41,244,486
   Value of units redeemed                          (17,592,531)
   Transfers between portfolios                      68,987,368
   Policyholder charges                                (533,354)
                                                ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                        92,105,969
                                                ----------------

NET INCREASE (DECREASE) IN NET ASSETS                69,877,352

NET ASSETS BEGINNING OF PERIOD                      217,898,906
                                                ----------------

NET ASSETS END OF PERIOD                          $ 287,776,258
----------------------------------              ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               17,565,944

      Units Issued                                   11,516,897
      Units Redeemed                                 (3,674,720)
                                                ----------------

Units Outstanding at December 31, 2002               25,408,121
                                                ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                                 Salomon
                                                                 Salomon       Brothers/JNL
                                               S&P/JNL          Brothers/    U.S. Government     T. Rowe Price/       T. Rowe Price/
                                           Very Aggressive     JNL Global       & Quality       JNL Established        JNL Mid-Cap
                                          Growth Portfolio I  Bond Portfolio  Bond Portfolio    Growth Portfolio    Growth Portfolio
                                            -------------      ------------   --------------     --------------      ---------------
OPERATIONS
   Net investment loss                      $    653,882      $ 2,643,501      $   5,191,848      $  (4,868,869)     $  (4,216,363)
   Net realized loss on investments            2,483,026        2,080,251          5,262,736          6,922,193         16,042,559
   Net change in unrealized appreciation
      (depreciation) on investments          (12,275,381)      (1,698,378)        (4,345,216)       (50,548,739)       (24,411,948)
                                            -------------     ------------     --------------     --------------     --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            (9,138,473)       3,025,374          6,109,368        (48,495,415)       (12,585,752)
                                            -------------     ------------     --------------     --------------     --------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units             6,525,638        3,545,063         14,076,243         15,193,838         13,597,618
   Value of units redeemed                    (3,027,141)      (5,634,671)       (13,559,805)       (27,218,789)       (23,919,005)
   Transfers between portfolios                5,763,571        1,373,303         59,031,388           (106,914)       (13,585,756)
   Policyholder charges                         (147,431)        (138,175)          (370,115)          (782,923)          (669,114)
                                            -------------     ------------     --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                  9,114,637         (854,480)        59,177,711        (12,914,788)       (24,576,257)
                                            -------------     ------------     --------------     --------------     --------------

NET INCREASE (DECREASE) IN NET ASSETS            (23,836)       2,170,894         65,287,079        (61,410,203)       (37,162,009)

NET ASSETS BEGINNING OF PERIOD                56,823,449       56,541,523        104,633,134        396,691,054        343,271,181
                                            -------------     ------------     --------------     --------------     --------------

NET ASSETS END OF PERIOD                    $ 56,799,613      $58,712,417      $ 169,920,213      $ 335,280,851      $ 306,109,172
----------------------------------          =============     ============     ==============     ==============     ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001         4,279,446        4,116,938          8,258,157         16,685,946         15,106,446

      Units Issued                             1,709,459        1,164,456          8,221,505          3,546,919          3,552,295
      Units Redeemed                            (956,839)      (1,219,693)        (3,754,170)        (4,274,212)        (4,762,863)
                                            -------------     ------------     --------------     --------------     --------------

Units Outstanding at December 31, 2002         5,032,066        4,061,701         12,725,492         15,958,653         13,895,878
                                            =============     ============     ==============     ==============     ==============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                T. Rowe
                                               Price/JNL
                                            Value Portfolio
                                           ------------------
OPERATIONS
   Net investment loss                      $       (169,449)
   Net realized loss on investments                 (900,697)
   Net change in unrealized appreciation
      (depreciation) on investments                 (614,338)
                                           ------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                (1,684,484)
                                           ------------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units                12,806,481
   Value of units redeemed                        (4,018,256)
   Transfers between portfolios                   59,850,830
   Policyholder charges                              (97,929)
                                           ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                     68,541,126
                                           ------------------

NET INCREASE (DECREASE) IN NET ASSETS             66,856,642

NET ASSETS BEGINNING OF PERIOD                    15,566,879
                                           ------------------

NET ASSETS END OF PERIOD                    $     82,423,521
----------------------------------         ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001              1,379,388

      Units Issued                                  7,905,824
      Units Redeemed                               (1,926,539)
                                            ------------------

Units Outstanding at December 31, 2002              7,358,673
                                            ==================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains fifty-seven (57) Portfolios, each of which invests in the following mutual funds:

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
---------------------------------------------------------------------------------------------------

AIM/JNL Large Cap Growth Fund                                 PPM America/JNL Balanced Fund
AIM/JNL Small Cap Growth Fund                                 PPM America/JNL High Yield Bond Fund
AIM/JNL Premier Equity II Fund                                PPM America/JNL Money Market Fund
Alger/JNL Growth Fund                                         PPM America/JNL Value Fund
Alliance Capital/JNL Growth Fund                              Putnam/JNL Equity Fund
Eagle/JNL Core Equity Fund                                    Putnam/JNL International Equity Fund
Eagle/JNL SmallCap Equity Fund                                Putnam/JNL Midcap Growth Fund
Janus/JNL Aggressive Growth Fund                              Putnam/JNL Value Equity Fund
Janus/JNL Balanced Fund                                       S&P/JNL Aggressive Growth Fund I
Janus/JNL Capital Growth Fund                                 S&P/JNL Conservative Growth Fund I
Janus/JNL Global Equities Fund                                S&P/JNL Core Index 100 Fund
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                S&P/JNL Core Index 50 Fund
JPMorgan/JNL International Value Fund                         S&P/JNL Core Index 75 Fund
Lazard/JNL Mid Cap Value Fund                                 S&P/JNL Equity Aggressive Fund I
Lazard/JNL Small Cap Value Fund                               S&P/JNL Equity Growth Fund I
Mellon Capital Management/JNL Bond Index Fund                 S&P/JNL Moderate Growth Fund I
Mellon Capital Management/JNL International Index Fund        S&P/JNL Very Aggressive Growth Fund I
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund      Salomon Brothers/JNL Global Bond Fund
Mellon Capital Management/JNL S&P 500 Index Fund              Salomon Brothers/JNL U.S. Government & Quality Bond Fund
Mellon Capital Management/JNL Small Cap Index Fund            T. Rowe Price/JNL Established Growth Fund
Oppenheimer/JNL Global Growth Fund                            T. Rowe Price/JNL Mid-Cap Growth Fund
Oppenheimer/JNL Growth Fund                                   T. Rowe Price/JNL Value Fund
PIMCO/JNL Total Return Bond Fund

---------------------------------------------------------------
                    JNL VARIABLE FUND LLC
---------------------------------------------------------------

First Trust/JNL Communications Sector Fund
First Trust/JNL Energy Sector Fund
First Trust/JNL Financial Sector Fund
First Trust/JNL Global Target 15 Fund
First Trust/JNL Leading Brands Sector Fund
First Trust/JNL Pharmaceutical/Healthcare Sector Fund
First Trust/JNL Target 25 Fund
First Trust/JNL Target Small-Cap Fund
First Trust/JNL Technology Sector Fund
First Trust/JNL The Dow Target 10 Fund
First Trust/JNL The Dow Target 5 Fund
First Trust/JNL The S&P Target 10 Fund


Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the funds and receives a fee for its services from each of the funds.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2002, contract maintenance charges were assessed in the amount of $2,374,563.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2002, transfer fee charges were assessed in the amount of $56,842.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

Surrender or Contingent Deferred Sales Charge
---------------------------------------------

     During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the year ended December 31, 2002, surrender charges were assessed in the amount of $11,053,620.

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges
------------------------

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select this benefit option, Jackson National makes an additional deduction at an annual rate of 0.22% of the average daily net asset value of your allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday. The mortality and expense risk charge is 0.12% lower than in the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit.

     EARNINGS PROTECTION BENEFIT CHARGE. If you select this benefit option, Jackson National will make an additional deduction that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If you select one of the contract enhancement benefits, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of your allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements you select and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a contract enhancement benefit and then make a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select this benefit, on a calendar quarter basis, Jackson National will deduct 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select this benefit, Jackson National will make an additional deduction of 0.35% on an annual basis of the average daily net asset value of your allocations to the portfolios. This charge will increase to 0.55% upon the first election of a "step-up". Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

Optional Benefit Charges (continued)
------------------------------------

     OPTIONAL DEATH BENEFIT CHARGES. If you select one of the three optional death benefits available under your Contract, Jackson National will deduct 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature (on the Perspective II base contract), Jackson National will deduct 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of your allocations to the portfolios.

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

For the year ended December 31, 2002, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------

                                                                   PROCEEDS
                                                   PURCHASES      FROM SALES
                                                   ---------      ----------
AIM/JNL Large Cap Growth                           $10,443,227    $ 3,419,867
AIM/JNL Premier Equity II                            8,079,439      2,838,950
AIM/JNL Small Cap Growth                            18,159,029      5,419,570
Alger/JNL Growth                                    25,410,914     83,285,931
Alliance Capital/JNL Growth                         22,805,724     17,945,720
Eagle/JNL Core Equity                               19,875,516     21,785,566
Eagle/JNL SmallCap Equity                           58,244,124     61,021,528
Janus/JNL Aggressive Growth                         38,736,972    113,244,718
Janus/JNL Balanced                                  27,599,832     19,661,443
Janus/JNL Capital Growth                           148,172,012    200,820,827
Janus/JNL Global Equities                            7,605,735     82,490,099
JPMorgan/JNL Enhanced S&P 500 Stock Index            9,448,657      2,009,262
JPMorgan/JNL International Value                       536,888         94,454
Lazard/JNL Mid Cap Value                            44,030,002     11,226,129
Lazard/JNL Small Cap Value                          49,553,610     15,810,693
Mellon Capital Management/JNL Bond Index            15,453,039      3,065,997


                                                                    PROCEEDS
                                                   PURCHASES       FROM SALES
                                                   ---------       ----------
PPM America/JNL Balanced                            $77,521,291    $61,654,598
PPM America/JNL High Yield Bond                      47,294,052     47,653,866
PPM America/JNL Money Market                        258,768,195    275,709,772
PPM America/JNL Value                                   582,678         57,682
Putnam/JNL Equity                                    18,299,914     69,542,106
Putnam/JNL International Equity                      45,095,051     48,287,402
Putnam/JNL Midcap Growth                              9,193,891      8,380,837
Putnam/JNL Value Equity                              37,664,245     77,611,991
S&P/JNL Aggressive Growth I                          38,987,233     27,892,249
S&P/JNL Conservative Growth I                       110,829,258     52,797,621
S&P/JNL Core Index 100                               19,028,919      4,066,852
S&P/JNL Core Index 50                                 3,575,796      1,216,212
S&P/JNL Core Index 75                                 5,681,029        867,389
S&P/JNL Equity Aggressive I                          10,305,362     10,634,756
S&P/JNL Equity Growth I                              32,561,607     39,843,137
S&P/JNL Moderate Growth I                           163,645,687     87,817,310

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                          JNL SERIES TRUST (CONTINUED)
--------------------------------------------------------------------------------

                                                                             PROCEEDS
                                                              PURCHASES     FROM SALES
                                                              ---------     ----------
Mellon Capital Management/JNL International Index            10,699,480      1,359,772
Mellon Capital Management/JNL S&P 400 Mid Cap Index          15,653,306      3,179,310
Mellon Capital Management/JNL S&P 500 Index                  29,192,489      5,822,332
Mellon Capital Management/JNL Small Cap Index                12,726,782      2,171,823
Oppenheimer/JNL Global Growth                                27,592,866      7,351,396
Oppenheimer/JNL Growth                                       10,884,616      6,344,691
PIMCO/JNL Total Return Bond                                 116,328,339     19,780,678


                                                                             PROCEEDS
                                                             PURCHASES      FROM SALES
                                                              ---------      ----------
S&P/JNL Very Aggressive Growth I                             11,001,057     13,362,042
Salomon Brothers/JNL Global Bond                             23,189,656     17,794,635
Salomon Brothers/JNL U.S. Government & Quality Bond         148,310,966     74,025,746
T. Rowe Price/JNL Established Growth                         56,449,711    101,434,057
T. Rowe Price/JNL Mid-Cap Growth                             55,390,867    100,356,380
T. Rowe Price/JNL Value                                      57,203,369     36,121,760



--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

                                                                      PROCEEDS
                                                      PURCHASES      FROM SALES
                                                      ---------      ----------
First Trust/JNL Communications Sector                $ 3,922,635    $ 3,201,339
First Trust/JNL Energy Sector                          3,781,269      3,481,494
First Trust/JNL Financial Sector                       6,306,206      5,431,112
First Trust/JNL Global Target 15                      29,874,976      4,545,884
First Trust/JNL Leading Brands Sector                  4,471,300      2,345,214
First Trust/JNL Pharmaceutical/Healthcare Sector       8,275,583      6,118,155


                                                                      PROCEEDS
                                                      PURCHASES      FROM SALES
                                                      ---------      ----------
First Trust/JNL Target 25                            $39,127,868    $ 7,060,512
First Trust/JNL Target Small-Cap                      35,768,856      7,397,466
First Trust/JNL Technology Sector                      8,143,307      5,070,954
First Trust/JNL The Dow Target 10                     70,154,645     19,748,978
First Trust/JNL The Dow Target 5                       4,550,680      2,193,323
First Trust/JNL The S&P Target 10                     37,603,860     10,001,820

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                   AIM/                AIM/                AIM/                             Alliance
               JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL       Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio
               --------------      --------------     ---------------   --------------    --------------    --------------
M&E CLASS
   1.150            $ 4,426           $ 3,161           $ 5,695            $ 7,916           $ 5,409           $ 10,125
   1.250                  -                 -               685                663                 -                  -
   1.300              3,482             2,060             3,208              3,288             2,671              5,062
   1.400              1,523               983             2,228              3,493             3,287              4,189
   1.450                558               487             2,356              1,024               744              1,153
   1.500                  -                 -                 -                  -                 -                  -
   1.545                 31                 -               152                 76               295                284
   1.560                  -                 -                 -                  -                 -                 11
   1.570                 70               216               816                457               583                224
   1.575                  2                 -               185                  6                 1                 25
   1.600                306               610               813                777             2,996                932
   1.650                298                68                38                355                99                507
   1.695                 32                 -                18                 20                 -                 72
   1.700                294               395               126              1,517               389              1,026
   1.710              4,460             2,501             6,216              3,514             6,662              8,574
   1.720                707               343               637                898               278                813
   1.725                 81                 -                 3                 99                 1                 12
   1.750                240                44                15                 45               524                  3
   1.795                  -                 -                42                 12                 -                 16
   1.800              1,900             1,294                94                253               196                150
   1.820                 96                12               133                238                 -                  1
   1.825                 28                 -                23                  6                 -                  -
   1.845                236               380               519                772                 -                960
   1.850                  8                 -                54                 12                 -                 84
   1.860              2,268               642             3,290              2,723             4,274              3,056
   1.870                143                78               375                419               152                428
   1.900                218               553               133                156                 5                152
   1.950                  5                 -                 -                  -                 -                  -
   1.960              1,534               282             1,314              1,904               770              2,224
   1.970                231                 1                87                133                99                 18
   1.995                 31                68                61                548               104                900
   2.000                  -                24               307                572                 -              1,108
   2.010                282                 -                64                 59                29                  -
   2.020                 71                 -                 -                  8                 -                  -
   2.095                384               114               109                260               197                907
   2.100                 71                 -                 -                 23                 -                 76
   2.120                  -                 -                 -                 68                 -                126
   2.145                  -                 -                38                  -                 -                  -
   2.150                  -                 -                 -                  -                 -                  -
   2.160                276               201                86                656               132                397
   2.170                  -                95                21                  -                28                 15
   2.200                  -                 -                 -                  -                 -                  -
   2.260                188               300               111                134               454              1,816
   2.270                  1                45                 1                  1                45                  -


               Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL  First Trust/JNL   First Trust/JNL
                SmallCap      Communications         Energy       Financial Sector  Global Target    Leading Brands
            Equity Portfolio  Sector Portfolio  Sector Portfolio    Portfolio       15 Portfolio     Sector Portfolio
            ---------------   ---------------    -------------     -------------    --------------   ---------------
M&E CLASS
   1.150        $ 5,788               $ -             $ -               $ -             $ 14,334            $ -
   1.250              -                 -               -                 -                    -              -
   1.300          4,131                 -               -                 -                6,273              -
   1.400          3,616                 -               -                 -                2,208              -
   1.450            529                 -               -                 -                1,523              -
   1.500              -                 -               -                 -                  593              -
   1.545            362                 -               -                 -                  583              -
   1.560              6                 -               -                 -                    -              -
   1.570            355                 -               -                 -                  385              -
   1.575              1                 -               -                 -                    -              -
   1.600          1,786                 -               -                 -                  676              -
   1.650            311                 -               -                 -                3,031              -
   1.695            112                 -               -                 -                  226              -
   1.700            822                 -               -                 -                  352              -
   1.710          5,776                 -               -                 -               20,530              -
   1.720            494                 -               -                 -                  520              -
   1.725             59                 -               -                 -                    -              -
   1.750            320                 -               -                 -                   75              -
   1.795              -                 -               -                 -                    -              -
   1.800            103                 -               -                 -                  977              -
   1.820              1                 -               -                 -                   12              -
   1.825              -                 -               -                 -                    -              -
   1.845             38                 -               -                 -                1,331              -
   1.850              3                 -               -                 -                    -              -
   1.860          2,496                 -               -                 -               10,447              -
   1.870            246                 -               -                 -                    -              -
   1.900             75                 -               -                 -                4,364              -
   1.950             33                 -               -                 -                    -              -
   1.960          1,162                 -               -                 -                3,779              -
   1.970            112                 -               -                 -                   13              -
   1.995             73                 -               -                 -                   74              -
   2.000            105                 -               -                 -                    -              -
   2.010            763                 -               -                 -                  255              -
   2.020             28                 -               -                 -                    -              -
   2.095            327                 -               -                 -                    8              -
   2.100             11                 -               -                 -                    -              -
   2.120             27                 -               -                 -                    -              -
   2.145              5                 -               -                 -                    3              -
   2.150              -                 -               -                 -                    -              -
   2.160            135                 -               -                 -                  388              -
   2.170              2                 -               -                 -                    -              -
   2.200              -                 -               -                 -                   53              -
   2.260          1,284                 -               -                 -                  695              -
   2.270              1                 -               -                 -                    -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                         AIM/                AIM/                AIM/                             Alliance
                     JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL       Eagle/JNL Core
                    Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio
                     --------------      --------------     ---------------   --------------    --------------    --------------
M&E CLASS
   2.295             $      -             $      -           $       -         $         -        $       -        $     172
   2.300                  158                  146                 353                 269              117              151
   2.395                    -                  131                 167                 962               64              942
   2.400                    -                    -                   -                 176                -              158
   2.450                  154                    1                  16                 131                1              578
   2.550                  111                   32                  42                 107               39               18
   2.600                    -                    -                   -                   -                -                -
   2.750                    -                    -                   -                   -                -                -
   2.850                    -                    -                   -                   -                -                -

PERSPECTIVE
 Standard Benefit      24,100               35,213              77,562           2,835,841          354,337          855,588
 Maximum Anniversary
    Value Benefit         504                1,107                 388               3,212            3,919            1,080
 Earnings Protection
    Benefit               113                  686                 255               3,866            3,124            3,137
 Combined Optional
    Benefits               52                  165                 231                  76            1,476              429
                     --------------      --------------     ---------------   --------------    --------------    -------------

   Total             $ 49,673             $ 52,438           $ 109,067         $ 2,877,745        $ 393,501        $ 907,699
                     ==============      ==============     ===============   ==============    ==============    =============



                             Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL  First Trust/JNL   First Trust/JNL
                              SmallCap      Communications         Energy       Financial Sector  Global Target    Leading Brands
                          Equity Portfolio  Sector Portfolio  Sector Portfolio    Portfolio       15 Portfolio     Sector Portfolio
                          ---------------   ---------------    -------------     -------------    --------------   ---------------
M&E CLASS
   2.295                   $         -         $       -        $       -          $       -         $       -         $       -
   2.300                           354                 -                -                  -             1,571                 -
   2.395                            92                 -                -                  -               258                 -
   2.400                            61                 -                -                  -                 -                 -
   2.450                           120                 -                -                  -             2,394                 -
   2.550                            42                 -                -                  -               420                 -
   2.600                             -                 -                -                  -                 -                 -
   2.750                             -                 -                -                  -                 -                 -
   2.850                             -                 -                -                  -                 -                 -

PERSPECTIVE
 Standard Benefit            1,027,829            99,128          107,250            224,854           148,498           127,180
 Maximum Anniversary
    Value Benefit                1,136                 -                -                  -                72                 -
 Earnings Protection
    Benefit                      6,346             3,611            5,333              7,269             5,948             4,896
 Combined Optional
    Benefits                     1,622                 -                -                  -                 -                 -
                          ---------------   ---------------    ---------------   -----------       --------------  ---------------

   Total                   $ 1,069,100         $ 102,739        $ 112,583          $ 232,123         $ 232,869         $ 132,076
                          ===============   ===============    ===============   ===========       ==============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES
  The following is a summary of insurance charges for the period ended December 31, 2002:

              First Trust/JNL
              Pharmaceutical/   First Trust/JNL  First Trust/JNL   First Trust/JNL  First Trust/JNL  First Trust/JNL
               Healthcare         Target 25      Target Small-Cap   Technology      The Dow Target   The Dow Target
              Sector Portfolio    Portfolio        Portfolio       Sector Portfolio  10 Portfolio     5 Portfolio
              --------------    --------------   ---------------    -------------   ---------------  ---------------
M&E CLASS
   1.150           $ -           $ 15,328          $ 15,104             $ -           $ 23,186              $ -
   1.250             -                  -                 -               -                  -                -
   1.300             -              7,912             6,994               -             16,446                -
   1.400             -              3,469             2,399               -              6,915                -
   1.450             -              1,765             1,780               -              4,553                -
   1.500             -                572               599               -                609                -
   1.545             -              1,194               906               -              1,035                -
   1.560             -                  -                 -               -                  -                -
   1.570             -                397               383               -                962                -
   1.575             -                  -                 -               -                 60                -
   1.600             -                854               760               -              2,922                -
   1.650             -              3,899             2,936               -              4,875                -
   1.695             -                390               254               -                317                -
   1.700             -              1,187               334               -                607                -
   1.710             -             24,143            19,534               -             28,355                -
   1.720             -              1,078               790               -              1,593                -
   1.725             -                 35                18               -                 29                -
   1.750             -                672               341               -                846                -
   1.795             -                 22                 -               -                  -                -
   1.800             -              1,040               986               -              3,925                -
   1.820             -                 69                12               -                 85                -
   1.825             -                  -                 -               -                  -                -
   1.845             -              1,424             1,383               -              2,343                -
   1.850             -                  -                 -               -                 74                -
   1.860             -             12,157            11,045               -             19,079                -
   1.870             -                  -                 -               -              1,194                -
   1.900             -              5,173             4,299               -              5,658                -
   1.950             -                  -                 -               -                  -                -
   1.960             -              3,668             3,697               -              5,318                -
   1.970             -                 13                13               -                130                -
   1.995             -                645               362               -              1,999                -
   2.000             -                  -                 -               -                  -                -
   2.010             -                375               255               -                481                -
   2.020             -                  -                 -               -                  -                -
   2.095             -                  8                 8               -                189                -
   2.100             -                 14                14               -                 34                -
   2.120             -                  -                 -               -                 97                -
   2.145             -                 39                52               -                 81                -
   2.150             -                  -                 -               -                  -                -
   2.160             -                782               407               -              1,052                -
   2.170             -                  -                 -               -                  4                -
   2.200             -                 53                54               -                 58                -
   2.260             -              1,396               688               -              1,441                -
   2.270             -                  -                 -               -                 31                -


                                                                                                       JPMorgan/JNL
                First Trust/JNL    Janus/JNL        Janus/JNL        Janus/JNL         Janus/JNL         Enhanced
                The S&P Target     Aggressive       Balanced          Capital           Global         S&P 500 Stock
                 10 Portfolio     Growth Portfolio  Portfolio     Growth Portfolio Equities Portfolio  Index Portfolio
                ---------------    -------------   ------------     -------------    --------------     --------------

M&E CLASS
   1.150           $ 14,771         $ 3,571           $ 9,738         $ 2,409           $ -               $ 2,856
   1.250                  -             689                 -               -             -                     -
   1.300              7,150           2,203             8,608             858             -                 1,090
   1.400              2,842           2,529             3,128           2,061             -                 2,332
   1.450              1,853           2,435               991           1,003             -                 1,118
   1.500                565               -                 -               -             -                     -
   1.545                843               7               125               -             -                     -
   1.560                  -               -                 -               -             -                     -
   1.570                397             487               163             454             -                   108
   1.575                  -             104                33             107             -                     6
   1.600                754             644             1,113              48             -                   242
   1.650              3,142             238               690              78             -                   276
   1.695                300              42                59               -             -                    33
   1.700                277             769             1,282              60             -                 1,368
   1.710             21,532           2,776             7,386           1,585             -                16,444
   1.720                572             882             1,373             242             -                 1,705
   1.725                  -               -                 9               -             -                    15
   1.750                640             325               784             339             -                   164
   1.795                 13               -                14               -             -                    40
   1.800                902              40               401             245             -                   227
   1.820                 12              91                 -               -             -                   179
   1.825                  -              12                 -               -             -                    22
   1.845              1,331             472               429               5             -                     8
   1.850                  -              93                 7               -             -                     -
   1.860             10,614           3,895             4,972             825             -                 2,758
   1.870                  -             608               179              94             -                   269
   1.900              4,322              21               143              53             -                   516
   1.950                  -               2                 -               -             -                     -
   1.960              3,553           1,071             3,183             454             -                   433
   1.970                 13             216               132               -             -                   138
   1.995                471             659             1,180              62             -                    29
   2.000                  -             332               345              14             -                    27
   2.010                245             171               235             124             -                    36
   2.020                  -               8                38               -             -                     -
   2.095                  8              66               425             107             -                   150
   2.100                 13              11                61              58             -                    38
   2.120                  -              71                 -               -             -                     -
   2.145                  7              37               232               -             -                     -
   2.150                  -               -                 -               -             -                     -
   2.160                197              39               268             926             -                   121
   2.170                  -               -                21               -             -                     -
   2.200                 49               -                 -               -             -                     -
   2.260              1,003             539             1,280             296             -                   239
   2.270                  -              25               110              58             -                    40

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                        First Trust/JNL
                        Pharmaceutical/  First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL
                          Healthcare       Target 25       Target Small-Cap    Technology        The Dow Target    The Dow Target
                        Sector Portfolio   Portfolio         Portfolio       Sector Portfolio    10 Portfolio      5 Portfolio
                        --------------   --------------    ---------------    -------------      ---------------   ---------------
M&E CLASS
   2.295                 $       -        $       -          $       -        $       -           $      39         $        -
   2.300                         -            1,857              1,542                -               2,084                  -
   2.395                         -              271                283                -                 283                  -
   2.400                         -                -                  -                -                   -                  -
   2.450                         -            2,349              2,363                -               2,551                  -
   2.550                         -              378                384                -                 403                  -
   2.600                         -                -                  -                -                   -                  -
   2.750                         -                -                  -                -                   -                  -
   2.850                         -                -                  -                -                   -                  -

PERSPECTIVE
 Standard Benefit          288,107          171,487            236,782          230,830             629,224            108,777
 Maximum Anniversary
    Value Benefit                -               74                 75                -               1,576                  -
 Earnings Protection
    Benefit                 11,801            9,649             11,775            8,486              11,611              6,939
 Combined Optional
    Benefits                     -                -                  -                -                 385                  -
                        --------------   --------------    ---------------    -------------      ---------------   ---------------

   Total                 $ 299,908        $ 275,838          $ 329,611        $ 239,316           $ 784,739         $  115,716
                        ==============   ==============    ===============    =============      ===============   ===============


                                                                                                                  JPMorgan/JNL
                          First Trust/JNL      Janus/JNL      Janus/JNL        Janus/JNL         Janus/JNL          Enhanced
                          The S&P Target       Aggressive     Balanced          Capital           Global         S&P 500 Stock
                           10 Portfolio     Growth Portfolio  Portfolio     Growth Portfolio Equities Portfolio  Index Portfolio
                          ---------------    -------------   ------------     -------------    --------------     --------------
M&E CLASS
   2.295                    $       -         $         -      $      46       $         -      $         -        $       -
   2.300                        1,516                  58            595                58                -              379
   2.395                          272                   -             39                 -                -                -
   2.400                            -                   -              -                 -                -                -
   2.450                        2,358                  13            477                 -                -              258
   2.550                          382                   -              9                33                -               52
   2.600                            -                   -              -                 -                -                -
   2.750                            -                   -              -                 -                -                -
   2.850                            -                   -              -                 -                -                -

PERSPECTIVE
 Standard Benefit             313,693           3,243,781        767,410         2,323,700        3,430,645            2,266
 Maximum Anniversary
    Value Benefit                  67                 360          4,007               525                -                -
 Earnings Protection
    Benefit                    11,381               3,628          5,917             6,298                -                -
 Combined Optional
    Benefits                        -                 618            716               228                -                -
                          ---------------    -------------   ------------     -------------    --------------     --------------

   Total                    $ 408,060         $ 3,274,638      $ 828,353       $ 2,343,407      $ 3,430,645        $  35,982
                          ===============    =============   ============     =============    ==============     ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                     Mellon Capital   Mellon Capital    Mellon Capital
                  JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL  Management/JNL    Management/JNL
                  International        Mid Cap         Small Cap      Bond Index      International     S&P 400 Mid Cap
                 Value Portfolio   Value Portfolio  Value Portfolio   Portfolio      Index Portfolio   Index Portfolio
                 -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150              $ 14         $ 11,645         $ 10,763           $ 9,788          $ 6,573          $ 10,396
   1.250                 -              695              679                 -                -                 -
   1.300                15            8,450            6,178             5,528            5,111             6,633
   1.400                19            4,831            4,242             3,917            2,604             3,257
   1.450                 -            2,437            3,695             3,205            4,770             4,042
   1.500                 -                -                -                 -                -                 -
   1.545                 -              306               96                 -              137               233
   1.560                 -                -                -                 -                -                12
   1.570                 -              233              438               569              320               635
   1.575                 -               73               42                15               12               160
   1.600                 1            1,090            1,057             1,743              705             1,603
   1.650                 -              842              604               618              603               865
   1.695                 -               83              155               208              221               345
   1.700                12            1,002            1,233               287              241               320
   1.710               177            9,212           13,422            14,996            9,561            13,490
   1.720                 -            1,402            1,333             1,325            1,472             2,189
   1.725                 -               70               24                31               63                79
   1.750                 -              251              475             1,077              313               859
   1.795                 -               45               31                 -                2                 -
   1.800                 -              731              295               246              178               175
   1.820                 -              446              338               151               58                70
   1.825                 -               34               18                 -                -                 -
   1.845                 -              918            1,698             1,306               96               268
   1.850                 -               35               37                 -                -                10
   1.860                 -            6,850            6,885            12,189            8,755            13,625
   1.870                 -              440              320               243              478             1,283
   1.900                 -              382              571             2,001              409               524
   1.950                 -                5                5                 -                -                 -
   1.960                 7            1,880            1,838             1,679            1,374             2,420
   1.970                 -              162              124               125              111               149
   1.995                 -              380              346             1,244                3               577
   2.000                 -              308              629                19                -                84
   2.010                 -              920              900               538              504               287
   2.020                 -               48               58               121               46                28
   2.095                86              493              178               177                -               173
   2.100                 -               55                9                 -                -                79
   2.120                 -               55               96                 -                -                70
   2.145                 -              566              561             1,353                3                 3
   2.150                 -              117              119                 -                -                 -
   2.160                 -            1,654            1,061               738              290               180
   2.170                 -               43               65               251                -                 -
   2.200                 -                -                -                57               61                63
   2.260                 -            1,413              921               628              660             1,215
   2.270                 -              166               78                 -               47                 9


                  Mellon Capital     Mellon Capital
                 Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                    S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                -----------------   --------------      ---------------   ----------------   -------------   ------------

M&E CLASS
   1.150             $ 19,175          $ 7,992             $ 10,674            $ 4,610         $ 49,645        $ 21,486
   1.250                    -                -                    -                  -                -             724
   1.300               13,033            6,052                5,813              2,872           23,877          15,998
   1.400                9,957            3,158                5,752              1,764           11,355          20,917
   1.450                9,212            2,705                1,387                302            7,744           2,307
   1.500                    -                -                    -                  -                -               -
   1.545                  167               37                  465                 45            1,081              85
   1.560                   11               12                    -                  -               23               -
   1.570                1,201              236                  228                156            3,797           1,291
   1.575                  190               12                    2                 55              144             118
   1.600                2,783            1,094                1,660                116            3,140             817
   1.650                  916              794                  712                520            2,341             786
   1.695                  232              262                    -                  -              688             133
   1.700                1,393              217                1,142                266            5,934           2,376
   1.710               21,050           11,186                8,385              1,984           59,558          36,325
   1.720                2,777            1,098                  682                137            6,100           1,793
   1.725                  182                9                    -                  -              174              12
   1.750                3,080              175                  161                 44            5,043             187
   1.795                    -                7                    -                  -               49              11
   1.800                  453              165                  362                206            1,909             376
   1.820                  150               69                   29                  1              988             100
   1.825                   65                -                    -                  -               44              12
   1.845                  975              260                  125                118           11,317             625
   1.850                   13                -                   14                 10              135               8
   1.860               15,664           10,604                5,512              1,208           21,758          13,559
   1.870                1,177              799                  696                121            1,309             448
   1.900                1,362              472                  305                225            2,605             302
   1.950                   79                -                    -                  -                7               -
   1.960                4,189            1,950                1,197                572           11,644           4,043
   1.970                  550              151                  110                  6              663             299
   1.995                2,985              612                  188                104            2,444           1,146
   2.000                1,035                -                   28                133            2,724           2,057
   2.010                  324              496                  232                 29            1,170               3
   2.020                    -               28                   40                  -              237               -
   2.095                  193              167                  323                 23            2,985             596
   2.100                   76               80                   26                  -              656              14
   2.120                    -               68                   54                  -              116              77
   2.145                    3               28                    1                205              163             684
   2.150                    -                -                    -                  -                -              54
   2.160                  237              604                  101                  3            1,886             732
   2.170                   83               59                   17                  -              183               -
   2.200                   93               63                    -                  -               29               -
   2.260                2,079              820                  295              1,186            5,446           2,395
   2.270                  206                9                    1                 69              261               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL  Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index      International     S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio   Portfolio      Index Portfolio   Index Portfolio
                         -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                  $ -                $      19        $     19         $    77          $     -          $      -
   2.300                    -                      570             825             676              492               665
   2.395                   93                      660             326              17               17                16
   2.400                    -                       97              57               -                -                 -
   2.450                    -                      493             418             436              133               108
   2.550                    -                      171             142              51               33               182
   2.600                    -                        -               -               -                -                 -
   2.750                    -                        -               -               -                -                 -
   2.850                    -                        -               -               -                -                 -

PERSPECTIVE
 Standard Benefit         524                  209,558         225,556           1,808              485             1,759
 Maximum Anniversary
    Value Benefit           -                    1,838             592               -                -                 -
 Earnings Protection
    Benefit                 -                      808           1,016               -                -                 -
 Combined Optional
    Benefits                -                       66               6               -                -                 -
                         -------------     ------------     ------------    --------------   --------------    --------------

   Total                  $ 948              $ 275,048        $ 290,574        $69,438          $46,941          $ 69,140
                         =============     ============     ============    ==============   ==============    ==============


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   2.295                          $     212         $      -            $       -           $      -       $     221    $       396
   2.300                              1,752              740                2,200                122           5,072          1,109
   2.395                                 17              114                  482                  -             464            223
   2.400                                  -                -                  118                  -              62             81
   2.450                                799              124                  212                  -           3,023            680
   2.550                                451              164                  149                 40             796            248
   2.600                                  -                -                    -                  -               -              -
   2.750                                  -                -                    -                  -              92            107
   2.850                                  -                -                    -                  -               -              -

PERSPECTIVE
 Standard Benefit                     4,257            1,235              182,698             62,584         513,334      2,740,162
 Maximum Anniversary
    Value Benefit                         -                -                1,618                472           1,658          7,344
 Earnings Protection
    Benefit                             469                -                2,045              2,492           1,087          6,739
 Combined Optional
    Benefits                              -                -                  854                240             569            768
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

   Total                          $ 125,307         $ 54,927            $ 237,095           $ 83,040       $ 777,750    $ 2,890,753
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150          $ 11,058       $ 39,678            $ 18         $ 2,745          $ 4,415          $ 3,004
   1.250                 -              -               -               -                -                -
   1.300             8,424         16,624              33             771            4,065            2,794
   1.400             5,225         12,411              51             369            3,284              449
   1.450             2,992          8,135               1           2,792            1,786              456
   1.500                 -              -               -               -                -                -
   1.545                75            810               -               -              182                6
   1.560                 -            475               -               -               11                -
   1.570               386            151              27             184              246              124
   1.575                54            423               -              15                -               56
   1.600             1,888          2,210               3             282            1,903              359
   1.650               349          2,582               5              11              115               76
   1.695                 3            108               -              18              139               18
   1.700               622         10,578               -             271               44              524
   1.710             9,887         22,657              19           1,236            5,153            1,872
   1.720               909          6,954               -             156              477              324
   1.725                 8             21               -               -               22               56
   1.750               954            595               -               -              159               15
   1.795                22            314               -               -               34                -
   1.800               401          1,226               -           2,302              213              228
   1.820               105              -               -               -              251                -
   1.825                22              -               -               -                -                -
   1.845               625          1,102               -              88                -              185
   1.850                62             45               -               -                4                -
   1.860             4,926         30,049              51             431            4,269              655
   1.870               461          2,425               -              13               43               27
   1.900               240          3,098               -             131              168              148
   1.950                33              -               -               -                -                -
   1.960             4,090          6,918              23             532            1,245            1,168
   1.970               349            936               -               8               12               95
   1.995               809          2,346               -               -               64                -
   2.000               900            151               -              83                -               79
   2.010               151            710               -               -              164              125
   2.020                43            466               -               -               46                -
   2.095             1,113            442              11               -              182                3
   2.100                68              -               -               -                -                6
   2.120                87              -               -               -                -                -
   2.145                74            704               -             358               42                -
   2.150                 -              -               -              49                -                -
   2.160               518            729               -               -                -                -
   2.170                 -              -               -               -                -                -
   2.200                 -              -               -               -                -                -
   2.260             1,369            550               -               -              123              475
   2.270                32            926               -               -               32               67


                  Putnam/JNL        S&P/JNL            S&P/JNL          S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                Value Equity       Aggressive       Conservative         Index 100        Index 50        Index 75
                  Portfolio     Growth Portfolio  Growth Portfolio I     Portfolio       Portfolio       Portfolio
                --------------  ----------------    --------------      -------------   -------------   -------------
M&E CLASS
   1.150         $ 6,380         $ 37,856          $ 61,904               $ 14,328       $ 2,849         $ 3,940
   1.250               -                -                 -                      -             -               -
   1.300           3,756           10,981            40,131                 13,447         1,071           7,711
   1.400           2,473           12,058             9,238                  3,987           137             738
   1.450           4,362            1,894             8,072                  1,801            25           2,421
   1.500               -                -                 -                      -             -               -
   1.545              51              144               879                      9             -              85
   1.560               -                -                 -                      -             -               -
   1.570           1,510              857             3,790                  8,762             -             284
   1.575             193               85               174                  1,114             -               4
   1.600             247            5,577             6,954                    688             -           1,877
   1.650             396              588             6,949                    787            82              21
   1.695              35               18               371                    194            53               -
   1.700             164            3,501             8,387                    213            94               -
   1.710           5,740           24,103            68,678                 17,370         3,339           1,452
   1.720           1,110            2,811            10,565                  2,663           644              35
   1.725              87                -             1,004                     37             6               -
   1.750             329              111             5,684                    249             -              91
   1.795               -               14               542                     15             -               -
   1.800           2,182              591             1,985                  1,537             -               2
   1.820              32            1,583               705                    522             -               -
   1.825               -                -                 -                     72             -               -
   1.845             557            2,011             5,912                  1,132         2,539             935
   1.850              78              549             1,164                      -            53               -
   1.860           3,285           13,794            40,591                 10,641         2,108           2,922
   1.870             262              486             2,050                  1,389           551             198
   1.900             326              566             2,409                     50           734               5
   1.950               -                -                 -                      -             -               -
   1.960           1,609            9,013            25,964                  5,846         1,531           7,970
   1.970              36              536               747                    519           241              23
   1.995             281               62             4,243                    282           799               -
   2.000              44                -             1,031                     69           133               -
   2.010             285              254               374                  1,793           679               -
   2.020              70                -                 -                    408             -               -
   2.095               8            1,219               782                    117             -               -
   2.100               1              112               374                     59             -               -
   2.120              83                -                 -                      -             -               -
   2.145             163                -             1,123                      -             -               -
   2.150              35                -                22                      -             -               -
   2.160           1,012              449             9,267                    898             -             310
   2.170              42               37               303                      -             -              28
   2.200               -                -               279                     29             -               -
   2.260             378            1,374             3,584                  5,125         1,860             164
   2.270              57              175                78                      -            47               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295               $        92      $       180         $   -     $         -       $         -        $       -
   2.300                     1,025            4,079             -              61               211              215
   2.395                       373              721             -               -               218              913
   2.400                         -                -             -               -                 -              216
   2.450                       426            1,916             -               -                 1               14
   2.550                       210              741             -               -                85              103
   2.600                         -                -             -               -                 -                -
   2.750                         -                -             -               -                 -                -
   2.850                         -                -             -               -                 -                -

PERSPECTIVE
 Standard Benefit        1,588,122        1,688,297           696       2,575,614         1,038,409          205,090
 Maximum Anniversary
    Value Benefit            3,197            1,858             -             822               673              284
 Earnings Protection
    Benefit                  2,764           19,406             -           2,709             2,826            3,236
 Combined Optional
    Benefits                   640              219             -             135               697              185
                      -------------     ------------   ------------   --------------    -------------    -------------

   Total               $ 1,656,183      $ 1,894,966         $ 938     $ 2,592,186       $ 1,072,013        $ 223,650
                      =============     ============   ============   ==============    =============    =============


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295               $         -    $       319         $       897        $      -        $      -        $      -
   2.300                       298             26               2,268              33              49               -
   2.395                         -             67                 402               -               -               -
   2.400                         -             25                  98               -               -               -
   2.450                        40          4,036               5,613               -             164               -
   2.550                       209              -                 292             282               -               -
   2.600                         -              -                 918               -               -               -
   2.750                         -              -                   -               -               -               -
   2.850                         -              -                   -               -               -               -

PERSPECTIVE
 Standard Benefit        3,241,414      1,237,573           2,425,528             597              12             124
 Maximum Anniversary
    Value Benefit            5,266          1,280               9,635               -               -               -
 Earnings Protection
    Benefit                  6,239          5,602              12,130               -               -               -
 Combined Optional
    Benefits                   810            569               3,335               -               -               -
                      --------------  ----------------   --------------     -------------   -------------   -------------

   Total               $ 3,291,935    $ 1,382,906         $ 2,797,425        $ 97,064        $ 19,800        $ 31,340
                      ==============  ================   ==============     =============   =============   =============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                                                                                                                     Salomon
                                                                                                   Salomon         Brothers/JNL
              S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/       U.S. Government
                Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global        & Quality
              Growth Portfolio I  Growth Portfolio I  Growth Portfolio I   Growth Portfolio I   Bond Portfolio    Bond Portfolio
               ---------------     --------------      ----------------     -----------------    ---------------   ---------------
M&E CLASS
   1.150        $ 6,435              $ 22,806           $ 115,442             $ 9,498             $ 5,942            $ 29,595
   1.250              -                     -                   -                   -                   -                   -
   1.300          3,413                 8,345              54,869               4,359               6,912              15,187
   1.400          4,315                 5,224              27,323                 439               3,256              12,225
   1.450            652                 1,787              12,572               2,961               1,524               9,528
   1.500              -                     -                   -                   -                   -                   -
   1.545            309                 1,108               1,064                  74                  91               1,222
   1.560              -                     -                   -                   -                   -                   -
   1.570            293                 1,591               4,712                 152                  78               1,914
   1.575             48                   121                 334                   -                   -                  51
   1.600             36                   543               7,025                  37                 724               2,261
   1.650            391                 1,716               2,780                  73                 203               5,455
   1.695              -                    36               1,387                   -                   5                 180
   1.700             26                 2,321               9,416               1,300                 475               1,782
   1.710          6,801                14,648              79,360               3,035               6,025              33,689
   1.720            625                 2,300              13,822                 615                 859               2,869
   1.725              6                    21               1,424                   -                   -                  23
   1.750              -                   199               1,696                   -                 100               7,807
   1.795              -                     -                 232                   -                   -                  11
   1.800              8                     2               1,305                   -                 311                 740
   1.820            306                   719               1,589                  12                 118                 368
   1.825             80                   145                 160                   -                   -                   -
   1.845              -                   145               8,923                 355                 385               3,795
   1.850              -                    12                 817                 167                  18                  47
   1.860         10,853                14,411             129,920               1,461               2,003              21,497
   1.870          1,179                 2,352               7,666                 237                 137                 222
   1.900              1                   584               4,302                   -                  96               1,696
   1.950              -                     -                   -                  24                  33                   -
   1.960            555                 4,205              34,245               1,535                 995               4,850
   1.970            208                   262               3,264                   2                 195                  94
   1.995              -                   129               5,978                   -                 899               3,691
   2.000              -                     -                 749                   -                  81               3,175
   2.010              -                     -               2,232                  97                 177               3,494
   2.020              -                     -                 267                   -                  28                 188
   2.095             71                   183                 849                   -                 353                 636
   2.100              -                   275                 409                   -                  67                  47
   2.120              -                     -                   -                   -                   -                   -
   2.145              -                    57                 765                   -                  36                 674
   2.150              -                     -                   -                   -                   -                   -
   2.160            260                   377               2,857                 139                 626               8,604
   2.170              9                    15                 113                   9                   -                  15
   2.200              -                   184                 249                   -                   -                   -
   2.260            338                 2,329               7,419                 216                 284               4,145
   2.270             53                    82                  82                  15                   -                 125

                T. Rowe Price/      T. Rowe Price/        T. Rowe
               JNL Established     JNL Mid-Cap           Price/JNL
               Growth Portfolio    Growth Portfolio   Value Portfolio
              -----------------    ----------------   -------------------
M&E CLASS
   1.150         $ 12,107            $ 13,532             $ 18,419
   1.250                -                 681                    -
   1.300            7,764               8,185               17,149
   1.400            9,150               4,917                9,970
   1.450            3,528               3,244                3,406
   1.500                -                   -                    -
   1.545              161                  56                  527
   1.560               11                   6                   12
   1.570            1,134                 382                  630
   1.575               72                   -                    5
   1.600              876                 322                3,582
   1.650              666                 525                  886
   1.695                7                 136                  120
   1.700              655                 478                1,746
   1.710           18,095               9,054               15,075
   1.720            2,036                 987                1,666
   1.725               77                  96                   11
   1.750              134                  59                1,261
   1.795                -                  50                   21
   1.800                7                 295                  811
   1.820                2                 162                  489
   1.825                -                   6                    -
   1.845              695                 379                2,339
   1.850               58                  31                   42
   1.860            3,446               5,951                9,671
   1.870              389                 172                1,213
   1.900              407                 296                  486
   1.950                -                   5                    5
   1.960            2,412               3,429                3,599
   1.970              152                 383                   76
   1.995              655                  42                1,124
   2.000              483                 863                  609
   2.010               98                 184                  314
   2.020                -                  24                   64
   2.095              995                 736                  886
   2.100              130                  91                  117
   2.120               71                  96                    -
   2.145              549                 436                  469
   2.150               50                  50                  124
   2.160              253                 505                  279
   2.170               95                  41                   43
   2.200                -                   -                    -
   2.260              519               1,065                1,364
   2.270                -                  65                   22


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                                                            Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL             Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive         JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295               $       -           $      157          $     2,228            $       -          $      109
   2.300                       -                1,941                3,970                    -                 261
   2.395                     331                    -                1,492                  440                 100
   2.400                      85                    -                  268                   85                   -
   2.450                      63                  195                9,485                  123                 461
   2.550                     155                    -                  806                    -                  33
   2.600                       -                    -                    -                    -                   -
   2.750                       -                    -                    -                    -                   -
   2.850                     475                    -                    -                    -                   -

PERSPECTIVE
 Standard Benefit        443,247            1,556,377            3,720,054              652,939             832,526
 Maximum Anniversary
    Value Benefit            368                1,044               14,173                  173               1,026
 Earnings Protection
    Benefit                1,969               10,775               24,007                3,570               1,794
 Combined Optional
    Benefits                   -                  218               25,811                    -                 160
                      ----------------    --------------      ----------------     -----------------    ---------------
Total                  $ 483,964           $1,659,941          $ 4,349,912            $ 684,142          $  869,506
                      ================    ==============      ================     =================    ===============



                              Salomon
                            Brothers/JNL
                          U.S. Government      T. Rowe Price/      T. Rowe Price/            T. Rowe
                            & Quality         JNL Established        JNL Mid-Cap            Price/JNL
                          Bond Portfolio      Growth Portfolio     Growth Portfolio      Value Portfolio
                          ---------------     -----------------    ----------------     -------------------

M&E CLASS
   2.295                     $       619         $        85         $        19              $       89
   2.300                           3,494                 420                 647                     447
   2.395                              72                 351                 316                     145
   2.400                               -                  58                  61                       -
   2.450                           1,825                 355                 184                     905
   2.550                             382                 223                 182                     605
   2.600                               -                   -                   -                       -
   2.750                             134                   -                   -                       -
   2.850                               -                   -                   -                       -

PERSPECTIVE
 Standard Benefit              2,633,858           3,650,042           3,346,149               1,107,027
 Maximum Anniversary
    Value Benefit                  7,646               3,828               7,843                   3,885
 Earnings Protection
    Benefit                       12,251               6,549               6,173                   9,131
 Combined Optional
    Benefits                       2,143                 260                 557                   1,041
                          ---------------     -----------------    ----------------     -------------------
Total                        $ 2,844,326         $  3,730,110        $ 3,420,148              $1,221,907
                          ===============     =================    ================     ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
  The following is a summary of accumulation unit values as of December 31, 2002:


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
              --------------    --------------       --------------   --------------   --------------   -------------
M&E CLASS
   1.150           8.066239          7.824266           8.317290        12.861002         7.821585       13.560918
   1.250                  -                 -           8.308086        12.768545                -               -
   1.300           8.052423          7.810531           8.303218        12.722551         7.764966       13.433509
   1.400           8.043063          7.801427           8.293543        12.631218         7.727529       13.349242
   1.450           8.038274          7.796787           8.288633        12.585633         7.708901       13.307306
   1.500                  -                 -                  -                -                -               -
   1.545           8.029099                 -           8.279411        12.499695         7.673545       13.227951
   1.560                  -                 -                  -                -                -       13.215425
   1.570           8.027311          7.785830           8.276988        12.477179         7.664341       13.207144
   1.575           8.027753                 -           8.276517        12.472883         7.662319       13.203308
   1.600           8.023998          7.783114           8.273921        12.450198         7.653191       13.182255
   1.650           8.019547          7.780170           8.270184        12.405373         7.634689       13.140851
   1.695           8.015217                 -           8.264933        12.365168                -       13.103783
   1.700           8.014810          7.773956           8.264364        12.360683         7.616498       13.101181
   1.710           8.013704          7.773058           8.263424        12.351785         7.612574       13.091418
   1.720           8.012866          7.772166           8.262477        12.342919         7.608748       13.083160
   1.725           8.012413                 -           8.261430        12.338434         7.607704       13.078937
   1.750           8.010050          7.769432           8.259545        12.320945         7.597923       13.115048
   1.795                  -                 -           8.255208        12.276345                -       13.021407
   1.800           8.005365          7.764852           8.254633        12.271843         7.579521       13.017333
   1.820           8.003563          7.775269           8.252692        12.254197                -       13.025829
   1.825           8.002959          7.767754           8.252229        12.250775                -       13.001409
   1.845           8.001148          7.760729           8.250332        12.232059                -       12.980573
   1.850           8.000714                 -           8.249840        12.227110                -       12.976462
   1.860           7.999748          7.759377           8.248875        12.218917         7.557539       12.968336
   1.870           7.998822          7.758489           8.247889        12.210025         7.553901       12.960161
   1.900           7.995979          7.755763           8.245051        12.183740         7.542953       12.935711
   1.950           7.990041                 -                  -                -                -               -
   1.960           7.990362          7.750326           8.239187        12.131019         7.521092       12.886939
   1.970           7.989432          7.749257           8.238421        12.122265         7.517448       12.878938
   1.995           7.987490          7.747057           8.236474        12.100419         7.508362       12.858612
   2.000                  -          7.746681           8.235391        12.096075                -       12.854589
   2.010           7.985645                 -           8.234395        12.087591         7.503125               -
   2.020           7.984736                 -                  -        12.078592                -               -
   2.095           7.977709          7.738051           8.226193        12.013434         7.472179       12.777916
   2.100           7.977260                 -                  -        12.007971                -       12.773868
   2.120                  -                 -                  -        11.991909                -       12.757886
   2.145                  -                 -           8.229924                -                -               -
   2.150                  -                 -                  -                -                -               -
   2.160           7.971670          7.732088           8.219902        11.957250         7.448652       12.725726
   2.170                  -          7.731258           8.218970                -         7.445115       12.717755
   2.200                  -                 -                  -                -                -               -
   2.260           7.962390          7.723065           8.210307        11.871207         7.412798       12.645846
   2.270           7.961561          7.722168           8.209529        11.862621         7.409200               -


                    Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL
                    SmallCap        Communications       Energy        Financial Sector   Global Target     Leading Brands
                Equity Portfolio   Sector Portfolio Sector Portfolio     Portfolio        15 Portfolio     Sector Portfolio
                ---------------    --------------   ---------------   --------------    ---------------    ---------------
M&E CLASS
   1.150           12.297205                 -                 -                -           7.185739                  -
   1.250                   -                 -                 -                -                  -                  -
   1.300           12.181628                 -                 -                -           7.148166                  -
   1.400           12.105257                 -                 -                -           7.123320                  -
   1.450           12.067316                 -                 -                -           7.110874                  -
   1.500                   -                 -                 -                -           7.098472                  -
   1.545           11.995390                 -                 -                -           7.087330                  -
   1.560           11.983958                 -                 -                -                  -                  -
   1.570           11.976238                 -                 -                -           7.081182                  -
   1.575           11.986676                 -                 -                -                  -                  -
   1.600           11.953818                 -                 -                -           7.073752                  -
   1.650           11.916324                 -                 -                -           7.061394                  -
   1.695           11.882616                 -                 -                -           7.050336                  -
   1.700           11.878974                 -                 -                -           7.049005                  -
   1.710           11.871463                 -                 -                -           7.046637                  -
   1.720           11.863845                 -                 -                -           7.044173                  -
   1.725           11.860232                 -                 -                -                  -                  -
   1.750           11.841109                 -                 -                -           7.036856                  -
   1.795                   -                 -                 -                -                  -                  -
   1.800           11.804291                 -                 -                -           7.024482                  -
   1.820           11.862617                 -                 -                -           7.019675                  -
   1.825           11.814111                 -                 -                -                  -                  -
   1.845           11.770696                 -                 -                -           7.013504                  -
   1.850           11.767213                 -                 -                -                  -                  -
   1.860           11.760036                 -                 -                -           7.009839                  -
   1.870           11.752526                 -                 -                -                  -                  -
   1.900           11.730111                 -                 -                -           7.000053                  -
   1.950           11.693449                 -                 -                -                  -                  -
   1.960           11.686070                 -                 -                -           6.985410                  -
   1.970           11.678781                 -                 -                -           6.982941                  -
   1.995           11.648643                 -                 -                -           6.976907                  -
   2.000           11.656650                 -                 -                -                  -                  -
   2.010           11.649337                 -                 -                -           6.973167                  -
   2.020           11.641877                 -                 -                -                  -                  -
   2.095           11.587172                 -                 -                -           6.952536                  -
   2.100           11.583692                 -                 -                -                  -                  -
   2.120           11.569528                 -                 -                -                  -                  -
   2.145           11.550706                 -                 -                -           6.940487                  -
   2.150                   -                 -                 -                -                  -                  -
   2.160           11.540366                 -                 -                -           6.937485                  -
   2.170           11.532189                 -                 -                -                  -                  -
   2.200                   -                 -                 -                -           6.927079                  -
   2.260           11.467410                 -                 -                -           6.912669                  -
   2.270           11.460426                 -                 -                -                  -                  -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                               AIM/              AIM/                 AIM/                             Alliance
                          JNL Large Cap       JNL Premier         JNL Small Cap       Alger/JNL       Capital/JNL    Eagle/JNL Core
                         Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio
                          --------------    --------------       --------------    --------------   --------------   -------------
M&E CLASS
   2.295                           -                 -             8.204411                 -                -        12.618048
   2.300                    7.958729          7.719456             8.206455         11.837484         7.398810        12.614209
   2.395                           -          7.710858             8.197295         11.756246         7.364543        12.538926
   2.400                           -                 -                    -         11.751987                -        12.534982
   2.450                    7.944551          7.706539             8.192025         11.709642         7.354507        12.498888
   2.550                    7.935282          7.696877             8.182448         11.625507         7.309474        12.428983
   2.600                           -                 -                    -                 -                -                -
   2.750                           -                 -                    -                 -                -                -
   2.850                           -                 -                    -                 -                -                -

PERSPECTIVE
 Standard Benefit           8.043093          7.801358             8.293497         12.788610         4.561194        13.233795
 Maximum Anniversary
    Value Benefit           7.305040          7.163840             7.214243          6.600081         6.684134         8.086699
 Earnings Protection
    Benefit                 7.466290          7.334070             7.678717          6.356681         6.593902         7.354777
 Combined Optional
    Benefits                7.860605          7.082829             7.776030          6.681749         6.834120         7.918406


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------    ---------------    ---------------
M&E CLASS
   2.295                          -                 -                 -                -                  -                  -
   2.300                  11.438686                 -                 -                -           6.903001                  -
   2.395                  11.370532                 -                 -                -           6.880133                  -
   2.400                  11.366992                 -                 -                -                  -                  -
   2.450                  11.330792                 -                 -                -           6.866950                  -
   2.550                  11.260062                 -                 -                -           6.843038                  -
   2.600                          -                 -                 -                -                  -                  -
   2.750                          -                 -                 -                -                  -                  -
   2.850                          -                 -                 -                -                  -                  -

PERSPECTIVE
 Standard Benefit         11.722072          2.999411         10.207599         8.265111           7.122504           8.436548
 Maximum Anniversary
    Value Benefit          8.734561                 -                 -                -          10.151034                  -
 Earnings Protection
    Benefit                7.901772          4.572431          8.837502         7.851446           8.468583           9.287579
 Combined Optional
    Benefits               8.329654                 -                 -                -          10.145743                  -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


               First Trust/JNL
               Pharmaceutical/    First Trust/JNL   First Trust/JNL     First Trust/JNL    First Trust/JNL   First Trust/JNL
                 Healthcare         Target 25        Target Small-Cap      Technology       The Dow Target    The Dow Target
              Sector Portfolio      Portfolio          Portfolio         Sector Portfolio   10 Portfolio       5 Portfolio
               --------------     -------------     --------------      ---------------    --------------    --------------
M&E CLASS
   1.150                  -         7.694899         11.499123                 -             7.723705                -
   1.250                  -                -                 -                 -                    -                -
   1.300                  -         7.654754         11.439054                 -             7.683342                -
   1.400                  -         7.628042         11.400019                 -             7.656581                -
   1.450                  -         7.614734         11.379346                 -             7.643239                -
   1.500                  -         7.601458         11.359481                 -             7.629879                -
   1.545                  -         7.589512         11.341637                 -             7.617883                -
   1.560                  -                -                 -                 -                    -                -
   1.570                  -         7.582908         11.331823                 -             7.611280                -
   1.575                  -                -                 -                 -             7.609920                -
   1.600                  -         7.574983         11.319915                 -             7.603312                -
   1.650                  -         7.561905         11.300144                 -             7.590132                -
   1.695                  -         7.549909         11.282442                 -             7.578159                -
   1.700                  -         7.548624         11.280664                 -             7.576898                -
   1.710                  -         7.545948         11.276524                 -             7.574174                -
   1.720                  -         7.543314         11.272596                 -             7.571521                -
   1.725                  -         7.541937         11.270546                 -             7.570209                -
   1.750                  -         7.535431         11.260826                 -             7.563562                -
   1.795                  -         7.523566                 -                 -                    -                -
   1.800                  -         7.522217         11.241144                 -             7.550238                -
   1.820                  -         7.516980         11.233375                 -             7.544852                -
   1.825                  -                -                 -                 -             7.544877                -
   1.845                  -         7.510468         11.223517                 -             7.538564                -
   1.850                  -                -                 -                 -             7.537483                -
   1.860                  -         7.506534         11.217641                 -             7.534527                -
   1.870                  -                -                 -                 -             7.531977                -
   1.900                  -         7.496072         11.201997                 -             7.524115                -
   1.950                  -                -                 -                 -                    -                -
   1.960                  -         7.480379         11.178559                 -             7.508358                -
   1.970                  -         7.477717         11.174567                 -             7.505843                -
   1.995                  -         7.471195         11.164894                 -             7.499182                -
   2.000                  -                -                 -                 -                    -                -
   2.010                  -         7.467488         11.159001                 -             7.495271                -
   2.020                  -                -                 -                 -                    -                -
   2.095                  -         7.445176         11.125917                 -             7.473054                -
   2.100                  -         7.443755         11.123464                 -             7.471826                -
   2.120                  -                -                 -                 -             7.466602                -
   2.145                  -         7.432174         11.106769                 -             7.459996                -
   2.150                  -                -                 -                 -                    -                -
   2.160                  -         7.428491         11.101408                 -             7.456139                -
   2.170                  -                -                 -                 -             7.453568                -
   2.200                  -         7.417994         11.085244                 -             7.445690                -
   2.260                  -         7.402456         11.062033                 -             7.430146                -
   2.270                  -                -                 -                 -             7.427479                -


                                                                                                         JPMorgan/JNL
                First Trust/JNL     Janus/JNL        Janus/JNL      Janus/JNL           Janus/JNL          Enhanced
                The S&P Target     Aggressive         Balanced       Capital             Global         S&P 500 Stock
                 10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                ---------------   --------------   -------------   --------------     -------------     --------------
M&E CLASS
   1.150           7.406712        18.096612        8.480604       13.758252              -               6.014019
   1.250                  -        17.958943               -               -              -                      -
   1.300           7.368071        17.890455        8.446724       13.601637              -               5.981396
   1.400           7.342352        17.754408        8.424185       13.498321              -               5.959746
   1.450           7.329569        17.686732        8.412989       13.446743              -               5.948932
   1.500           7.316761                -               -               -              -                      -
   1.545           7.305302        17.558833        8.391674               -              -                      -
   1.560                  -                -               -               -              -                      -
   1.570           7.298873        17.525476        8.386135       13.324100              -               5.923140
   1.575                  -        17.518754        8.384978       13.319006              -               5.922012
   1.600           7.291274        17.485415        8.379397       13.294304              -               5.916594
   1.650           7.278604        17.418678        8.368947       13.245644              -               5.905949
   1.695           7.267115        17.358951        8.358141               -              -               5.896359
   1.700           7.265835        17.357924        8.357052       13.190904              -               5.895241
   1.710           7.263340        17.339082        8.354833       13.182413              -               5.893102
   1.720           7.260790        17.325924        8.352692       13.172349              -               5.890918
   1.725                  -                -        8.351483               -              -               5.889902
   1.750           7.253216        17.286198        8.345909       13.142212              -               5.884550
   1.795           7.241880                -        8.335982               -              -               5.874957
   1.800           7.240564        17.220235        8.334761       13.091867              -               5.873873
   1.820           7.235522        17.194152        8.350076               -              -               5.869623
   1.825                  -        17.187528        8.349803               -              -               5.868587
   1.845           7.229191        17.161286        8.324762       13.047310              -               5.864303
   1.850                  -        17.154699        8.323644               -              -                      -
   1.860           7.225413        17.141412        8.321463       13.032076              -               5.861112
   1.870                  -        17.128543        8.319467       13.022334              -               5.859004
   1.900           7.215330        17.089419        8.311952       12.992503              -               5.852612
   1.950                  -        17.039081               -               -              -                      -
   1.960           7.200235        17.011186        8.299269       12.933081              -               5.839905
   1.970           7.197660        16.998250        8.297147               -              -               5.837788
   1.995           7.191429        16.965930        8.291526       12.898553              -               5.831577
   2.000                  -        16.959326        8.290475       12.893722              -               5.831430
   2.010           7.187558        16.946561        8.288186       12.883870              -               5.829421
   2.020                  -        16.933368        8.285962               -              -                      -
   2.095           7.166300        16.836580        8.269425       12.800440              -               5.811366
   2.100           7.165274        16.830382        8.269240       12.795633              -               5.810073
   2.120                  -        16.804788               -               -              -                      -
   2.145           7.153743        16.772591        8.258386               -              -                      -
   2.150                  -                -               -               -              -                      -
   2.160           7.150376        16.753138        8.255114       12.737147              -               5.797669
   2.170                  -                -        8.252912               -              -                      -
   2.200           7.140131                -               -               -              -                      -
   2.260           7.125293        16.625970        8.233087       12.640191              -               5.776693
   2.270                  -        16.613146        8.230861       12.630607              -               5.774609


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                         First Trust/JNL
                        Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                           Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                        Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                        ----------------   ---------------   ----------------   ---------------   ---------------   ---------------
M&E CLASS
        2.295                        -                 -                  -                 -          7.421097                -
        2.300                        -          7.392146          11.046695                 -          7.419708                -
        2.395                        -          7.367663          11.010072                 -          7.395217                -
        2.400                        -                 -                  -                 -                 -                -
        2.450                        -          7.353525          10.988979                 -          7.381102                -
        2.550                        -          7.327916          10.950660                 -          7.355307                -
        2.600                        -                 -                  -                 -                 -                -
        2.750                        -                 -                  -                 -                 -                -
        2.850                        -                 -                  -                 -                 -                -

PERSPECTIVE
 Standard Benefit             8.369873          7.627220          11.397940          4.018247          7.655846         6.284536
 Maximum Anniversary
    Value Benefit                    -         10.203046          10.607980                 -          9.009382                -
 Earnings Protection
    Benefit                   6.804344          8.783827           7.858532          5.639598          8.364607         7.930959
 Combined Optional
    Benefits                         -         10.197741          10.602448                 -          8.886626                -

                                                                                                               JPMorgan/JNL
                      First Trust/JNL      Janus/JNL       Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                      The S&P Target       Aggressive       Balanced        Capital            Global          S&P 500 Stock
                       10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                      ---------------    --------------  -------------   --------------    ---------------     --------------
M&E CLASS
   2.295                         -                -        8.225433                 -                  -                 -
   2.300                  7.115285        16.572781        8.224243         12.601654                  -          5.768312
   2.395                  7.091742                -        8.203498                 -                  -                 -
   2.400                         -                -               -                 -                  -                 -
   2.450                  7.078126        16.386595        8.191434                 -                  -          5.736957
   2.550                  7.053485                -        8.175679         12.363416                  -          5.716209
   2.600                         -                -               -                 -                  -                 -
   2.750                         -                -               -                 -                  -                 -
   2.850                         -                -               -                 -                  -                 -

PERSPECTIVE
 Standard Benefit         7.341535        14.692814        8.475471         10.506695          14.124415         10.641124
 Maximum Anniversary
    Value Benefit         9.110268         6.736929        9.231168          7.001300                  -         10.638142
 Earnings Protection
    Benefit               6.730994         6.208293        9.101975          6.061436                  -         10.635375
 Combined Optional
    Benefits              9.105530         7.060203        9.130198          7.063584                  -         10.632606


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   6.376038          11.165350         9.509779        10.735815        8.543937           8.510876
   1.250                          -          11.111502         9.463898                -               -                  -
   1.300                   6.329941          11.084665         9.441041        10.720403        8.532471           8.499200
   1.400                   6.299364          11.031153         9.395467        10.710227        8.524386           8.491241
   1.450                          -          11.004543         9.372805        10.705119        8.520287           8.487137
   1.500                          -                  -                -                -               -                  -
   1.545                          -          10.954076         9.329754                -        8.512568           8.479500
   1.560                          -                  -                -                -               -           8.478240
   1.570                          -          10.940860         9.318588        10.692737        8.510507           8.477377
   1.575                          -          10.938201         9.316631        10.692410        8.510134           8.477009
   1.600                   6.238794          10.924962         9.304998        10.689705        8.508117           8.474944
   1.650                          -          10.898491         9.282633        10.684549        8.503808           8.470894
   1.695                          -          10.874869         9.262348        10.682412        8.502417           8.468371
   1.700                   6.208688          10.872350         9.260210        10.684073        8.504044           8.469261
   1.710                   6.205617          10.867036         9.255677        10.678424        8.499022           8.466015
   1.720                          -          10.861808         9.251265        10.677389        8.498104           8.465208
   1.725                          -          10.859567         9.248954        10.677141        8.497842           8.464835
   1.750                          -          10.846025         9.237815        10.674302        8.495805           8.462769
   1.795                          -          10.822475         9.217778                -        8.490081                  -
   1.800                          -          10.819733         9.215515        10.669568        8.491674           8.458735
   1.820                          -          10.809364         9.206538        10.667420        8.490107           8.457132
   1.825                          -          10.806866         9.204265                -               -                  -
   1.845                          -          10.796296         9.195458        10.664875        8.488104           8.455055
   1.850                          -          10.793706         9.193596                -               -           8.454620
   1.860                   6.160820          10.788512         9.189103        10.663063        8.486830           8.453832
   1.870                          -          10.783276         9.184353        10.662244        8.486009           8.453082
   1.900                          -          10.767700         9.170208        10.658932        8.483579           8.450632
   1.950                          -          10.737674         9.145339                -               -                  -
   1.960                   6.131096          10.736445         9.144476        10.652851        8.478680           8.445639
   1.970                          -          10.731268         9.140070        10.652067        8.477876           8.444953
   1.995                          -          10.718531         9.129233        10.649283        8.480490           8.442939
   2.000                          -          10.715653         9.126872        10.649008               -           8.442537
   2.010                          -          10.710526         9.122402        10.647739        8.474634           8.441655
   2.020                          -          10.705361         9.117992        10.646947        8.473881           8.440888
   2.095                   6.091205          10.666573         9.087799        10.639290               -           8.434842
   2.100                          -          10.664408         9.080926                -               -           8.434437
   2.120                          -          10.653693         9.074012                -               -           8.432726
   2.145                          -          10.640830         9.063015        10.634179        8.463596           8.430801
   2.150                          -          10.638291         9.060847                -               -                  -
   2.160                          -          10.633110         9.056466        10.632444        8.462457           8.429580
   2.170                          -          10.627985         9.052049        10.631639               -                  -
   2.200                          -                  -                -        10.628556        8.459243           8.426388
   2.260                   6.042792          10.581805         9.012764        10.622519        8.454349           8.421511
   2.270                          -          10.576697         9.008413                -        8.453586           8.420702


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    7.704551             7.933415            7.062724          6.902335           13.284507      17.907821
   1.250                           -                    -                   -                 -                   -      17.771619
   1.300                    7.693225             7.921859            7.045454          6.885290           13.188533      17.703896
   1.400                    7.686093             7.914436            7.033701          6.873696           13.124902      17.569213
   1.450                    7.682435             7.910603            7.027742          6.868064           13.093306      17.502319
   1.500                           -                    -                   -                 -                   -              -
   1.545                    7.675464             7.903459            7.016715          6.857106           13.033201      17.375833
   1.560                    7.674366             7.902382                   -                 -           13.023725              -
   1.570                    7.673588             7.901420            7.013716          6.854327           13.017459      17.342612
   1.575                    7.673219             7.901203            7.012498          6.853776           13.014272      17.335988
   1.600                    7.671373             7.899248            7.010005          6.850755           12.998432      17.302766
   1.650                    7.667679             7.896068            7.004437          6.845220           12.966983      17.236758
   1.695                    7.666469             7.894550                   -                 -           12.939049      17.178061
   1.700                    7.664045             7.894705            6.998954          6.839162           12.936001      17.171331
   1.710                    7.663287             7.890934            6.997502          6.838327           12.929624      17.158216
   1.720                    7.662555             7.890146            6.569097          6.411190           12.923391      17.145055
   1.725                    7.662213             7.889806            6.994507                 -           12.920265      17.138565
   1.750                    7.660355             7.888114            6.993955          6.827428           12.904666      17.106111
   1.795                           -             7.884411                   -                 -           12.876569      17.047196
   1.800                    7.656721             7.884019            6.986654          6.828079           12.873498      17.040642
   1.820                    7.655154             7.882666            6.984523          6.826809           12.861043      17.014637
   1.825                    7.654874                    -            6.984417                 -           12.857855      17.008042
   1.845                    7.653378             7.880833            6.981668          6.822927           12.845475      16.982212
   1.850                    7.653036                    -            6.981181          6.822363           12.842153      16.976483
   1.860                    7.679687             7.879583            6.979939          6.821288           12.836190      16.962868
   1.870                    7.651584             7.878907            6.978824          6.820135           12.829943      16.949840
   1.900                    7.649334             7.876553            6.975280          6.816497           12.810883      16.911858
   1.950                    7.645670                    -                   -                 -           12.784769              -
   1.960                    7.644833             7.872034            6.968292          6.809831           12.774254      16.833767
   1.970                    7.644224             7.871346            6.967091          6.808456           12.768110      16.820884
   1.995                    7.642377             7.869451            6.964231          6.804591           12.752646      16.788863
   2.000                    7.642045                    -            6.963660          6.805302           12.749587      16.782481
   2.010                    7.641277             7.868258            6.962520          6.804171           12.743396      16.769514
   2.020                           -             7.867560            6.961367                 -           12.737207              -
   2.095                    7.635050             7.861875            6.952597          6.794646           12.690979      16.661132
   2.100                    7.634711             7.861522            6.950840                 -           12.688255      16.654435
   2.120                           -             7.859892            6.949873                 -           12.675956      16.629462
   2.145                    7.631303             7.858165            6.955062          6.788833           12.660755      16.597599
   2.150                           -                    -                   -                 -                   -      16.591285
   2.160                    7.630316             7.856981            6.945116          6.786164           12.651293      16.578749
   2.170                    7.629575             7.856234            6.943976                 -           12.645062              -
   2.200                    7.627358             7.853987                   -                 -           12.626809              -
   2.260                    7.622985             7.849422            6.933507          6.775880           12.590261      16.452490
   2.270                    7.622262             7.848720            6.932420          6.774764           12.584202              -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
       2.295                        -        10.563804         8.997612        10.619012                -                  -
       2.300                        -        10.561361         8.995352        10.618532         8.451150           8.418315
       2.395                 6.003411        10.512956         8.954087        10.608635         8.443523           8.410474
       2.400                        -        10.510431         8.952085                -                -                  -
       2.450                        -        10.484896         8.930448        10.603149         8.439064           8.406160
       2.550                        -        10.434434         8.887344        10.593579         8.431609           8.398081
       2.600                        -                -                -                -                -                  -
       2.750                        -                -                -                -                -                  -
       2.850                        -                -                -                -                -                  -

PERSPECTIVE
 Standard Benefit           10.140386         9.490049         9.328999        10.117585        10.309176          10.431527
 Maximum Anniversary
    Value Benefit           10.137837         8.925703         8.289865        10.114954        10.306490          10.428807
 Earnings Protection
    Benefit                 10.135198         8.409894         8.745938        10.112318        10.303808          10.426091
 Combined Optional
    Benefits                10.132562         8.946420         8.132322        10.109685        10.301130          10.423372


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
       2.295                   7.620373                  -            6.927810                 -         12.568729        16.408631
       2.300                   7.620033           7.846481            6.928973          6.773233         12.565915        16.402394
       2.395                   7.613158           7.839495            6.917884                 -         12.508366        16.283879
       2.400                          -                  -            6.917358                 -         12.505272        16.277502
       2.450                   7.609087           7.835117            6.910565                 -         12.475110        16.215467
       2.550                   7.601826           7.827609            6.900125          6.743170         12.417615        16.102260
       2.600                          -                  -                   -                 -                 -                -
       2.750                          -                  -                   -                 -         12.295342        15.848370
       2.850                          -                  -                   -                 -                 -                -

PERSPECTIVE
 Standard Benefit             10.617896          10.530011            7.033747          6.873855         10.576004        15.865999
 Maximum Anniversary
    Value Benefit             10.615108          10.527258            7.988248          7.459073         10.781362         9.863712
 Earnings Protection
    Benefit                   10.612345          10.524517            7.347073          7.281090         10.631724         9.699673
 Combined Optional
    Benefits                  10.609581          10.521775            7.681162          7.472579         10.700500         9.814222


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
 M&E CLASS
   1.150                13.502664         12.655683     10.938551       14.714245         9.450867         4.954798
   1.250                        -                 -             -               -                -                -
   1.300                13.348862         12.511886     10.957013       14.550426         9.343273         4.935853
   1.400                13.247334         12.427603     10.931355       14.439570         9.272503         4.922613
   1.450                13.196854         12.369371     10.930100       14.384672         9.236841         4.916061
   1.500                        -                 -             -               -                -                -
   1.545                13.101374         12.290118             -               -         9.170018         4.903187
   1.560                        -         12.275926             -               -         9.159571                -
   1.570                13.076469         12.267955     10.926670       14.253464         9.152598         4.900328
   1.575                13.071454         12.241647             -       14.248019                -         4.899675
   1.600                13.046346         12.229754     10.925844       14.220795         9.131642         4.896461
   1.650                12.996842         12.191360     10.924030       14.168546         9.096816         4.889919
   1.695                12.951857         12.150017             -       14.117839         9.065687         4.883949
   1.700                12.947286         12.126168             -       14.112658         9.062641         4.883357
   1.710                12.937458         12.136933     10.922817       14.101900         9.055328         4.882075
   1.720                12.927132         12.117061             -       14.091115         9.048403         4.880592
   1.725                12.922184         12.102092             -               -         9.045153         4.880164
   1.750                12.897995         12.079925             -               -         9.027987         4.876918
   1.795                12.853734         12.057628             -               -         8.996634                -
   1.800                12.848892         12.053880             -       14.005308         8.993243         4.870296
   1.820                12.829338                 -             -               -         8.979463         4.866727
   1.825                12.824561                 -             -               -         8.979289                -
   1.845                12.804761         12.012459             -       13.957336         8.962413         4.864510
   1.850                12.799867         11.996199             -               -         8.958974                -
   1.860                12.790090         11.998711     10.918863       13.941399         8.952138         4.862570
   1.870                12.780361         11.977877             -       13.930607         8.945585         4.861203
   1.900                12.751067         11.942357             -       13.898769         8.924806         4.857369
   1.950                12.702542                 -             -               -                -                -
   1.960                12.692775         11.907431     10.915944       13.835265         8.884037         4.849614
   1.970                12.683171         11.906722             -       13.824677         8.878574         4.848313
   1.995                12.658909         11.875665             -               -         8.860317                -
   2.000                12.654074         11.859462             -       13.792890                -         4.844433
   2.010                12.644440         11.862316             -               -         8.850211         4.843174
   2.020                12.634673         11.832656             -               -         8.843416                -
   2.095                12.562634         11.784525     10.912224               -         8.792940         4.831871
   2.100                12.575436                 -             -               -                -         4.827976
   2.120                12.538616                 -             -               -                -                -
   2.145                12.514817         11.740159             -       13.641233         8.759820         4.825469
   2.150                        -                 -             -       13.635949                -                -
   2.160                12.500465         11.726255             -               -                -                -
   2.170                        -                 -             -               -                -                -
   2.200                        -                 -             -               -                -                -
   2.260                12.405309         11.637723             -               -         8.682840         4.810937
   2.270                12.395880         11.608902             -               -         8.676172         4.809645




                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio   Growth Portfolio I  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
  1.150                  15.204304       9.239838          10.167376          8.568248        7.754044        8.159377
  1.250                          -              -                  -                 -               -               -
  1.300                  15.029165       9.174459          10.095480          8.555924        7.742899        8.147794
  1.400                  14.915166       9.131132          10.047834          8.547564        7.735693        8.140004
  1.450                  14.858219       9.109532          10.024096          8.543458        7.731251        8.136089
  1.500                          -              -                  -                 -               -               -
  1.545                  14.749850       9.068674           9.978728          8.533662               -        8.128677
  1.560                          -              -                  -                 -               -               -
  1.570                  14.722689       9.057934           9.967321          8.533650               -        8.126706
  1.575                  14.717035       9.055760           9.964971          8.530339               -        8.126292
  1.600                  14.688987       9.045108           9.953167          8.530512               -        8.124394
  1.650                  14.632985       9.024643           9.929718          8.524593        7.717087        8.121005
  1.695                  14.582771       9.004491           9.908544          8.520397        7.713612               -
  1.700                  14.577451       9.002352           9.906195          8.523056        7.713173               -
  1.710                  14.566155       8.998078           9.901510          8.522140        7.712526        8.115838
  1.720                  14.555000       8.993845           9.896817          8.521524        7.711774        8.115123
  1.725                  14.549446              -           9.894247          8.517859        7.711420               -
  1.750                  14.521556       8.981070           9.882798          8.519090               -        8.112736
  1.795                          -       8.961915           9.861776          8.512126               -               -
  1.800                  14.466362       8.959824           9.859424          8.511676               -        8.108805
  1.820                  14.444324       8.951378           9.850093          8.513238               -               -
  1.825                  14.443925              -                  -          8.509954               -               -
  1.845                  14.416783       8.940755           9.838464          8.511452        7.702548        8.105322
  1.850                  14.411217       8.938632           9.836109          8.507890        7.702099               -
  1.860                  14.400160       8.934404           9.831488          8.509931        7.701443        8.104183
  1.870                  14.389243       8.930043           9.919331          8.506275        7.700656        8.103359
  1.900                  14.356369       8.917539           9.812887          8.503618        7.698484        8.101061
  1.950                          -              -                  -                 -               -               -
  1.960                  14.290617       8.892211           9.785078          8.501787        7.694057        8.096403
  1.970                  14.279391       8.887995           9.780389          8.497920        7.693278        8.095829
  1.995                  14.252518       8.877479           9.768892          8.498944        7.691480               -
  2.000                  14.247904              -           9.766581          8.495596        7.691099               -
  2.010                  14.236229       8.871183           9.761947          8.497728        7.690368               -
  2.020                  14.225354              -                  -          8.494009               -               -
  2.095                  14.142872       8.835558           9.722762          8.490848               -               -
  2.100                  14.141815       8.833451           9.720461          8.487517               -               -
  2.120                  14.117180              -                  -                 -               -               -
  2.145                  14.090345              -           9.699798                 -               -               -
  2.150                  14.084852              -           9.697542                 -               -               -
  2.160                  14.074091       8.808411           9.692926          8.485515               -        8.080877
  2.170                  14.063368       8.804231           9.688298                 -               -        8.080104
  2.200                          -              -           9.674620          8.479262               -               -
  2.260                  13.967125       8.766804           9.647146          8.474346        7.671984        8.073167
  2.270                  13.956391       8.762642           9.642581                 -        7.671176               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                        PPM America/      PPM America/    PPM America/                        Putnam/JNL        Putnam/JNL
                        JNL High Yield     JNL Money       JNL Value       Putnam/JNL        International        Midcap
                        Bond Portfolio  Market Portfolio   Portfolio     Equity Portfolio  Equity Portfolio  Growth Portfolio
                        -------------     ------------    ------------    --------------     -------------     -------------
M&E CLASS
   2.295                  12.372231         11.606597             -                 -          8.656448                 -
   2.300                  12.367671         11.601107             -         13.480564          8.657143          4.805918
   2.395                  12.278043         11.518402             -                 -          8.593775          4.793641
   2.400                          -                 -             -                 -                 -          4.792963
   2.450                  12.226223         11.470125             -                 -          8.552510          4.786675
   2.550                  12.141023         11.380553             -                 -          8.492644          4.773797
   2.600                          -                 -             -                 -                 -                 -
   2.750                          -                 -             -                 -                 -                 -
   2.850                          -                 -             -                 -                 -                 -

PERSPECTIVE
 Standard Benefit         12.703777         12.177997     10.931352         12.088128          9.155374          4.922791
 Maximum Anniversary
    Value Benefit          9.992572          9.954580     10.928603          7.385109          7.985237          7.275079
 Earnings Protection
    Benefit               10.131827          9.969540     10.925848          6.948669          7.544136          6.375485
 Combined Optional
    Benefits              10.011542          9.932391     10.923097          7.529066          7.952950          7.320481


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio    Growth Portfolio I Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                        -        8.752301          9.631195                   -              -                -
   2.300                13.924410        8.750194          9.628911            8.471103       7.668912                -
   2.395                        -        8.710908          9.585741                   -              -                -
   2.400                        -        8.708920          9.583455                   -              -                -
   2.450                13.766002        8.688297          9.560798                   -       7.657951                -
   2.550                13.661166               -          9.515661            8.450795              -                -
   2.600                        -               -          9.493182                   -              -                -
   2.750                        -               -                 -                   -              -                -
   2.850                        -               -                 -                   -              -                -

PERSPECTIVE
 Standard Benefit       12.990466        9.131430     1    0.046943           10.446124      10.470313        10.471337
 Maximum Anniversary
    Value Benefit        7.881003        8.392490          9.162627           10.443408      10.468432        10.468606
 Earnings Protection
    Benefit              7.565227        7.865258          8.894066           10.440690      10.465713        10.465880
 Combined Optional
    Benefits             8.012879        8.115548          9.070491           10.437972      10.462984        10.463151

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150                8.305062            8.146720           9.906787               8.656812           16.087669
   1.250                       -                   -                  -                      -                   -
   1.300                8.246542            8.089230           9.836690               8.595263           15.904449
   1.400                8.207773            8.051149           9.790230               8.554407           15.783426
   1.450                8.188408            8.032153           9.767107               8.534233           15.723334
   1.500                       -                   -                  -                      -                   -
   1.545                8.151831            7.996216           9.723237               8.495787           15.609703
   1.560                       -                   -                  -                      -                   -
   1.570                8.142237            7.986784           9.711745               8.485670           15.566664
   1.575                8.140312            7.984910           9.709457                      -           15.605437
   1.600                8.130720            7.975487           9.697956               8.473398           15.544133
   1.650                8.111079            7.957421           9.674910               8.453539           15.486170
   1.695                       -            7.939760           9.654443                      -           15.432014
   1.700                8.092126            7.937913           9.652379               8.433409           15.425889
   1.710                8.088651            7.934168           9.647583               8.429411           15.413567
   1.720                8.085011            7.930427           9.643025               8.425402           15.412232
   1.725                8.082889            7.928544           9.640740                      -           15.393651
   1.750                       -            7.919246           9.629281                      -           15.367110
   1.795                       -                   -           9.608840               8.395189                   -
   1.800                8.054265            7.900520           9.606546                      -           15.308734
   1.820                8.046822            7.893080           9.597470               8.385090           15.285280
   1.825                8.044908            7.891219           9.595188                      -                   -
   1.845                       -            7.883781           9.586115               8.375481           15.256121
   1.850                       -            7.881891           9.583848               8.373485           15.250423
   1.860                8.031640            7.878193           9.579301               8.369531           15.238686
   1.870                8.027850            7.874472           9.574733               8.365533           15.227276
   1.900                8.016503            7.863316           9.561189                      -           15.192389
   1.950                       -                   -                  -               8.334007           15.134354
   1.960                7.993866            7.841085           9.534072               8.329698           15.122765
   1.970                7.990085            7.837228           9.529523               8.325347           15.111241
   1.995                       -            7.828134           9.518280                      -           15.082424
   2.000                       -                   -           9.516022                      -           15.076649
   2.010                       -                   -           9.511530               8.309985           15.065179
   2.020                       -                   -           9.507033                      -           15.053620
   2.095                7.943009            7.788130           9.473325                      -           14.967652
   2.100                       -            7.790307           9.471105                      -           14.960150
   2.120                       -                   -                  -                      -                   -
   2.145                       -            7.772918           9.450926                      -           14.911299
   2.150                       -                   -                  -                      -                   -
   2.160                7.918881            7.767405           9.444210               8.251049           14.893590
   2.170                7.915042            7.763745           9.439748               8.246985                   -
   2.200                       -            7.752752           9.426349                      -                   -
   2.260                7.881609            7.730808           9.399610               8.211792           14.780278
   2.270                7.877859            7.727167           9.395166               8.207973                   -

                 Salomon
              Brothers/JNL
             U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                & Quality          JNL Established     JNL Mid-Cap           Price/JNL
             Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
            ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150       15.545949            18.843575             21.449599         9.146925
   1.250               -                    -             21.286661                -
   1.300       15.368932            18.630366             21.205538         9.109982
   1.400       15.251987            18.488593             21.044157         9.085725
   1.450       15.193869            18.418249             20.964005         9.073605
   1.500               -                    -                     -                -
   1.545       15.084126            18.284999             20.812357         9.050589
   1.560               -            18.264079             20.788771         9.047004
   1.570       15.055285            18.250186             20.772844         9.044587
   1.575       15.049547            18.241916             20.805281         9.044030
   1.600       15.021478            18.208404             20.725565         9.037365
   1.650       14.963779            18.139067             20.646261         9.025273
   1.695       14.912285            18.076512             20.575578         9.014513
   1.700       14.906668            18.069911             20.567420         9.013288
   1.710       14.895208            18.056070             20.551889         9.010864
   1.720       14.883794            18.042354             20.536213         9.008520
   1.725       14.878167            18.035360             20.528334         9.007319
   1.750       14.849765            18.001343             20.489280         9.001257
   1.795       14.798802                    -             20.419061         8.990460
   1.800       14.793195            17.932489             20.411159         8.989119
   1.820       14.770654            17.904635             20.379661         8.984430
   1.825               -                    -             20.371222                -
   1.845       14.742430            17.870969             20.341165         8.978454
   1.850       14.736736            17.864040             20.333413         8.977216
   1.860       14.725546            17.850395             20.317945         8.974838
   1.870       14.714460            17.836781             20.302308         8.972478
   1.900       14.680658            17.796323             20.255872         8.965769
   1.950               -                    -             20.172119         8.951175
   1.960       14.613558            17.714716             20.163399         8.951058
   1.970       14.602426            17.701191             20.147953         8.948495
   1.995       14.574535            17.667455             20.107656         8.942557
   2.000       14.568970            17.660800             20.101795         8.941364
   2.010       14.557847            17.647203             20.086576         8.939024
   2.020       14.546713                    -             20.071106         8.936634
   2.095       14.463649            17.532849             19.956492         8.918678
   2.100       14.458169            17.526300             19.948892         8.916465
   2.120               -            17.499538             19.918409                -
   2.145       14.408593            17.466233             19.880541         8.906901
   2.150               -            17.459565             19.872891         8.905694
   2.160       14.392054            17.446137             19.857748         8.903300
   2.170       14.381557            17.432919             19.842451         8.900949
   2.200               -                    -                     -                -
   2.260       14.282581            17.313566             19.706674         8.879563
   2.270       14.271653                    -             19.691677         8.877114

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295                       -            7.718052               9.384041                     -         14.740812
   2.300                       -            7.716228               9.381825                     -         14.735037
   2.395                7.831573                   -               9.339723              8.159336         14.628773
   2.400                7.829721                   -               9.337499              8.157399                 -
   2.450                7.811293            7.661773               9.315433              8.138055         14.567400
   2.550                7.774490                   -               9.271417                     -         14.453684
   2.600                       -                   -                      -                     -                 -
   2.750                       -                   -                      -                     -                 -
   2.850                7.665325                   -                      -                     -                 -

PERSPECTIVE
 Standard Benefit       8.208062            8.051112               9.790162              8.554906         15.458010
 Maximum Anniversary
    Value Benefit       7.631374            7.688925               8.876505              7.782598         10.754497
 Earnings Protection
    Benefit             7.428557            7.408135               8.442281              7.287328         10.949031
 Combined Optional
    Benefits                   -            7.719684               8.740810                     -         10.542063

                             Salomon
                          Brothers/JNL
                         U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                            & Quality          JNL Established       JNL Mid-Cap         Price/JNL
                         Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                        ------------------    -----------------    ----------------   -------------------
M&E CLASS
        2.295             14.244464              17.267378           19.654024          8.871146
        2.300             14.238791              17.260762           19.646492          8.870089
        2.395             14.136024              17.135917           19.504651          8.847649
        2.400                     -              17.129327           19.497000                 -
        2.450             14.076619              17.064698           19.422077          8.833517
        2.550             13.962653              16.941095           19.275087          8.815018
        2.600                     -                      -                   -                 -
        2.750             13.758273                      -                   -                 -
        2.850                     -                      -                   -                 -

PERSPECTIVE
 Standard Benefit         14.695741              15.908477           16.992494          9.196032
 Maximum Anniversary
    Value Benefit         10.813020               7.700062            8.429058          8.383234
 Earnings Protection
    Benefit               11.280133               7.588166            7.912177          7.965692
 Combined Optional
    Benefits              10.546315               7.630275            8.193424          8.359337

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
               --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   1.150          110,104           60,212              115,709          70,730            167,394         143,943
   1.250                -                -               13,064           7,815                  -               -
   1.300          113,224           52,669              108,280          37,624             62,296          68,959
   1.400           31,732           23,506               51,311          40,998             79,381          45,251
   1.450           12,265            7,886               33,911          13,375             11,863          13,935
   1.500                -                -                    -               -                  -               -
   1.545            2,287                -                3,341           3,303              8,456           4,917
   1.560                -                -                    -               -                  -             484
   1.570            2,068            1,631               10,811           2,886             11,075           3,130
   1.575                -                -                    -               -                  -               -
   1.600            5,829           11,423               16,464           4,349             75,519           7,382
   1.650           10,164            2,123                1,639           3,778              2,572           7,329
   1.695              547                -                  457             375                  -             743
   1.700            6,740            4,908                5,948          12,515              7,961           5,136
   1.710          107,372           33,713               99,897          45,079            114,592          98,238
   1.720            4,285                -                1,193           8,426                364           7,071
   1.725                -                -                    -               -                  -               -
   1.750            1,958              840                    -             522              6,075              20
   1.795                -                -                1,345             465                  -             301
   1.800           23,244           15,131                2,526           3,655              3,746           2,025
   1.820            1,059              244                4,909           7,812                  -              36
   1.825                -                -                    -               -                  -               -
   1.845            5,096            9,816                8,037           6,832                  -           6,638
   1.850                -                -                    -               -                  -               -
   1.860           52,367            6,642               78,737          26,974            151,176          25,691
   1.870                -                -                    -               -                  -               -
   1.900            5,222           10,943                2,839           2,139              1,034           2,957
   1.950               65                -                    -               -                  -               -
   1.960           27,611            5,186               41,184          46,048             18,349          29,226
   1.970                -                -                    -               -                  -               -
   1.995            1,155              659                1,172           1,845              2,240           5,969
   2.000                -                -                1,959           1,960                  -           2,066
   2.010            2,647                -                  717             310                298               -
   2.020                -                -                    -               -                  -               -
   2.095            5,578            5,956                5,812           2,468              5,997           7,701
   2.100                -                -                    -              54                  -               -
   2.120                -                -                    -             415                  -           1,053
   2.145                -                -                2,120               -                  -               -
   2.150                -                -                    -               -                  -               -
   2.160            2,644            1,326                  741           3,581              1,383           2,876
   2.170                -                -                    -               -                  -               -
   2.200                -                -                    -               -                  -               -
   2.260            2,955            1,241                1,762           1,254              2,860          12,499
   2.270                -                -                    -               -                  -               -


                   Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                   SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
               Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
               ---------------    --------------    ---------------    --------------    ---------------    ---------------
M&E CLASS
   1.150         110,384              -                -                  -                 690,608            -
   1.250               -              -                -                  -                       -            -
   1.300          59,693              -                -                  -                 240,286            -
   1.400          48,295              -                -                  -                  97,239            -
   1.450           5,159              -                -                  -                  43,257            -
   1.500               -              -                -                  -                  20,346            -
   1.545           2,650              -                -                  -                  25,238            -
   1.560             285              -                -                  -                       -            -
   1.570           4,551              -                -                  -                  28,141            -
   1.575               -              -                -                  -                       -            -
   1.600          35,774              -                -                  -                  15,848            -
   1.650           3,675              -                -                  -                 112,272            -
   1.695           2,173              -                -                  -                  12,655            -
   1.700          14,218              -                -                  -                  18,019            -
   1.710          72,682              -                -                  -                 510,581            -
   1.720           2,704              -                -                  -                  12,109            -
   1.725               -              -                -                  -                       -            -
   1.750           6,034              -                -                  -                   2,532            -
   1.795               -              -                -                  -                       -            -
   1.800           2,028              -                -                  -                  37,631            -
   1.820              23              -                -                  -                     264            -
   1.825               -              -                -                  -                       -            -
   1.845             426              -                -                  -                  28,402            -
   1.850               -              -                -                  -                       -            -
   1.860          37,933              -                -                  -                 282,233            -
   1.870               -              -                -                  -                       -            -
   1.900           1,222              -                -                  -                 105,903            -
   1.950             893              -                -                  -                       -            -
   1.960          15,846              -                -                  -                 123,531            -
   1.970               -              -                -                  -                       -            -
   1.995             882              -                -                  -                   2,235            -
   2.000             754              -                -                  -                       -            -
   2.010           7,857              -                -                  -                  11,910            -
   2.020               -              -                -                  -                       -            -
   2.095           3,042              -                -                  -                     854            -
   2.100               -              -                -                  -                       -            -
   2.120             361              -                -                  -                       -            -
   2.145             171              -                -                  -                     196            -
   2.150               -              -                -                  -                       -            -
   2.160           1,400              -                -                  -                   6,679            -
   2.170               -              -                -                  -                       -            -
   2.200               -              -                -                  -                   1,408            -
   2.260           8,555              -                -                  -                  19,941            -
   2.270               -              -                -                  -                       -            -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                             AIM/              AIM/                 AIM/                            Alliance
                        JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
                       Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
                       --------------       ------------        ------------    ------------     ------------      ------------
M&E CLASS
        2.295                      -                  -                  10               -              -             1,314
        2.300                  3,552              2,816               5,720           3,693             316             2,161
        2.395                      -              3,581               4,314           4,707           1,794             4,607
        2.400                      -                  -                   -               -               -                 -
        2.450                  2,052                  -                 438           1,110              28             4,863
        2.550                  3,028              1,143                 581           1,783             570               421
        2.600                      -                  -                   -               -               -                 -
        2.750                      -                  -                   -               -               -                 -
        2.850                      -                  -                   -               -               -                 -

PERSPECTIVE
 Standard Benefit            257,926            331,809             822,117      10,831,130       4,300,783         3,659,294
 Maximum Anniversary
    Value Benefit              5,990             10,363               5,112          30,756          34,178             8,465
 Earnings Protection
    Benefit                    1,198              5,503               2,139          34,641          24,493            24,346
 Combined Optional
    Benefits                     437              2,331               2,341           1,332          13,895             2,483
                       --------------       ------------        ------------    ------------    ------------       ------------

 Total                       812,401            613,601           1,458,657      11,266,739       5,110,688         4,213,530
                       ==============       ============        ============    ============    ============       ============


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   2.295                          -                 -                -                   -                  -                 -
   2.300                      2,554                 -                -                   -             40,824                 -
   2.395                        526                 -                -                   -              3,440                 -
   2.400                          -                 -                -                   -                  -                 -
   2.450                      1,266                 -                -                   -             65,412                 -
   2.550                        524                 -                -                   -             11,181                 -
   2.600                          -                 -                -                   -                  -                 -
   2.750                          -                 -                -                   -                  -                 -
   2.850                          -                 -                -                   -                  -                 -

PERSPECTIVE
 Standard Benefit         4,636,439         1,953,721          692,179           1,660,329          1,663,442         1,079,249
 Maximum Anniversary
    Value Benefit             8,500                 -                -                   -              2,671                 -
 Earnings Protection
    Benefit                  15,417            55,402           38,427              58,159             51,859            38,703
 Combined Optional
    Benefits                  5,505                 -                -                   -                  -                 -
                       ---------------    --------------    ---------------    --------------    ---------------    ---------------

 Total                    5,120,401         2,009,123          730,606           1,718,488          4,289,147         1,117,952
                       ===============    ==============    ===============    ==============    ===============    ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                First Trust/JNL
               Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                  Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
               Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
               ----------------   ---------------   ----------------   ---------------   ---------------   ---------------
M&E CLASS
   1.150                -           736,121            481,052             -                952,638             -
   1.250                -                 -                  -             -                      -             -
   1.300                -           275,854            176,927             -                492,647             -
   1.400                -           125,186             66,919             -                217,395             -
   1.450                -            49,772             30,995             -                105,586             -
   1.500                -            18,806             13,243             -                 20,290             -
   1.545                -            39,076             21,069             -                 36,225             -
   1.560                -                 -                  -             -                      -             -
   1.570                -            28,624             18,106             -                 39,723             -
   1.575                -                 -                  -             -                      -             -
   1.600                -            22,745             12,903             -                 50,517             -
   1.650                -           131,844             68,859             -                161,416             -
   1.695                -            15,874              8,969             -                 16,361             -
   1.700                -            28,063             11,062             -                 30,811             -
   1.710                -           665,655            329,371             -                661,018             -
   1.720                -            18,439             10,269             -                 31,707             -
   1.725                -                 -                  -             -                      -             -
   1.750                -            17,971              4,243             -                 20,325             -
   1.795                -               736                  -             -                      -             -
   1.800                -            42,025             22,604             -                 69,768             -
   1.820                -             1,707                175             -                  2,041             -
   1.825                -                 -                  -             -                      -             -
   1.845                -            31,310             20,999             -                 47,649             -
   1.850                -                 -                  -             -                      -             -
   1.860                -           317,029            189,004             -                410,448             -
   1.870                -                 -                  -             -                      -             -
   1.900                -           122,404             69,727             -                145,043             -
   1.950                -                 -                  -             -                      -             -
   1.960                -           119,222             82,650             -                160,380             -
   1.970                -                 -                  -             -                      -             -
   1.995                -            12,500              4,926             -                 37,396             -
   2.000                -                 -                  -             -                      -             -
   2.010                -            15,004              7,514             -                 16,709             -
   2.020                -                 -                  -             -                      -             -
   2.095                -               818                551             -                  2,848             -
   2.100                -               444                307             -                    467             -
   2.120                -                 -                  -             -                  1,300             -
   2.145                -             3,477                772             -                  5,032             -
   2.150                -                 -                  -             -                      -             -
   2.160                -            19,069              4,280             -                 22,624             -
   2.170                -                 -                  -             -                      -             -
   2.200                -             1,355                936             -                  1,490             -
   2.260                -            34,391             14,164             -                 29,155             -
   2.270                -                 -                  -             -                      -             -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                                                       JPMorgan/JNL
             First Trust/JNL      Janus/JNL       Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
             The S&P Target       Aggressive       Balanced        Capital            Global          S&P 500 Stock
              10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
             ---------------    --------------  -------------   --------------    ---------------     --------------
M&E CLASS
   1.150        740,159           36,898         231,323          26,363             -                     93,034
   1.250              -            6,558               -               -             -                          -
   1.300        280,949           18,820         176,271          10,395             -                     40,511
   1.400        119,934           23,094          79,128          22,402             -                     69,803
   1.450         53,406           19,568          17,199           8,459             -                     31,019
   1.500         18,432                -               -               -             -                          -
   1.545         30,184               66           6,710               -             -                          -
   1.560              -                -               -               -             -                          -
   1.570         29,641            2,642           3,436           3,396             -                      2,172
   1.575              -                -               -               -             -                          -
   1.600         20,320            3,250          25,293             348             -                      7,549
   1.650        112,926            1,820          21,694           1,208             -                      6,342
   1.695         14,635              687           2,363               -             -                      1,422
   1.700         15,856            4,212          17,956             582             -                     22,441
   1.710        528,998           16,236          96,057          20,669             -                    570,485
   1.720         12,364            3,494          15,690               -             -                     25,566
   1.725              -                -               -               -             -                          -
   1.750         13,236            1,229           7,283           1,659             -                     12,974
   1.795            416                -             390               -             -                      1,692
   1.800         33,144              458           8,903           1,903             -                     10,140
   1.820            241              509               -               -             -                      4,201
   1.825              -                -               -               -             -                          -
   1.845         29,281            2,277           8,262             185             -                      3,534
   1.850              -                -               -               -             -                          -
   1.860        276,246           38,399          90,759           7,157             -                     62,361
   1.870              -                -               -               -             -                          -
   1.900        104,871              536           3,478           1,275             -                     18,439
   1.950              -               16               -               -             -                          -
   1.960        124,970            7,823          39,159           7,569             -                      9,986
   1.970              -                -               -               -             -                          -
   1.995          9,344            1,831          11,925             344             -                        118
   2.000              -              527           1,420               -             -                          -
   2.010         11,231            1,430           2,056           1,553             -                        621
   2.020              -                -               -               -             -                          -
   2.095            839              287           5,827             583             -                      2,255
   2.100            436                -              89               -             -                        575
   2.120              -              321               -               -             -                          -
   2.145          1,689              993               -               -             -                          -
   2.150              -                -               -               -             -                          -
   2.160          5,320              196           4,099           4,814             -                      2,996
   2.170              -                -               -               -             -                          -
   2.200          1,256                -               -               -             -                          -
   2.260         26,507              572           4,112           1,517             -                      5,672
   2.270              -                -               -               -             -                          -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                        First Trust/JNL
                       Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                          Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                       Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------      ------------        ------------     ------------
M&E CLASS
   2.295                           -               -                   -                 -                  817                -
   2.300                           -          49,907              26,444                 -               52,769                -
   2.395                           -           3,434               2,747                 -                3,724                -
   2.400                           -               -                   -                 -                    -                -
   2.450                           -          62,263              42,088                 -               67,025                -
   2.550                           -           9,175               6,071                 -                9,589                -
   2.600                           -               -                   -                 -                    -                -
   2.750                           -               -                   -                 -                    -                -
   2.850                           -               -                   -                 -                    -                -

PERSPECTIVE
 Standard Benefit          2,094,390       1,813,423           1,570,798         3,471,994            6,515,857        1,205,985
 Maximum Anniversary
    Value Benefit                  -           2,788               2,717                 -               20,134                -
 Earnings Protection
    Benefit                  110,535          84,761             104,369            98,062              100,301           58,973
 Combined Optional
    Benefits                       -               -                   -                 -                2,541                -
                       --------------      ------------        ------------      ------------        ------------     ------------

 Total                     2,204,925       4,921,272           3,427,830         3,570,056           10,561,766        1,264,958
                       ==============      ============        ============      ============        ============     ============

                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------

M&E CLASS
   2.295                           -                    -             739               -                 -                    -
   2.300                      37,336                  377          10,789           1,389                 -               14,060
   2.395                       3,373                    -             461               -                 -                    -
   2.400                           -                    -               -               -                 -                    -
   2.450                      63,218                  129           9,076               -                 -                4,002
   2.550                       9,199                    -              69             724                 -                1,101
   2.600                           -                    -               -               -                 -                    -
   2.750                           -                    -               -               -                 -                    -
   2.850                           -                    -               -               -                 -                    -

PERSPECTIVE
 Standard Benefit          2,794,216           11,223,192       5,839,788      11,407,014        12,349,379               83,108
 Maximum Anniversary
    Value Benefit              2,754                3,819          39,656           5,601                 -                    -
 Earnings Protection
    Benefit                  112,330               31,227          36,997          21,474                 -                    -
 Combined Optional
    Benefits                       -                2,823           4,540             173                 -                    -
                       --------------         ------------    ------------    ------------      ------------         ------------

Total                      5,639,257           11,456,316       6,822,997      11,558,756        12,349,379            1,108,179
                       ==============         ============    ============    ============      ============         ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   1,450             198,629          216,551          221,612          175,966             251,940
   1.250                       -               9,920           11,185                -                -                   -
   1.300                   3,289             154,000          123,077           96,757          140,393             172,520
   1.400                   2,171              70,519           72,723           66,903           55,369              63,727
   1.450                       -              31,702           52,324           48,780           59,645              54,166
   1.500                       -                   -                -                -                -                   -
   1.545                       -               6,664            4,788                -            2,229               4,047
   1.560                       -                   -                -                -                -                 775
   1.570                       -               2,324            4,553            7,332            5,957               9,299
   1.575                       -                   -                -                -                -                   -
   1.600                     481              13,009           12,920           58,570           41,950              51,862
   1.650                       -              17,546           15,376           17,580           17,860              22,177
   1.695                       -               2,042            4,088            1,049            2,091               6,475
   1.700                   1,502              11,098           11,809            5,947           14,043              12,927
   1.710                  11,507             142,885          225,127          210,570          167,453             216,340
   1.720                       -              17,726           14,209            6,123           17,104              15,280
   1.725                       -                   -                -                -                -                   -
   1.750                       -               1,530            4,543           34,856            5,612               7,603
   1.795                       -               1,121            1,043                -               61                   -
   1.800                       -              12,213            5,535            7,401            4,617               4,399
   1.820                       -               7,851            8,993            2,556            1,308               1,111
   1.825                       -                   -                -                -                -                   -
   1.845                       -               9,446           19,507           11,168            2,375               3,345
   1.850                       -                   -                -                -                -                   -
   1.860                     675             118,377          116,883          166,168          164,277             219,769
   1.870                       -                   -                -                -            7,768               9,865
   1.900                       -               9,730           13,114           13,252            6,948              10,241
   1.950                       -                  50               57                -                -                   -
   1.960                   2,737              39,620           42,406           35,329           42,201              60,563
   1.970                       -                   -                -                -                -                   -
   1.995                       -               3,443            3,027           17,728               49               9,094
   2.000                       -               1,761            4,346                -                -                 602
   2.010                       -               9,627           10,575            4,124            4,804               2,594
   2.020                       -                   -                -                -                -                   -
   2.095                   6,476               7,564            7,521            2,296                -               1,497
   2.100                       -                 114               71                -                -                   -
   2.120                       -                 770            1,017                -                -                 633
   2.145                       -               3,964            4,720           16,587              138                 138
   2.150                       -                   -                -                -                -                   -
   2.160                       -              10,164            8,404            5,567            2,710               3,033
   2.170                       -                   -                -                -                -                   -
   2.200                       -                   -                -            1,042            1,377               1,423
   2.260                     310               9,524            8,943           11,145           15,103              19,998
   2.270                       -                   -                -                -                -                   -

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    508,853               203,149            321,692           111,024            813,642         206,144
   1.250                          -                     -                  -                 -                  -           6,538
   1.300                    363,354               152,424            153,885            63,660            441,234         165,008
   1.400                    180,736                66,645            119,483            36,091            184,175         114,414
   1.450                    154,134                38,057             29,061             5,052             97,236          18,956
   1.500                          -                     -                  -                 -                  -               -
   1.545                      4,153                 2,031             15,294             3,396             23,571           1,033
   1.560                        834                   828                  -                 -              1,038               -
   1.570                     23,061                 5,420              4,749             2,181             46,377           9,871
   1.575                          -                     -                  -                 -                  -               -
   1.600                     76,112                48,404             46,276             1,490             47,963           5,408
   1.650                     29,303                29,303             15,407             9,368             52,548           8,482
   1.695                      2,379                 4,666                  -                 -             10,638           2,145
   1.700                     49,124                 9,013             22,855             2,195             81,007          28,301
   1.710                    405,146               199,123            156,251            47,078            749,211         256,702
   1.720                     17,179                 2,759                182                71             31,172           6,028
   1.725                          -                     -                  -                 -                  -               -
   1.750                     29,162                 7,372              1,933               935             31,909           2,071
   1.795                          -                   226                  -                 -                904           1,620
   1.800                      9,671                 4,018              6,573             4,425             30,041           7,780
   1.820                      1,640                 1,193                490                37             10,924             580
   1.825                          -                     -                  -                 -                  -               -
   1.845                     16,925                 3,527              3,319             3,180            111,887           5,038
   1.850                          -                     -                  -                 -                  -               -
   1.860                    301,613               212,147            135,922            22,326            285,005          92,571
   1.870                     13,070                10,484                  -                 -                  -               -
   1.900                     27,953                 9,741              8,701             4,986             51,265           2,978
   1.950                      2,760                     -                  -                 -                 67               -
   1.960                    102,302                55,753             32,807            11,427            196,657          34,008
   1.970                          -                     -                  -                 -                  -               -
   1.995                     29,098                11,139              2,873               262             14,902           4,960
   2.000                        645                     -                  -                 -             11,669           2,622
   2.010                      3,132                 6,468              2,789               333              7,516               -
   2.020                          -                     -                  -                 -                  -               -
   2.095                      3,387                 1,538              4,327               920             22,994           4,116
   2.100                          -                     -                 94                 -                 60               -
   2.120                          -                   654              1,131                 -              1,349             369
   2.145                        149                 1,078                124               266              2,736           4,362
   2.150                          -                     -                  -                 -                  -               -
   2.160                      2,617                15,776              1,129                90             11,063             536
   2.170                          -                     -                  -                 -                  -               -
   2.200                      2,140                 1,525                  -                 -                360               -
   2.260                     31,716                16,696              5,575             3,085             38,876          17,989
   2.270                          -                     -                  -                 -                  -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                           -               280              310               966               -                -
   2.300                           -             8,407           12,440            12,211           8,639           11,352
   2.395                       3,358             4,872            4,585               232             287              284
   2.400                           -                 -                -                 -               -                -
   2.450                           -             6,482            7,175             4,783           3,184            2,535
   2.550                           -             2,589            2,534               616             451            2,243
   2.600                           -                 -                -                 -               -                -
   2.750                           -                 -                -                 -               -                -
   2.850                           -                 -                -                 -               -                -

PERSPECTIVE
 Standard Benefit             22,509         1,945,294        2,022,206            79,158          30,077           87,434
 Maximum Anniversary
    Value Benefit                  -            17,502            3,935                 -               -                -
 Earnings Protection
    Benefit                        -             5,755            8,171                 -               -                -
 Combined Optional
    Benefits                       -               476               81                 -               -                -
                          -------------     ------------     ------------    --------------   --------------    --------------

                              56,465         2,916,590        3,090,872        1,168,408        1,002,046        1,341,291
                          =============     ============     ============    ==============   ==============    ==============

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   2.295                          2,599                  -                  12                 -              1,983            2,250
   2.300                         40,875             14,689              30,620               421             56,930           10,553
   2.395                            314                955               3,945                 -              3,013            1,000
   2.400                              -                  -                   -                 -                  -                -
   2.450                         21,236              3,087               2,896                 -             36,569            8,384
   2.550                         21,113              2,245               2,813             1,039             15,350            2,099
   2.600                              -                  -                   -                 -                  -                -
   2.750                              -                  -                   -                 -                216                -
   2.850                              -                  -                   -                 -                  -                -

PERSPECTIVE
 Standard Benefit               212,193             57,890           2,229,767           596,099          6,035,970       11,302,837
 Maximum Anniversary
    Value Benefit                     -                  -              13,107             4,981             14,587           62,497
 Earnings Protection
    Benefit                      25,100                  -              16,677            14,422             11,568           40,644
 Combined Optional
    Benefits                          -                  -               5,471             1,783              4,196            7,242
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

 Total                        2,715,778          1,200,023           3,398,230           952,623          9,590,378       12,448,136
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)



                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150                291,239           540,701         1,938         22,207            98,850            96,014
   1.250                      -                 -             -              -                 -                 -
   1.300                124,707           280,391         3,824          9,642            95,683            97,140
   1.400                 64,076           126,368         4,144          5,683            73,013            24,404
   1.450                 32,045            55,558           166         18,472            21,232             9,542
   1.500                      -                 -             -              -                 -                 -
   1.545                  2,634             7,315             -              -             4,655               182
   1.560                      -                 -             -              -               713                 -
   1.570                  3,542             1,174           952          1,509             3,268             2,328
   1.575                      -                 -             -              -                 -                 -
   1.600                 29,771            28,058           685          1,170            42,530             9,289
   1.650                  8,358            94,690           449            257             2,847             8,031
   1.695                    208             9,956             -            266             4,606               765
   1.700                  9,786           119,519             -          3,491             5,498            11,094
   1.710                115,052           207,572         1,213         15,678            83,070            53,866
   1.720                  4,134             6,250             -              -             3,916               475
   1.725                      -                 -             -              -                 -                 -
   1.750                 20,347             6,963             -              -             1,473               442
   1.795                    432             7,473             -              -             1,257                 -
   1.800                 13,971            17,529             -         14,451             3,697             6,052
   1.820                  2,098                 -             -              -            12,303                32
   1.825                      -                 -             -              -                 -                 -
   1.845                  5,646             9,287             -            705                 -             6,201
   1.850                      -                 -             -              -                 -                 -
   1.860                 57,468           350,802         1,487          2,949           102,860            21,834
   1.870                      -                 -             -              -                 -                 -
   1.900                  2,548            16,246             -          9,237             3,692             9,909
   1.950                    819                 -             -              -                 -                 -
   1.960                 67,853           104,785         1,381          4,337            58,569            35,705
   1.970                      -                 -             -              -                 -                 -
   1.995                  6,399            20,594             -              -             1,234                 -
   2.000                  3,873                 -             -            365                 -               953
   2.010                    973             3,669             -              -             1,378             4,186
   2.020                      -                 -             -              -                 -                 -
   2.095                 16,391             2,523         1,135              -             8,505                 -
   2.100                     20                 -             -              -                 -                55
   2.120                  1,036                 -             -              -                 -                 -
   2.145                  1,879             5,110             -          2,109               888               125
   2.150                      -                 -             -              -                 -                 -
   2.160                  3,269            10,587             -              -                 -                 -
   2.170                      -                 -             -              -                 -                 -
   2.200                      -                 -             -              -                 -                 -
   2.260                 12,902            12,014             -              -             1,703             7,001
   2.270                      -                 -             -              -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   1.150               69,138           703,200           1,273,119           324,746         57,017          129,059
   1.250                    -                 -                   -                 -              -                -
   1.300               43,465           195,835             747,818           298,650         16,832          108,156
   1.400               27,589           230,240             253,103           101,997          5,324           11,594
   1.450               35,018            28,707             100,482            18,745            312           21,207
   1.500                    -                 -                   -                 -              -                -
   1.545                4,743             2,407              27,490               316              -            7,566
   1.560                    -                 -                   -                 -              -                -
   1.570               10,746            12,362              59,548           116,290              -            2,234
   1.575                    -                 -                   -                 -              -                -
   1.600                3,051            50,136              95,622            19,064              -           48,397
   1.650                4,601             7,596             138,569            12,939          1,177               50
   1.695                  529             1,028              23,395             2,985          1,864                -
   1.700                2,639            54,036             101,162             3,180          1,436                -
   1.710               69,950           388,307             948,266           314,250         46,327           23,019
   1.720                4,480             9,010              76,395            25,486         15,850                -
   1.725                    -                 -                   -                 -              -                -
   1.750                3,200             2,486              53,886               745              -              744
   1.795                    -               716              15,052               396              -                -
   1.800               18,253            13,198              51,178            41,389              -              669
   1.820                  253            28,499              27,345             5,779              -                -
   1.825                    -                 -                   -                 -              -                -
   1.845                3,958            22,896              55,711            16,835         22,779           22,074
   1.850                    -                 -                   -                 -              -                -
   1.860               58,132           247,080             533,868           128,474         36,938           49,126
   1.870                    -                 -                   -                 -              -                -
   1.900               11,806             4,800              82,215             3,061          5,187              981
   1.950                    -                 -                   -                 -              -                -
   1.960               24,452           172,156             362,628            75,715         10,348          109,576
   1.970                    -                 -                   -                 -              -                -
   1.995                2,316               612              59,538             1,976          7,241                -
   2.000                  300                 -              13,461                 -              -                -
   2.010                1,705             3,484               3,913            16,277          7,868                -
   2.020                    -                 -                   -                 -              -                -
   2.095                  305            12,660              10,828               978              -                -
   2.100                    -                 -               7,789                 -              -                -
   2.120                  871                 -                   -                 -              -                -
   2.145                6,034                 -              20,607                 -              -                -
   2.150                    -                 -                   -                 -              -                -
   2.160                6,387             3,963              81,492            11,266              -            2,759
   2.170                    -                 -                   -                 -              -                -
   2.200                    -                 -               7,388               524              -                -
   2.260                9,264             9,117              50,843            79,351         13,621            1,644
   2.270                    -                 -                   -                 -             -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295                          1,066           1,209           -                  -               10                -
   2.300                         22,223          59,826           -                290            3,880            7,185
   2.395                          6,392           3,289           -                  -            5,444           11,129
   2.400                              -               -           -                  -                -                -
   2.450                          4,415          25,633           -                  -               43              514
   2.550                          2,305           5,001           -                  -            1,676            3,493
   2.600                              -               -           -                  -                -                -
   2.750                              -               -           -                  -                -                -
   2.850                              -               -           -                  -                -                -

PERSPECTIVE
 Standard Benefit             8,221,752       7,961,450      30,771         11,426,408        6,591,626        2,256,106
 Maximum Anniversary
    Value Benefit                27,787          16,117           -              6,422            5,700            3,568
 Earnings Protection
    Benefit                      16,254         177,305           -             19,523           18,179           23,246
 Combined Optional
    Benefits                      4,217           1,349           -              1,037            5,535            1,358
                          -------------     ------------   ------------   --------------    -------------    -------------

                            9,209,887        10,296,313      48,145         11,566,208        7,269,533        2,712,224
                          =============     ============   ============   ==============    =============    =============

                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                           -        2,495              7,271                 -             -               -
   2.300                       2,755            -             29,802             2,096           862               -
   2.395                           -          494              5,769                 -             -               -
   2.400                           -            -                  -                 -             -               -
   2.450                         506       61,814             81,460                 -         1,375               -
   2.550                       1,248            -              5,080             4,558             -               -
   2.600                           -            -              7,169                 -             -               -
   2.750                           -            -                  -                 -             -               -
   2.850                           -            -                  -                 -             -               -

PERSPECTIVE
 Standard Benefit         13,958,334    7,814,916         16,064,876            26,462         1,932           7,572
 Maximum Anniversary
    Value Benefit             42,671        6,312            102,423                 -             -               -
 Earnings Protection
    Benefit                   40,676       42,553            107,681                 -             -               -
 Combined Optional
    Benefits                   5,738        6,585             29,183                 -             -               -
                      --------------  ----------------   --------------     -------------   -------------   -------------

Total                     14,475,113   10,139,700         21,723,425         1,654,530       254,290         546,427
                      ==============  ================   ==============     =============   =============   =============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)



                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150               173,536              418,949            2,128,050             165,737              82,513
   1.250                     -                    -                    -                   -                   -
   1.300                77,031              207,081            1,064,743              74,652              70,227
   1.400                62,697              105,602              753,526              17,702              40,592
   1.450                10,640               38,840              139,370              29,769              17,267
   1.500                     -                    -                    -                   -                   -
   1.545                 5,611               65,085               32,796               1,170               1,390
   1.560                     -                    -                    -                   -                   -
   1.570                 3,949               19,882               63,640               2,559                 939
   1.575                     -                    -                    -                   -                   -
   1.600                 1,976                9,652              160,118                 448               9,977
   1.650                 6,581               30,190               57,570               1,096               6,358
   1.695                     -                1,191               51,499                   -                 248
   1.700                   733               30,006              145,834              17,011               5,277
   1.710               126,761              275,146            1,102,927              93,287              68,312
   1.720                   465               25,731               84,863               5,173               6,363
   1.725                     -                    -                    -                   -                   -
   1.750                     -                3,516               17,153                   -                 495
   1.795                     -                    -                6,265                   -                   -
   1.800                 4,695                  686               33,691                   -               7,862
   1.820                 3,258                8,149               17,347                 228               1,302
   1.825                     -                    -                    -                   -                   -
   1.845                     -                1,552               97,686               3,507               2,901
   1.850                     -                    -                    -                   -                   -
   1.860               141,261              195,936            1,562,842              13,184                   -
   1.870                     -                    -                    -                   -              27,625
   1.900                   692               11,336               78,119                   -               1,627
   1.950                     -                    -                    -                 198                 686
   1.960                14,127               66,163              495,678              26,949               9,686
   1.970                     -                    -                    -                   -                   -
   1.995                     -               10,603               58,437                   -               6,213
   2.000                     -                    -                9,632                   -                   -
   2.010                     -                    -               20,701               1,366               1,079
   2.020                     -                    -                    -                   -                   -
   2.095                   642                5,161               10,063                   -               2,486
   2.100                     -                6,439                5,374                   -                  51
   2.120                     -                    -                    -                   -                   -
   2.145                     -                2,511               21,956                   -                 398
   2.150                     -                    -                    -                   -                   -
   2.160                 3,740                4,040               28,570               1,492               3,426
   2.170                     -                    -                    -                   -                   -
   2.200                     -                4,721                7,076                   -                   -
   2.260                 2,761               18,678              114,892               1,646               6,804
   2.270                     -                    -                    -                   -                   -

                 Salomon
              Brothers/JNL
             U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                & Quality          JNL Established     JNL Mid-Cap           Price/JNL
             Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
            ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150         461,407            118,105              118,982             440,080
   1.250               -                  -                5,080                   -
   1.300         249,752             84,484               75,918             336,708
   1.400         200,425             73,513               37,653             212,633
   1.450         144,258             22,644               19,061              50,904
   1.500               -                  -                    -                   -
   1.545          17,779              2,757                3,108              13,495
   1.560               -                348                  156                 730
   1.570          15,904              6,968                1,982              10,985
   1.575               -                  -                    -                   -
   1.600          47,865              3,956                2,035              69,170
   1.650          78,585              6,238                4,086              15,945
   1.695           9,075                422                1,373               4,004
   1.700          17,862              3,238                3,919              28,736
   1.710         475,440            126,302               73,503             236,815
   1.720          21,709              5,306                1,950              13,206
   1.725               -                  -                    -                   -
   1.750          83,419                705                  192              15,346
   1.795           1,945                  -                  701               1,113
   1.800          12,495                253                2,861              18,200
   1.820           6,721                 43                2,803              22,118
   1.825               -                  -                    -                   -
   1.845          30,006              4,031                1,814              32,509
   1.850               -                  -                    -                   -
   1.860         215,666             30,173               62,216             199,648
   1.870               -                  -                    -                   -
   1.900          35,339              9,607                2,952              10,897
   1.950               -                  -                   26                  59
   1.960          54,697             27,437               37,470             131,107
   1.970               -                  -                    -                   -
   1.995          26,549              3,934                  451              10,813
   2.000          14,970              1,507                2,421               2,036
   2.010          24,296              1,025                1,288               3,032
   2.020               -                  -                    -                   -
   2.095           6,593              4,819                5,074              13,561
   2.100               -                  -                    -                  74
   2.120               -                314                  470                   -
   2.145          35,559              6,064                2,757               7,590
   2.150               -                  -                    -                   -
   2.160          57,901                774                2,625               2,351
   2.170               -                  -                    -                   -
   2.200               -                  -                    -                   -
   2.260          34,516              8,443                5,739              26,115
   2.270               -                  -                    -                   -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295                          -             12,766              16,942                   -                1,006
   2.300                          -             21,509              66,597                   -                2,864
   2.395                      2,601                  -               7,332               6,814                1,096
   2.400                          -                  -                   -                   -                    -
   2.450                        789              2,475             116,971               1,052                4,224
   2.550                      3,044                  -               7,367                   -                  146
   2.600                          -                  -                   -                   -                    -
   2.750                          -                  -                   -                   -                    -
   2.850                     12,844                  -                   -                   -                    -

PERSPECTIVE
 Standard Benefit         2,991,831         10,657,778          23,364,549           4,308,780            3,816,201
 Maximum Anniversary
    Value Benefit             3,015             16,432             130,392               1,895                6,298
 Earnings Protection
    Benefit                  18,603             77,584             168,324              28,545               11,306
 Combined Optional
    Benefits                      -              3,464             222,262                   -                  782
                      ---------------     --------------      ----------------     -----------------    ---------------

Total                     3,673,883         12,358,854          32,471,154           4,804,260            4,226,027
                      ===============     ==============      ================     =================    ===============

                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   2.295                      4,102                    697                  148              1,443
   2.300                     44,944                  2,748                3,849              8,367
   2.395                        717                  1,621                1,779              2,901
   2.400                          -                      -                    -                  -
   2.450                     39,183                  2,170                1,300             20,154
   2.550                      3,511                  1,055                1,495              8,983
   2.600                          -                      -                    -                  -
   2.750                      1,672                      -                    -                  -
   2.850                          -                      -                    -                  -

PERSPECTIVE
 Standard Benefit        14,668,784             12,765,760           10,928,820          7,225,836
 Maximum Anniversary
    Value Benefit            63,443                 41,937               67,120             34,851
 Earnings Protection
    Benefit                  63,735                 47,606               43,069             59,078
 Combined Optional
    Benefits                 15,985                  1,647                2,500              8,098
                       ------------------    -----------------    ----------------   -------------------

Total                    17,286,809             13,418,651           11,530,746          9,299,691
                       ==================    =================    ================   ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
               --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   1.150        $ 888,123          $ 471,115            $ 962,383       $ 909,658        $ 1,309,287      $ 1,952,003
   1.250                -                  -              108,538          99,789                  -                -
   1.300          911,727            411,373              899,077         478,673            483,725          926,357
   1.400          255,225            183,382              425,551         517,861            613,421          604,070
   1.450           98,593             61,483              281,076         168,327             91,450          185,431
   1.500                -                  -                    -               -                  -                -
   1.545           18,365                  -               27,658          41,285             64,888           65,043
   1.560                -                  -                    -               -                  -            6,402
   1.570           16,597             12,701               89,480          36,008             84,882           41,342
   1.575                -                  -                    -               -                  -                -
   1.600           46,773             88,908              136,224          54,142            577,961           97,315
   1.650           81,514             16,515               13,553          46,862             19,640           96,314
   1.695            4,383                  -                3,778           4,634                  -            9,733
   1.700           54,022             38,158               49,157         154,692             60,637           67,288
   1.710          860,448            262,055              825,499         556,811            872,345        1,286,076
   1.720           34,336                  -                9,858         103,997              2,770           92,516
   1.725                -                  -                    -               -                  -                -
   1.750           15,687              6,523                    -           6,430             46,157              256
   1.795                -                  -               11,101           5,713                  -            3,914
   1.800          186,075            117,492               20,854          44,855             28,391           26,359
   1.820            8,478              1,894               40,505          95,730                  -              470
   1.825                -                  -                    -               -                  -                -
   1.845           40,774             76,182               66,304          83,569                  -           86,167
   1.850                -                  -                    -               -                  -                -
   1.860          418,927             51,540              649,496         329,590          1,142,521          333,168
   1.870                -                  -                    -               -                  -                -
   1.900           41,752             84,868               23,412          26,055              7,798           38,245
   1.950              520                  -                    -               -                  -                -
   1.960          220,626             40,193              339,324         558,609            138,005          376,635
   1.970                -                  -                    -               -                  -                -
   1.995            9,222              5,103                9,655          22,322             16,815           76,752
   2.000                -                  -               16,133          23,712                  -           26,557
   2.010           21,139                  -                5,905           3,753              2,233                -
   2.020                -                  -                    -               -                  -                -
   2.095           44,497             46,085               47,807          29,651             44,814           98,402
   2.100                -                  -                    -             646                  -                -
   2.120                -                  -                    -           4,980                  -           13,431
   2.145                -                  -               17,451               -                  -                -
   2.150                -                  -                    -               -                  -                -
   2.160           21,080             10,255                6,091          42,816             10,302           36,599
   2.170                -                  -                    -               -                  -                -
   2.200                -                  -                    -               -                  -                -
   2.260           23,532              9,586               14,463          14,892             21,200          158,066
   2.270                -                  -                    -               -                  -                -


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   1.150                $ 1,357,422          $ -              $ -                $ -                $ 4,962,524          $ -
   1.250                          -            -                -                  -                          -            -
   1.300                    727,168            -                -                  -                  1,717,597            -
   1.400                    584,629            -                -                  -                    692,666            -
   1.450                     62,254            -                -                  -                    307,593            -
   1.500                          -            -                -                  -                    144,422            -
   1.545                     31,784            -                -                  -                    178,872            -
   1.560                      3,417            -                -                  -                          -            -
   1.570                     54,509            -                -                  -                    199,273            -
   1.575                          -            -                -                  -                          -            -
   1.600                    427,642            -                -                  -                    112,107            -
   1.650                     43,788            -                -                  -                    792,798            -
   1.695                     25,817            -                -                  -                     89,224            -
   1.700                    168,900            -                -                  -                    127,018            -
   1.710                    862,841            -                -                  -                  3,597,865            -
   1.720                     32,080            -                -                  -                     85,298            -
   1.725                          -            -                -                  -                          -            -
   1.750                     71,448            -                -                  -                     17,820            -
   1.795                          -            -                -                  -                          -            -
   1.800                     23,943            -                -                  -                    264,335            -
   1.820                        279            -                -                  -                      1,853            -
   1.825                          -            -                -                  -                          -            -
   1.845                      5,017            -                -                  -                    199,200            -
   1.850                          -            -                -                  -                          -            -
   1.860                    446,097            -                -                  -                  1,978,407            -
   1.870                          -            -                -                  -                          -            -
   1.900                     14,333            -                -                  -                    741,328            -
   1.950                     10,437            -                -                  -                          -            -
   1.960                    185,179            -                -                  -                    862,915            -
   1.970                          -            -                -                  -                          -            -
   1.995                     10,272            -                -                  -                     15,597            -
   2.000                      8,787            -                -                  -                          -            -
   2.010                     91,533            -                -                  -                     83,053            -
   2.020                          -            -                -                  -                          -            -
   2.095                     35,249            -                -                  -                      5,936            -
   2.100                          -            -                -                  -                          -            -
   2.120                      4,178            -                -                  -                          -            -
   2.145                      1,974            -                -                  -                      1,357            -
   2.150                          -            -                -                  -                          -            -
   2.160                     16,158            -                -                  -                     46,338            -
   2.170                          -            -                -                  -                          -            -
   2.200                          -            -                -                  -                      9,751            -
   2.260                     98,099            -                -                  -                    137,847            -
   2.270                          -            -                -                  -                          -            -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                AIM/              AIM/                 AIM/                            Alliance
                           JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
                          Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
                           --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   2.295                    $         -        $         -         $         84     $          -     $          -    $     16,581
   2.300                         28,266             21,735               46,940           43,721            2,338          27,254
   2.395                              -             27,609               35,359           55,335           13,214          57,764
   2.400                              -                  -                    -                -                -               -
   2.450                         16,299                  -                3,586           12,995              209          60,781
   2.550                         24,028              8,797                4,757           20,727            4,166           5,232
   2.600                              -                  -                    -                -                -               -
   2.750                              -                  -                    -                -                -               -
   2.850                              -                  -                    -                -                -               -

PERSPECTIVE
 Standard Benefit             2,074,519          2,588,577            6,818,236      138,515,095       19,616,747      48,426,362
 Maximum Anniversary
    Value Benefit                43,757             74,239               36,879          202,994          228,447          68,453
 Earnings Protection
    Benefit                       8,942             40,358               16,426          220,204          161,506         179,058
 Combined Optional
    Benefits                      3,433             16,510               18,201            8,902           94,959          19,663
                           -------------      --------------      --------------   --------------   --------------   -------------

Total                       $ 6,521,659        $ 4,773,236         $ 12,080,801     $143,546,035     $ 25,760,828    $ 55,566,059
                           ==============     ==============      ==============   ==============   ==============   =============

                          Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                          SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                      Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                      ---------------     --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   2.295               $          -       $         -       $         -        $          -         $          -         $         -
   2.300                     29,219                 -                 -                   -              281,810                   -
   2.395                      5,978                 -                 -                   -               23,672                   -
   2.400                          -                 -                 -                   -                    -                   -
   2.450                     14,340                 -                 -                   -              449,177                   -
   2.550                      5,904                 -                 -                   -               76,511                   -
   2.600                          -                 -                 -                   -                    -                   -
   2.750                          -                 -                 -                   -                    -                   -
   2.850                          -                 -                 -                   -                    -                   -

PERSPECTIVE
 Standard Benefit        54,348,700         5,860,013         7,065,490          13,722,800           11,847,813           9,105,134
 Maximum Anniversary
    Value Benefit            74,242                 -                 -                   -               27,113                   -
 Earnings Protection
    Benefit                 121,756           253,321           339,598             456,632              439,244             359,460
 Combined Optional
    Benefits                 45,856                 -                 -                   -                    -                   -
                      ---------------     --------------    ---------------    --------------     ---------------    ---------------

Total                  $ 60,051,229       $ 6,113,334       $ 7,405,088        $ 14,179,432         $ 30,518,334         $ 9,464,594
                      ===============     ==============    ===============    ==============     ===============    ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                       First Trust/JNL
                      Pharmaceutical/     First Trust/JNL    First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                         Healthcare          Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                      Sector Portfolio      Portfolio           Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------       ------------      ------------     ------------
M&E CLASS
   1.150                $ -                $ 5,664,374         $ 5,531,680           $ -             $ 7,357,898           $ -
   1.250                  -                          -                   -             -                       -             -
   1.300                  -                  2,111,587           2,023,868             -               3,785,181             -
   1.400                  -                    954,921             762,876             -               1,664,505             -
   1.450                  -                    378,999             352,698             -                 807,023             -
   1.500                  -                    142,951             150,429             -                 154,813             -
   1.545                  -                    296,569             238,959             -                 275,958             -
   1.560                  -                          -                   -             -                       -             -
   1.570                  -                    217,053             205,170             -                 302,345             -
   1.575                  -                          -                   -             -                       -             -
   1.600                  -                    172,291             146,063             -                 384,100             -
   1.650                  -                    996,993             778,119             -               1,225,174             -
   1.695                  -                    119,844             101,188             -                 123,984             -
   1.700                  -                    211,835             124,786             -                 233,449             -
   1.710                  -                  5,022,995           3,714,152             -               5,006,691             -
   1.720                  -                    139,094             115,757             -                 240,068             -
   1.725                  -                          -                   -             -                       -             -
   1.750                  -                    135,419              47,784             -                 153,730             -
   1.795                  -                      5,534                   -             -                       -             -
   1.800                  -                    316,123             254,092             -                 526,763             -
   1.820                  -                     12,834               1,967             -                  15,403             -
   1.825                  -                          -                   -             -                       -             -
   1.845                  -                    235,153             235,679             -                 359,206             -
   1.850                  -                          -                   -             -                       -             -
   1.860                  -                  2,379,784           2,120,169             -               3,092,532             -
   1.870                  -                          -                   -             -                       -             -
   1.900                  -                    917,544             781,075             -               1,091,320             -
   1.950                  -                          -                   -             -                       -             -
   1.960                  -                    891,826             923,902             -               1,204,190             -
   1.970                  -                          -                   -             -                       -             -
   1.995                  -                     93,393              55,000             -                 280,443             -
   2.000                  -                          -                   -             -                       -             -
   2.010                  -                    112,043              83,849             -                 125,239             -
   2.020                  -                          -                   -             -                       -             -
   2.095                  -                      6,088               6,131             -                  21,287             -
   2.100                  -                      3,307               3,415             -                   3,488             -
   2.120                  -                          -                   -             -                   9,704             -
   2.145                  -                     25,839               8,577             -                  37,535             -
   2.150                  -                          -                   -             -                       -             -
   2.160                  -                    141,653              47,516             -                 168,686             -
   2.170                  -                          -                   -             -                       -             -
   2.200                  -                     10,051              10,374             -                  11,097             -
   2.260                  -                    254,574             156,685             -                 216,626             -
   2.270                  -                          -                   -             -                       -             -


                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------
 M&E CLASS
    1.150               $ 5,482,144            $ 667,724       $ 1,961,758     $ 362,708           $ -                $ 559,508
    1.250                         -              117,771                 -             -             -                        -
    1.300                 2,070,050              336,708         1,488,912       141,391             -                  242,310
    1.400                   880,597              410,020           666,585       302,385             -                  416,011
    1.450                   391,442              346,091           144,694       113,751             -                  184,533
    1.500                   134,864                    -                 -             -             -                        -
    1.545                   220,502                1,156            56,309             -             -                        -
    1.560                         -                    -                 -             -             -                        -
    1.570                   216,344               46,309            28,818        45,252             -                   12,868
    1.575                         -                    -                 -             -             -                        -
    1.600                   148,158               56,836           211,939         4,620             -                   44,666
    1.650                   821,940               31,707           181,557        16,003             -                   37,457
    1.695                   106,351               11,926            19,750             -             -                    8,386
    1.700                   115,204               73,119           150,057         7,672             -                  132,298
    1.710                 3,842,290              281,522           802,538       272,470             -                3,361,918
    1.720                    89,770               60,540           131,050             -             -                  150,605
    1.725                         -                    -                 -             -             -                        -
    1.750                    96,007               21,237            60,785        21,800             -                   76,345
    1.795                     3,013                    -             3,249             -             -                    9,940
    1.800                   239,984                7,886            74,205        24,908             -                   59,563
    1.820                     1,741                8,746                 -             -             -                   24,661
    1.825                         -                    -                 -             -             -                        -
    1.845                   211,678               39,070            68,777         2,407             -                   20,724
    1.850                         -                    -                 -             -             -                        -
    1.860                 1,995,986              658,218           755,250        93,274             -                  365,506
    1.870                         -                    -                 -             -             -                        -
    1.900                   756,679                9,160            28,910        16,561             -                  107,916
    1.950                         -                  269                 -             -             -                        -
    1.960                   899,815              133,076           324,988        97,888             -                   58,316
    1.970                         -                    -                 -             -             -                        -
    1.995                    67,194               31,064            98,879         4,439             -                      690
    2.000                         -                8,930            11,774             -             -                        -
    2.010                    80,724               24,231            17,044        20,010             -                    3,622
    2.020                         -                    -                 -             -             -                        -
    2.095                     6,009                4,829            48,188         7,468             -                   13,107
    2.100                     3,125                    -               740             -             -                    3,341
    2.120                         -                5,401                 -             -             -                        -
    2.145                    12,081               16,663                 -             -             -                        -
    2.150                         -                    -                 -             -             -                        -
    2.160                    38,042                3,285            33,834        61,322             -                   17,368
    2.170                         -                    -                 -             -             -                        -
    2.200                     8,967                    -                 -             -             -                        -
    2.260                   188,867                9,508            33,852        19,177             -                   32,766
    2.270                         -                    -                 -             -             -                        -

                       First Trust/JNL
                      Pharmaceutical/     First Trust/JNL    First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                         Healthcare          Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                      Sector Portfolio      Portfolio           Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------       ------------      ------------     ------------
M&E CLASS
   2.295               $          -         $         -        $          -       $          -      $      6,061     $          -
   2.300                          -             368,916             292,114                  -           391,530                -
   2.395                          -              25,301              30,249                  -            27,543                -
   2.400                          -                   -                   -                  -                 -                -
   2.450                          -             457,849             462,509                  -           494,717                -
   2.550                          -              67,235              66,477                  -            70,530                -
   2.600                          -                   -                   -                  -                 -                -
   2.750                          -                   -                   -                  -                 -                -
   2.850                          -                   -                   -                  -                 -                -

PERSPECTIVE
 Standard Benefit        17,529,783          13,831,300          17,903,769         13,951,324        49,884,349        7,579,056
 Maximum Anniversary
    Value Benefit                 -              28,446              28,826                  -           181,394                -
 Earnings Protection
    Benefit                 752,117             744,641             820,322            553,033           838,974          467,712
 Combined Optional
    Benefits                      -                   -                   -                  -            22,583                -
                       --------------      ------------        ------------       ------------      ------------     ------------

Total                  $ 18,281,900         $37,494,359        $ 38,586,226       $ 14,504,357      $ 80,796,119     $ 8,046,768
                       ==============      ============        ============       ============      ============     ============



                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------
M&E CLASS
   2.295                $          -           $         -      $     6,082    $         -        $        -         $         -
   2.300                     265,654                 6,246           88,728         17,506                 -              81,101
   2.395                      23,919                     -            3,780              -                 -                   -
   2.400                           -                     -                -              -                 -                   -
   2.450                     447,466                 2,111           74,345              -                 -              22,960
   2.550                      64,882                     -              563          8,948                 -               6,292
   2.600                           -                     -                -              -                 -                   -
   2.750                           -                     -                -              -                 -                   -
   2.850                           -                     -                -              -                 -                   -

PERSPECTIVE
 Standard Benefit         20,513,741           164,900,497       49,494,962    119,850,046       174,428,060             884,352
 Maximum Anniversary
    Value Benefit             25,093                25,728          366,075         39,212                 -                   -
 Earnings Protection
    Benefit                  756,219               193,865          336,748        130,153                 -                   -
 Combined Optional
    Benefits                       -                19,935           41,452          1,221                 -                   -
                       --------------         ------------    ------------    ------------      ------------         ------------

Total                   $ 41,226,542           $168,571,384     $ 57,817,177   $121,682,592      $174,428,060        $ 6,939,130
                       ==============         ============    ============    ============      ============         ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   $ 9,248           $ 2,217,771      $ 2,059,347     $ 2,379,195      $ 1,503,449       $ 2,144,224
   1.250                         -               110,222          105,852               -                -                 -
   1.300                    20,818             1,707,038        1,161,979       1,037,274        1,197,903         1,466,283
   1.400                    13,675               777,904          683,266         716,548          471,985           541,119
   1.450                         -               348,865          490,423         522,181          508,191           459,711
   1.500                         -                     -                -               -                -                 -
   1.545                         -                72,999           44,671               -           18,973            34,318
   1.560                         -                     -                -               -                -             6,573
   1.570                         -                25,428           42,428          78,396           50,699            78,835
   1.575                         -                     -                -               -                -                 -
   1.600                     3,000               142,119          120,215         626,101          356,917           439,528
   1.650                         -               191,229          142,728         187,832          151,874           187,860
   1.695                         -                22,212           37,863          11,208           17,781            54,833
   1.700                     9,328               120,657          109,358          63,531          119,421           109,478
   1.710                    71,408             1,552,739        2,083,713       2,248,555        1,423,177         1,831,535
   1.720                         -               192,533          131,456          65,379          145,350           129,351
   1.725                         -                     -                -               -                -                 -
   1.750                         -                16,592           41,966         372,060           47,678            64,343
   1.795                         -                12,128            9,616               -              514                 -
   1.800                         -               132,138           51,011          78,965           39,210            37,207
   1.820                         -                84,860           82,786          27,267           11,109             9,393
   1.825                         -                     -                -               -                -                 -
   1.845                         -               101,979          179,375         119,102           20,162            28,280
   1.850                         -                     -                -               -                -                 -
   1.860                     4,157             1,277,114        1,074,053       1,771,863        1,394,194         1,857,898
   1.870                         -                     -                -               -           65,920            83,386
   1.900                         -               104,774          120,259         141,254           58,941            86,539
   1.950                         -                   535              523               -                -                 -
   1.960                    16,778               425,375          387,782         376,363          357,809           511,497
   1.970                         -                     -                -               -                -                 -
   1.995                         -                36,904           27,633         188,792              412            76,781
   2.000                         -                18,868           39,663               -                -             5,082
   2.010                         -               103,106           96,471          43,912           40,709            21,898
   2.020                         -                     -                -               -                -                 -
   2.095                    39,449                80,687           68,353          24,424                -            12,625
   2.100                         -                 1,217              648               -                -                 -
   2.120                         -                 8,206            9,231               -                -             5,335
   2.145                         -                42,180           42,781         176,390            1,167             1,165
   2.150                         -                     -                -               -                -                 -
   2.160                         -               108,074           76,114          59,189           22,934            25,566
   2.170                         -                     -                -               -                -                 -
   2.200                         -                     -                -          11,072           11,647            11,989
   2.260                     1,872               100,786           80,599         118,390          127,684           168,416
   2.270                         -                     -                -               -                -                 -

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    $ 3,920,483         $ 1,611,655         $ 2,272,030       $ 766,327          $ 10,808,832    $ 3,691,595
   1.250                              -                   -                   -               -                    -         116,195
   1.300                      2,795,367           1,207,481           1,084,192         438,322            5,819,229       2,921,293
   1.400                      1,389,156             527,460             840,418         248,080            2,417,283       2,010,171
   1.450                      1,184,103             301,053             204,237          34,695            1,273,138         331,777
   1.500                              -                   -                   -               -                    -               -
   1.545                         31,880              16,048             107,314          23,286              307,199          17,955
   1.560                          6,401               6,546                   -               -               13,517               -
   1.570                        176,962              42,825              33,310          14,948              603,708         171,187
   1.575                              -                   -                   -               -                    -               -
   1.600                        583,881             382,352             324,396          10,209              623,445          93,578
   1.650                        224,690             231,377             107,916          64,127              681,392         146,207
   1.695                         18,236              36,832                   -               -              137,647          36,853
   1.700                        376,485              71,156             159,960          15,010            1,047,904         485,957
   1.710                      3,104,752           1,571,268           1,093,419         321,937            9,687,022       4,404,551
   1.720                        131,635              21,767               1,194             457              402,858         103,356
   1.725                              -                   -                   -               -                    -               -
   1.750                        223,392              58,151              13,520           6,381              411,770          35,432
   1.795                              -               1,785                   -               -               11,643          27,613
   1.800                         74,052              31,679              45,922          30,214              386,733         132,578
   1.820                         12,555               9,404               3,424             252              140,503           9,864
   1.825                              -                   -                   -               -                    -               -
   1.845                        129,539              27,798              23,173          21,698            1,437,236          85,559
   1.850                              -                   -                   -               -                    -               -
   1.860                      2,316,301           1,671,636             948,734         152,290            3,658,375       1,570,274
   1.870                        100,009              82,599                   -               -                    -               -
   1.900                        213,823              76,725              60,695          33,990              656,744          50,357
   1.950                         21,103                   -                   -               -                  854               -
   1.960                        782,075             438,888             228,610          77,815            2,512,141         572,486
   1.970                              -                   -                   -               -                    -               -
   1.995                        222,379              87,660              20,007           1,780              190,040          83,265
   2.000                          4,929                   -                   -               -              148,781          43,999
   2.010                         23,932              50,895              19,422           2,265               95,785               -
   2.020                              -                   -                   -               -                    -               -
   2.095                         25,857              12,089              30,086           6,253              291,817          68,570
   2.100                              -                   -                 653               -                  763               -
   2.120                              -               5,143               7,859               -               17,095           6,137
   2.145                          1,140               8,474                 862           1,806               34,636          72,397
   2.150                              -                   -                   -               -                    -               -
   2.160                         19,971             123,951               7,838             611              139,958           8,888
   2.170                              -                   -                   -               -                    -               -
   2.200                         16,322              11,975                   -               -                4,549               -
   2.260                        241,769             131,052              38,657          20,901              489,458         295,967
   2.270                              -                   -                   -               -                    -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                   $       -        $      2,955     $      2,793     $     10,256     $        -        $          -
   2.300                           -              88,789          111,902          129,664          73,007             95,569
   2.395                      20,157              51,220           41,051            2,462           2,427              2,387
   2.400                           -                   -                -                -               -                  -
   2.450                           -              67,966           64,079           50,711          26,867             21,308
   2.550                           -              27,013           22,518            6,521           3,799             18,837
   2.600                           -                   -                -                -               -                  -
   2.750                           -                   -                -                -               -                  -
   2.850                           -                   -                -                -               -                  -

PERSPECTIVE
 Standard Benefit            228,262          18,460,918       18,865,153          800,898         310,082            912,085
 Maximum Anniversary
    Value Benefit                  -             156,221           32,618                -               -                  -
 Earnings Protection
    Benefit                        -              48,396           71,463                -               -                  -
 Combined Optional
    Benefits                       -               4,262              656                -               -                  -
                          -------------     ------------     ------------    --------------   --------------    --------------

Total                   $    438,152        $ 29,044,979     $ 28,814,396     $ 12,445,755     $ 8,581,992       $ 11,541,234
                          =============     ============     ============    ==============   ==============    ==============


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

M&E CLASS
   2.295                   $     19,808        $         -         $         84       $         -        $    24,924    $     36,927
   2.300                        311,471            115,257              212,165             2,852            715,380         173,095
   2.395                          2,391              7,484               27,292                 -             37,690          16,279
   2.400                              -                  -                    -                 -                  -               -
   2.450                        161,585             24,187               20,011                 -            456,206         135,946
   2.550                        160,497             17,576               19,409             7,010            190,616          33,800
   2.600                              -                  -                    -                 -                  -               -
   2.750                              -                  -                    -                 -              2,659               -
   2.850                              -                  -                    -                 -                  -               -

PERSPECTIVE
 Standard Benefit             2,253,035            609,593           15,683,726         4,097,503         63,836,421     179,330,789
 Maximum Anniversary
    Value Benefit                     -                  -              104,700            37,157            157,270         616,448
 Earnings Protection
    Benefit                     266,371                  -              122,526           105,010            122,991         394,228
 Combined Optional
    Benefits                          -                  -               42,027            13,327             44,900          71,077
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

Total                      $ 21,548,337        $ 9,631,821         $ 23,909,788       $ 6,556,513        $110,041,112   $198,402,650
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150                   $ 3,932,515       $ 6,842,911    $ 21,195       $ 326,772         $ 934,197        $ 475,728
   1.250                             -                 -           -               -                 -                -
   1.300                     1,664,694         3,508,204      41,904         140,294           893,999          479,470
   1.400                       848,839         1,570,443      45,300          82,061           677,018          120,131
   1.450                       422,890           687,214       1,814         265,717           196,114           46,908
   1.500                             -                 -           -               -                 -                -
   1.545                        34,509            89,909           -               -            42,685              894
   1.560                             -                 -           -               -             6,531                -
   1.570                        46,314            14,406      10,404          21,514            29,898           11,409
   1.575                             -                 -           -               -                 -                -
   1.600                       388,407           343,154       7,483          16,639           388,367           45,483
   1.650                       108,623         1,154,389       4,910           3,638            25,897           39,269
   1.695                         2,698           120,967           -           3,750            41,759            3,737
   1.700                       126,696         1,449,308           -          49,270            49,829           54,178
   1.710                     1,488,480         2,519,272      13,248         221,084           752,322          262,976
   1.720                        53,437            75,723           -               -            35,437            2,316
   1.725                             -                 -           -               -                 -                -
   1.750                       262,440            84,115           -               -            13,301            2,158
   1.795                         5,556            90,100           -               -            11,309                -
   1.800                       179,510           211,295           -         202,387            33,251           29,475
   1.820                        26,913                 -           -               -           110,472              155
   1.825                             -                 -           -               -                 -                -
   1.845                        72,298           111,554           -           9,842                 -           30,163
   1.850                             -                 -           -               -                 -                -
   1.860                       735,025         4,209,157      16,241          41,107           920,822          106,170
   1.870                             -                 -           -               -                 -                -
   1.900                        32,493           194,031           -         128,381            32,949           48,132
   1.950                        10,398                 -           -               -                 -                -
   1.960                       861,241         1,247,720      15,073          60,008           520,334          173,156
   1.970                             -                 -           -               -                 -                -
   1.995                        80,999           244,563           -               -            10,931                -
   2.000                        49,004                 -           -           5,028                 -            4,616
   2.010                        12,307            43,522           -               -            12,197           20,273
   2.020                             -                 -           -               -                 -                -
   2.095                       205,919            29,735      12,387               -            74,786                -
   2.100                           246                 -           -               -                 -              268
   2.120                        12,994                 -           -               -                 -                -
   2.145                        23,517            59,993           -          28,771             7,782              604
   2.150                             -                 -           -               -                 -                -
   2.160                        40,858           124,142           -               -                 -                -
   2.170                             -                 -           -               -                 -                -
   2.200                             -                 -           -               -                 -                -
   2.260                       160,053           139,812           -               -            14,787           33,681
   2.270                             -                 -           -               -                 -                -


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   1.150               $ 1,051,206     $ 6,497,459        $ 12,944,250       $ 2,782,209     $ 442,114       $ 1,053,045
   1.250                         -               -                  -                  -             -                 -
   1.300                   653,238       1,796,684          7,549,591          2,555,030       130,328           881,230
   1.400                   411,490       2,102,354          2,543,139            871,790        41,183            94,378
   1.450                   520,300         261,510          1,007,235            160,084         2,414           172,542
   1.500                         -               -                  -                  -             -                 -
   1.545                    69,963          21,829            274,320              2,700             -            61,501
   1.560                         -               -                  -                  -             -                 -
   1.570                   158,210         111,976            593,532            992,191             -            18,156
   1.575                         -               -                  -                542             -                 -
   1.600                    44,815         453,489            951,746            162,627             -           393,195
   1.650                    67,333          68,549          1,375,934            110,297         9,086               405
   1.695                     7,709           9,261            231,810             25,436        14,375                 -
   1.700                    38,463         486,446          1,002,131             27,098        11,078                 -
   1.710                 1,018,922       3,494,014          9,389,259          2,677,840       357,301           186,818
   1.720                    65,205          81,036            756,070            218,060       122,229                 -
   1.725                         -               -                  -                  -             -                 -
   1.750                    46,466          22,325            532,548              6,348             -             6,035
   1.795                         -           6,420            148,440              3,373             -                 -
   1.800                   264,048         118,249            504,587            352,290             -             5,425
   1.820                     3,652         255,104            269,355             49,191             -                 -
   1.825                         -               -                  -                  -             -                 -
   1.845                    57,058         204,707            548,114            143,295       175,453           178,921
   1.850                         -               -                  -                  -             -                 -
   1.860                   837,112       2,207,514          5,248,721          1,093,093       284,475           398,125
   1.870                         -               -                  -                  -             -                 -
   1.900                   169,488          42,801            806,763             26,026        39,935             7,945
   1.950                         -               -                  -                  -             -                 -
   1.960                   349,431       1,530,845          3,548,565            643,613        79,618           887,170
   1.970                         -               -                  -                  -             -                 -
   1.995                    33,011           5,437            581,617             16,789        55,690                 -
   2.000                     4,269               -            131,471                  -             -                 -
   2.010                    24,274          30,909             38,200            138,266        60,509                 -
   2.020                         -               -                  -                  -             -                 -
   2.095                     4,311         111,861            105,281              8,303             -                 -
   2.100                         -               -             75,717                  -             -                 -
   2.120                    12,298               -                  -                  -             -                 -
   2.145                    85,018               -            199,881                  -             -                 -
   2.150                         -               -                  -                  -             -                 -
   2.160                    89,895          34,910            789,899             95,589             -            22,294
   2.170                         -               -                  -                  -             -                 -
   2.200                         -               -             71,473              4,443             -                 -
   2.260                   129,388          79,924            490,489            672,447       104,499            13,272
   2.270                         -               -                  -                  -             -                 -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295                   $     13,189     $     14,033    $        -     $          -     $          85    $          -
   2.300                        274,844          694,045             -            3,908            33,589          34,530
   2.395                         78,486           37,887             -                -            46,785          53,348
   2.400                              -                -             -                -                 -               -
   2.450                         53,973          294,011             -                -               369           2,459
   2.550                         27,989           56,907             -                -            14,233          16,673
   2.600                              -                -             -                -                 -               -
   2.750                              -                -             -                -                 -               -
   2.850                              -                -             -                -                 -               -

PERSPECTIVE
 Standard Benefit           104,447,303       96,954,943       336,359      138,124,005        60,348,961      11,106,316
 Maximum Anniversary
    Value Benefit               277,661          160,441             -           47,426            45,513          25,956
 Earnings Protection
    Benefit                     164,688        1,767,548             -          135,656           137,147         148,204
 Combined Optional
    Benefits                     42,216           13,396             -            7,804            44,023           9,941
                          -------------     ------------   ------------   --------------    -------------    -------------

Total                      $117,270,222     $125,158,850    $  526,318     $139,925,062      $ 66,507,679    $ 13,388,777
                          =============     ============   ============   ==============     ============    =============


                          Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                        Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                          Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                        --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                 $          -    $     21,841       $     70,026       $          -    $        -      $         -
   2.300                       38,361               -            286,966             17,751         6,614                -
   2.395                            -           4,299             55,296                  -             -                -
   2.400                            -               -                  -                  -             -                -
   2.450                        6,962         537,062            778,811                  -        10,532                -
   2.550                       17,054               -             48,341             38,517             -                -
   2.600                            -               -             68,053                  -             -                -
   2.750                            -               -                  -                  -             -                -
   2.850                            -               -                  -                  -             -                -

PERSPECTIVE
 Standard Benefit         181,325,250      71,361,345        161,402,713            276,410        20,225           79,288
 Maximum Anniversary
    Value Benefit             336,294          52,972            938,460                  -             -                -
 Earnings Protection
    Benefit                   307,734         334,691            957,718                  -             -                -
 Combined Optional
    Benefits                   45,976          53,437            264,704                  -             -                -
                        --------------  ----------------   --------------     -------------   -------------   -------------

Total                    $188,294,204    $ 92,401,260       $217,581,226       $ 14,171,648    $ 1,967,658     $ 4,459,745
                        ==============  ================   ==============     =============   =============   =============


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150               $ 1,441,225         $ 3,413,069         $ 21,082,143         $ 1,434,751          $ 1,327,432
   1.250                         -                   -                   -                    -                    -
   1.300                   635,242           1,675,125          10,473,558              641,652            1,116,911
   1.400                   514,603             850,217           7,377,190              151,430              640,691
   1.450                    87,125             311,971           1,361,245              254,052              271,494
   1.500                         -                   -                   -                    -                    -
   1.545                    45,740             520,436             318,888                9,940               21,699
   1.560                         -                   -                   -                    -                    -
   1.570                    32,150             158,797             618,052               21,718               14,620
   1.575                         -                   -                   -                    -                    -
   1.600                    16,063              76,980           1,552,818                3,800              155,091
   1.650                    53,382             240,232             556,982                9,269               98,461
   1.695                         -               9,453             497,193                    -                3,830
   1.700                     5,929             238,182           1,407,641              143,465               81,406
   1.710                 1,025,327           2,183,054          10,640,610              786,353            1,052,937
   1.720                     3,758             204,057             818,335               43,585               98,075
   1.725                         -                   -                   -                    -                    -
   1.750                         -              27,847             165,169                    -                7,604
   1.795                         -                   -              60,203                    -                    -
   1.800                    37,812               5,417             323,659                    -              120,362
   1.820                    26,218              64,321             166,485                1,913               19,899
   1.825                         -                   -                   -                    -                    -
   1.845                         -              12,237             936,430               29,373               44,260
   1.850                         -                   -                   -                    -                    -
   1.860                 1,134,562           1,543,620          14,970,961              110,348              420,964
   1.870                         -                   -                   -                    -                    -
   1.900                     5,549              89,137             746,911                    -               24,722
   1.950                         -                   -                   -                1,649               10,384
   1.960                   112,929             518,788           4,725,830              224,478              146,478
   1.970                         -                   -                   -                    -                    -
   1.995                         -              82,998             556,223                    -               93,703
   2.000                         -                   -              91,656                    -                    -
   2.010                         -                   -             196,903               11,355               16,256
   2.020                         -                   -                   -                    -                    -
   2.095                     5,102              40,198              95,332                    -               37,213
   2.100                         -              50,162              50,898                    -                  763
   2.120                         -                   -                   -                    -                    -
   2.145                         -              19,516             207,507                    -                5,933
   2.150                         -                   -                   -                    -                    -
   2.160                    29,619              31,379             269,817               12,309               51,025
   2.170                         -                   -                   -                    -                    -
   2.200                         -              36,600              66,705                    -                    -
   2.260                    21,765             144,395           1,079,942               13,519              100,558
   2.270                         -                   -                   -                    -                    -


                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150                $ 7,173,000           $ 2,225,524          $ 2,552,123        $ 4,025,389
   1.250                          -                     -              108,133                  -
   1.300                  3,838,429             1,573,973            1,609,877          3,067,411
   1.400                  3,056,883             1,359,148              792,372          1,931,926
   1.450                  2,191,839               417,056              399,585            461,880
   1.500                          -                     -                    -                  -
   1.545                    268,181                50,416               64,676            122,136
   1.560                          -                 6,360                3,246              6,600
   1.570                    239,444               127,162               41,168             99,358
   1.575                          -                     -                    -                  -
   1.600                    719,006                72,036               42,181            625,111
   1.650                  1,175,933               113,150               84,371            143,908
   1.695                    135,323                 7,625               28,259             36,097
   1.700                    266,263                58,507               80,599            259,007
   1.710                  7,081,778             2,280,513            1,510,616          2,133,912
   1.720                    323,115                95,728               40,040            118,969
   1.725                          -                     -                    -                  -
   1.750                  1,238,754                12,699                3,938            138,136
   1.795                     28,790                     -               14,306             10,010
   1.800                    184,840                 4,542               58,405            163,598
   1.820                     99,270                   775               57,130            198,715
   1.825                          -                     -                    -                  -
   1.845                    442,362                72,037               36,889            291,884
   1.850                          -                     -                    -                  -
   1.860                  3,175,795               538,608            1,264,107          1,791,809
   1.870                          -                     -                    -                  -
   1.900                    518,804               170,969               59,788             97,696
   1.950                          -                     -                  528                532
   1.960                    799,328               486,032              755,526          1,173,547
   1.970                          -                     -                    -                  -
   1.995                    386,943                69,497                9,074             96,696
   2.000                    218,096                26,615               48,674             18,201
   2.010                    353,693                18,097               25,866             27,107
   2.020                          -                     -                    -                  -
   2.095                     95,355                84,492              101,266            120,944
   2.100                          -                     -                    -                660
   2.120                          -                 5,494                9,369                  -
   2.145                    512,358               105,918               54,809             67,601
   2.150                          -                     -                    -                  -
   2.160                    833,315                13,504               52,126             20,934
   2.170                          -                     -                    -                  -
   2.200                          -                     -                    -                  -
   2.260                    492,979               146,180              113,103            231,887
   2.270                          -                     -                    -                  -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295               $          -        $     98,527        $    158,987         $          -         $     14,827
   2.300                          -             165,970             624,802                    -               42,200
   2.395                     20,373                   -              68,476               55,594               16,031
   2.400                          -                   -                   -                    -                    -
   2.450                      6,166              18,964           1,089,634                8,561               61,538
   2.550                     23,668                   -              68,302                    -                2,111
   2.600                          -                   -                   -                    -                    -
   2.750                          -                   -                   -                    -                    -
   2.850                     98,456                   -                   -                    -                    -

PERSPECTIVE
 Standard Benefit        24,557,122          85,806,961         228,742,630           36,861,197           58,990,864
 Maximum Anniversary
    Value Benefit            23,005             126,343           1,157,422               14,747               67,733
 Earnings Protection
    Benefit                 138,190             574,755           1,421,039              208,018              123,793
 Combined Optional
    Benefits                      -              26,738           1,942,751                    -                8,243
                      ---------------     --------------      ----------------     -----------------    ---------------

Total                  $ 30,101,080        $ 99,366,446        $316,689,329         $ 41,053,076         $ 65,310,111
                      ===============     ==============      ================     =================    ===============



                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   2.295                $    58,435           $     12,030         $      2,904       $    12,804
   2.300                    639,955                 47,430               75,618            74,214
   2.395                     10,138                 27,781               34,690            25,669
   2.400                          -                      -                    -                 -
   2.450                    551,565                 37,030               25,242           178,034
   2.550                     49,027                 17,866               28,811            79,187
   2.600                          -                      -                    -                 -
   2.750                     23,007                      -                    -                 -
   2.850                          -                      -                    -                 -

PERSPECTIVE
 Standard Benefit       215,568,594            203,083,808          185,708,049        66,448,986
 Maximum Anniversary
    Value Benefit           686,012                322,916              565,759           292,168
 Earnings Protection
    Benefit                 718,941                361,240              340,773           470,599
 Combined Optional
    Benefits                168,587                 12,566               20,486            67,697
                       ------------------    -----------------    ----------------   -------------------

Total                   $254,324,137          $214,065,324         $196,824,482       $ 85,131,019
                       ==================    =================    ================   ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

The following is a summary for each of the five years in the period ended December 31, 2002 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                     AIM/                                    AIM/                                Alliance
                                JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                   Growth         Premier Equity II         Growth             Growth              Growth
                                 Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                 -------------    -----------------     ---------------    ----------------   --------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                     $  7.935282       $  7.696877           $ 8.182448          $ 11.625507        $  7.309474
   Total Return *                       1.99%            -3.18%               -4.39%               -0.56%            -11.03%
   Ratio of Expenses **                 2.55%             2.55%                2.55%                2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                     $ 10.179667       $ 10.132618            10.882467          $ 10.172867        $ 10.078526
   Total Return *                       1.80%             1.33%                8.82%                1.73%              0.79%
   Ratio of Expenses **                 1.60%             1.50%                1.70%                1.70%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a               n/a                  n/a          $ 22.361323         $ 7.961782
   Total Return *                         n/a               n/a                  n/a              -14.64%            -20.38%
   Ratio of Expenses **                   n/a               n/a                  n/a                1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a               n/a                  n/a          $ 26.196339                n/a
   Total Return *                         n/a               n/a                  n/a               31.94%                n/a
   Ratio of Expenses **                   n/a               n/a                  n/a               1.40%                 n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a               n/a                  n/a          $ 19.855359                n/a
   Total Return *                         n/a               n/a                  n/a               43.64%                n/a
   Ratio of Expenses **                   n/a               n/a                  n/a                1.40%                n/a
------------------------------------------------------------------------------------------------------------------------------------



                                                       Eagle/JNL        First Trust/JNL      First Trust/JNL      First Trust/JNL
                                   Eagle/JNL Core      SmallCap         Communications           Energy          Financial Sector
                                  Equity Portfolio  Equity Portfolio  Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)
                                  ----------------  ----------------  --------------------  -----------------    -----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 12.428983      $ 11.260062        $  4.572431           $  8.837502         $  7.851446
   Total Return *                       -20.41%           -3.06%            -46.46%                -5.04%             -15.42%
   Ratio of Expenses **                   2.55%            2.55%              1.60%                 1.60%               1.60%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 10.135060      $ 10.969787        $  8.540138           $  9.306743         $  9.283242
   Total Return *                         1.35%            9.70%            -14.60%                -6.93%              -7.17%
   Ratio of Expenses **                   1.70%            1.70%              1.60%                 1.60%               1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 18.999703      $ 14.067072        $ 10.792021           $ 14.611337         $ 11.183746
   Total Return *                        -1.11%          -14.44%            -27.98%                43.27%              25.55%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%               1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                            21.83%           17.61%             49.85%                 1.99%             -10.92%
   Total Return *                         1.40%            1.40%              1.40%                 1.40%               1.40%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 15.770360      $ 13.980398                n/a                   n/a                 n/a
   Total Return *                        14.92%           -0.16%                n/a                   n/a                 n/a
   Ratio of Expenses **                   1.40%            1.40%                n/a                   n/a                 n/a

------------------------------------------------------------------------------------------------------------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         AIM/                                    AIM/                                Alliance
                                    JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                       Growth         Premier Equity II         Growth             Growth              Growth
                                     Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                     -------------      -------------         -------------       ---------         -------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.066239        $ 7.824266            $ 8.317290         $12.861002         $ 7.821585
   Total Return *                         -24.74%           -25.09%               -25.17%            -28.91%            -26.52%
   Ratio of Expenses **                     1.15%             1.15%                 1.15%              1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.943639        $11.023327            $11.572006         $19.411734         $ 6.706400
   Total Return *                           9.44%            10.23%                15.72%            -13.19%            -15.77%
   Ratio of Expenses **                     1.40%             1.40%                 1.40%              1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                                 n/a               n/a                   n/a         $22.361323         $ 7.961782
   Total Return *                             n/a               n/a                   n/a            -14.64%            -20.38%
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a               n/a                   n/a         $26.196339                n/a
   Total Return *                             n/a               n/a                   n/a             31.94%                n/a
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a               n/a                   n/a         $19.855359                n/a
   Total Return *                             n/a               n/a                   n/a             43.64%                n/a
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%                n/a
------------------------------------------------------------------------------------------------------------------------------------

                                                       Eagle/JNL        First Trust/JNL       First Trust/JNL       First Trust/JNL
                                   Eagle/JNL Core      SmallCap         Communications            Energy           Financial Sector
                                  Equity Portfolio  Equity Portfolio  Sector Portfolio (a)   Sector Portfolio (a)    Portfolio (a)
                                  ----------------  ----------------  --------------------   -----------------     -----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                        $13.560918       $12.297205        $ 2.999411              $10.207599            $ 8.265111
   Total Return *                       -17.84%          -22.60%           -46.35%                  -4.85%               -15.25%
   Ratio of Expenses **                   1.15%            1.15%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                        $16.887707       $15.391211        $ 5.590939              $10.728103            $ 9.752820
   Total Return *                       -11.12%            9.41%           -48.19%                 -26.58%               -12.79%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                        $18.999703       $14.067072        $10.792021              $14.611337            $11.183746
   Total Return *                        -1.11%          -14.44%           -27.98%                  43.27%                25.55%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                        $19.212807       $16.442055        $14.985024              $10.198555            $ 8.907599
   Total Return *                        21.83%           17.61%            49.85%                   1.99%               -10.92%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                        $15.770360       $13.980398               n/a                     n/a                   n/a
   Total Return *                        14.92%           -0.16%               n/a                     n/a                   n/a
   Ratio of Expenses **                   1.40%            1.40%               n/a                     n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                           AIM/                                    AIM/                                Alliance
                                      JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                         Growth         Premier Equity II         Growth             Growth              Growth
                                       Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                       -------------      -------------         -------------       ---------         -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)              $ 6,522           $ 4,773               $ 12,081          $ 143,546           $ 25,761
   Units Outstanding (in thousands)           812               614                  1,459             11,267              5,111
   Investment Income Ratio *                0.00%             0.00%                  0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)              $   457           $   821               $  1,812          $ 287,298           $ 31,784
   Units Outstanding (in thousands)            42                75                    157             14,810              4,723
   Investment Income Ratio *                0.00%             0.00%                  0.00%              0.00%              0.06%


PERIOD ENDED DECEMBER 31, 2000
  Net Assets (in thousands)                   n/a               n/a                    n/a          $ 360,827           $ 17,782
   Units Outstanding (in thousands)           n/a               n/a                    n/a             16,136              2,233
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                  n/a               n/a                    n/a          $ 335,295                n/a
   Units Outstanding (in thousands)           n/a               n/a                    n/a             12,799                n/a
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%                n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                  n/a               n/a                    n/a          $ 152,985                n/a
   Units Outstanding (in thousands)           n/a               n/a                    n/a              7,705                n/a
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%                n/a
------------------------------------------------------------------------------------------------------------------------------------

                                                         Eagle/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL
                                        Eagle/JNL Core   SmallCap     Communications       Energy          Financial
                                            Equity        Equity         Sector            Sector            Sector
                                           Portfolio     Portfolio    Portfolio (a)     Portfolio (a)     Portfolio (a)
                                           ---------     ---------    -------------     -------------     -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)               $ 55,566      $ 60,051       $ 6,113           $  7,405          $  14,179
   Units Outstanding (in thousands)           4,214         5,120         2,009                731              1,718
   Investment Income Ratio *                  0.72%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               $ 73,384      $ 84,569      $ 10,464           $  7,469          $  15,911
   Units Outstanding (in thousands)           4,353         5,502         1,859                700              1,633
   Investment Income Ratio *                  0.49%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2000
  Net Assets (in thousands)               $ 86,430      $ 67,664      $ 12,498            $ 5,227           $ 11,280
   Units Outstanding (in thousands)          4,549         4,810         1,158                358              1,009
   Investment Income Ratio *                 0.00%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)              $ 60,606      $ 51,841      $  5,048            $   762           $  2,497
   Units Outstanding (in thousands)          3,154         3,153           337                 75                280
   Investment Income Ratio *                 0.00%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)              $ 28,850      $ 31,799           n/a                n/a                n/a
   Units Outstanding (in thousands)          1,829         2,275           n/a                n/a                n/a
   Investment Income Ratio *                 0.00%         0.00%           n/a                n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            First Trust/JNL
                                  First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL     First Trust/JNL
                                   Global Target       Leading Brands         Healthcare           Target 25        Target Small-Cap
                                  15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)      Portfolio (a)
                                  ----------------   --------------------  --------------------   -------------      -------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                        $ 6.843038        $  9.287579           $  6.804344           $  7.327916        $ 10.950660
   Total Return *                       -15.17%             -7.44%               -31.72%               -14.46%            -10.76%
   Ratio of Expenses **                   2.55%              1.60%                 1.60%                 2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                        $ 9.985637        $ 10.033840           $  9.966043           $ 10.106589        $  9.699679
   Total Return *                        -0.14%              0.34%                -0.34%                 1.07%             -3.00%
   Ratio of Expenses **                   1.60%              1.60%                 1.60%                 1.60%              1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                        $ 8.559189        $ 10.096709           $ 13.318647           $  7.775739        $ 14.816995
   Total Return *                        -4.13%              6.47%                37.70%                -5.66%             20.52%
   Ratio of Expenses **                   1.40%              1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                        $ 8.927459         $ 9.483564            $ 9.672242           $  8.242260        $ 12.293877
   Total Return *                       -10.73%             -5.16%                -3.28%               -17.58%             22.94%
   Ratio of Expenses **                   1.40%              1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                               n/a                n/a                   n/a                   n/a                n/a
   Total Return *                           n/a                n/a                   n/a                   n/a                n/a
   Ratio of Expenses **                     n/a                n/a                   n/a                   n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------


                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                            $ 5.639598          $ 7.355307        $ 7.930959          $ 7.053485        $ 16.386595
   Total Return *                           -38.20%              -8.82%           -13.40%             -21.32%             -1.72%
   Ratio of Expenses **                       1.60%               2.55%             1.60%               2.55%              2.45%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                            $ 9.125464          $ 9.429791        $ 9.157806          $ 8.347564        $ 10.223520
   Total Return *                            -8.75%              -5.70%            -8.42%             -16.52%              2.24%
   Ratio of Expenses **                       1.60%               1.60%             1.60%               1.60%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                           $ 11.928024          $ 9.000115        $ 7.599463         $ 11.722368        $ 30.827345
   Total Return *                           -21.95%               3.82%            -1.76%               6.73%            -22.04%
   Ratio of Expenses **                       1.40%               1.40%             1.40%               1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                           $ 15.282937          $ 8.669269        $ 7.735808         $ 10.983059        $ 39.539999
   Total Return *                            52.83%             -13.31%           -22.64%               9.83%             91.73%
   Ratio of Expenses **                       1.40%               1.40%             1.40%               1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                   n/a                 n/a               n/a                 n/a        $ 20.622858
   Total Return *                               n/a                 n/a               n/a                 n/a             55.47%
   Ratio of Expenses **                         n/a                 n/a               n/a                 n/a              1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            First Trust/JNL
                                  First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL     First Trust/JNL
                                   Global Target       Leading Brands         Healthcare           Target 25        Target Small-Cap
                                  15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)      Portfolio (a)
                                  ----------------   --------------------  --------------------   -------------      -------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.185739           $ 8.436548            $ 8.369873            $ 7.694899         $11.499123
   Total Return *                     -19.91%               -7.25%               -31.59%               -20.90%            -24.47%
   Ratio of Expenses **                 1.15%                1.40%                 1.40%                 1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                      $ 8.381633           $ 9.096229            $12.234507            $ 8.758260         $14.040208
   Total Return *                      -2.07%               -9.91%                -8.14%                12.64%              1.40%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                      $ 8.559189           $10.096709            $13.318647            $ 7.775739         $14.816995
   Total Return *                      -4.13%                6.47%                37.70%                -5.66%             20.52%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                      $ 8.927459           $ 9.483564            $ 9.672242            $ 8.242260         $12.293877
   Total Return *                     -10.73%               -5.16%                -3.28%               -17.58%             22.94%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                  n/a                   n/a                   n/a                n/a
   Total Return *                         n/a                  n/a                   n/a                   n/a                n/a
   Ratio of Expenses **                   n/a                  n/a                   n/a                   n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------



                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                            $ 4.018247         $ 7.723705          $ 6.284536        $ 7.406712          $ 18.096612
   Total Return *                           -38.08%             -8.74%             -13.22%           -24.46%              -26.42%
   Ratio of Expenses **                       1.40%              1.15%               1.40%             1.15%                1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                            $ 6.488951         $ 8.613528          $ 7.242198        $ 9.086538          $ 21.212177
   Total Return *                           -45.60%             -4.30%              -4.70%           -22.49%              -31.19%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                           $ 11.928024         $ 9.000115          $ 7.599463       $ 11.722368          $ 30.827345
   Total Return *                           -21.95%              3.82%              -1.76%             6.73%              -22.04%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                           $ 15.282937         $ 8.669269          $ 7.735808       $ 10.983059          $ 39.539999
   Total Return *                            52.83%            -13.31%             -22.64%             9.83%               91.73%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                   n/a                n/a                 n/a               n/a          $ 20.622858
   Total Return *                               n/a                n/a                 n/a               n/a               55.47%
   Ratio of Expenses **                         n/a                n/a                 n/a               n/a                1.40%
------------------------------------------------------------------------------------------------------------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              First Trust/JNL
                                     First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL  First Trust/JNL
                                      Global Target       Leading Brands         Healthcare           Target 25     Target Small-Cap
                                     15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)   Portfolio (a)
                                     ----------------   --------------------  --------------------   -------------   -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 30,518           $ 9,465               $ 18,282                $ 37,494       $ 38,586
   Units Outstanding (in thousands)       4,289             1,118                  2,205                   4,921          3,428
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 8,075           $ 8,009               $ 24,492                 $ 8,406       $ 14,445
   Units Outstanding (in thousands)         960               879                  2,013                     956          1,043
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 5,039           $ 4,302               $ 17,462                 $ 3,569        $ 7,728
   Units Outstanding (in thousands)         589               426                  1,311                     459            522
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $ 2,034           $ 1,672                $ 4,046                 $ 1,856        $ 2,101
   Units Outstanding (in thousands)         228               176                    418                     225            171
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a               n/a                    n/a                     n/a            n/a
   Units Outstanding (in thousands)         n/a               n/a                    n/a                     n/a            n/a
   Investment Income Ratio *                n/a               n/a                    n/a                     n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------


                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)            $ 14,504            $ 80,796             $ 8,047            $ 41,227          $ 168,571
   Units Outstanding (in thousands)        3,570              10,562               1,265               5,639             11,456
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 20,046            $ 36,897             $ 6,910            $ 20,184          $ 334,493
   Units Outstanding (in thousands)        3,068               4,280                 949               2,225             15,788
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.05%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 20,077            $ 21,063             $ 5,040            $ 18,967          $ 541,957
   Units Outstanding (in thousands)        1,683               2,340                 663               1,618             17,580
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $  7,833             $ 7,786             $ 3,851             $ 9,190          $ 529,828
   Units Outstanding (in thousands)          513                 898                 498                 837             13,400
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                 n/a                 n/a                 n/a                 n/a          $ 141,046
   Units Outstanding (in thousands)          n/a                 n/a                 n/a                 n/a              6,839
   Investment Income Ratio *                 n/a                 n/a                 n/a                 n/a              0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced           JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock        International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------   ------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.175679      $ 12.363416        $ 14.124415           $ 5.716209          $ 6.003411
   Total Return *                          -8.63%           -1.48%            -28.13%               -0.63%               0.41%
   Ratio of Expenses **                     2.55%            2.55%              1.40%                2.55%              2.395%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $ 9.940104      $ 10.149811        $ 19.652291                  n/a                 n/a
   Total Return *                          -0.60%            1.50%            -24.58%                  n/a                 n/a
   Ratio of Expenses **                     1.70%            1.70%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $ 9.768824      $ 25.523710        $ 26.055594                  n/a                 n/a
   Total Return *                          -2.31%          -35.64%            -19.41%                  n/a                 n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a      $ 39.660324        $ 32.333028                  n/a                 n/a
   Total Return *                             n/a          121.08%             62.29%                  n/a                 n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a      $ 17.939602        $ 19.923187                  n/a                 n/a
   Total Return *                             n/a           33.28%             25.10%                  n/a                 n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                  n/a                 n/a
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                              Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 10.434434        $  8.887344         $ 10.593579        $ 8.431609           $ 8.398081
   Total Return *                          -7.39%            -10.10%               4.62%           -16.41%              -12.81%
   Ratio of Expenses **                     2.55%              2.55%               2.55%             2.55%                2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.591267        $ 10.735826                 n/a               n/a                  n/a
   Total Return *                           5.91%              7.36%                 n/a               n/a                  n/a
   Ratio of Expenses **                     1.70%              1.60%                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced           JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock        International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------   ------------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.480604      $ 13.758252        $ 14.124415         $ 6.014019            $ 6.376038
   Total Return *                          -5.65%          -22.79%            -28.13%            -20.27%                 0.86%
   Ratio of Expenses **                     1.15%            1.15%              1.40%              1.15%                 1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $ 9.199663      $ 15.051709        $ 19.652291                n/a                   n/a
   Total Return *                          -5.83%          -41.03%            -24.58%                n/a                   n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $ 9.768824      $ 25.523710        $ 26.055594                n/a                   n/a
   Total Return *                          -2.31%          -35.64%            -19.41%                n/a                   n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a      $ 39.660324        $ 32.333028                n/a                   n/a
   Total Return *                             n/a          121.08%             62.29%                n/a                   n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a      $ 17.939602        $ 19.923187                n/a                   n/a
   Total Return *                             n/a           33.28%             25.10%                n/a                   n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                n/a                   n/a

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                             Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 11.165350           $  9.509779           $ 10.735815     $ 8.543937             $ 8.510876
   Total Return *                      -15.82%               -18.23%                 7.85%        -12.50%                -15.35%
   Ratio of Expenses **                  1.15%                 1.15%                 1.15%          1.15%                  1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                      $ 11.201260           $ 11.428479                   n/a            n/a                    n/a
   Total Return *                       12.01%                14.28%                   n/a            n/a                    n/a
   Ratio of Expenses **                  1.40%                 1.40%                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced          JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock       International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------  -------------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 57,817        $ 121,683            $ 174,428             $ 6,939          $    438
   Units Outstanding (in thousands)       6,823           11,559               12,349               1,108                56
   Investment Income Ratio *              2.26%            0.00%                0.69%               0.10%             3.79%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)           $ 55,450        $ 239,280            $ 330,638                 n/a               n/a
   Units Outstanding (in thousands)       6,024           15,905               16,824                 n/a               n/a
   Investment Income Ratio *              2.86%            0.00%                1.46%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)           $ 23,964        $ 444,916            $ 527,597                 n/a               n/a
   Units Outstanding (in thousands)       2,453           17,431               20,249                 n/a               n/a
   Investment Income Ratio *              0.00%            0.00%                0.00%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                n/a        $ 477,834            $ 512,998                 n/a               n/a
   Units Outstanding (in thousands)         n/a           12,048               15,866                 n/a               n/a
   Investment Income Ratio *                n/a            0.00%                0.00%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a        $ 104,945            $ 223,980                 n/a               n/a
   Units Outstanding (in thousands)         n/a            5,850               11,242                 n/a               n/a
   Investment Income Ratio *                n/a            0.00%                0.00%                 n/a               n/a
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                              Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 29,045           $ 28,814            $ 12,446          $ 8,582               $ 11,541
   Units Outstanding (in thousands)       2,917              3,091               1,168            1,002                  1,341
   Investment Income Ratio *              0.47%              0.00%               8.39%            6.09%                  1.59%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)           $  1,210           $  1,848                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         108                162                 n/a              n/a                    n/a
   Investment Income Ratio *              0.93%              0.22%                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                 Mellon Capital         Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                    S&P 500                Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.601826           $ 7.827609            $  6.900125       $  6.743170            $ 12.295342
   Total Return *                     -11.94%              -17.20%                -13.58%            -1.43%                  3.95%
   Ratio of Expenses **                 2.55%                2.55%                  2.55%             2.55%                  2.75%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                             n/a                  n/a            $ 10.059130       $ 10.173866             $ 9.999267
   Total Return *                         n/a                  n/a                  0.59%             1.74%                 -0.01%
   Ratio of Expenses **                   n/a                  n/a                  1.70%             1.70%                  1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 15.848370       $ 12.141023       $ 11.380553        $ 10.912224      $ 13.480564
   Total Return *                          -7.73%            -1.44%            -1.06%             -2.83%          -16.32%
   Ratio of Expenses **                     2.75%             2.55%             2.55%             2.095%            2.30%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.179363       $  9.978449       $  9.996379                n/a      $  9.302424
   Total Return *                           1.79%            -0.22%            -0.04%                n/a           -6.98%
   Ratio of Expenses **                     1.70%             1.70%             1.70%                n/a            1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 15.050615       $ 12.116816       $ 11.981511                n/a      $ 21.843635
   Total Return *                           6.75%            -6.93%             4.39%                n/a          -18.98%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 14.098638       $ 13.018395       $ 11.478156                n/a      $ 26.962051
   Total Return *                          -1.49%            -0.32%             3.21%                n/a           27.61%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 14.312344       $ 13.059903       $ 11.120886                n/a      $ 21.128997
   Total Return *                           8.53%             2.39%             3.53%                n/a           33.05%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  Mellon Capital        Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                     S&P 500               Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.704551            $ 7.933415          $ 7.062724           $ 6.902335           $ 13.284507
   Total Return *                     -21.66%               -20.14%             -20.66%              -23.39%                 6.02%
   Ratio of Expenses **                 1.15%                 1.15%               1.15%                1.15%                 1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                             n/a                   n/a          $ 9.183699           $ 9.330717           $  9.853514
   Total Return *                         n/a                   n/a              -8.16%               -6.69%                -1.46%
   Ratio of Expenses **                   n/a                   n/a               1.40%                1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 17.907821      $ 13.502664        $ 12.655683      $ 10.938551        $ 14.714245
   Total Return *                          -3.89%            1.74%             -0.09%            0.19%            -21.91%
   Ratio of Expenses **                     1.15%            1.15%              1.15%            1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 16.406881      $ 12.623859        $ 12.219546              n/a        $ 16.150439
   Total Return *                           9.01%            4.18%              1.99%              n/a            -26.06%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 15.050615      $ 12.116816        $ 11.981511              n/a        $ 21.843635
   Total Return *                           6.75%           -6.93%              4.39%              n/a            -18.98%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 14.098638      $ 13.018395        $ 11.478156              n/a        $ 26.962051
   Total Return *                          -1.49%           -0.32%              3.21%              n/a             27.61%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 14.312344      $ 13.059903        $ 11.120886              n/a        $ 21.128997
   Total Return *                           8.53%            2.39%              3.53%              n/a             33.05%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  Mellon Capital        Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                     S&P 500               Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)          $ 21,548            $ 9,632             $ 23,910             $ 6,557             $ 110,041
   Units Outstanding (in thousands)      2,716              1,200                3,398                 953                9,590
   Investment Income Ratio *             0.00%              2.62%                0.00%               0.00%                0.03%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               n/a                n/a             $  8,175             $ 3,841              $ 8,396
   Units Outstanding (in thousands)        n/a                n/a                  888                 411                  852
   Investment Income Ratio *               n/a                n/a                0.00%               0.24%                3.48%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)            $ 198,403      $ 117,270         $ 125,159           $  526            $ 139,925
   Units Outstanding (in thousands)        12,448          9,210            10,296               48               11,566
   Investment Income Ratio *                2.94%          7.89%             1.06%            0.00%                0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 196,863      $ 124,815         $ 142,100              n/a            $ 246,486
   Units Outstanding (in thousands)        12,007          9,895            11,642              n/a               15,273
   Investment Income Ratio *                3.37%          8.58%             3.28%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 150,992      $ 110,480         $ 102,033              n/a            $ 366,467
   Units Outstanding (in thousands)        10,032          9,118             8,517              n/a               16,777
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $ 140,146      $ 125,926         $ 131,898              n/a            $ 378,987
   Units Outstanding (in thousands)         9,940          9,673            11,491              n/a               14,056
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)            $  94,092      $  95,999         $  52,423              n/a            $ 176,397
   Units Outstanding (in thousands)         6,574          7,351             4,714              n/a                8,349
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $  8.492644       $  4.773797     $13.661166        $  8.688297      $ 9.493182
   Total Return *                           5.08%            -8.41%         -7.36%            -18.57%          -4.64%
   Ratio of Expenses **                     2.55%             2.55%          2.55%              2.45%           2.60%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.185585       $ 10.535055     $10.170710        $ 10.098331     $ 10.080578
   Total Return *                           1.86%             5.35%          1.71%              0.98%           0.81%
   Ratio of Expenses **                     1.70%             1.70%          1.70%              1.70%           1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 14.873269        $ 9.809143     $17.799644        $ 12.848558     $ 11.848978
   Total Return *                         -15.18%            -1.91%          5.48%            -10.63%          -2.99%
   Ratio of Expenses **                     1.40%             1.40%          1.40%              1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 17.534079               n/a     $16.874739        $ 14.376336     $ 12.214283
   Total Return *                          30.27%               n/a         -2.42%             33.50%          17.86%
   Ratio of Expenses **                     1.40%               n/a          1.40%              1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 13.459590               n/a     $17.292387        $ 10.769142     $ 10.363717
   Total Return *                          12.75%               n/a         10.92%              7.69%           3.64%
   Ratio of Expenses **                     1.40%               n/a          1.40%              1.40%           1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 S&P/JNL Equity
                                  S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                    Index 100       Index 50       Index 75         Growth            Growth
                                  Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                  -------------   -------------  -------------   ---------------   ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 8.450795     $ 7.657951     $ 8.073167       $ 7.665325        $ 7.661773
   Total Return *                        0.66%        -20.61%        -16.45%            3.02%           -20.01%
   Ratio of Expenses **                  2.55%          2.45%          2.26%            2.85%             2.45%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                              n/a            n/a            n/a       $ 9.830499        $ 9.819213
   Total Return *                          n/a            n/a            n/a           -1.70%            -1.81%
   Ratio of Expenses **                    n/a            n/a            n/a            1.60%             1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a            n/a            n/a      $ 12.748314       $ 12.605045
   Total Return *                          n/a            n/a            n/a          -16.38%           -15.25%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a            n/a            n/a      $ 15.244975       $ 14.872935
   Total Return *                          n/a            n/a            n/a           43.23%            41.20%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a            n/a            n/a      $ 10.643333       $ 10.533562
   Total Return *                          n/a            n/a            n/a            6.43%             5.34%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 9.450867         $ 4.954798     $15.204304       $ 9.239838       $ 10.167376
   Total Return *                         -22.02%            -27.46%        -18.87%          -18.27%            -7.60%
   Ratio of Expenses **                     1.15%              1.15%          1.15%            1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 11.690454         $ 7.063306     $16.439324      $ 11.328490       $ 11.132321
   Total Return *                         -21.40%            -27.99%         -7.64%          -11.83%            -6.05%
   Ratio of Expenses **                     1.40%              1.40%          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 14.873269         $ 9.809143     $17.799644      $ 12.848558       $ 11.848978
   Total Return *                         -15.18%             -1.91%          5.48%          -10.63%            -2.99%
   Ratio of Expenses **                     1.40%              1.40%          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 17.534079                n/a     $16.874739      $ 14.376336       $ 12.214283
   Total Return *                          30.27%                n/a         -2.42%           33.50%            17.86%
   Ratio of Expenses **                     1.40%                n/a          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 13.459590                n/a     $17.292387      $ 10.769142       $ 10.363717
   Total Return *                          12.75%                n/a         10.92%            7.69%             3.64%
   Ratio of Expenses **                     1.40%                n/a          1.40%            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 S&P/JNL Equity
                                  S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                    Index 100       Index 50       Index 75         Growth            Growth
                                  Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                  -------------   -------------  -------------   ---------------   ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 8.568248     $ 7.754044     $ 8.159377       $ 8.305062        $ 8.146720
   Total Return *                      -12.17%        -22.88%        -17.55%          -20.77%           -18.69%
   Ratio of Expenses **                  1.15%          1.15%          1.15%            1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                              n/a            n/a            n/a      $ 10.840320       $ 10.650135
   Total Return *                          n/a            n/a            n/a          -14.97%           -15.51%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a            n/a            n/a      $ 12.748314       $ 12.605045
   Total Return *                          n/a            n/a            n/a          -16.38%           -15.25%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a            n/a            n/a      $ 15.244975       $ 14.872935
   Total Return *                          n/a            n/a            n/a           43.23%            41.20%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a            n/a            n/a      $ 10.643333       $ 10.533562
   Total Return *                          n/a            n/a            n/a            6.43%             5.34%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)             $ 66,508         $ 13,389       $ 188,294        $ 92,401         $ 217,581
   Units Outstanding (in thousands)         7,270            2,712          14,475          10,140            21,723
   Investment Income Ratio *                0.92%            0.00%           0.98%           1.12%             1.90%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)             $ 87,535         $ 18,375       $ 286,114        $103,211         $ 181,163
   Units Outstanding (in thousands)         7,492            2,595          17,425           9,114            16,281
   Investment Income Ratio *                0.68%            0.00%           0.88%           3.32%             3.49%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)             $109,365         $ 18,055       $ 327,052        $ 90,764         $ 136,839
   Units Outstanding (in thousands)         7,353            1,841          18,374           7,064            11,549
   Investment Income Ratio *                0.00%            0.00%           0.00%           0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)             $ 96,567              n/a       $ 276,024        $ 40,119         $  71,738
   Units Outstanding (in thousands)         5,507              n/a          16,357           2,791             5,873
   Investment Income Ratio *                0.00%              n/a           0.00%           0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)             $ 64,992              n/a       $ 188,485        $  4,425         $  10,029
   Units Outstanding (in thousands)         4,829              n/a          10,900             411               968
   Investment Income Ratio *                0.00%              n/a           0.00%           0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        S&P/JNL Equity
                                         S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                           Index 100       Index 50       Index 75         Growth            Growth
                                         Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                         -------------   -------------  -------------   ---------------   ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)              $ 14,172         $ 1,968        $ 4,460          $ 30,101         $  99,366
   Units Outstanding (in thousands)          1,655             254            546             3,674            12,359
   Investment Income Ratio *                 0.00%           0.00%          0.00%             0.07%             0.10%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 39,809         $ 139,586
   Units Outstanding (in thousands)            n/a             n/a            n/a             3,673            13,112
   Investment Income Ratio *                   n/a             n/a            n/a             2.89%             2.44%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 39,094         $ 131,645
   Units Outstanding (in thousands)            n/a             n/a            n/a             3,067            10,444
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 18,048         $  59,412
   Units Outstanding (in thousands)            n/a             n/a            n/a             1,184             3,995
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                   n/a             n/a            n/a          $  3,237         $   5,037
   Units Outstanding (in thousands)            n/a             n/a            n/a               304               478
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

                                                                                          Salomon
                                     S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                     Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                      Growth            Growth          JNL Global       & Quality      JNL Established
                                  Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                  ---------------   ---------------    --------------  --------------   ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $  9.271417       $  8.138055       $ 14.453684      $ 13.758273      $ 16.941095
   Total Return *                       -13.79%           -16.71%             2.72%            6.88%          -20.46%
   Ratio of Expenses **                   2.55%             2.45%             2.55%            2.75%            2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 10.149076       $  9.641175       $  9.893917      $  9.623038      $ 10.122554
   Total Return *                         1.49%            -3.59%            -1.06%           -3.77%            1.23%
   Ratio of Expenses **                   1.70%             1.60%             1.70%            1.70%            1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 12.404623       $ 13.278227       $ 13.733876      $ 12.670276      $ 23.773963
   Total Return *                        -5.67%           -18.31%             5.69%            9.86%           -1.71%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                       $ 13.149997       $ 16.254341       $ 12.994254      $ 11.532926      $ 24.188462
   Total Return *                        24.98%            46.79%             0.45%           -3.86%           20.08%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 10.521690       $ 11.073010       $ 12.935516      $ 11.995720      $ 20.144276
   Total Return *                         5.22%            10.73%             1.04%            7.88%           26.01%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio (c)
                                    ----------------   -------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $19.275087         $ 8.815018
   Total Return *                          -6.04%            -20.33%
   Ratio of Expenses **                     2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $10.674784         $10.223967
   Total Return *                           6.75%              2.24%
   Ratio of Expenses **                     1.70%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $22.723490         $11.285351
   Total Return *                           5.68%             12.85%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                          $21.501764                n/a
   Total Return *                          22.28%                n/a
   Ratio of Expenses **                     1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                          $17.583364                n/a
   Total Return *                          19.80%                n/a
   Ratio of Expenses **                     1.40%                n/a
--------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          Salomon
                                     S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                     Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                      Growth            Growth          JNL Global       & Quality      JNL Established
                                  Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                  ---------------   ---------------    --------------  --------------   ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $  9.906787       $  8.656812      $ 16.087669      $ 15.545949        $ 18.843575
   Total Return *                        -9.76%           -19.70%            6.05%            8.67%            -20.88%
   Ratio of Expenses **                   1.15%             1.15%            1.15%            1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 11.333423       $ 11.295588      $ 14.464117      $ 13.369022        $ 21.041413
   Total Return *                        -8.64%           -14.93%            5.32%            5.51%            -11.49%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 12.404623       $ 13.278227      $ 13.733876      $ 12.670276        $ 23.773963
   Total Return *                        -5.67%           -18.31%            5.69%            9.86%             -1.71%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                       $ 13.149997       $ 16.254341      $ 12.994254      $ 11.532926        $ 24.188462
   Total Return *                        24.98%            46.79%            0.45%           -3.86%             20.08%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 10.521690       $ 11.073010      $ 12.935516      $ 11.995720        $ 20.144276
   Total Return *                         5.22%            10.73%            1.04%            7.88%             26.01%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%
--------------------------------------------------------------------------------------

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio (c)
                                    ----------------   -------------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $21.449599         $ 9.146925
   Total Return *                         -19.76%            -16.73%
   Ratio of Expenses **                     1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $22.072337         $11.213585
   Total Return *                          -2.87%             -0.64%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $22.723490         $11.285351
   Total Return *                           5.68%             12.85%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                          $21.501764                n/a
   Total Return *                          22.28%                n/a
   Ratio of Expenses **                     1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                          $17.583364                n/a
   Total Return *                          19.80%                n/a
   Ratio of Expenses **                     1.40%                n/a
--------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 Salomon
                                            S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                            Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                             Growth            Growth          JNL Global       & Quality      JNL Established
                                         Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                         ---------------   ---------------    --------------  --------------   ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)               $ 316,689          $ 41,053           $ 65,310        $ 254,324        $ 214,065
   Units Outstanding (in thousands)           32,471             4,804              4,226           17,287           13,419
   Investment Income Ratio *                   1.36%             0.07%              6.09%            4.30%            0.10%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               $ 287,776          $ 56,800           $ 58,712        $ 169,920        $ 335,281
   Units Outstanding (in thousands)           25,408             5,032              4,062           12,725           15,959
   Investment Income Ratio *                   3.15%             2.59%              5.90%            5.10%            0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)               $ 217,899          $ 56,823           $ 56,542        $ 104,633        $ 396,691
   Units Outstanding (in thousands)           17,566             4,279              4,117            8,258           16,686
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)               $ 109,309          $ 23,389           $ 51,597        $  91,843        $ 340,030
   Units Outstanding (in thousands)            8,312             1,439              3,971            7,964           14,058
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                $ 12,611           $ 2,442           $ 40,956        $  60,051        $ 209,481
   Units Outstanding (in thousands)            1,199               220              3,166            5,006           10,399
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%
------------------------------------------------------------------------------------------------------------------------------------


                                         T. Rowe Price/        T. Rowe
                                          JNL Mid-Cap         Price/JNL
                                        Growth Portfolio   Value Portfolio (c)
                                        ----------------   -------------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)                $ 196,824          $ 85,131
   Units Outstanding (in thousands)            11,531             9,300
   Investment Income Ratio *                    0.00%             0.01%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)                $ 306,109          $ 82,424
   Units Outstanding (in thousands)            13,896             7,359
   Investment Income Ratio *                    0.00%             1.09%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                $ 343,271          $ 15,567
   Units Outstanding (in thousands)            15,106             1,379
   Investment Income Ratio *                    0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                $ 250,672               n/a
   Units Outstanding (in thousands)            11,658               n/a
   Investment Income Ratio *                    0.00%               n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                $ 174,796               n/a
   Units Outstanding (in thousands)             9,941               n/a
   Investment Income Ratio *                    0.00%               n/a

----------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Jackson National Life Insurance Company and
        Contract Owners of Jackson National Separate Account - I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account - I, at December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account - I as of December 31, 2002 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP


Chicago, Illinois
February 14, 2003

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

Independent Auditors' Report                                                  1



Consolidated Balance Sheets                                                   2



Consolidated Income Statements                                                3



Consolidated Statements of Stockholder's Equity and Comprehensive Income      4



Consolidated Statements of Cash Flows                                         5



Notes to Consolidated Financial Statements                                    6

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."



/s/ KPMG LLP


Detroit, Michigan
January 31, 2003

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------------


                                                                                       DECEMBER 31,
ASSETS                                                                            2002               2001
                                                                           -------------------- ------------------
   Investments:
     Cash and short-term investments                                           $   5,121,400     $   2,076,095
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2002, $33,975,596; 2001,
        $31,953,139)                                                              35,168,706        31,932,494
        Equities (cost: 2002, $305,270; 2001, $289,469)                              256,135           288,852
     Mortgage loans, net of allowance                                              4,442,681         4,191,405
     Policy loans                                                                    714,205           700,434
     Other invested assets                                                         1,476,724         1,335,006
                                                                           -------------------- ------------------
         Total investments                                                        47,179,851        40,524,286

   Accrued investment income                                                         485,326           438,027
   Deferred acquisition costs                                                      1,941,876         2,162,951
   Reinsurance recoverable                                                           525,031           395,424
   Deferred income taxes                                                             276,770           234,752
   Value of acquired insurance, other intangibles and goodwill                       151,273           170,377
   Income taxes receivable from Parent                                                  -               72,563
   Other assets                                                                       74,793           188,292
   Variable annuity assets                                                         4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total assets                                                          $  55,020,445     $  49,312,504
                                                                           ==================== ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                  $   1,076,860     $     978,513
       Deposits on investment contracts                                           30,808,632        26,512,418
       Guaranteed investment contracts                                             2,607,408         3,695,179
     Trust instruments supported by funding agreements                             5,850,833         4,575,838
     Savings deposits                                                              1,045,830           836,682
     Reverse repurchase agreements                                                      -              889,678
     Notes and bank debt                                                           1,103,508         1,256,391
     Securities lending payable                                                    2,485,588           814,646
        Income taxes payable to Parent                                                85,399              -
     Other liabilities                                                             1,754,629         1,448,041
     Variable annuity liabilities                                                  4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total liabilities                                                        51,204,212        46,133,218
                                                                           -------------------- ------------------

     Minority interest                                                                66,228            86,802
                                                                           -------------------- ------------------

     STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800            13,800
     Additional paid-in capital                                                    2,484,228         1,869,780
     Accumulated other comprehensive income (loss), net of
       tax of $242,573 in 2002 and ($6,728) in 2001                                  449,382           (13,077)
     Retained earnings                                                               802,595         1,221,981
                                                                           -------------------- ------------------
         Total stockholder's equity                                                3,750,005         3,092,484
                                                                           -------------------- ------------------
         Total liabilities and stockholder's equity                            $  55,020,445     $  49,312,504
                                                                           ==================== ==================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------



                                                                         YEARS ENDED DECEMBER 31,
                                                               2002                2001               2000
                                                          -----------------  ------------------  -----------------
REVENUES
   Premiums                                                 $      152,694     $      223,149      $      230,801

   Net investment income                                         2,370,029          2,386,222           2,610,983

   Net realized losses on investments and change in
     fair value of hedging instruments                            (738,630)          (830,873)           (120,855)

   Fee income:
     Mortality charges                                             133,665            133,223             133,969
     Surrender charges                                              47,086             60,525              80,075
     Expense charges                                                18,795             15,947              17,820
     Variable annuity fees                                          66,069             75,483              75,905
     Net asset management fees                                      21,595             23,531              24,344
                                                          -----------------  ------------------  -----------------
   Total fee income                                                287,210            308,709             332,113
   Other income                                                     43,240             38,292              39,821
                                                          -----------------  ------------------  -----------------
     Total revenues                                              2,114,543          2,125,499           3,092,863
                                                          -----------------  ------------------  -----------------

BENEFITS AND EXPENSES
   Death benefits                                                  334,527            307,610             317,350
   Interest credited on deposit liabilities                      1,561,601          1,578,228           1,591,921
   Interest expense on trust instruments supported
      by funding agreements                                        144,619            184,010             155,192
   Interest expense on notes, bank debt and reverse repurchase
      agreements                                                    66,885             81,522              94,544
   Increase (decrease) in reserves, net of reinsurance             (34,457)            20,442             (47,448)
   Commissions                                                     427,882            303,249             361,672
   General and administrative expenses                             272,388            279,514             234,452
   Deferral of policy acquisition costs                           (556,120)           (391,412)          (429,358)
   Amortization of acquisition costs:
     Attributable to operations                                    340,567            181,116             237,416
     Attributable to net realized losses on investments
          and change in fair value of hedging instruments          (16,663)           (56,421)            (15,491)
   Amortization of acquired insurance, other intangibles and
     goodwill                                                       20,702             22,458              18,586
                                                          -----------------  ------------------  -----------------
     Total benefits and expenses                                 2,561,931          2,510,316           2,518,836
                                                          -----------------  ------------------  -----------------
     Pretax income (loss) before minority interest                (447,388)          (384,817)            574,027
   Minority interest                                                21,539             47,046              40,227
                                                          -----------------  ------------------  -----------------
     Pretax income (loss)                                         (425,849)          (337,771)            614,254
   Federal income tax expense (benefit)                           (148,463)          (117,062)            216,200
                                                          -----------------  ------------------  -----------------
     Income (loss) before cumulative effect of changes in
       accounting principles                                      (277,386)          (220,709)            398,054
   Cumulative effect of changes in accounting principles                 -           (199,866)                  -
                                                          -----------------  ------------------  -----------------
     NET INCOME (LOSS)                                      $     (277,386)    $     (420,575)     $      398,054
                                                          =================  ==================  =================

   Pro forma net income (loss) assuming the changes in
      accounting principles are applied retroactively                          $     (237,414)     $      167,101
                                                                             ==================  =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2002                 2001                  2000
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR                $       13,800       $       13,800       $       13,800
                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           1,869,780            1,570,063            1,360,982
    Capital contributions                                     614,448              299,717              209,081
                                                     -------------------  -------------------  --------------------
End of year                                                 2,484,228            1,869,780            1,570,063
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (13,077)            (427,088)            (465,836)
    Net unrealized investment gains, net of
       reclassification adjustment and net of
       tax of $249,302 in 2002; $223,243 in 2001
       and $20,864 in 2000                                    462,459              414,011               38,748
                                                     -------------------  -------------------  --------------------
End of year                                                   449,382              (13,077)            (427,088)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                           1,221,981            1,773,661            1,551,912
    Net income (loss)                                        (277,386)            (420,575)             398,054
    Dividends paid to stockholder                            (142,000)            (131,105)            (176,305)
                                                     -------------------  -------------------  --------------------
End of year                                                   802,595            1,221,981            1,773,661
                                                     -------------------  -------------------  --------------------


TOTAL STOCKHOLDER'S EQUITY                             $    3,750,005       $    3,092,484       $    2,930,436
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2002                 2001                 2000
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                      $     (277,386)      $     (420,575)      $      398,054
Net unrealized holding gains arising during
       the period, net of tax of $220,241 in 2002;
       $158,596 in 2001 and $24,218 in 2000                   408,489              293,951               44,976
Reclassification adjustment for gains (losses)
       included in net income, net of tax of
       $29,061 in 2002; $64,647 in 2001 and $(3,354)
       in 2000                                                 53,970              120,060               (6,228)
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                            $      185,073       $       (6,564)      $      436,802
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                                   2002                2001               2000
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                          $    (277,386)      $    (420,575)     $     398,054
     Adjustments to reconcile net income (loss) to net cash
       provided by operating activities:
         Net realized losses on investments and change in
              fair value of hedging instruments                       738,630             830,873            120,855
         Interest credited on deposit liabilities                   1,561,601           1,578,228          1,591,921
         Interest expense on trust instruments supported
           by funding agreements                                      144,619             184,010            155,192
         Other charges                                               (199,546)           (209,695)          (231,864)
         Amortization of discount and premium on investments          (33,979)             93,393            (23,962)
         Deferred income tax provision                               (285,863)           (101,474)            37,000
         Change in:
              Accrued investment income                               (47,299)             42,563            (35,349)
              Deferred acquisition costs                             (232,216)           (269,153)          (207,433)
              Value of acquired insurance, other intangibles
                and goodwill                                           20,702              22,458             18,586
              Income taxes payable to Parent                          182,410             (27,032)            20,841
              Other assets and liabilities, net                       137,677              11,723            (21,647)
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,709,350           1,735,319          1,822,194
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale      6,835,958           5,732,067          3,877,665
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        4,939,946           3,000,900            912,953
         Mortgage loans                                               792,097           1,273,431            280,820
        Purchases of:
         Fixed maturities and equities available for sale         (14,253,070)        (12,763,596)        (5,915,958)
            Mortgage loans                                         (1,037,256)           (773,815)          (930,007)
     Acquisition of Highland Federal Bank                                  -                   -             (43,349)
     Other investing activities                                       805,888            (522,671)           149,523
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (1,916,437)         (4,053,684)        (1,668,353)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits                                                   8,789,168           6,876,598          7,578,354
         Withdrawals                                               (5,713,577)         (4,858,652)        (6,176,725)
     Net transfers to separate accounts                              (295,315)           (468,993)        (1,901,367)
     Proceeds from notes and bank debt                                427,424           1,052,639            374,384
     Payments on notes and bank debt                                 (580,719)           (418,930)          (167,213)
     Increase in savings deposits                                     177,411              67,797            175,997
     Payment of cash dividends to Parent                             (142,000)           (131,105)          (176,305)
     Capital contribution from Parent                                 590,000             251,800                  -
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               3,252,392           2,371,154           (292,875)
                                                              ----------------    ----------------   -----------------

     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                                  3,045,305              52,789           (139,034)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  2,076,095           2,023,306          2,162,340
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                    $   5,121,400       $   2,076,095      $   2,023,306
                                                              ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; Curian Capital, LLC, a broker dealer; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds") and Tuscany CDO, Limited ("Tuscany"). JNL has effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. On September 29, 2000, Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisition was accounted for by the purchase method and the results of Highland are included in the consolidated income statements from the date of acquisition.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets or for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 carries forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives (primarily interest rate swaps) to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Net earnings in future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue #99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was also recorded as a cumulative effect of a change in accounting principle.

     A reconciliation of reported net income to adjusted net income is as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Reported net income (loss)                       $   (277,386)        $  (420,575)       $   398,054

     Net income adjustment for FAS 133 and
           EITF 99-20                                                          181,264           (231,546)
     Goodwill amortization                                     -                 2,918                912

     Tax effect of goodwill amortization                       -                (1,021)              (319)
                                                     -----------------   ------------------  ------------------
       Pro forma net income (loss) assuming the
           changes in accounting principles are
           applied retroactively                      $   (277,386)       $   (237,414)       $   167,101
                                                      =================   ==================  ==================

     RECENTLY ISSUED ACCOUNTING STANDARDS
     In January 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements." FIN 46 explains how to identify variable interest entities and how an enterprise assesses its interests in a variable interest entity. It also requires existing non-consolidated variable interest entities to be consolidated by their primary beneficiaries if the entities do not effectively disperse risks among the parties involved.

     Although not effective until January 31, 2003, if it is reasonably possible that an enterprise will consolidate or disclose information about a variable interest entity when FIN 46 becomes effective, certain disclosure of the variable interest entities and potential maximum exposure to loss is required in all financial statements initially issued after January 31, 2003.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Certain of the Company's investments may be considered significant variable interests, including its interests in PPM America High Yield CBO I, Ltd. ("HY CBO I"), PPM America High Yield CBO II, Ltd. ("HY CBO II"), and PPM America Structured Finance CBO I, Ltd. ("SF CBO I"), (collectively, "VIEs "). The VIEs are securitizations structured by a related party as traditional collateralized bond obligations whose purpose is to invest in a diversified portfolio of high yield bonds and structured finance securities using proceeds raised from the issuance of debt and equity interests.

     HY CBO I was structured in 1999 and has total assets of $403.1 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $46.9 million and $27.8 million, respectively, representing investments in outstanding debt of HY CBO I.

     HY CBO II was structured in 2000 and has total assets of $133.5 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $17.7 million and $8.1 million, respectively, representing investments in outstanding debt and equity interests of HY CBO II.

     SF CBO I was structured in 2000 and has total assets of $241.3 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $19.3 million and $13.3 million, respectively, representing investments in outstanding debt of SF CBO I.

     The Company believes its investments in the VIEs are unlikely to be considered primary beneficial interests and that consolidation will not be required under FIN 46. In that the Company has no future funding obligations to the VIE's, the maximum loss exposure is limited to its current investment.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS AND EMBEDDED DERIVATIVES
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     With the adoption of FAS 133 in 2001, the accounting policies for these derivatives were changed. The following accounting policies relate to the accompanying 2002 and 2001 financial statements.

     While the Company generally uses derivative contracts for hedging purposes, and certain liabilities, primarily trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133, the Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value with changes in value included in net realized losses on investments and change in fair value of hedging instruments.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2002 and 2001 are used for hedging purposes. Amounts paid or received on interest rate swap agreements are included in investment income. Interest rate swaps are included in other invested assets or other liabilities.

     Put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions, with maturities up to 9 years, are entered into as a hedge against significant upward movements in interest rates. Put-swaptions are included in other invested assets.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. These annuities contain embedded options whose fair value is included in the annuity liability.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in interest expense on trust instruments supported by funding agreements.

     Prior to 2001 and the adoption of FAS 133, hedge accounting treatment was applied to derivative contracts. The following accounting policies relate to the accompanying 2000 financial statements.

     Interest rate swap agreements outstanding at December 31, 2000 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income.

     Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $447.2 million at December 31, 2002 and increased $6.1 million at December 31, 2001 to reflect this change.

     Poor equity market performance has lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities has become impaired. During 2002, the asset has been reduced through increased amortization compared to 2001 of approximately $128.3 million primarily due to the poor equity market performance. Further impairments or accelerated amortization of this deferred acquisition cost asset are likely to result if future equity market returns are below assumed levels.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland, and the Fremont branch ("Fremont") acquired from Fremont Investment and Loan, located in California, in 2002. Fremont had total assets of $101.6 million and deposit liabilities of $103.2 million at the date of acquisition in 2002. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years. Beginning January 1, 2002, with the adoption of FAS 142, goodwill is no longer being amortized. Prior to 2002, goodwill was amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 6.0% to 8.4%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the imputed value of the underlying guaranteed host contract, and ii) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $4.1 billion at both December 31, 2002 and 2001.

     In 2001, JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2002 and 2001 totaled $1.8 billion and $0.5 billion, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. With the adoption of FAS 133 in 2001, foreign currency transaction gains and losses are included in net income. In 2000, unrealized foreign currency transaction gains and losses were excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $4,339.9 million and $5,074.6 million at December 31, 2002 and 2001, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $45.6 million and $51.2 million at December 31, 2002 and 2001, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities is generally used to reduce the cost basis of the securities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,710.4 million and $4,487.8 million at December 31, 2002 and 2001, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $25.4 billion and $25.0 billion, respectively, at December 31, 2002 and $21.2 billion and $20.7 billion, respectively, at December 31, 2001.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.6 billion and $3.7 billion at December 31, 2002 and 2001, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $4.6 billion at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $1,047.8 million and $842.5 million at December 31, 2002 and 2001, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,093.4 million and $4,834.5 million at December 31, 2002 and 2001, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2002 and 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2002, investments rated by the Company's investment advisor totaled $477.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.
                                                           PERCENT OF TOTAL
                                                           FIXED MATURITIES
          INVESTMENT RATING                                DECEMBER 31, 2002
                                                         ----------------------
          AAA                                                    11.3%
          AA                                                      7.7
          A                                                      31.1
          BBB                                                    42.3
                                                         ----------------------
              Investment grade                                   92.4
                                                          ----------------------
          BB                                                      4.3
          B and below                                             3.3
                                                         ----------------------
              Below investment grade                              7.6
                                                         ----------------------
              Total fixed maturities                            100.0%
                                                         ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $242.2 million and $167.3 million, respectively, at December 31, 2002. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2002 were $134.6 million and $92.8 million, respectively, and for the 12 months preceding December 31, 2001 were $87.7 million and $69.2 million, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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4.   INVESTMENTS (CONTINUED)

     The amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED         UNREALIZED          FAIR
       DECEMBER 31, 2002                         COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,167    $           342    $        -       $         4,509
          U.S. Government agencies
               and foreign governments                2,726                415             -                 3,141
          Public utilities                        1,402,075             68,078            68,330         1,401,823
          Corporate securities
               and commercial loans              23,565,100          1,671,898           461,567        24,775,431
          Mortgage-backed securities              9,001,528            349,471           367,197         8,983,802
                                          ------------------- ------------------ ---------------- -------------------
               Total                       $     33,975,596    $     2,090,204     $     897,094   $    35,168,706
                                          =================== ================== ================ ===================

                                                                   GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED        UNREALIZED           FAIR
       DECEMBER 31, 2001                        COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,648    $           231     $          36   $         4,843
          U.S. Government agencies
               and foreign governments               47,543              2,371               -              49,914
          Public utilities                          757,532              9,035            18,437           748,130
          Corporate securities
               and commercial loans              19,789,499            560,972           689,024        19,661,447
          Mortgage-backed securities             11,353,917            309,861           195,618        11,468,160
                                          ------------------- ------------------ ---------------- --------------------
               Total                       $     31,953,139    $       882,470     $     903,115   $    31,932,494
                                          =================== ================== ================ ====================

     The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):
                                              AMORTIZED         ESTIMATED
                                                 COST           FAIR VALUE
                                          ------------------ ------------------
     Due in 1 year or less                  $      688,812     $    715,683
     Due after 1 year through 5 years            5,205,404        5,430,147
     Due after 5 years through 10 years         13,890,464       14,704,960
     Due after 10 years through 20 years         2,974,129        3,082,827
     Due after 20 years                          2,215,259        2,251,287
     Mortgage-backed securities                  9,001,528        8,983,802
                                          ------------------ ------------------
          Total                             $   33,975,596     $ 35,168,706
                                          ================== ==================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $3.5 million and $3.1 million at December 31, 2002 and 2001 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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4.   INVESTMENTS (CONTINUED)

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany, in a securitization transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     Additionally in 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

     Gross unrealized gains pertaining to equity securities at December 31, 2002 and 2001 were $9.2 million and $29.9 million, respectively. Gross unrealized losses pertaining to equity securities at December 31, 2002 and 2001 were $58.3 million and $30.6 million, respectively.

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $33.1 million and $33.2 million at December 31, 2002 and 2001, respectively, are as follows (in thousands):
                                                      DECEMBER 31,
                                               2002                 2001
                                         -----------------    ------------------
           Residential                   $        805,174     $         694,096

           Commercial                           3,637,507             3,497,309
                                         -----------------    ------------------
                Total                    $      4,442,681     $       4,191,405
                                         =================    ==================

     At December 31, 2002, mortgage loans were collateralized by properties located in 40 states and Canada. Approximately 32% of the aggregate carrying value of the portfolio is secured by properties located in California.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in i) limited partnerships that invest in securities, and ii) derivatives with positive fair values. Limited partnership income (loss) recognized by the Company was $(64.9) million, $(47.6) million and $73.5 million in 2002, 2001 and 2000, respectively.

     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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4.   INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and estimated fair values for derivative contracts outstanding is as follows (in thousands):

                                                            DECEMBER 31,
                                             2002                                2001
                               ---------------------------------- ------------------------------------
                                  CONTRACTUAL/         NET           CONTRACTUAL/         NET
                                    NOTIONAL          FAIR             NOTIONAL          FAIR
                                     AMOUNT           VALUE             AMOUNT           VALUE
                               ------------------ ---------------- ------------------ ----------------
           Interest rate swaps   $ 11,935,364       $ (626,906)      $  10,539,125      $ (396,576)
           Cross-currency
              swaps                 2,727,853          155,709           3,040,723        (267,583)
           Put-swaptions           15,500,000           22,055          20,500,000          39,180
           Futures                      7,007              -                13,924             -
           Call options             1,778,550           80,213           1,701,907         289,100
           Equity index swaps         231,253          (52,888)            231,253         (31,991)

     During 2000, the Company recorded net expenses of $65.5 million on derivative instruments.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2002 and 2001, the estimated fair value of loaned securities was $2,417.6 million and $799.1 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $2,485.6 million and $814.6 million at December 31, 2002 and 2001, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):
                                                                 YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Fixed maturities                            $                     $     2,186,400    $     2,149,175
                                                        2,353,722
     Other investment income                               79,559              255,829            513,478
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,433,281            2,442,229          2,662,653
     Less investment expenses                             (63,252)             (56,007)           (51,670)
                                                 -----------------    -----------------  ------------------
       Net investment income                     $      2,370,029      $     2,386,222    $     2,610,983
                                                 =================    =================  ==================

Net realized gains and losses on investments and change in fair value of hedging instruments are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Sales of fixed maturities
       Gross gains                                 $      262,050       $       90,044     $       43,458
        Gross losses                                     (215,243)            (138,197)           (55,497)
     Sales of equity securities
       Gross gains                                         11,238               26,546             32,577
       Gross losses                                        (8,664)             (20,107)            (1,520)
     Impairment losses                                   (529,145)            (600,595)          (141,079)
     Derivative instruments                              (258,866)            (216,178)           (11,126)
     Other invested assets, net                                 -               27,614             12,332
                                                 -----------------    -----------------  ------------------
       Total before minority interest                    (738,630)            (830,873)          (120,855)
     Minority interest                                     20,980               47,041             49,821
                                                 -----------------    -----------------  ------------------
       Total, net of minority interest             $                    $                  $
                                                         (717,650)            (783,832)           (71,034)
                                                 =================    =================  ==================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

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6.   VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal, Highland and Fremont.

     In accord with FAS 142, the Company annually reviews the recoverability of the goodwill asset. At December 31, 2002, the goodwill asset was deemed to be recoverable, and, accordingly, no impairment adjustment was recorded.

     The amortization of acquired insurance, other intangibles and goodwill was as follows (in thousands):


                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Value of acquired insurance:
       Balance, beginning of year                     $   104,776         $   122,212         $   138,734
       Interest, at rates varying from 6.5% to 9.5%         8,953              10,625              12,201
       Amortization                                       (27,432)            (28,061)            (28,723)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                86,297             104,776             122,212
                                                    -----------------   ------------------  ------------------

     Other intangibles:
        Balance, beginning of year                         11,221              13,325               1,321
        Acquisitions and adjustments                        1,598                -                 13,154
        Amortization                                       (2,223)             (2,104)             (1,150)
                                                    -----------------   ------------------  ------------------
        Balance, end of year                               10,596              11,221              13,325
                                                    -----------------   ------------------  ------------------

     Goodwill:
       Balance, beginning of year                          54,380              56,256               1,838
       Acquisitions and adjustments                          -                  1,042              55,330
          Amortization                                       -                 (2,918)               (912)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                54,380              54,380              56,256
                                                    -----------------   ------------------  ------------------

     Value of insurance in force, other intangibles
       and goodwill:
          Balance, beginning of year                        170,377             191,793            141,893
          Acquisitions and adjustments                        1,598               1,042             68,484
             Net amortization                               (20,702)            (22,458)           (18,584)
                                                    -----------------   ------------------  ------------------
          Balance, end of year                        $    151,273        $     170,377       $    191,793
                                                    =================   ==================  ==================


     As noted previously, effective January 1, 2002, goodwill in the amount of $54.4 million is no longer amortized to earnings. The estimated future amortization expense of acquired insurance in force and core deposit intangibles, net of interest, is as follows (in thousands):

     2003                                         $ 21,979
     2004                                           23,233
     2005                                           24,472
     2006                                           25,685
     2007                                            1,183
     Thereafter                                        341
                                              --------------
          Total                                   $ 96,893
                                              ==============

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------
7.   SAVINGS DEPOSITS

     Savings deposits are summarized as follows at December 31, 2002 and 2001 (in thousands):

                                                           2002                                 2001
                                              --------------------------------     --------------------------------
                                                                  WEIGHTED                             WEIGHTED
                                                                   AVERAGE                             AVERAGE
                      TYPE                       AMOUNT             RATE                  AMOUNT        RATE
                                              --------------    --------------    --------------    ---------------
     Demand deposits                            $    67,075         0.35%             $  54,876          0.65%
     Non-interest bearing deposits                   23,345         0.00                 19,561          0.00
     Passbook                                       125,948         0.50                 59,567          1.75
     Money market checking and savings               70,740         2.12                 70,419          2.66
     Time deposits                                  758,722         3.51                632,259          4.45
                                              --------------    --------------    --------------    ---------------
          Total                                 $ 1,045,830         2.92%             $ 836,682          3.75%
                                              ==============    ==============    ==============    ===============

     The contractual maturities of time deposits, by year, at December 31, 2002 are as follows:

     Years Ending December 31,
     -------------------------
             2003                                 $ 396,356
             2004                                   108,665
             2005                                    43,708
             2006                                    45,184
             Thereafter                             164,809
                                              --------------
                Total                             $ 758,722
                                              ==============

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                          YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------
                                                               2002                  2001                 2000
                                                        -------------------    -----------------    -----------------
     Demand, passbook and money market                         $     4,091           $    5,189           $    1,457
     Time deposits                                                  27,644               31,481               15,533
                                                        -------------------    -----------------    -----------------
          Total                                                $    31,735           $   36,670           $   16,990
                                                        ===================    =================    =================

     Time deposits greater than $100,000 totaled approximately $340.1 million and $239.4 million at December 31, 2002 and 2001, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2002 and 2001 are as follows (in thousands):

                                                                   2002                             2001
                                                        ----------------------------    -----------------------------
                                                          CARRYING      ESTIMATED         CARRYING       ESTIMATED
                                                           AMOUNT       FAIR VALUE         AMOUNT       FAIR VALUE
                                                        -------------- -------------    -------------- --------------
       Surplus notes                                     $    249,212   $   288,065       $   249,202    $   264,785
       Advances from the Federal Home Loan Bank               384,388       394,558           353,942        361,323
       PPMA Funds                                             199,385       191,553           203,247        192,978
       Tuscany                                                270,523       270,523           450,000        450,000
                                                        -------------- -------------    -------------- --------------
                 Total                                    $ 1,103,508   $ 1,144,699       $ 1,256,391    $ 1,269,086
                                                        ============== =============    ============== ==============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2002, 2001 and 2000.

     ADVANCES FROM THE FEDERAL HOME LOAN BANK
     Jackson Federal utilizes the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, maturing in years through 2008, totaled $384.4 million and $353.9 million at December 31, 2002 and 2001, respectively, at weighted average interest rates of 3.33% and 4.75%, respectively. Fixed rate advances totaled $356,550 and $342,900 at December 31, 2002 and 2001, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $839.7 million and $832.5 million at December 31, 2002 and 2001, respectively. Interest paid totaled $15.1 million, $17.2 million and $5.2 million in 2002, 2001 and 2000, respectively.

     PPMA FUNDS
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.56% to 3.69% and 8.22% to 8.63%, respectively.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.63% to 5.06% and 7.38% to 8.13%, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Outstanding debt balances on the PPMA Funds at December 31, 2002 and 2001 are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2002:
         Subordinated secured notes                   $  33,319         $ 45,000        $  78,319
         Revolving credit facility                       78,375           42,691          121,066
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,694         $ 87,691        $ 199,385
                                                  ==============    =============    =============

         DECEMBER 31, 2001:
         Subordinated secured notes                   $  32,539         $ 45,000        $  77,539
         Revolving credit facility                       78,750           46,958          125,708
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,289         $ 91,958        $ 203,247
                                                  ==============    =============    =============

     Interest expense on the debt totaled $19.0 million, $15.8 million and $24.2 million in 2002, 2001 and 2000, respectively.

     TUSCANY
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated floating rate notes. The senior notes ("Tuscany Notes"), initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties. The Tuscany Notes bear interest at LIBOR plus .38%, which at December 31, 2002 and 2001 was 2.16% and 2.52%, respectively. The subordinated floating rate notes were sold to the Company and are eliminated in consolidation.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2002 and 2001, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $365.9 million and $664.3 million during 2002 and 2001, respectively, at weighted average interest rates of 1.43% and 4.13%, respectively. Interest paid totaled $5.2 million, $27.4 million and $44.3 million in 2002, 2001 and 2000, respectively. The highest level of short-term borrowings at any month end was $521.4 million in 2002, and $1.0 billion in 2001.

10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the transaction was immaterial, as the initial reinsurance premium approximated the reinsurance recoverable arising under the treaty.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
10.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Direct life premiums                              $     338,093     $       337,250      $      341,078
     Assumed life premiums                                      (277)              3,519               4,324
     Less reinsurance ceded:
       Life                                                 (126,122)           (117,620)           (114,601)
       Annuity                                               (59,000)               -                   -
                                                     ------------------ ------------------  -----------------
         Total net premiums                            $     152,694     $       223,149      $      230,801
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                 DECEMBER 31,
                                                           2002               2001
                                                     ------------------ ------------------
     Ceded reserves:
       Life                                            $   440,284        $      373,481
       Annuity                                              58,240                  -
     Ceded claims liability                                 14,071                 8,890
     Ceded - other                                          12,436                13,053
                                                     ------------------ ------------------
       Total                                           $   525,031        $      395,424
                                                     ================== ==================

     Reserves reinsured through Brooke Life were $65.4 million and $68.4 million at December 31, 2002 and 2001, respectively. Reserves reinsured through PARC were $58.2 million at December 31, 2002.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Current tax (benefit) expense                      $      137,400    $    (15,588)       $    179,200
     Deferred tax (benefit) expense                           (285,863)       (101,474)             37,000
                                                     ------------------ ------------------  -----------------
     Federal income tax (benefit) expense               $     (148,463)   $   (117,062)       $    216,200
                                                     ================== ==================  =================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2002, 2001 and 2000 as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Income taxes at statutory rate                   $     (149,047)    $     (118,220)     $     214,989

     Other                                                       584              1,158              1,211
                                                     ------------------ ------------------  -----------------
     Provision for federal income taxes               $     (148,463)    $     (117,062)     $     216,200
                                                     ================== ==================  =================
     Effective tax rate                                         34.9%              34.7%              35.2%
                                                     ================== ==================  =================

     Federal income taxes paid (received) were $(45.0) million, $71.0 million and $148.6 million in 2002, 2001 and 2000, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
11.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      2002                2001
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items                                    $       573,634     $      502,755
     Difference between financial reporting and the tax basis of:
          Investments                                                                     619,462            310,272
          Deferred compensation                                                            30,757             26,711
     Net unrealized losses on available for sale securities                                     -              9,054

     Other, net                                                                            18,794             22,620
                                                                                ------------------ -------------------
     Total gross deferred tax asset                                                     1,242,647            871,412
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs                                                          (524,287)          (596,876)
     Difference between financial reporting and the tax basis of:
       Value of the insurance in-force                                                    (30,204)           (36,672)

        Other assets                                                                       (2,194)            (2,936)

     Net unrealized gains on available for sale securities                               (398,715)                 -

     Other, net                                                                           (10,477)              (176)
                                                                                ------------------ -------------------
     Total gross deferred tax liability                                                  (965,877)          (636,660)
                                                                                ------------------ -------------------

     Net deferred tax asset                                                       $       276,770    $       234,752
                                                                                ================== ===================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2002, the Company had a federal tax capital loss carryforward of approximately $58.0 million, which will expire in the years 2006 and 2007.

12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2002 and 2001, the Company's reserve for future state guaranty fund assessments was $41.0 million and $45.0 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company previously offered synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $0 and $31.3 million at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
12.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

     The Company has unfunded commitments related to its investments in limited partnerships totaling $482.8 million at December 31, 2002.

     The Company leases office space and equipment under several operating leases that expire at various dates through 2010. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $6.3 million, $6.8 million and $6.1 million in 2002, 2001 and 2000, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

           2003                      $ 18,227
           2004                        16,473
           2005                        15,371
           2006                         4,662
           2007                         4,627
           Thereafter                   7,305
                                 -------------
           Total                     $ 66,665
                                 =============

13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2003, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $289 million.

     The Company received capital contributions from its parent of $614.4 million in 2002 and $299.7 million in 2001. The capital contributions included $24.4 million and $19.3 million in 2002 and 2001, respectively, from Brooke Life forgiving an intercompany tax liability. The 2001 capital contribution also included $28.7 million related to amounts received from Prudential for certain failed merger related costs. Dividend payments were $142.0 million, $131.1 million and $176.3 million in 2002, 2001 and 2000, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,888.9 million and $2,450.1 million at December 31, 2002 and December 31, 2001, respectively. Statutory net income (loss) of the Company was $(258.4) million, $(201.6) million and $243.8 million in 2002, 2001 and 2000, respectively.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, Codification of Statutory Accounting Principles, became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in a transitional adjustment to increase statutory capital and surplus by $47.8 million.

     The Company, with the explicit permission of the Michigan Commissioner of Insurance, has recognized at December 31, 2002, the reserve credit for reinsurance ceded to an unauthorized affiliated reinsurer. Collateral, in the form of letters of credit, was secured on January 30, 2003. This permitted practice resulted in an increase to statutory surplus of $388.6 million.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2002, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
14.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $32.9 million, $28.5 million and $27.1 million to PPM for investment advisory services during 2002, 2001 and 2000, respectively.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December, 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.1 million, $5.9 million and $5.8 million in 2002, 2001 and 2000, respectively.

Part C is amended and restated as follow:

PART C.  OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

(a)     Financial Statements:
        (1)   Financial statements and schedules included in Part A:
              Condensed Financial Information

        (2)   Financial statements and schedules included in Part B:

              Jackson National Separate Account - I:

              Report of Independent Accountants
              Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the Year Ended December 31, 2002 Statement of Changes in Net Assets for the Years Ended December
                31, 2002, December 31, 2001 and December 31, 2000
              Notes to Financial Statements
              Jackson National Life Insurance Company:

              Report of Independent Accountants
              Consolidated Balance Sheet at December 31, 2002, 2001 and 2000 Consolidated Income Statement for the years ended December 31,
                2002, 2001, 2000 and 1999
              Consolidated Statement of Stockholder's Equity and Comprehensive
                Income for the years ended December 31, 2002, 2001, 2000
                and 1999
              Consolidated Statement of Cash flows for the years ended December
                31, 2002, 2001, 2000 and 1999
              Notes to Consolidated Financial Statements

Item 24.(b)       Exhibits

Exhibit No.       Description

1.        Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21,
          1999.

2.        Not Applicable

3.        Distribution Agreement dated May 24, 1995, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 3, filed on April 30, 1996.

4.a.      Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the
          Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996.

4.b.      Specimen of the Defined Strategies Variable Annuity Contract, incorporated by reference to the
          Registrant's Post-Effective Amendment No. 11, filed on April 27, 2000.

4.c.      Specimen of the Perspective Fixed & Variable Annuity Group Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 12, filed on April 16, 2001.

4.d.      Form of Enhanced Earnings Endorsement, incorporated by reference to Registrant's Post-Effective
          Amendment No. 13 electronically filed on May 2, 2001.

4.e.      Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's
          Post-Effective Amendment No. 13 electronically filed on May 2, 2001.

4.f.      Specimen of Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective
          Amendment No. 15 electronically filed on July 30, 2001.

4.g.      Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to
          Registrant's Post-Effective Amendment No. 17 electronically filed on October 5, 2001.

4.h.      Specimen of Preselected Death Benefit Option Endorsement, incorporated by reference to
          Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.

5.a.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on April 15, 1997.

5.b.      Specimen of the Perspective Plus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on April 15, 1997.

5.c.      Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to the
          Registrant's Post-Effective Amendment No. 11, filed on April 27, 2000.

5.d.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 13 electronically filed on May 2, 2001.

5.e.      Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 13 electronically filed on May 2,2001.

5.f.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 17 electronically filed on October 5, 2001.

5.g.      Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to
          Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.

5.h.      Specimen of the Defined Strategies Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 electronically filed on April 26, 2002.

6.a.      Articles of Incorporation of Depositor, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 3, filed on April 30, 1996.

6.b.      Bylaws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No.
          3, filed on April 30, 1996.

7.        Not Applicable

8.        Not Applicable

9.        Opinion and Consent of Counsel, attached hereto.

10.       Consent of Independent Accountants (KPMG LLP), attached hereto.

11.       Not Applicable

12.       Not Applicable

13.a.     Schedule of Computation of Performance, incorporated by reference to the Registrant's
          Post-Effective Amendment No. 3, filed on April 30, 1996.

13.b.     Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective
          Amendment No. 17 electronically filed on October 5, 2001.

13.c.     Schedule of Computation of Performance, incorporated by reference to Registrant's Post-Effective
          Amendment No. 19 electronically filed on April 26, 2002.


Item 25.      Directors and Officers of the Depositor

Name and Principal Business Address            Positions and Offices with Depositor

Richard D. Ash                                 Vice President -
1 Corporate Way                                Actuary & Appointed Actuary
Lansing, Michigan 48951

John B. Banez                                  Vice President -
1 Corporate Way                                Systems and Programming
Lansing, Michigan 48951

James P. Binder                                Vice President -
1 Corporate Way                                Finance and Corporate Strategy
Lansing, Michigan 48951

Joseph Mark Clark                              Vice President -
1 Corporate Way                                Policy Administration
Lansing, Michigan 48951

Marianne Clone                                 Vice President - Administration
1 Corporate Way
Lansing, Michigan 48951

James B. Croom                                 Vice President &
1 Corporate Way                                Deputy General Counsel
Lansing, Michigan 48951

Gerald W. Decius                               Vice President -
1 Corporate Way                                Systems Application Coordinator
Lansing, Michigan 48951

Lisa C. Drake                                  Senior Vice President & Chief
1 Corporate Way                                Actuary
Lansing, Michigan 48951

Robert A. Fritts                               Vice President &
1 Corporate Way                                Controller - Financial
Lansing, Michigan 48951                        Operations

Victor Gallo                                   Senior Vice President -
1 Corporate Way                                Group Pension
Lansing, Michigan 48951

James D. Garrison                              Vice President - Tax
1 Corporate Way
Lansing, MI  48951

Rhonda K. Grant                                Vice President - Government
1 Corporate Way                                & Public Relations
Lansing, Michigan 48951

Lou E. Hensley                                 Vice President - Corporate
1 Corporate Way                                Development
Lansing, Michigan 48951

Andrew B. Hopping                              Executive Vice President,
1 Corporate Way                                Chief Financial Officer,
Lansing, Michigan 48951                        Treasurer and Director

Stephen A. Hrapkiewicz                         Senior Vice President - Human
1 Corporate Way                                Resources
Lansing, Michigan 48951

Clifford J. Jack                               Executive Vice President and
1 Corporate Way                                Chief Distribution Officer
Lansing, Michigan 48951

Cheryl L. Johns                                Vice President - Life Division
1 Corporate Way
Lansing, Michigan 48951

Timo P. Kokko                                  Vice President - Support
1 Corporate Way                                Services
Lansing, Michigan 48951

Everett W. Kunzelman                           Vice President - Underwriting
1 Corporate Way
Lansing, Michigan 48951

Lynn W. Lopes                                  Vice President - Group
1 Corporate Way                                Pension
Lansing, Michigan 48951

Clark P. Manning                               President & Chief Executive
1 Corporate Way                                Officer and Director
Lansing, Michigan 48951

Thomas J. Meyer                                Senior Vice President,
1 Corporate Way                                General Counsel and
Lansing, Michigan 48951                        Secretary

Keith R. Moore                                 Vice President - Technology
1 Corporate Way
Lansing, Michigan 48951

Jacky Morin                                    Vice President -
1 Corporate Way                                Group Pension
Lansing, Michigan 48951

P. Chad Myers                                  Senior Vice President - Asset/
1 Corporate Way                                Liability Management
Lansing, Michigan 48951

J. George Napoles                              Executive Vice President and
1 Corporate Way                                Chief Information Officer
Lansing, Michigan 48951

Mark D. Nerud                                  Vice President - Fund
1 Corporate Way                                Accounting and Administration
Lansing, Michigan 48951

Bradley J. Powell                              Vice President - Institutional
1 Corporate Way                                Marketing Group
Lansing, Michigan 48951

Laura L. Prieskorn                             Vice President - Model Office
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                 Vice President - Broker
1 Corporate Way                                Management
Lansing, Michigan 48951

James R. Sopha                                 Executive Vice President
1 Corporate Way                                Corporate Development
Lansing, Michigan 48951

Scott L. Stolz                                 Senior Vice President -
1 Corporate Way                                Administration
Lansing, Michigan 48951

Connie J. Van Doorn                            Vice President -
1 Corporate Way                                Variable Annuity
Lansing, Michigan 48951                        Administration

Michael A. Wells                               Chief Operating Officer
1 Corporate Way                                and Director
Lansing, Michigan 48951

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Principal Business

Alaiedon, LLC                Michigan                   100% Hermitage
                                                        Management LLC

Brooke Holdings, Inc         Delaware                   100% Holborn Delaware      Holding Company.
                                                        Partnership                Activities

Brooke Finance Corporation   Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.                       Activities

Brooke Life Insurance        Michigan                   100% Brooke Holdings,      Life Insurance
Company                                                 Inc.

Carolina Steel               North Carolina             96.65% Jackson National    Manufacturing Company
                                                        Life Insurance Company

Cherrydale Farms, Inc.       Delaware                   96.4% Jackson National     Candy
                                                        Life Insurance Company

Cherrydale Holdings, Inc.    Delaware                   72.5% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware             Delaware                   80% Prudential One         Holding Company
Partnership                                             Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

IFC Holdings, Inc.           Delaware                   99% National Planning      Broker/Dealer
                                                        Holdings Inc.

Investment Centers of        Delaware                   100% IFC Holdings, Inc.    Broker/Dealer
America

IPM Products Group           Delaware                   93% Jackson National       Auto Parts
                                                        Life Insurance Company

Jackson Federal Bank         USA                        100% JNL Thrift            Savings & Loan
                                                        Holdings, Inc.

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser, and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors, Inc.                                      Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company of New                                Life Insurance Company
York

JNL Investors Series Trust   Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Securities, LLC          Michigan                   100% Curian Capital, LLC   Broker/Dealer &
                                                                                   Insurance Agency

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Thrift Holdings, Inc.    Michigan                   National Life Insurance    Holding Company
                                                        Company

JNL Variable Fund LLC        Delaware                   100% Jackson National     Investment Company
                                                        Separate Account - I

JNL Variable Fund III LLC    Delaware                   100% Jackson National      Investment Company
                                                        Separate Account III

JNL Variable Fund IV LLC     Delaware                   100% Jackson National      Investment Company
                                                        Separate Account IV

JNL Variable Fund V LLC      Delaware                   100% Jackson National      Investment Company
                                                        Separate Account V

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

JNLNY Variable Fund II LLC   Delaware                   100% JNLNY Separate        Investment Company
                                                        Account II

LePages, Inc.                Delaware                   100% Jackson National      Adhesives
                                                        Life Insurance Company

LePages Management Co., LLC  Delaware                   100% Jackson National      Adhesives
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings,      Holding Company
Holdings, Inc.                                          Inc.                       Activities

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings,      Holding Company
                                                        Inc.

Prudential Atlantic          Ireland                    100% Prudential            Reinsurance
Reinsurance Company                                     Corporation
                                                        Holdings Limited

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Prudential Corporation       United Kingdom             100% Prudential            Holding Company
Holdings Limited                                        Corporation PLC

Prudential Corporation PLC   United Kingdom             Publicly Traded            Financial Institution

Prudential One Limited       England and Wales          100% Prudential            Holding Company
                                                        Corporation Holdings       Activities
                                                        Limited

Prudential Two Limited       England and Wales          100%Prudential             Holding Company
                                                        Corporation Holdings       Activities
                                                        Limited

Prudential Three Limited     England and Wales          100% Prudential            Holding Company
                                                        Corporation Holdings       Activities
                                                        Limited

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer
                                                        Holdings, Inc.


Item 27.  Number of Contract Owners as of  March 11, 2003.

Non-Qualified - 53,325
Qualified - 49,306

Item 28.  Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life
     Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Clark Manning                      Director
1 Corporate Way
Lansing, Michigan 48951

Andrew B. Hopping                  Director
1 Corporate Way
Lansing, Michigan 48951

Clifford J. Jack                   President and Chief Executive Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pam Aurbach                        Vice President - National Sales Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Kendall Best                       Vice President - Strategic Relations
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Sean P. Blowers                    Vice President - Thrift Products
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

William Britt                      Vice President - Market Planning and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Barry L. Bulakites                 Senior Vice President - National Sales
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, Georgia 30339-2120

Doug Campbell                      Senior Vice President and National Sales
401 Wilshire Blvd.                 Director
Suite 1200
Santa Monica, California 90401

David Collett                      Chief Financial Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, Colorado 80237

Anthony L. Dowling                 Chief Compliance Officer & Assistant Vice
8055 E. Tufts Avenue               President
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, Colorado 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hull                        Vice President - Life Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, Colorado 80237

Nicholas Koutouras                 Vice President - Business Development
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

James Livingston                   Senior Vice President - Product Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Lisa Pedote                        Vice President - Finance
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Stephen Pene                       Vice President, Controller & Financial
401 Wilshire Boulevard             Operations
Suite 1200
Santa Monica, CA 90401

Christine A. Pierce-Tucker         Senior Vice President - JNLD Product
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, Georgia 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

James L. Simon                     Secretary
1 Corporate Way
Lansing, Michigan 48951

Greg Smith                         Senior Vice President - Project Management/
401 Wilshire Blvd.                 Business Solutions
Suite 1200
Santa Monica, California 90401

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Scott Yessner                      Senior Vice President - Strategic Initiatives
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

(c)

----------------------- --------------------- -------------------- --------------------- --------------------
                          Net Underwriting      Compensation on
  Name of Principal        Discounts and         Redemption or          Brokerage
     Underwriter            Commissions          Annuitization         Commissions          Compensation
----------------------- --------------------- -------------------- --------------------- --------------------
Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors, Inc.

Item 30.  Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
8055 East Tufts Ave., Second Floor
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings and Representations

(a)        Not Applicable

(b)        Not Applicable

(c)        Not Applicable

(d)        Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

(e)        The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b) if the Internal Revenue Code of 1986 as amended, is issued by the
           Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available
           November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with
           IRS Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2003.

Jackson National Separate Account - I
(Registrant)


By:      Jackson National Life Insurance Company

By:      /s/ Andrew B. Hopping*
         ----------------------
         Andrew B. Hopping
         Executive Vice President - Chief Financial Officer and Director

Jackson National Life Insurance Company
(Depositor)

By:      /s/  Andrew B. Hopping*
         ----------------------
         Andrew B. Hopping
         Executive Vice President -Chief Financial Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning*                                   April 30, 2003
----------------------
Clark P. Manning, President, Chief Executive Officer
and Director

/s/ Michael A. Wells*                                   April 30, 2003
----------------------
Michael A. Wells, Director

/s/ Andrew B. Hopping*                                  April 30, 2003
----------------------
Andrew B. Hopping, Executive Vice President -Chief
Financial Officer and Director


* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 6th day of January, 2003.


/s/ Clark P. Manning
----------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
----------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
----------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
----------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

EXHIBIT LIST

Exhibit No.          Description

9.                   Opinion of Counsel, attached hereto as EX-99.9.


10.                  Consent of Auditors, attached hereto as EX-99.10.